UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of January 31, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — 5.5%
67,000	Deutsche Bank AG, 0.200%, dated 01/31/12, due 02/01/12, repurchase price $67,000, collateralized by U.S. Treasury Notes, 1.500%, 08/31/18 with a value of $68,340.	67,000
67,000	UBS Warburg LLC, 0.200%, dated 01/31/12, due 02/01/12, repurchase price $67,000, collateralized by U.S. Treasury Bonds,4.500%, 05/15/38 with a value of $68,340.	67,000

	Total Repurchase Agreements (Cost $134,000)	134,000

U.S. Government Agency Securities — 64.1%
12,000	Federal Farm Credit Bank, DN, 0.150%, 11/16/12 (n)	11,991
	Federal Home Loan Bank,
29,490	DN, 0.001%, 02/01/12 (m) (n)	29,490
108,219	DN, 0.010%, 02/29/12 (m) (n)	108,217
60,615	DN, 0.015%, 03/02/12 (m) (n)	60,614
60,000	DN, 0.020%, 03/14/12 (m) (n)	59,999
20,000	DN, 0.020%, 03/21/12 (m) (n)	19,999
44,446	DN, 0.020%, 03/23/12 (m) (n)	44,445
98,132	DN, 0.030%, 02/08/12 (m) (n)	98,132
105,312	DN, 0.030%, 02/17/12 (m) (n)	105,311
44,206	DN, 0.035%, 02/03/12 (m) (n)	44,206
95,000	DN, 0.045%, 04/18/12 (m) (n)	94,994
31,153	DN, 0.070%, 05/11/12 (m) (n)	31,150
25,000	DN, 0.085%, 08/01/12 (m) (n)	24,994
9,246	DN, 0.100%, 02/22/12 (m) (n)	9,246
2,500	0.140%, 09/25/12	2,499
49,549	DN, 0.160%, 11/08/12 (m) (n)	49,514
3,000	0.180%, 08/22/12	3,000
30,000	0.200%, 11/07/12 (m)	30,005
2,500	1.625%, 09/26/12	2,524
	Federal Home Loan Mortgage Corp.,
50,000	DN, 0.010%, 02/17/12 (m) (n)	50,000
25,000	DN, 0.020%, 02/06/12 (m) (n)	25,000
56,273	DN, 0.078%, 04/16/12 (m) (n)	56,270
60,000	DN, 0.090%, 03/19/12 (m) (n)	59,999
25,000	DN, 0.095%, 04/09/12 (m) (n)	24,998
17,310	DN, 0.100%, 02/23/12 (m) (n)	17,310
51,000	DN, 0.100%, 04/03/12 (m) (n)	50,997
12,000	DN, 0.180%, 02/13/12 (m) (n)	12,000
10,000	DN, 0.180%, 10/01/12 (m) (n)	9,995
5,000	DN, 0.200%, 07/06/12 (m) (n)	4,999
2,500	2.125%, 09/21/12 (m)	2,531
	Federal National Mortgage Association,
38,460	DN, 0.020%, 03/13/12 (m) (n)	38,459
72,405	DN, 0.030%, 02/01/12 (m) (n)	72,405
30,000	DN, 0.090%, 07/25/12 (m) (n)	29,994
30,000	DN, 0.095%, 07/11/12 (m) (n)	29,995
75,000	DN, 0.100%, 04/02/12 (m) (n)	74,996
24,300	DN, 0.105%, 03/01/12 (m) (n)	24,300
100,000	DN, 0.130%, 07/16/12 (m) (n)	99,982
12,000	DN, 0.180%, 02/13/12 (m) (n)	12,000
25,000	VAR, 0.310%, 11/23/12 (m)	25,027
2,500	0.625%, 09/24/12 (m)	2,508

	Total U.S. Government Agency Securities (Cost $1,553,939)	1,554,095

U.S. Treasury Obligations — 1.2%
	U.S. Treasury Notes,
4,000	0.875%, 02/29/12 (m)	4,003
20,000	1.375%, 05/15/12 (m)	20,074
4,000	1.375%, 09/15/12 (m)	4,031

	Total U.S. Treasury Obligations (Cost $28,098)	28,108

SHARES
Investment Companies — 28.2%
581,858	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% † (b) (l)	581,858
102,970	JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class Shares, 0.000% † (b) (l)	102,970

	Total Investment Companies (Cost $684,828)	684,828

	Total Investments — 99.0% (Cost $2,400,865)	2,401,031
	Other Assets in Excess of Liabilities — 1.0%	23,819

	NET ASSETS — 100.0%	$2,424,850

Percentages indicated are based on net assets.

Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
12,960	Australian Dollar	03/19/12	$1,368,706	$43,256
	Short Futures Outstanding
(3,474)	Lean Hogs *	04/16/12	(123,501)	(2,406)

				$40,850

Return Swaps on Commodities
SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Newedge USA, LLC
	Long Positions
	CME Live Cattle April 2012 Futures	03/30/12	$43,818	$277
	CBOT Corn March 2012 Futures	02/22/12	203,426	2,957
	CBOT Soybean Meal March 2012 Futures	02/22/12	50,705	654
	CBOT Soybean Oil March 2012 Futures	02/22/12	85,340	(1,654)
	Short Positions
	CBOT Soybean March 2012 Futures	02/22/12	(113,066)	563
	CBOT Wheat March 2012 Futures	02/22/12	(115,751)	(9,744)
	NYBOT-ICE Sugar #11 (World) March 2012 Futures	02/22/12	(71,328)	(379)
	NYMEX Natural Gas March 2012 Futures	02/17/12	(47,207)	76
	NYBOT-ICE Coffee ‘C’ March 2012 Futures	02/13/12	(80,079)	3,579
	NYMEX WTI Crude Oil March 2012 Futures	02/10/12	(32,104)	159

				$(3,512)

Jefferies Bache Financial Services, Inc.
	Long Positions
	COMEX Gold 100 oz. April 2012 Futures	04/26/12	$644,818	$19,876
	NYMEX Gasoline RBOB March 2012 Futures	03/29/12	556,701	25,516
	NYMEX Heating Oil March 2012 Futures	03/29/12	47,283	422
	LME Copper March 2012 Futures	03/21/12	302,947	19,711
	LME Lead March 2012 Futures	03/21/12	53,417	134
	CBOT Corn March 2012 Futures	03/14/12	132,624	(2,122)
	NYBOT-ICE Cotton No.2 March 2012 Futures	03/08/12	68,212	(3,569)
	Short Positions
	COMEX Copper March 2012 Futures	03/28/12	(132,934)	(10,787)
	LME Nickel March 2012 Futures	03/21/12	(4,248)	62
	LME Primary Aluminum March 2012 Futures	03/21/12	(111,342)	(7,304)
	LME Zinc March 2012 Futures	03/21/12	(106,208)	(4,117)
	NYBOT-ICE Cocoa March 2012 Futures	03/15/12	(70,494)	(3,615)
	CBOT Wheat March 2012 Futures	03/14/12	(20,213)	(1,037)

				$33,170

Total				$29,658

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

CBOT	—	Chicago Board of Trade
CME	—	Chicago Mercantile Exchange
COMEX	—	Commodity Exchange, Inc.
DN	—	Discount Notes
LME	—	London Metal Exchange
NYBOT-ICE	—	New York Board of Trade - International Exchange
NYMEX	—	New York Mercantile Exchange
RBOB	—	Reformulated gasoline Blendstock for Oxygen Blending
WTI	—	West Texas Intermediate
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2012.

*	—	These contracts provide for cash settlement based on the price of the underlying commodity.
†	—	Approximately $291,585,000 of the investments are restricted and pledged as collateral for swaps to various brokers.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$168
Aggregate gross unrealized depreciation	(2)

Net unrealized appreciation/depreciation	$166

Federal income tax cost of investments	$2,400,865

Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments (“CSOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$684,828	$1,716,203	$—	$2,401,031

Appreciation in Other Financial Instruments
Futures Contracts	$43,256	$—	$—	$43,256
Return Swaps	—	73,986	—	73,986

Total Appreciation in Other Financial Instruments	$43,256	$73,986	$—	$117,242

Depreciation in Other Financial Instruments
Futures Contracts	$(2,406)	$—	$—	$(2,406)
Return Swaps	—	(44,328)	—	(44,328)

Total Depreciation in Other Financial Instruments	$(2,406)	$(44,328)	$—	$(46,734)

There were no transfers between Levels 1 and 2 for the period ended January 31, 2012.

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the CSOI. Level 1 consists of two affiliated money market mutual funds, which are held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the CSOI for industry specifics of the portfolio holdings.

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 97.0% (j)
		Common Stocks — 95.3%

		Consumer Discretionary — 13.7%
		Auto Components — 1.8%
—	(h)	Federal-Mogul Corp. (a)	5
82		Tenneco, Inc. (a)	2,630
433		TRW Automotive Holdings Corp. (a)	16,244

			18,879

		Distributors — 0.3%
41		Genuine Parts Co.	2,615

		Diversified Consumer Services — 0.3%
9		DeVry, Inc.	348
25		Hillenbrand, Inc.	588
25		Sotheby’s	837
14		Weight Watchers International, Inc.	1,069

			2,842

		Hotels, Restaurants & Leisure — 2.2%
63		Bob Evans Farms, Inc.	2,233
27		Buffalo Wild Wings, Inc. (a)	1,789
4		CEC Entertainment, Inc.	133
—	(h)	Cheesecake Factory, Inc. (The) (a)	6
25		Chipotle Mexican Grill, Inc. (a)	9,030
15		Cracker Barrel Old Country Store, Inc.	781
217		International Game Technology	3,458
1		Las Vegas Sands Corp. (a)	64
2		Penn National Gaming, Inc. (a)	77
1		PF Chang’s China Bistro, Inc.	40
5		Pinnacle Entertainment, Inc. (a)	50
21		Scientific Games Corp., Class A (a)	230
—	(h)	Texas Roadhouse, Inc.	1
2		Wendy’s Co. (The)	10
28		WMS Industries, Inc. (a)	611
3		Wyndham Worldwide Corp.	120
38		Wynn Resorts Ltd.	4,388

			23,021

		Household Durables — 0.7%
299		D.R. Horton, Inc.	4,155
—	(h)	Jarden Corp.	10
8		Leggett & Platt, Inc.	180
38		Newell Rubbermaid, Inc.	703
1		NVR, Inc. (a)	1,001
229		PulteGroup, Inc. (a)	1,705

			7,754

		Internet & Catalog Retail — 0.0% (g)
1		HSN, Inc.	53

		Leisure Equipment & Products — 0.0% (g)
5		Polaris Industries, Inc.	339

		Media — 1.8%
13		Arbitron, Inc.	460
286		Cablevision Systems Corp., Class A	4,161
105		Cinemark Holdings, Inc.	2,074
93		CTC Media, Inc., (Russia)	931
143		DIRECTV, Class A (a)	6,458
26		Live Nation Entertainment, Inc. (a)	267
8		McGraw-Hill Cos., Inc. (The)	362
1		Morningstar, Inc.	47
18		New York Times Co. (The), Class A (a)	136
2		Scripps Networks Interactive, Inc., Class A	74
25		Time Warner Cable, Inc.	1,877
33		Viacom, Inc., Class B	1,559

			18,406

		Multiline Retail — 2.3%
104		Dillard’s, Inc., Class A	4,598
306		Kohl’s Corp.	14,076
1		Nordstrom, Inc.	46
98		Target Corp.	4,993

			23,713

		Specialty Retail — 3.4%
10		Abercrombie & Fitch Co., Class A	447
6		Advance Auto Parts, Inc.	474
60		Aeropostale, Inc. (a)	986
16		American Eagle Outfitters, Inc.	231
149		ANN, Inc. (a)	3,622
2		AutoZone, Inc. (a)	531
9		Bed Bath & Beyond, Inc. (a)	553
550		Best Buy Co., Inc.	13,164
11		Chico’s FAS, Inc.	131
6		Children’s Place Retail Stores, Inc. (The) (a)	294
59		Dick’s Sporting Goods, Inc.	2,427
46		Finish Line, Inc. (The), Class A	965
54		Gap, Inc. (The)	1,027
20		Group 1 Automotive, Inc.	1,071
1		Guess?, Inc.	30
—	(h)	Jos. A. Bank Clothiers, Inc. (a)	21
22		Men’s Wearhouse, Inc. (The)	748

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Specialty Retail — Continued
3		O’Reilly Automotive, Inc. (a)	248
11		Penske Automotive Group, Inc.	253
6		PetSmart, Inc.	304
8		Pier 1 Imports, Inc. (a)	126
152		RadioShack Corp.	1,092
19		Sally Beauty Holdings, Inc. (a)	394
403		Staples, Inc.	5,893
—	(h)	Tractor Supply Co.	8
14		Williams-Sonoma, Inc.	490

			35,530

		Textiles, Apparel & Luxury Goods — 0.9%
35		Coach, Inc.	2,440
2		Columbia Sportswear Co.	87
144		Crocs, Inc. (a)	2,741
10		Deckers Outdoor Corp. (a)	783
107		Hanesbrands, Inc. (a)	2,633
4		Iconix Brand Group, Inc. (a)	69
10		Jones Group, Inc. (The)	96
—	(h)	PVH Corp.	14
10		Wolverine World Wide, Inc.	395

			9,258

		Total Consumer Discretionary	142,410

		Consumer Staples — 3.6%
		Beverages — 1.1%
385		Coca-Cola Enterprises, Inc.	10,305
22		PepsiCo, Inc.	1,468

			11,773

		Food & Staples Retailing — 0.3%
29		Costco Wholesale Corp.	2,367
12		CVS Caremark Corp.	509

			2,876

		Food Products — 0.9%
1		Archer-Daniels-Midland Co.	14
13		ConAgra Foods, Inc.	341
59		Dean Foods Co. (a)	632
1		Hershey Co. (The)	41
—	(h)	J&J Snack Foods Corp.	7
9		Kellogg Co.	428
85		Smithfield Foods, Inc. (a)	1,891
306		Tyson Foods, Inc., Class A	5,705

			9,059

		Household Products — 0.9%
9		Clorox Co. (The)	619
66		Colgate-Palmolive Co.	5,951
18		Energizer Holdings, Inc. (a)	1,368
22		Kimberly-Clark Corp.	1,599

			9,537

		Tobacco — 0.4%
58		Philip Morris International, Inc.	4,330

		Total Consumer Staples	37,575

		Energy — 13.2%
		Energy Equipment & Services — 5.3%
358		Baker Hughes, Inc.	17,590
1		Basic Energy Services, Inc. (a)	11
40		Complete Production Services, Inc. (a)	1,340
199		Halliburton Co.	7,304
171		Helix Energy Solutions Group, Inc. (a)	2,807
4		ION Geophysical Corp. (a)	30
59		Key Energy Services, Inc. (a)	847
7		Newpark Resources, Inc. (a)	54
1		Oil States International, Inc. (a)	48
655		Patterson-UTI Energy, Inc.	12,368
298		RPC, Inc.	4,548
1		SEACOR Holdings, Inc. (a)	107
221		Superior Energy Services, Inc. (a)	6,290
27		Unit Corp. (a)	1,201

			54,545

		Oil, Gas & Consumable Fuels — 7.9%
18		Alpha Natural Resources, Inc. (a)	358
182		Apache Corp.	17,955
45		Arch Coal, Inc.	651
6		Berry Petroleum Co., Class A	250
72		Bill Barrett Corp. (a)	1,995
87		Carrizo Oil & Gas, Inc. (a)	2,107
86		Chesapeake Energy Corp.	1,823
—	(h)	Chevron Corp.	21
1		ConocoPhillips	55
1		CVR Energy, Inc. (a)	25
92		Devon Energy Corp.	5,881
119		EQT Corp.	6,027
24		EXCO Resources, Inc.	190
78		Forest Oil Corp. (a)	1,017
580		Gran Tierra Energy, Inc., (Canada) (a)	3,345
112		Hess Corp.	6,295

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Oil, Gas & Consumable Fuels — Continued
109		Murphy Oil Corp.	6,502
206		Newfield Exploration Co. (a)	7,776
471		QEP Resources, Inc.	13,496
1		Rosetta Resources, Inc. (a)	28
—	(h)	SM Energy Co.	14
220		Stone Energy Corp. (a)	6,166
19		Tesoro Corp. (a)	469

			82,446

		Total Energy	136,991

		Financials — 7.8%
		Capital Markets — 2.3%
3		Affiliated Managers Group, Inc. (a)	302
62		Ameriprise Financial, Inc.	3,329
53		BGC Partners, Inc., Class A	329
30		Evercore Partners, Inc., Class A	858
—	(h)	Federated Investors, Inc., Class B	2
54		Franklin Resources, Inc.	5,748
49		Janus Capital Group, Inc.	382
1		Knight Capital Group, Inc., Class A (a)	6
90		SEI Investments Co.	1,648
250		State Street Corp.	9,779
—	(h)	T. Rowe Price Group, Inc.	12
83		TD Ameritrade Holding Corp.	1,337
—	(h)	Waddell & Reed Financial, Inc., Class A	3

			23,735

		Commercial Banks — 2.5%
2		BancorpSouth, Inc.	24
—	(h)	Bank of the Ozarks, Inc.	11
16		BB&T Corp.	427
219		East West Bancorp, Inc.	4,812
143		Fifth Third Bancorp	1,863
2		Glacier Bancorp, Inc.	29
26		Hancock Holding Co.	856
117		Huntington Bancshares, Inc.	671
2		KeyCorp	16
—	(h)	M&T Bank Corp.	12
1		Old National Bancorp	7
—	(h)	PacWest Bancorp	5
6		PrivateBancorp, Inc.	78
—	(h)	Prosperity Bancshares, Inc.	20
699		Regions Financial Corp.	3,648
17		SunTrust Banks, Inc.	343
28		SVB Financial Group (a)	1,611
1		Umpqua Holdings Corp.	10
276		Wells Fargo & Co.	8,067
—	(h)	Westamerica Bancorp	21
186		Zions Bancorp	3,126

			25,657

		Consumer Finance — 0.4%
63		Capital One Financial Corp.	2,884
15		Cash America International, Inc.	676
20		Ezcorp, Inc., Class A (a)	542
4		First Cash Financial Services, Inc. (a)	153

			4,255

		Diversified Financial Services — 0.2%
2		CME Group, Inc.	364
7		IntercontinentalExchange, Inc. (a)	841
3		Moody’s Corp.	93
2		MSCI, Inc., Class A (a)	52
13		NASDAQ OMX Group, Inc. (The) (a)	330

			1,680

		Insurance — 1.7%
3		Aflac, Inc.	154
126		Allstate Corp. (The)	3,622
17		Assurant, Inc.	657
63		Brown & Brown, Inc.	1,438
5		CNA Financial Corp.	142
26		Erie Indemnity Co., Class A	2,011
68		First American Financial Corp.	1,004
516		Genworth Financial, Inc., Class A (a)	3,978
46		Hanover Insurance Group, Inc. (The)	1,683
7		Lincoln National Corp.	157
9		Marsh & McLennan Cos., Inc.	277
87		Old Republic International Corp.	859
24		Principal Financial Group, Inc.	662
23		Prudential Financial, Inc.	1,320
1		Reinsurance Group of America, Inc.	73

			18,037

		Real Estate Investment Trusts (REITs) — 0.5%
1		Alexandria Real Estate Equities, Inc.	94
11		American Campus Communities, Inc.	455
2		AvalonBay Communities, Inc.	326
—	(h)	Boston Properties, Inc.	52
2		BRE Properties, Inc.	84

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Real Estate Investment Trusts (REITs) — Continued
3		Camden Property Trust	173
4		Essex Property Trust, Inc.	646
3		Federal Realty Investment Trust	287
3		Home Properties, Inc.	207
4		Macerich Co. (The)	239
5		National Retail Properties, Inc.	122
—	(h)	Potlatch Corp.	3
—	(h)	Rayonier, Inc.	1
2		Regency Centers Corp.	68
2		Simon Property Group, Inc.	224
14		Taubman Centers, Inc.	905
69		UDR, Inc.	1,805

			5,691

		Real Estate Management & Development — 0.2%
—	(h)	CBRE Group, Inc., Class A (a)	2
8		Forest City Enterprises, Inc., Class A (a)	111
18		Jones Lang LaSalle, Inc.	1,455

			1,568

		Thrifts & Mortgage Finance — 0.0% (g)
5		Capitol Federal Financial, Inc.	59
—	(h)	Downey Financial Corp. (a) (f) (i)	—
4		Ocwen Financial Corp. (a)	61
28		People’s United Financial, Inc.	347

			467

		Total Financials	81,090

		Health Care — 16.1%
		Biotechnology — 5.1%
15		Alexion Pharmaceuticals, Inc. (a)	1,121
14		Amgen, Inc.	926
29		Biogen Idec, Inc. (a)	3,374
59		Celgene Corp. (a)	4,307
78		Cubist Pharmaceuticals, Inc. (a)	3,175
100		Gilead Sciences, Inc. (a)	4,893
123		Idenix Pharmaceuticals, Inc. (a)	1,646
71		Inhibitex, Inc. (a)	1,800
95		Medivation, Inc. (a)	5,275
133		Myriad Genetics, Inc. (a)	3,149
52		Opko Health, Inc. (a)	272
16		Regeneron Pharmaceuticals, Inc. (a)	1,452
161		United Therapeutics Corp. (a)	7,924
352		Vertex Pharmaceuticals, Inc. (a)	12,996

			52,310

		Health Care Equipment & Supplies — 4.5%
39		Align Technology, Inc. (a)	917
10		ArthroCare Corp. (a)	302
114		Baxter International, Inc.	6,313
566		Boston Scientific Corp. (a)	3,372
7		CareFusion Corp. (a)	156
18		Cooper Cos., Inc. (The)	1,327
205		Hill-Rom Holdings, Inc.	6,755
25		Hologic, Inc. (a)	502
9		Intuitive Surgical, Inc. (a)	3,972
111		ResMed, Inc. (a)	3,222
345		St. Jude Medical, Inc.	14,384
14		Stryker Corp.	768
1		Teleflex, Inc.	67
3		Thoratec Corp. (a)	81
71		Zimmer Holdings, Inc. (a)	4,312

			46,450

		Health Care Providers & Services — 3.8%
13		Aetna, Inc.	551
35		AmerisourceBergen Corp.	1,368
87		Cardinal Health, Inc.	3,737
44		CIGNA Corp.	1,983
106		Coventry Health Care, Inc. (a)	3,198
432		Health Management Associates, Inc., Class A (a)	2,770
119		Humana, Inc.	10,637
—	(h)	Magellan Health Services, Inc. (a)	11
71		McKesson Corp.	5,829
161		WellCare Health Plans, Inc. (a)	9,603

			39,687

		Health Care Technology — 0.4%
238		Allscripts Healthcare Solutions, Inc. (a)	4,543

		Life Sciences Tools & Services — 0.6%
90		Agilent Technologies, Inc. (a)	3,839
17		Charles River Laboratories International, Inc. (a)	578
11		Covance, Inc. (a)	472
42		Parexel International Corp. (a)	1,019

			5,908

		Pharmaceuticals — 1.7%
33		Abbott Laboratories	1,783
2		Akorn, Inc. (a)	22
101		Endo Pharmaceuticals Holdings, Inc. (a)	3,762

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Pharmaceuticals — Continued
2		Impax Laboratories, Inc. (a)	34
85		Jazz Pharmaceuticals plc, (Ireland) (a)	3,936
1		Medicines Co. (The) (a)	12
51		Medicis Pharmaceutical Corp., Class A	1,683
15		Mylan, Inc. (a)	314
—	(h)	Par Pharmaceutical Cos., Inc. (a)	11
14		Pfizer, Inc.	291
79		Questcor Pharmaceuticals, Inc. (a)	2,816
11		Salix Pharmaceuticals Ltd. (a)	524
18		ViroPharma, Inc. (a)	530
31		Watson Pharmaceuticals, Inc. (a)	1,797

			17,515

		Total Health Care	166,413

		Industrials — 9.2%
		Aerospace & Defense — 1.5%
48		Alliant Techsystems, Inc.	2,846
18		Cubic Corp.	821
49		General Dynamics Corp.	3,360
1		Honeywell International, Inc.	59
18		L-3 Communications Holdings, Inc.	1,286
4		Lockheed Martin Corp.	349
46		Northrop Grumman Corp.	2,671
11		Raytheon Co.	528
129		Textron, Inc.	3,280
10		United Technologies Corp.	784

			15,984

		Air Freight & Logistics — 0.0% (g)
8		Atlas Air Worldwide Holdings, Inc. (a)	359

		Airlines — 0.4%
29		Delta Air Lines, Inc. (a)	306
10		U.S. Airways Group, Inc. (a)	81
175		United Continental Holdings, Inc. (a)	4,046

			4,433

		Building Products — 0.5%
114		A.O. Smith Corp.	4,833
1		Simpson Manufacturing Co., Inc.	23

			4,856

		Commercial Services & Supplies — 1.0%
9		ABM Industries, Inc.	189
120		Avery Dennison Corp.	3,259
31		Brink’s Co. (The)	870
24		Copart, Inc. (a)	1,124
40		Covanta Holding Corp.	576
—	(h)	Deluxe Corp.	8
49		Herman Miller, Inc.	1,040
1		HNI Corp.	16
—	(h)	Iron Mountain, Inc.	12
3		Pitney Bowes, Inc.	61
19		Portfolio Recovery Associates, Inc. (a)	1,224
—	(h)	R.R. Donnelley & Sons Co.	1
40		Republic Services, Inc.	1,181
1		Stericycle, Inc. (a)	59
29		Tetra Tech, Inc. (a)	673

			10,293

		Construction & Engineering — 1.1%
172		AECOM Technology Corp. (a)	3,932
31		EMCOR Group, Inc.	883
82		Fluor Corp.	4,597
57		URS Corp. (a)	2,359

			11,771

		Electrical Equipment — 0.2%
—	(h)	Belden, Inc.	16
33		Brady Corp., Class A	1,061
1		Emerson Electric Co.	49
3		EnerSys (a)	88
5		Hubbell, Inc., Class B	358
—	(h)	Regal-Beloit Corp.	23
5		Thomas & Betts Corp. (a)	378

			1,973

		Industrial Conglomerates — 0.2%
23		3M Co.	2,035
1		Carlisle Cos., Inc.	33
4		General Electric Co.	79
3		Raven Industries, Inc.	216

			2,363

		Machinery — 2.2%
—	(h)	Actuant Corp., Class A	12
7		Crane Co.	351
12		Dover Corp.	782
8		Eaton Corp.	381
241		Harsco Corp.	5,353
213		ITT Corp.	4,623
25		Oshkosh Corp. (a)	597

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Machinery — Continued
3		Parker Hannifin Corp.	275
—	(h)	Sauer-Danfoss, Inc. (a)	10
34		Stanley Black & Decker, Inc.	2,396
142		Timken Co.	6,941
17		Watts Water Technologies, Inc., Class A	642

			22,363

		Professional Services — 0.6%
6		Dun & Bradstreet Corp. (The)	462
142		Manpower, Inc.	5,695

			6,157

		Road & Rail — 1.3%
1		Amerco, Inc.	110
7		Avis Budget Group, Inc. (a)	99
127		Con-way, Inc.	4,020
398		CSX Corp.	8,968
7		Knight Transportation, Inc.	123
3		Old Dominion Freight Line, Inc. (a)	148
5		Ryder System, Inc.	285
—	(h)	Werner Enterprises, Inc.	11

			13,764

		Trading Companies & Distributors — 0.2%
—	(h)	Applied Industrial Technologies, Inc.	16
10		GATX Corp.	440
4		MSC Industrial Direct Co., Inc., Class A	314
—	(h)	United Rentals, Inc. (a)	8
12		WESCO International, Inc. (a)	735

			1,513

		Total Industrials	95,829

		Information Technology — 19.7%
		Communications Equipment — 2.0%
1		Arris Group, Inc. (a)	8
1,187		Brocade Communications Systems, Inc. (a)	6,659
298		Cisco Systems, Inc.	5,855
115		Comverse Technology, Inc. (a)	724
22		F5 Networks, Inc. (a)	2,630
16		Harris Corp.	657
10		JDS Uniphase Corp. (a)	133
194		Polycom, Inc. (a)	3,861
			20,527
		Computers & Peripherals — 2.3%
37		Apple, Inc. (a)	17,048
—	(h)	Dell, Inc. (a)	8
62		EMC Corp. (a)	1,588
195		Hewlett-Packard Co.	5,466
1		Lexmark International, Inc., Class A	39

			24,149

		Electronic Equipment, Instruments & Components — 1.4%
1		AVX Corp.	17
3		Coherent, Inc. (a)	194
9		Corning, Inc.	112
—	(h)	FEI Co. (a)	9
33		Itron, Inc. (a)	1,285
369		Jabil Circuit, Inc.	8,364
—	(h)	Molex, Inc.	3
17		Plexus Corp. (a)	622
39		Tech Data Corp. (a)	2,009
159		Vishay Intertechnology, Inc. (a)	1,951
2		Vishay Precision Group, Inc. (a)	29

			14,595

		Internet Software & Services — 3.4%
113		Akamai Technologies, Inc. (a)	3,652
55		AOL, Inc. (a)	888
103		eBay, Inc. (a)	3,250
17		Google, Inc., Class A (a)	9,639
67		IAC/InterActiveCorp.	2,904
17		j2 Global, Inc.	468
—	(h)	Liquidity Services, Inc. (a)	3
70		Monster Worldwide, Inc. (a)	501
203		Sohu.com, Inc., (China) (a)	12,107
35		VeriSign, Inc.	1,312

			34,724

		IT Services — 2.1%
130		Acxiom Corp. (a)	1,785
90		CACI International, Inc., Class A (a)	5,311
123		Convergys Corp. (a)	1,631
17		DST Systems, Inc.	807
13		Euronet Worldwide, Inc. (a)	231
62		Global Payments, Inc.	3,113
227		Lender Processing Services, Inc.	3,775
10		NeuStar, Inc., Class A (a)	355
136		SAIC, Inc. (a)	1,753
2		Syntel, Inc.	81
50		Total System Services, Inc.	1,079
88		Unisys Corp. (a)	1,845

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		IT Services — Continued
2		Western Union Co. (The)	38

			21,804

		Semiconductors & Semiconductor Equipment — 3.8%
754		Advanced Micro Devices, Inc. (a)	5,062
85		Applied Materials, Inc.	1,041
204		Broadcom Corp., Class A (a)	6,992
42		Entegris, Inc. (a)	406
10		Fairchild Semiconductor International, Inc. (a)	138
531		GT Advanced Technologies, Inc. (a)	4,580
110		Intel Corp.	2,894
38		KLA-Tencor Corp.	1,921
16		Kulicke & Soffa Industries, Inc. (a)	174
—	(h)	Lam Research Corp. (a)	8
31		Linear Technology Corp.	1,029
841		LSI Corp. (a)	6,367
19		Maxim Integrated Products, Inc.	510
179		MEMC Electronic Materials, Inc. (a)	818
41		Microsemi Corp. (a)	819
56		ON Semiconductor Corp. (a)	491
407		PMC-Sierra, Inc. (a)	2,643
37		RF Micro Devices, Inc. (a)	184
139		Skyworks Solutions, Inc. (a)	3,004
14		Tessera Technologies, Inc. (a)	272

			39,353

		Software — 4.7%
2		ACI Worldwide, Inc. (a)	68
6		Activision Blizzard, Inc.	72
430		Adobe Systems, Inc. (a)	13,293
6		Autodesk, Inc. (a)	226
13		Blackbaud, Inc.	398
126		BMC Software, Inc. (a)	4,578
25		CA, Inc.	639
280		Cadence Design Systems, Inc. (a)	2,953
131		Compuware Corp. (a)	1,028
94		Electronic Arts, Inc. (a)	1,743
4		Fair Isaac Corp.	159
24		JDA Software Group, Inc. (a)	716
117		Mentor Graphics Corp. (a)	1,628
96		Quest Software, Inc. (a)	1,961
513		Symantec Corp. (a)	8,820
175		Synopsys, Inc. (a)	5,111
103		TIBCO Software, Inc. (a)	2,689
120		TiVo, Inc. (a)	1,245
—	(h)	Verint Systems, Inc. (a)	11
17		VMware, Inc., Class A (a)	1,554

			48,892

		Total Information Technology	204,044

		Materials — 5.9%
		Chemicals — 2.4%
46		CF Industries Holdings, Inc.	8,233
16		E.I. du Pont de Nemours & Co.	794
6		Eastman Chemical Co.	321
380		Huntsman Corp.	4,832
1		Innophos Holdings, Inc.	60
2		Kronos Worldwide, Inc.	48
21		Minerals Technologies, Inc.	1,364
—	(h)	Olin Corp.	9
71		PolyOne Corp.	1,030
68		Rockwood Holdings, Inc. (a)	3,417
8		Valspar Corp.	335
76		W.R. Grace & Co. (a)	4,047

			24,490

		Construction Materials — 0.1%
1		Eagle Materials, Inc.	32
6		Martin Marietta Materials, Inc.	495

			527

		Containers & Packaging — 1.6%
6		Ball Corp.	251
75		Graphic Packaging Holding Co. (a)	377
112		Owens-Illinois, Inc. (a)	2,699
685		Sealed Air Corp.	13,658

			16,985

		Metals & Mining — 1.7%
77		AK Steel Holding Corp.	731
218		Coeur d’Alene Mines Corp. (a)	6,034
147		Commercial Metals Co.	2,105
70		Newmont Mining Corp.	4,314
4		Nucor Corp.	156
105		Steel Dynamics, Inc.	1,673
58		U.S. Steel Corp.	1,757
10		Walter Energy, Inc.	697

			17,467

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Paper & Forest Products — 0.1%
5		Deltic Timber Corp.	314
—	(h)	Domtar Corp., (Canada)	32
27		International Paper Co.	838
1		Schweitzer-Mauduit International, Inc.	35

			1,219

		Total Materials	60,688

		Telecommunication Services — 1.4%
		Diversified Telecommunication Services — 0.3%
761		Frontier Communications Corp.	3,256
171		Vonage Holdings Corp. (a)	432

			3,688

		Wireless Telecommunication Services — 1.1%
505		MetroPCS Communications, Inc. (a)	4,462
321		NII Holdings, Inc. (a)	6,460
2		Telephone & Data Systems, Inc.	55

			10,977

		Total Telecommunication Services	14,665

		Utilities — 4.7%
		Electric Utilities — 1.3%
51		Entergy Corp.	3,554
124		Exelon Corp.	4,918
4		Great Plains Energy, Inc.	73
3		PNM Resources, Inc.	46
197		Portland General Electric Co.	4,918

			13,509

		Gas Utilities — 1.4%
84		Atmos Energy Corp.	2,721
45		National Fuel Gas Co.	2,263
354		UGI Corp.	9,531

			14,515

		Independent Power Producers & Energy Traders — 1.0%
346		AES Corp. (The) (a)	4,419
333		NRG Energy, Inc. (a)	5,618

			10,037

		Multi-Utilities — 1.0%
17		Alliant Energy Corp.	711
27		Ameren Corp.	844
41		CenterPoint Energy, Inc.	764
40		DTE Energy Co.	2,150
216		Public Service Enterprise Group, Inc.	6,558

			11,027

		Water Utilities — 0.0% (g)
—	(h)	Aqua America, Inc.	4

		Total Utilities	49,092

		Total Common Stocks (Cost $936,643)	988,797

NUMBER OF WARRANTS
Warrant — 0.0%

		Energy — 0.0%
		Oil, Gas & Consumable Fuels — 0.0%
3		Magnum Hunter Resources Corp., expiring 10/14/13 (a) (Cost $–)	—

SHARES
Short-Term Investment — 1.7%

		Investment Company — 1.7%
17,245		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $17,245)	17,245

		Total Investments — 97.0% (Cost $953,888)	1,006,042
		Other Assets in Excess of Liabilities — 3.0%	31,067

		NET ASSETS — 100.0%	$1,037,109

Short Positions — 93.7%

		Common Stocks — 93.7%
		Consumer Discretionary — 17.3%
		Auto Components — 2.4%
4		Autoliv, Inc., (Sweden)	223
89		BorgWarner, Inc. (a)	6,677
53		Dana Holding Corp. (a)	784
214		Gentex Corp.	5,747
3		Goodyear Tire & Rubber Co. (The) (a)	40
377		Johnson Controls, Inc.	11,980

			25,451

		Automobiles — 0.1%
78		Ford Motor Co.	968

		Diversified Consumer Services — 0.7%
306		H&R Block, Inc.	5,010
98		K12, Inc. (a)	2,185

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

	Diversified Consumer Services — Continued
7	Service Corp. International	83

		7,278

	Hotels, Restaurants & Leisure — 2.2%
52	BJ’s Restaurants, Inc. (a)	2,581
207	Darden Restaurants, Inc.	9,474
1	Gaylord Entertainment Co. (a)	32
9	Life Time Fitness, Inc. (a)	436
709	MGM Resorts International (a)	9,248
3	Starwood Hotels & Resorts Worldwide, Inc.	179
1	Vail Resorts, Inc.	63
12	Yum! Brands, Inc.	787

		22,800

	Household Durables — 0.4%
18	Lennar Corp., Class A	387
57	MDC Holdings, Inc.	1,138
152	Standard Pacific Corp. (a)	553
20	Toll Brothers, Inc. (a)	440
2	Tupperware Brands Corp.	155
37	Whirlpool Corp.	2,028

		4,701

	Internet & Catalog Retail — 2.7%
493	Expedia, Inc.	15,955
99	NetFlix, Inc. (a)	11,943

		27,898

	Leisure Equipment & Products — 0.8%
11	Brunswick Corp.	238
1	Hasbro, Inc.	17
254	Mattel, Inc.	7,880

		8,135

	Media — 1.5%
17	AMC Networks, Inc., Class A (a)	728
147	CBS Corp. (Non-Voting), Class B	4,181
23	Clear Channel Outdoor Holdings, Inc., Class A (a)	279
5	Comcast Corp., Class A	125
5	DISH Network Corp., Class A	139
162	DreamWorks Animation SKG, Inc., Class A (a)	2,884
23	Liberty Global, Inc., Class A (a)	1,061
26	Liberty Media Corp. - Liberty Capital, Class A (a)	2,132
2	Madison Square Garden Co. (The), Class A (a)	47
7	Meredith Corp.	221
13	News Corp., Class B	251
37	Time Warner, Inc.	1,363
2	Valassis Communications, Inc. (a)	54
44	Walt Disney Co. (The)	1,694

		15,159

	Multiline Retail — 1.5%
6	Dollar Tree, Inc. (a)	547
310	J.C. Penney Co., Inc.	12,888
42	Macy’s, Inc.	1,417
46	Saks, Inc. (a)	456

		15,308

	Specialty Retail — 3.9%
29	Cabela’s, Inc. (a)	769
457	CarMax, Inc. (a)	13,892
10	Collective Brands, Inc. (a)	173
1	Foot Locker, Inc.	33
196	Limited Brands, Inc.	8,185
12	Monro Muffler Brake, Inc.	495
74	Rent-A-Center, Inc.	2,514
3	Ross Stores, Inc.	140
38	Tiffany & Co.	2,428
28	TJX Cos., Inc.	1,910
15	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,131
326	Urban Outfitters, Inc. (a)	8,651

		40,321

	Textiles, Apparel & Luxury Goods — 1.1%
4	Carter’s, Inc. (a)	176
2	Fossil, Inc. (a)	143
81	Lululemon Athletica, Inc., (Canada) (a)	5,099
24	Ralph Lauren Corp.	3,648
34	Under Armour, Inc., Class A (a)	2,727

		11,793

	Total Consumer Discretionary	179,812

	Consumer Staples — 4.3%
	Beverages — 0.2%
21	Beam, Inc.	1,120
2	Constellation Brands, Inc., Class A (a)	49
12	Molson Coors Brewing Co., Class B	505

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Beverages — Continued
1		Monster Beverage Corp. (a)	131

			1,805

		Food & Staples Retailing — 1.5%
15		Casey’s General Stores, Inc.	763
79		Kroger Co. (The)	1,881
9		Pricesmart, Inc.	609
66		Safeway, Inc.	1,456
154		Sysco Corp.	4,649
59		United Natural Foods, Inc. (a)	2,618
54		Whole Foods Market, Inc.	3,997

			15,973

		Food Products — 1.7%
14		Corn Products International, Inc.	769
125		Green Mountain Coffee Roasters, Inc. (a)	6,688
—	(h)	Hain Celestial Group, Inc. (The) (a)	15
—	(h)	Kraft Foods, Inc., Class A	12
10		McCormick & Co., Inc. (Non-Voting)	481
79		Mead Johnson Nutrition Co.	5,849
1		Sanderson Farms, Inc.	60
113		Sara Lee Corp.	2,161
25		Snyders-Lance, Inc.	586
24		TreeHouse Foods, Inc. (a)	1,349

			17,970

		Household Products — 0.1%
17		Church & Dwight Co., Inc.	779

		Personal Products — 0.8%
77		Estee Lauder Cos., Inc. (The), Class A	4,437
75		Nu Skin Enterprises, Inc., Class A	3,768

			8,205

		Total Consumer Staples	44,732

		Energy — 15.6%
		Energy Equipment & Services — 7.0%
104		Atwood Oceanics, Inc. (a)	4,795
2		Bristow Group, Inc.	98
51		Cameron International Corp. (a)	2,703
99		Diamond Offshore Drilling, Inc.	6,170
124		Dril-Quip, Inc. (a)	8,193
340		FMC Technologies, Inc. (a)	17,374
38		Helmerich & Payne, Inc.	2,365
17		Hornbeck Offshore Services, Inc. (a)	551
95		Lufkin Industries, Inc.	7,155
162		Oceaneering International, Inc.	7,853
276		Rowan Cos., Inc. (a)	9,401
102		Tidewater, Inc.	5,480

			72,138

		Oil, Gas & Consumable Fuels — 8.6%
6		Anadarko Petroleum Corp.	447
35		Approach Resources, Inc. (a)	1,243
166		Cabot Oil & Gas Corp.	5,310
19		Cheniere Energy, Inc. (a)	243
17		Concho Resources, Inc. (a)	1,782
119		Continental Resources, Inc. (a)	9,564
133		Denbury Resources, Inc. (a)	2,516
4		Energen Corp.	178
72		Gulfport Energy Corp. (a)	2,367
288		HollyFrontier Corp.	8,445
49		Marathon Petroleum Corp.	1,881
555		McMoRan Exploration Co. (a)	6,514
58		Noble Energy, Inc.	5,794
110		Northern Oil & Gas, Inc. (a)	2,752
85		Occidental Petroleum Corp.	8,443
42		Peabody Energy Corp.	1,430
78		Pioneer Natural Resources Co.	7,762
38		Plains Exploration & Production Co. (a)	1,417
711		Quicksilver Resources, Inc. (a)	3,563
655		SandRidge Energy, Inc. (a)	5,097
41		Southwestern Energy Co. (a)	1,263
127		Sunoco, Inc.	4,865
5		Swift Energy Co. (a)	162
3		W&T Offshore, Inc.	71
24		Western Refining, Inc.	394
162		Williams Cos., Inc. (The)	4,659
21		World Fuel Services Corp.	936

			89,098

		Total Energy	161,236

		Financials — 9.2%
		Capital Markets — 3.7%
330		Bank of New York Mellon Corp. (The)	6,646
22		BlackRock, Inc.	3,955
911		Charles Schwab Corp. (The)	10,617
10		E*Trade Financial Corp. (a)	84
116		Goldman Sachs Group, Inc. (The)	12,983
98		Northern Trust Corp.	4,032

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Capital Markets — Continued
3		Stifel Financial Corp. (a)	123

			38,440

		Commercial Banks — 1.1%
14		Associated Banc-Corp.	173
10		Bank of Hawaii Corp.	477
37		CapitalSource, Inc.	256
1		Community Bank System, Inc.	14
100		Cullen/Frost Bankers, Inc.	5,586
3		CVB Financial Corp.	33
34		First Horizon National Corp.	300
23		First Niagara Financial Group, Inc.	220
—	(h)	FirstMerit Corp.	2
164		FNB Corp.	1,916
34		Susquehanna Bancshares, Inc.	310
64		TCF Financial Corp.	646
18		Texas Capital Bancshares, Inc. (a)	585
1		Trustmark Corp.	20
2		United Bankshares, Inc.	49
89		Valley National Bancorp	1,063

			11,650

		Consumer Finance — 0.2%
3		American Express Co.	140
58		Discover Financial Services	1,575

			1,715

		Diversified Financial Services — 1.7%
1,958		Bank of America Corp.	13,961
38		Citigroup, Inc.	1,167
71		Leucadia National Corp.	1,973

			17,101

		Insurance — 1.7%
—	(h)	American Financial Group, Inc.	15
4		Chubb Corp. (The)	298
152		Cincinnati Financial Corp.	4,980
425		CNO Financial Group, Inc. (a)	2,859
1		FBL Financial Group, Inc., Class A	42
12		Fidelity National Financial, Inc., Class A	212
172		Hartford Financial Services Group, Inc.	3,020
1		HCC Insurance Holdings, Inc.	36
4		Kemper Corp.	121
9		Loews Corp.	325
45		MetLife, Inc.	1,601
—	(h)	ProAssurance Corp.	24
—	(h)	Protective Life Corp.	11
7		RLI Corp.	475
81		StanCorp Financial Group, Inc.	3,113
5		Torchmark Corp.	225
2		Unum Group	52

			17,409

		Real Estate Investment Trusts (REITs) — 0.4%
54		American Tower Corp.	3,461
—	(h)	Equity One, Inc.	8
2		HCP, Inc.	87
5		Hospitality Properties Trust	110
1		Realty Income Corp.	33
—	(h)	Ventas, Inc.	6
6		Weingarten Realty Investors	144

			3,849

		Real Estate Management & Development — 0.0% (g)
30		St. Joe Co. (The) (a)	482

		Thrifts & Mortgage Finance — 0.4%
23		Astoria Financial Corp.	195
646		Hudson City Bancorp, Inc.	4,347
3		New York Community Bancorp, Inc.	33

			4,575

		Total Financials	95,221

		Health Care — 11.7%
		Biotechnology — 1.8%
65		Amylin Pharmaceuticals, Inc. (a)	920
139		Dendreon Corp. (a)	1,894
882		Human Genome Sciences, Inc. (a)	8,679
4		Immunogen, Inc. (a)	60
90		Incyte Corp., Ltd. (a)	1,597
63		InterMune, Inc. (a)	938
18		Pharmacyclics, Inc. (a)	336
98		Savient Pharmaceuticals, Inc. (a)	249
109		Seattle Genetics, Inc. (a)	2,069
87		Theravance, Inc. (a)	1,550

			18,292

		Health Care Equipment & Supplies — 1.0%
2		Alere, Inc. (a)	38
75		DENTSPLY International, Inc.	2,845
102		DexCom, Inc. (a)	1,124
3		Gen-Probe, Inc. (a)	221

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Health Care Equipment & Supplies — Continued
1		Haemonetics Corp. (a)	46
2		IDEXX Laboratories, Inc. (a)	134
1		Insulet Corp. (a)	21
13		MAKO Surgical Corp. (a)	448
4		Sirona Dental Systems, Inc. (a)	180
—	(h)	STERIS Corp.	3
37		Varian Medical Systems, Inc. (a)	2,419
106		Volcano Corp. (a)	2,974

			10,453

		Health Care Providers & Services — 6.2%
14		Air Methods Corp. (a)	1,201
181		AMERIGROUP Corp. (a)	12,287
60		Brookdale Senior Living, Inc. (a)	1,055
51		Catalyst Health Solutions, Inc. (a)	2,810
31		Centene Corp. (a)	1,390
2		DaVita, Inc. (a)	170
20		Emeritus Corp. (a)	355
13		Express Scripts, Inc. (a)	649
314		HealthSouth Corp. (a)	6,062
58		Henry Schein, Inc. (a)	4,103
226		HMS Holdings Corp. (a)	7,464
16		IPC The Hospitalist Co., Inc. (a)	554
46		Laboratory Corp. of America Holdings (a)	4,247
—	(h)	LifePoint Hospitals, Inc. (a)	12
4		Mednax, Inc. (a)	264
18		Molina Healthcare, Inc. (a)	562
42		Owens & Minor, Inc.	1,279
—	(h)	Patterson Cos., Inc.	10
25		PSS World Medical, Inc. (a)	608
17		Quest Diagnostics, Inc.	969
330		UnitedHealth Group, Inc.	17,106
15		WellPoint, Inc.	990

			64,147

		Health Care Technology — 1.2%
177		athenahealth, Inc. (a)	10,309
30		Cerner Corp. (a)	1,855
2		Quality Systems, Inc.	72

			12,236

		Life Sciences Tools & Services — 0.7%
4		Bruker Corp. (a)	50
68		Illumina, Inc. (a)	3,494
1		Life Technologies Corp. (a)	43
13		Mettler-Toledo International, Inc. (a)	2,302
1		PerkinElmer, Inc.	29
3		Techne Corp.	178
—	(h)	Thermo Fisher Scientific, Inc. (a)	11
17		Waters Corp. (a)	1,431

			7,538

		Pharmaceuticals — 0.8%
15		Allergan, Inc.	1,326
125		Hospira, Inc. (a)	4,312
263		Nektar Therapeutics (a)	1,643
65		Vivus, Inc. (a)	780

			8,061

		Total Health Care	120,727

		Industrials — 8.3%
		Aerospace & Defense — 1.5%
6		Esterline Technologies Corp. (a)	372
179		Hexcel Corp. (a)	4,481
—	(h)	Huntington Ingalls Industries, Inc. (a)	15
46		Precision Castparts Corp.	7,486
54		Rockwell Collins, Inc.	3,147
—	(h)	Spirit Aerosystems Holdings, Inc., Class A (a)	3
1		Teledyne Technologies, Inc. (a)	69
2		TransDigm Group, Inc. (a)	164

			15,737

		Air Freight & Logistics — 0.6%
45		C.H. Robinson Worldwide, Inc.	3,099
2		Expeditors International of Washington, Inc.	80
32		FedEx Corp.	2,919
2		Hub Group, Inc., Class A (a)	65

			6,163

		Airlines — 0.5%
—	(h)	Alaska Air Group, Inc. (a)	25
30		Allegiant Travel Co. (a)	1,666
149		JetBlue Airways Corp. (a)	884
21		SkyWest, Inc.	270
196		Southwest Airlines Co.	1,882

			4,727

		Building Products — 0.4%
3		Armstrong World Industries, Inc. (a)	157
16		Masco Corp.	192

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Building Products — Continued
336		USG Corp. (a)	4,319

			4,668

		Commercial Services & Supplies — 0.5%
1		Cintas Corp.	46
30		Clean Harbors, Inc. (a)	1,912
—	(h)	Corrections Corp. of America (a)	7
8		GEO Group, Inc. (The) (a)	146
12		Healthcare Services Group, Inc.	228
67		Interface, Inc., Class A	889
9		Mobile Mini, Inc. (a)	188
10		Rollins, Inc.	219
2		Steelcase, Inc., Class A	16
2		United Stationers, Inc.	54
38		Waste Management, Inc.	1,309

			5,014

		Construction & Engineering — 0.3%
2		Granite Construction, Inc.	40
2		KBR, Inc.	64
67		MasTec, Inc. (a)	1,092
15		Quanta Services, Inc. (a)	323
49		Shaw Group, Inc. (The) (a)	1,317

			2,836

		Electrical Equipment — 0.7%
10		AMETEK, Inc.	475
37		GrafTech International Ltd. (a)	608
3		II-VI, Inc. (a)	76
5		Polypore International, Inc. (a)	179
19		Rockwell Automation, Inc.	1,492
45		Roper Industries, Inc.	4,248

			7,078

		Machinery — 2.0%
39		Chart Industries, Inc. (a)	2,188
2		CLARCOR, Inc.	111
27		Deere & Co.	2,362
19		Donaldson Co., Inc.	1,387
13		Joy Global, Inc.	1,149
—	(h)	Kaydon Corp.	14
9		Kennametal, Inc.	370
1		Lincoln Electric Holdings, Inc.	34
4		Manitowoc Co., Inc. (The)	55
2		Middleby Corp. (a)	170
1		Mueller Industries, Inc.	27
1		Nordson Corp.	23
32		PACCAR, Inc.	1,435
69		Pall Corp.	4,110
3		Pentair, Inc.	112
101		Terex Corp. (a)	2,004
1		Toro Co. (The)	41
138		Trinity Industries, Inc.	4,341
1		Valmont Industries, Inc.	94
28		Woodward, Inc.	1,191

			21,218

		Marine — 0.0% (g)
2		Alexander & Baldwin, Inc.	90
1		Kirby Corp. (a)	99

			189

		Professional Services — 0.2%
4		CoStar Group, Inc. (a)	239
3		Equifax, Inc.	104
60		Robert Half International, Inc.	1,672

			2,015

		Road & Rail — 0.7%
14		Dollar Thrifty Automotive Group, Inc. (a)	1,046
63		Hertz Global Holdings, Inc. (a)	861
14		J.B. Hunt Transport Services, Inc.	691
63		Kansas City Southern (a)	4,357

			6,955

		Trading Companies & Distributors — 0.9%
70		Fastenal Co.	3,271
10		TAL International Group, Inc.	331
5		W.W. Grainger, Inc.	954
76		Watsco, Inc.	5,253

			9,809

		Total Industrials	86,409

		Information Technology — 14.6%
		Communications Equipment — 1.6%
66		Acme Packet, Inc. (a)	1,944
221		Aruba Networks, Inc. (a)	4,907
82		Finisar Corp. (a)	1,659
130		Infinera Corp. (a)	931
30		InterDigital, Inc.	1,128
—	(h)	Juniper Networks, Inc. (a)	—	(h)
24		Loral Space & Communications, Inc. (a)	1,659

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Communications Equipment — Continued
4		Motorola Solutions, Inc.	170
3		Plantronics, Inc.	108
11		Riverbed Technology, Inc. (a)	251
191		Sonus Networks, Inc. (a)	493
160		Tellabs, Inc.	609
61		ViaSat, Inc. (a)	2,918

			16,777

		Computers & Peripherals — 0.2%
14		3D Systems Corp. (a)	263
61		Diebold, Inc.	1,923
2		Electronics for Imaging, Inc. (a)	32
1		NCR Corp. (a)	26
—	(h)	NetApp, Inc. (a)	4
1		QLogic Corp. (a)	12
5		SanDisk Corp. (a)	242

			2,502

		Electronic Equipment, Instruments & Components — 1.7%
68		Amphenol Corp., Class A	3,694
71		Arrow Electronics, Inc. (a)	2,945
18		Avnet, Inc. (a)	644
51		Benchmark Electronics, Inc. (a)	882
23		Cognex Corp.	953
2		Dolby Laboratories, Inc., Class A (a)	73
34		FLIR Systems, Inc.	877
85		National Instruments Corp.	2,296
—	(h)	OSI Systems, Inc. (a)	16
19		Scansource, Inc. (a)	699
7		Trimble Navigation Ltd. (a)	328
98		Universal Display Corp. (a)	4,109

			17,516

		Internet Software & Services — 1.2%
33		DealerTrack Holdings, Inc. (a)	898
—	(h)	Equinix, Inc. (a)	36
12		MercadoLibre, Inc., (Argentina)	1,005
21		OpenTable, Inc. (a)	1,027
129		Rackspace Hosting, Inc. (a)	5,601
67		WebMD Health Corp. (a)	1,874
136		Yahoo!, Inc. (a)	2,106

			12,547

		IT Services — 2.2%
69		Automatic Data Processing, Inc.	3,802
4		Broadridge Financial Solutions, Inc.	99
5		Cognizant Technology Solutions Corp., Class A (a)	365
2		CoreLogic, Inc. (a)	24
—	(h)	Jack Henry & Associates, Inc.	4
1		MAXIMUS, Inc.	37
3		MoneyGram International, Inc. (a)	61
59		Paychex, Inc.	1,867
4		Sapient Corp.	48
188		Teradata Corp. (a)	10,079
123		VeriFone Systems, Inc. (a)	5,256
21		Wright Express Corp. (a)	1,145

			22,787

		Office Electronics — 0.0% (g)
1		Xerox Corp.	5

		Semiconductors & Semiconductor Equipment — 4.0%
31		Altera Corp.	1,237
63		Analog Devices, Inc.	2,460
86		Atmel Corp. (a)	836
324		Cavium, Inc. (a)	10,400
56		Cirrus Logic, Inc. (a)	1,136
80		Cree, Inc. (a)	2,024
15		Cymer, Inc. (a)	730
5		First Solar, Inc. (a)	220
25		Hittite Microwave Corp. (a)	1,362
26		International Rectifier Corp. (a)	600
24		Intersil Corp., Class A	267
—	(h)	Power Integrations, Inc.	12
2		Semtech Corp. (a)	60
42		Silicon Laboratories, Inc. (a)	1,827
16		Teradyne, Inc. (a)	255
205		Texas Instruments, Inc.	6,632
304		Xilinx, Inc.	10,893

			40,951

		Software — 3.7%
—	(h)	Advent Software, Inc. (a)	8
2		ANSYS, Inc. (a)	114
20		Ariba, Inc. (a)	554
34		Aspen Technology, Inc. (a)	610
—	(h)	Bottomline Technologies, Inc. (a)	5
22		CommVault Systems, Inc. (a)	1,052
80		Concur Technologies, Inc. (a)	4,207
3		FactSet Research Systems, Inc.	242

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Software — Continued
—	(h)	Intuit, Inc.	17
1		Microsoft Corp.	35
39		Nuance Communications, Inc. (a)	1,124
—	(h)	Parametric Technology Corp. (a)	—	(h)
59		Pegasystems, Inc.	1,672
49		Progress Software Corp. (a)	1,135
84		Red Hat, Inc. (a)	3,876
52		Rovi Corp. (a)	1,659
144		Salesforce.com, Inc. (a)	16,863
16		Sourcefire, Inc. (a)	498
15		SuccessFactors, Inc. (a)	607
10		Synchronoss Technologies, Inc. (a)	324
36		Take-Two Interactive Software, Inc. (a)	561
12		Taleo Corp., Class A (a)	430
4		Tyler Technologies, Inc. (a)	156
45		Ultimate Software Group, Inc. (a)	2,968

			38,717

		Total Information Technology	151,802

		Materials — 6.8%
		Chemicals — 3.4%
2		Air Products & Chemicals, Inc.	197
11		Albemarle Corp.	733
46		Ashland, Inc.	2,885
12		Balchem Corp.	446
12		Celanese Corp., Class A	582
187		Dow Chemical Co. (The)	6,275
9		FMC Corp.	841
29		International Flavors & Fragrances, Inc.	1,642
—	(h)	Intrepid Potash, Inc. (a)	9
1		Monsanto Co.	101
303		Mosaic Co. (The)	16,948
—	(h)	NewMarket Corp.	65
140		RPM International, Inc.	3,506
21		Scotts Miracle-Gro Co. (The), Class A	980
7		Sigma-Aldrich Corp.	476
2		Westlake Chemical Corp.	111

			35,797

		Containers & Packaging — 0.6%
61		Bemis Co., Inc.	1,899
1		Greif, Inc., Class A	34
14		Rock-Tenn Co., Class A	852
48		Silgan Holdings, Inc.	1,977
50		Sonoco Products Co.	1,561

			6,323

		Metals & Mining — 2.5%
48		Allegheny Technologies, Inc.	2,193
73		Carpenter Technology Corp.	3,834
23		Cliffs Natural Resources, Inc.	1,645
182		Freeport-McMoRan Copper & Gold, Inc.	8,402
11		McEwen Mining, Inc., (Canada) (a)	63
1		Reliance Steel & Aluminum Co.	32
18		Schnitzer Steel Industries, Inc., Class A	789
125		Southern Copper Corp.	4,325
8		SunCoke Energy, Inc. (a)	113
192		Titanium Metals Corp.	2,957
62		Worthington Industries, Inc.	1,135

			25,488

		Paper & Forest Products — 0.3%
—	(h)	Buckeye Technologies, Inc.	13
350		Louisiana-Pacific Corp. (a)	2,978
5		MeadWestvaco Corp.	159

			3,150

		Total Materials	70,758

		Telecommunication Services — 1.2%
		Diversified Telecommunication Services — 1.2%
232		AT&T, Inc.	6,833
104		Level 3 Communications, Inc. (a)	1,928
—	(h)	tw telecom, inc. (a)	8
1		Verizon Communications, Inc.	27
260		Windstream Corp.	3,135

			11,931

		Wireless Telecommunication Services —0.0% (g)
6		SBA Communications Corp., Class A (a)	268
5		U.S. Cellular Corp. (a)	246

			514

		Total Telecommunication Services	12,445

		Utilities — 4.7%
		Electric Utilities — 2.3%
164		Duke Energy Corp.	3,492
25		El Paso Electric Co.	867
16		IDACORP, Inc.	695
—	(h)	ITC Holdings Corp.	11
2		MGE Energy, Inc.	67

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Electric Utilities — Continued
119		NextEra Energy, Inc.	7,141
12		Northeast Utilities	400
5		Progress Energy, Inc.	249
234		Southern Co. (The)	10,650
16		UIL Holdings Corp.	553
1		UniSource Energy Corp.	22

			24,147

		Gas Utilities — 0.2%
9		AGL Resources, Inc.	365
1		New Jersey Resources Corp.	49
3		ONEOK, Inc.	216
42		Piedmont Natural Gas Co., Inc.	1,391
2		Questar Corp.	29
8		South Jersey Industries, Inc.	460

			2,510

		Independent Power Producers & Energy Traders — 0.2%
106		Calpine Corp. (a)	1,550

		Multi-Utilities — 2.0%
5		Black Hills Corp.	153
—	(h)	CMS Energy Corp.	7
57		Consolidated Edison, Inc.	3,357
194		Dominion Resources, Inc.	9,721
16		NiSource, Inc.	366
20		PG&E Corp.	805
56		SCANA Corp.	2,519
1		Sempra Energy	40
114		Wisconsin Energy Corp.	3,889

			20,857

		Total Utilities	49,064

		Total Short Positions (Proceeds $908,439)	$972,206

Percentages indicated are based on net assets.

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of $0 which amounts to 0.0% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of January 31, 2012.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	68,201
Aggregate gross unrealized depreciation	(16,047)

Net unrealized appreciation/depreciation	$52,154

Federal income tax cost of investments	$953,888

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$142,410	$—	$—		$142,410
Consumer Staples	37,575	—	—		37,575
Energy	136,991	—	—		136,991
Financials	81,090	—	—	(a)	81,090
Health Care	166,413	—	—		166,413
Industrials	95,829	—	—		95,829
Information Technology	204,044	—	—		204,044
Materials	60,688	—	—		60,688
Telecommunication Services	14,665	—	—		14,665
Utilities	49,092	—	—		49,092

Total Common Stocks	988,797	—	—		988,797

Warrant
Energy	— (a)	—	—		— (a)
Short-Term Investment
Investment Company	17,245	—	—		17,245

Total Investments in Securities	$1,006,042	$—	—	(a)	$1,006,042

Liabilities
Common Stocks
Consumer Discretionary	$(179,812)	$—	$—		$(179,812)
Consumer Staples	(44,732)	—	—		(44,732)
Energy	(161,236)	—	—		(161,236)
Financials	(95,221)	—	—		(95,221)
Health Care	(120,727)	—	—		(120,727)
Industrials	(86,409)	—	—		(86,409)
Information Technology	(151,802)	—	—		(151,802)
Materials	(70,758)	—	—		(70,758)
Telecommunication Services	(12,445)	—	—		(12,445)
Utilities	(49,064)	—	—		(49,064)

Total Liabilities	$(972,206)	$—	$—		$(972,206)

(a)	Security has zero value.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

	Balance as of 10/31/2011		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/2012
Common Stock - Financials	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)

(a)	Security has a zero value.

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $0.

JPMorgan Asia Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.8%
	China — 23.8%
80,000	Agricultural Bank of China Ltd., Class H	39,403
4,300	Anhui Conch Cement Co., Ltd., Class H	14,487
40,000	China Construction Bank Corp., Class H	31,927
27,536	China Eastern Airlines Corp., Ltd., Class H (a)	9,774
12,000	China National Building Material Co., Ltd., Class H	14,460
5,000	CNOOC Ltd.	10,186
15,000	Industrial & Commercial Bank of China, Class H	10,476
9,000	Intime Department Store Group Co., Ltd.	10,913
9,000	PICC Property & Casualty Co., Ltd., Class H	11,820
2,000	Ping An Insurance Group Co. of China Ltd., Class H	15,817
30,000	Poly Hong Kong Investments Ltd.	14,901
5,000	Sands China Ltd. (a)	16,846
17,000	Sany Heavy Equipment International Holdings Co., Ltd.	14,898
5,500	Tingyi Cayman Islands Holding Corp.	16,045
4,300	Yanzhou Coal Mining Co., Ltd., Class H	10,260

		242,213

	Hong Kong — 9.7%
5,000	AIA Group Ltd.	16,674
12,000	Brilliance China Automotive Holdings Ltd. (a)	12,827
3,480	China Overseas Land & Investment Ltd.	6,457
7,700	China Resources Land Ltd.	13,567
5,200	Galaxy Entertainment Group Ltd. (a)	11,276
1,600	Power Assets Holdings Ltd.	11,544
5,900	SJM Holdings Ltd.	10,525
2,800	Wharf Holdings Ltd.	15,916

		98,786

	India — 10.5%
4,200	Ambuja Cements Ltd.	13,649
3,500	Bharti Airtel Ltd.	25,842
1,900	HDFC Bank Ltd.	18,804
5,000	ITC Ltd.	20,599
1,100	Mahindra & Mahindra Ltd.	14,958
800	Reliance Industries Ltd.	13,190

		107,042

	Indonesia — 9.3%
5,000	Astra International Tbk PT	43,782
15,595	Bank Mandiri Tbk PT	11,594
12,500	Bank Negara Indonesia Persero Tbk PT	5,018
11,000	United Tractors Tbk PT	34,622

		95,016

	Philippines — 0.9%
100	Philippine Long Distance Telephone Co.	6,389
50	Philippine Long Distance Telephone Co., ADR	3,176

		9,565

	Singapore — 6.9%
4,000	Fraser and Neave Ltd.	21,563
6,202	Keppel Land Ltd.	13,995
30,000	Midas Holdings Ltd.	9,128
14,500	Overseas Union Enterprise Ltd.	25,787

		70,473

	South Korea — 19.0%
6	Amorepacific Corp.	5,347
65	Hyundai Heavy Industries Co., Ltd.	17,996
80	Hyundai Mobis (a)	19,722
120	Hyundai Motor Co.	23,572
223	KT&G Corp.	15,603
505	Lock & Lock Co., Ltd. (a)	14,763
160	Mando Corp.	25,897
50	Samsung Electronics Co., Ltd.	49,234
110	Samsung Engineering Co., Ltd.	20,950

		193,084

	Taiwan — 8.4%
12,000	Advanced Semiconductor Engineering, Inc.	12,619
2,600	Catcher Technology Co., Ltd.	16,177
2,500	President Chain Store Corp.	13,454
6,800	Taiwan Semiconductor Manufacturing Co., Ltd.	18,040
1,200	TPK Holding Co., Ltd. (a)	17,428
5,000	Uni-President Enterprises Corp.	7,379

		85,097

	Thailand — 7.3%
3,000	Advanced Info Service PCL	14,613
28,000	Charoen Pokphand Foods PCL, Foreign Shares	31,623
23,000	Krung Thai Bank PCL, Foreign Shares	11,346
1,500	Siam Cement PCL, NVDR	16,733

		74,315

	Total Common Stocks (Cost $898,674)	975,591

Participation Note — 1.0%
	India — 1.0%
3,500	Hindalco Industries Ltd., expiring 12/11/12 (issued through Deutsche Bank AG) (a) (Cost $9,803)	10,356

Short-Term Investment — 3.1%
	Investment Company — 3.1%
31,649	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $31,649)	31,649

	Total Investments — 99.9% (Cost $940,126)	1,017,596
	Other Assets in Excess of Liabilities — 0.1%	547

	NET ASSETS — 100.0%	$1,018,143

Percentages indicated are based on net assets.

JPMorgan Asia Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	12.6%
Automobiles	9.3
Semiconductors & Semiconductor Equipment	7.9
Machinery	6.6
Real Estate Management & Development	6.4
Hotels, Restaurants & Leisure	6.3
Construction Materials	5.8
Food Products	5.4
Wireless Telecommunication Services	4.9
Auto Components	4.5
Insurance	4.4
Tobacco	3.6
Oil, Gas & Consumable Fuels	3.3
Industrial Conglomerates	2.1
Construction & Engineering	2.1
Metals & Mining	1.9
Electronic Equipment, Instruments & Components	1.7
Computers & Peripherals	1.6
Containers & Packaging	1.5
Food & Staples Retailing	1.3
Electric Utilities	1.1
Multiline Retail	1.1
Airlines	1.0
Others (each less than 1.0%)	0.5
Short-Term Investment	3.1

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
NVDR	—	Non Voting Depository Receipt

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of January 31, 2012.

The value and percentage, based on total investments, of the investments that apply fair valuation policy for the international investments are approximately $972,415,000 and 95.6%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$154,756
Aggregate gross unrealized depreciation	(77,286)

Net unrealized appreciation/depreciation	$77,470

Federal income tax cost of investments	$940,126

JPMorgan Asia Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$31,649	$985,947	$—	$1,017,596

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Asia Pacific Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 92.7%
	Australia — 19.4%
16,192	Asciano Ltd.	80,759
1,652	Iluka Resources Ltd.	32,103
1,528	Monadelphous Group Ltd.	35,656
6,190	National Australia Bank Ltd.	156,677
2,653	Rio Tinto Ltd.	194,650
9,174	Suncorp Group Ltd.	81,818
13,481	Telstra Corp., Ltd.	47,648

		629,311

	China — 25.0%
33,000	Agricultural Bank of China Ltd., Class H	16,254
20,000	Anhui Conch Cement Co., Ltd., Class H	67,382
291,000	China Citic Bank Corp. Ltd., Class H	185,259
42,000	China Construction Bank Corp., Class H	33,523
47,000	CNOOC Ltd.	95,748
74,000	Intime Department Store Group Co., Ltd.	89,731
22,000	Ping An Insurance Group Co. of China Ltd., Class H	173,984
37,000	Sany Heavy Equipment International Holdings Co., Ltd.	32,425
16,000	Tingyi Cayman Islands Holding Corp.	46,676
30,000	Yanzhou Coal Mining Co., Ltd., Class H	71,584

		812,566

	Hong Kong — 18.4%
14,800	AIA Group Ltd.	49,354
26,000	Cheung Kong Infrastructure Holdings Ltd.	147,766
3,200	Jardine Matheson Holdings Ltd.	165,493
33,000	Noble Group Ltd.	35,224
11,000	Power Assets Holdings Ltd.	79,366
21,000	Wharf Holdings Ltd.	119,371

		596,574

	India — 3.1%
4,168	Tata Motors Ltd., ADR	100,365

	Indonesia — 7.0%
33,500	Alam Sutera Realty Tbk PT	1,803
10,000	Astra International Tbk PT	87,563
125,500	Bank Rakyat Indonesia Persero Tbk PT	95,330
57,000	Summarecon Agung Tbk PT	7,598
11,500	United Tractors Tbk PT	36,195

		228,489

	Malaysia — 3.0%
27,000	Genting Bhd	98,567

	Singapore — 2.5%
138,000	Golden Agri-Resources Ltd.	80,365

	South Korea — 10.3%
213	Hyundai Mobis (a)	52,510
218	LG Chem Ltd.	72,372
38	LG Household & Health Care Ltd.	16,165
69	Samsung Electronics Co., Ltd.	67,943
330	Samsung Engineering Co., Ltd.	62,851
334	Samsung Fire & Marine Insurance Co., Ltd.	64,615

		336,456

	Thailand — 4.0%
152,000	Krung Thai Bank PCL, Foreign Shares	74,985
26,000	PTT Global Chemical PCL (a)	54,648

		129,633

	Total Common Stocks (Cost $2,769,688)	3,012,326

NUMBER OF WARRANTS
Warrant — 4.9%
	Germany — 4.9%
16,036	Deutsche Bank AG, expiring 12/19/14 (a) (Cost $137,391)	159,598

	Total Investments — 97.6% (Cost $2,907,079)	3,171,924
	Other Assets in Excess of Liabilities — 2.4%	76,423

	NET ASSETS — 100.0%	$3,248,347

Percentages indicated are based on net assets.

JPMorgan Asia Pacific Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	17.7%
Insurance	11.7
Electric Utilities	7.2
Metals & Mining	7.1
Automobiles	5.9
Oil, Gas & Consumable Fuels	5.3
Industrial Conglomerates	5.2
Capital Markets	5.0
Real Estate Management & Development	4.1
Chemicals	4.0
Food Products	4.0
Hotels, Restaurants & Leisure	3.1
Construction & Engineering	3.1
Multiline Retail	2.8
Road & Rail	2.5
Machinery	2.2
Semiconductors & Semiconductor Equipment	2.1
Construction Materials	2.1
Auto Components	1.7
Diversified Telecommunication Services	1.5
Trading Companies & Distributors	1.1
Others (each less than 1.0%)	0.6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	Non-income producing security

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,911,961 and 91.8%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$275,865
Aggregate gross unrealized depreciation	(11,020)

Net unrealized appreciation/depreciation	$264,845

Federal income tax cost of investments	$2,907,079

JPMorgan Asia Pacific Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$159,598	$3,012,326	$—	$3,171,924

(b)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a warrant. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.3%
	China — 45.5%
474	Agricultural Bank of China Ltd., Class H	233
25	Anhui Conch Cement Co., Ltd., Class H	83
40	Beijing Jingkelong Co., Ltd., Class H	34
585	China Construction Bank Corp., Class H	467
142	China National Building Material Co., Ltd., Class H	171
72	China Oilfield Services Ltd., Class H	117
33	China Pacific Insurance Group Co., Ltd., Class H	110
222	China Petroleum & Chemical Corp., Class H	268
220	China Telecom Corp., Ltd., Class H	123
171	China Vanke Co., Ltd., Class B	187
186	CNOOC Ltd.	379
33	Hidili Industry International Development Ltd.	12
677	Industrial & Commercial Bank of China, Class H	473
90	Intime Department Store Group Co., Ltd.	109
14	Jiangxi Copper Co., Ltd., Class H	35
52	Parkson Retail Group Ltd.	62
88	PICC Property & Casualty Co., Ltd., Class H	115
24	Ping An Insurance Group Co. of China Ltd., Class H	186
53	Sands China Ltd. (a)	178
97	Springland International Holdings Ltd.	56
12	Tencent Holdings Ltd.	288
42	Tingyi Cayman Islands Holding Corp.	122
155	Want Want China Holdings Ltd.	144
48	Yanzhou Coal Mining Co., Ltd., Class H	115
22	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	29

		4,096

	Hong Kong — 26.0%
89	AIA Group Ltd.	297
33	BOC Hong Kong Holdings Ltd.	86
24	Cheung Kong Holdings Ltd.	318
46	China Mobile Ltd.	468
80	China Overseas Land & Investment Ltd.	148
72	China Resources Gas Group Ltd.	103
32	Hang Lung Properties Ltd.	110
10	Hutchison Whampoa Ltd.	95
3	Jardine Matheson Holdings Ltd.	171
20	Kerry Properties Ltd.	77
50	Midland Holdings Ltd.	27
19	New World Development Co., Ltd.	21
13	Orient Overseas International Ltd.	68
17	Power Assets Holdings Ltd.	119
31	Wharf Holdings Ltd.	174
7	Wing Hang Bank Ltd.	61

		2,343

	Taiwan — 26.8%
166	Advanced Semiconductor Engineering, Inc.	175
12	Asustek Computer, Inc.	95
11	Catcher Technology Co., Ltd.	68
101	China Life Insurance Co., Ltd.	94
149	E.Sun Financial Holding Co., Ltd.	70
107	Evergreen Marine Corp., Taiwan Ltd.	60
43	Formosa Chemicals & Fibre Corp.	124
53	Formosa Plastics Corp.	154
22	Foxconn Technology Co., Ltd.	87
75	Fubon Financial Holding Co., Ltd.	83
7	Hon Hai Precision Industry Co., Ltd.	23
4	Largan Precision Co., Ltd.	89
11	MediaTek, Inc.	105
137	Mega Financial Holding Co., Ltd.	94
58	Oriental Union Chemical Corp.	84
20	President Chain Store Corp.	108
99	Prince Housing & Development Corp.	66
66	Taiwan Cement Corp.	83
222	Taiwan Semiconductor Manufacturing Co., Ltd.	589
3	TPK Holding Co., Ltd. (a)	47
78	Uni-President Enterprises Corp.	115

		2,413

	Total Common Stocks (Cost $7,029)	8,852

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Company — 1.2%
	Hong Kong — 1.2%
29	BOCI-Prudential - W.I.S.E. - CSI China Tracker Fund (a) (Cost $115)	111

	Total Investments — 99.5% (Cost $7,144)	8,963
	Other Assets in Excess of Liabilities — 0.5%	41

	NET ASSETS — 100.0%	$9,004

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	16.6%
Real Estate Management & Development	12.6
Semiconductors & Semiconductor Equipment	9.7
Insurance	8.9
Oil, Gas & Consumable Fuels	8.5
Wireless Telecommunication Services	5.2
Food Products	4.3
Chemicals	4.0
Construction Materials	3.8
Internet Software & Services	3.2
Industrial Conglomerates	3.0
Computers & Peripherals	2.8
Multiline Retail	2.5
Hotels, Restaurants & Leisure	2.0
Electronic Equipment, Instruments & Components	1.8
Food & Staples Retailing	1.6
Marine	1.4
Diversified Telecommunication Services	1.4
Electric Utilities	1.3
Energy Equipment & Services	1.3
Mutual Funds	1.2
Gas Utilities	1.2
Others (each less than 1.0%)	1.7

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $8,963,000 and 100.0% respectively.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,017
Aggregate gross unrealized depreciation	(198)

Net unrealized appreciation/depreciation	$1,819

Federal income tax cost of investments	$7,144

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$8,963	$—	$8,963

(a)	Portfolio holdings designated as Level 2 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 93.4%
	Brazil — 15.6%
186	Banco do Brasil S.A. (m)	2,897
249	BRF-Brasil Foods S.A., ADR (m)	4,991
65	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (a) (m)	4,303
236	Cia Energetica de Minas Gerais, ADR (m)	4,782
153	Cielo S.A. (m)	4,567
356	OGX Petroleo e Gas Participacoes S.A. (a) (m)	3,368
176	Petroleo Brasileiro S.A., ADR (m)	5,386
257	Souza Cruz S.A. (m)	3,347
260	Sul America S.A. (m)	2,614
162	Telefonica Brasil S.A., ADR (m)	4,499
152	Tim Participacoes S.A., ADR (m)	4,377
471	Vale S.A., ADR (m)	11,914

		57,045

	China — 18.8%
13,348	Bank of China Ltd., Class H (m)	5,722
9,940	China Construction Bank Corp., Class H (m)	7,934
2,069	China Merchants Bank Co., Ltd., Class H (m)	4,552
3,087	China Shanshui Cement Group Ltd. (m)	2,261
1,150	China Shenhua Energy Co., Ltd., Class H (m)	5,050
3,375	CNOOC Ltd. (m)	6,875
2,496	Dongfeng Motor Group Co., Ltd., Class H (m)	4,664
3,455	Dongyue Group (m)	2,881
1,778	Great Wall Motor Co., Ltd., Class H (m)	3,048
461	Hengan International Group Co., Ltd. (m)	4,109
5,081	Industrial & Commercial Bank of China, Class H (m)	3,549
5,336	Lenovo Group Ltd. (m)	4,268
4,546	PetroChina Co., Ltd., Class H (m)	6,621
586	Ping An Insurance Group Co. of China Ltd., Class H (m)	4,634
4,226	Soho China Ltd. (m)	2,772

		68,940

	Hong Kong — 3.3%
2,696	Chaoda Modern Agriculture Holdings Ltd. (f) (i) (m)	—
66	China Mobile Ltd. (m)	675
69	Jardine Matheson Holdings Ltd. (m)	3,584
1,993	SJM Holdings Ltd. (m)	3,555
4,894	Skyworth Digital Holdings Ltd. (m)	2,099
3,686	Xinyi Glass Holdings Ltd. (m)	2,179

		12,092

	India — 5.7%
98	HDFC Bank Ltd., ADR (m)	3,049
112	Housing Development Finance Corp., Ltd. (m)	1,579
110	Infosys Ltd., ADR (m)	6,043
625	Oil & Natural Gas Corp., Ltd. (m)	3,482
204	Tata Motors Ltd., ADR (m)	4,908
132	United Spirits Ltd. (m)	1,775

		20,836

	Indonesia — 0.6%
3,875	Indofood Sukses Makmur Tbk PT (m)	2,067

	Kazakhstan — 0.6%
146	KazMunaiGas Exploration Production, Reg. S, GDR (m)	2,303

	Mexico — 0.6%
1,757	Compartamos S.A.B. de C.V. (m)	2,054

	Netherlands — 1.0%
349	VimpelCom Ltd., ADR (m)	3,725

	Philippines — 0.7%
42	Philippine Long Distance Telephone Co. (m)	2,652

	Poland — 1.2%
104	KGHM Polska Miedz S.A. (m)	4,500

	Russia — 7.1%
117	Lukoil OAO, ADR (m)	6,901
247	MMC Norilsk Nickel OJSC, ADR (m)	4,747
220	Mobile Telesystems OJSC, ADR (m)	3,679
1,461	Sberbank of Russia (m)	4,334
147	Sberbank of Russia, ADR (a) (m)	1,762
126	Tatneft, ADR (m)	4,395

		25,818

	South Africa — 7.4%
695	African Bank Investments Ltd. (m)	3,239
140	Exxaro Resources Ltd. (m)	3,437
222	Imperial Holdings Ltd. (m)	3,935
64	Kumba Iron Ore Ltd. (m)	4,348
138	Sasol Ltd. (m)	7,056
86	Tiger Brands Ltd. (m)	2,761
193	Vodacom Group Ltd. (m)	2,377

		27,153

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	South Korea — 15.9%
12	CJ CheilJedang Corp. (a) (m)	3,207
200	DGB Financial Group, Inc. (a) (m)	2,664
73	Dongbu Insurance Co., Ltd. (m)	3,123
135	Hana Financial Group, Inc. (m)	4,635
155	Hynix Semiconductor, Inc. (a) (m)	3,686
36	Hyundai Motor Co. (m)	7,031
208	Industrial Bank of Korea (a) (m)	2,332
67	Kia Motors Corp. (m)	4,005
152	KP Chemical Corp. (a) (m)	2,221
16	Samsung Electronics Co., Ltd. (m)	15,341
107	Samsung Heavy Industries Co., Ltd. (m)	3,391
29	SK Holdings Co., Ltd. (a) (m)	3,552
27	S-Oil Corp. (m)	2,920

		58,108

	Taiwan — 6.7%
2,371	China Motor Corp. (m)	2,535
1,175	E Ink Holdings, Inc. (m)	1,669
1,050	Hon Hai Precision Industry Co., Ltd., Reg. S, GDR (m)	6,831
849	Radiant Opto-Electronics Corp. (m)	3,231
734	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	10,329

		24,595

	Thailand — 4.0%
3,716	Charoen Pokphand Foods PCL, NVDR (m)	4,197
5,940	Krung Thai Bank PCL, NVDR (m)	2,931
1,205	PTT Global Chemical PCL (a) (m)	2,532
445	PTT PCL (m)	4,892

		14,552

	Turkey — 2.9%
566	Arcelik A.S. (m)	2,448
137	Tupras Turkiye Petrol Rafinerileri A.S. (m)	3,106
559	Turk Telekomunikasyon A.S. (m)	2,491
1,282	Turkiye Sise ve Cam Fabrikalari A.S. (m)	2,626

		10,671

	Ukraine — 0.6%
100	Kernel Holding S.A. (a) (m)	2,125

	United Arab Emirates — 0.7%
289	Dragon Oil plc (m)	2,379

	Total Common Stocks (Cost $350,822)	341,615

Preferred Stocks — 2.9%
	Brazil — 2.9%
306	Banco do Estado do Rio Grande do Sul (m)	3,519
164	Cia de Bebidas das Americas, ADR (m)	5,964
46	Itau Unibanco Holding S.A., ADR (m)	913
3	Telefonica Brasil S.A. (m)	97

	Total Preferred Stocks (Cost $9,170)	10,493

Short-Term Investment — 2.9%
	Investment Company — 2.9%
10,777	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $10,777)	10,777

	Total Investments — 99.2% (Cost $370,769)	362,885
	Other Assets in Excess of Liabilities — 0.8%	2,860

	NET ASSETS — 100.0%	$365,745

Percentages indicated are based on net assets.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	17.8%
Commercial Banks	14.0
Semiconductors & Semiconductor Equipment	9.0
Metals & Mining	8.0
Automobiles	7.2
Food Products	5.3
Wireless Telecommunication Services	4.8
IT Services	2.9
Insurance	2.9
Electronic Equipment, Instruments & Components	2.3
Beverages	2.1
Chemicals	2.1
Household Durables	2.0
Industrial Conglomerates	2.0
Diversified Telecommunication Services	2.0
Electric Utilities	1.3
Water Utilities	1.2
Computers & Peripherals	1.2
Personal Products	1.1
Distributors	1.1
Hotels, Restaurants & Leisure	1.0
Others (each less than 1.0%)	5.7
Short-Term Investment	3.0

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of $0 which amounts to 0.0% of total investments.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $249,023,000 and 68.6%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,328
Aggregate gross unrealized depreciation	(27,212)

Net unrealized appreciation/depreciation	$(7,884)

Federal income tax cost of investments	$370,769

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Brazil	$16,793	$40,252	$—		$57,045
China	—	68,940	—		68,940
Hong Kong	—	12,092	—	(a)	12,092
India	—	20,836	—		20,836
Indonesia	—	2,067	—		2,067
Kazakhstan	—	2,303	—		2,303
Mexico	2,054	—	—		2,054
Netherlands	3,725	—	—		3,725
Philippines	—	2,652	—		2,652
Poland	—	4,500	—		4,500
Russia	—	25,818	—		25,818
South Africa	—	27,153	—		27,153
South Korea	—	58,108	—		58,108
Taiwan	—	24,595	—		24,595
Thailand	—	14,552	—		14,552
Turkey	—	10,671	—		10,671
Ukraine	—	2,125	—		2,125
United Arab Emirates	—	2,379	—		2,379

Total Common Stocks	22,572	319,043	—	(a)	341,615

Preferred Stocks
Brazil	3,519	6,974	—		10,493

Total Preferred Stocks	3,519	6,974	—		10,493

Short-Term Investment
Investment Company	10,777	—	—		10,777

Total Investments in Securities	$36,868	$326,017	$—	(a)	$362,885

(a)	Security has zero value.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

	Balance as of 10/31/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/12
Investment in Securities
Common Stocks - Hong Kong	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)

	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)

(a)	Security has a zero value.

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $0.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 83.5%
	Brazil — 5.2%
1,422	Cielo S.A. (m)	42,360
3,296	OGX Petroleo e Gas Participacoes S.A. (a) (m)	31,225
1,193	Ultrapar Participacoes S.A. (m)	24,129
1,505	Weg S.A. (m)	16,776

		114,490

	Chile — 2.1%
582	Banco Santander Chile, ADR (m)	47,465

	China — 15.0%
7,665	Anhui Conch Cement Co., Ltd., Class H (m)	25,824
63,123	China Construction Bank Corp., Class H (m)	50,383
17,983	China Merchants Bank Co., Ltd., Class H (m)	39,555
35,188	CNOOC Ltd. (m)	71,685
731	New Oriental Education & Technology Group, ADR (a) (m)	17,403
6,220	Ping An Insurance Group Co. of China Ltd., Class H (m)	49,190
7,730	Tingyi Cayman Islands Holding Corp. (m)	22,550
5,268	Tsingtao Brewery Co., Ltd., Class H (m)	28,461
20,159	Want Want China Holdings Ltd. (m)	18,677
3,591	Wumart Stores, Inc., Class H (m)	7,415

		331,143

	Egypt — 0.6%
315	Orascom Construction Industries (m)	13,043

	Hong Kong — 9.5%
12,853	AIA Group Ltd. (m)	42,860
5,971	China Mobile Ltd. (m)	61,022
7,844	Hang Lung Properties Ltd. (m)	26,933
635	Jardine Matheson Holdings Ltd. (m)	32,830
21,272	Li & Fung Ltd. (m)	46,325

		209,970

	Hungary — 0.8%
945	OTP Bank plc (m)	16,954

	India — 11.0%
736	ACC Ltd. (m)	17,752
2,412	Ambuja Cements Ltd. (m)	7,838
6,152	Bharti Airtel Ltd. (m)	45,422
5,984	Housing Development Finance Corp., Ltd. (m)	84,340
173	Infosys Ltd. (m)	9,500
902	Infosys Ltd., ADR (m)	49,612
1,479	Jindal Steel & Power Ltd. (m)	16,162
858	United Spirits Ltd. (m)	11,565

		242,191

	Indonesia — 4.2%
6,269	Astra International Tbk PT (m)	54,889
32,065	Bank Rakyat Indonesia Persero Tbk PT (m)	24,357
6,068	Unilever Indonesia Tbk PT (m)	13,196

		92,442

	Luxembourg — 1.8%
1,005	Tenaris S.A., ADR (m)	39,445

	Malaysia — 0.3%
400	British American Tobacco Malaysia Bhd (m)	6,486

	Mexico — 4.0%
8,450	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	33,712
17,465	Wal-Mart de Mexico S.A.B. de C.V., Series V, (m)	53,932

		87,644

	Russia — 2.7%
358	Magnit OJSC, GDR (e) (m)	9,202
698	Magnit OJSC, Reg. S., GDR (m)	17,954
11,259	Sberbank of Russia (m)	33,389

		60,545

	South Africa — 7.4%
4,560	African Bank Investments Ltd. (m)	21,239
508	Bidvest Group Ltd. (m)	10,886
10,077	FirstRand Ltd. (m)	29,010
960	Impala Platinum Holdings Ltd. (m)	21,011
900	Massmart Holdings Ltd. (m)	20,247
2,273	MTN Group Ltd. (m)	38,671
1,404	Shoprite Holdings Ltd. (m)	23,308

		164,372

	South Korea — 10.9%
83	E-Mart Co., Ltd. (m)	19,896
186	Hyundai Mobis (a) (m)	45,905
234	Hyundai Motor Co. (m)	46,040
53	POSCO (m)	19,337
111	Samsung Electronics Co., Ltd. (m)	109,763

		240,941

	Taiwan — 5.1%
7,632	Delta Electronics, Inc. (m)	19,759
5,196	Hon Hai Precision Industry Co., Ltd. (m)	16,757

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Taiwan — Continued
3,518	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	9,334
4,805	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	67,652

		113,502

	Turkey — 2.8%
3,512	KOC Holding A.S. (m)	13,642
13,599	Turkiye Garanti Bankasi A.S. (m)	48,969

		62,611

	United States — 0.1%
150	NII Holdings, Inc. (a) (m)	3,023

	Total Common Stocks (Cost $1,557,964)	1,846,267

Preferred Stocks — 13.1%
	Brazil — 13.1%
1,718	Cia de Bebidas das Americas, ADR (m)	62,531
1,207	Itau Unibanco Holding S.A. (m)	24,258
1,571	Itau Unibanco Holding S.A., ADR (m)	31,357
2,910	Petroleo Brasileiro S.A., ADR (m)	81,271
3,745	Vale S.A., ADR (m)	90,665

	Total Preferred Stocks (Cost $218,855)	290,082

Short-Term Investment — 2.9%
	Investment Company — 2.9%
63,131	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $63,131)	63,131

	Total Investments — 99.5% (Cost $1,839,950)	2,199,480
	Other Assets in Excess of Liabilities — 0.5%	11,794

	NET ASSETS — 100.0%	$2,211,274

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	15.9%
Oil, Gas & Consumable Fuels	9.5
Semiconductors & Semiconductor Equipment	8.5
Food & Staples Retailing	6.9
Wireless Telecommunication Services	6.7
Metals & Mining	6.7
Beverages	4.7
IT Services	4.6
Automobiles	4.6
Insurance	4.2
Thrifts & Mortgage Finance	3.8
Industrial Conglomerates	2.6
Construction Materials	2.3
Diversified Financial Services	2.3
Distributors	2.1
Auto Components	2.1
Food Products	1.9
Energy Equipment & Services	1.8
Electronic Equipment, Instruments & Components	1.7
Real Estate Management & Development	1.2
Others (each less than 1.0%)	3.0
Short-Term Investment	2.9

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $1,410,330,000 and 64.1%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$416,378
Aggregate gross unrealized depreciation	(56,848)

Net unrealized appreciation/depreciation	$359,530

Federal income tax cost of investments	$1,839,950

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$114,490	$—	$—	$114,490
Chile	—	47,465	—	47,465
China	—	331,143	—	331,143
Egypt	—	13,043	—	13,043
Hong Kong	—	209,970	—	209,970
Hungary	—	16,954	—	16,954
India	—	242,191	—	242,191
Indonesia	—	92,442	—	92,442
Luxembourg	—	39,445	—	39,445
Malaysia	—	6,486	—	6,486
Mexico	87,644	—	—	87,644
Russia	9,202	51,343	—	60,545
South Africa	—	164,372	—	164,372
South Korea	—	240,941	—	240,941
Taiwan	—	113,502	—	113,502
Turkey	—	62,611	—	62,611
United States	3,023	—	—	3,023

Total Common Stocks	214,359	1,631,908	—	1,846,267

Preferred Stocks
Brazil	24,258	265,824	—	290,082

Total Preferred Stocks	24,258	265,824	—	290,082

Short-Term Investment
Investment Company	63,131	—	—	63,131

Total Investments in Securities	$301,748	$1,897,732	$—	$2,199,480

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — 42.3%

		Australia — 6.4%
AUD	529,000	Australia Government Bond, 4.750%, 11/15/12 (m)	566,515
AUD	1,087,000	New South Wales Treasury Corp., 6.000%, 05/01/12 (m)	1,159,299

			1,725,814

		Canada — 9.2%
		Government of Canada,
CAD	1,440,000	1.500%, 06/01/12 (m)	1,438,736
CAD	1,050,000	2.000%, 09/01/12 (m)	1,053,435

			2,492,171

		Denmark — 1.6%
DKK	2,435,000	Kingdom of Denmark, 4.000%, 11/15/12 (m)	441,006

		Indonesia — 2.9%
		Republic of Indonesia,
IDR	1,100,000,000	8.250%, 07/15/21 (m)	149,736
IDR	5,020,000,000	9.500%, 06/15/15 (m)	643,554

			793,290

		Mexico — 10.9%
		United Mexican States,
MXN	12,010,000	7.750%, 12/14/17 (m)	1,037,212
MXN	11,500,000	8.000%, 12/19/13 (m)	934,966
MXN	11,510,000	9.500%, 12/18/14 (m)	994,263

			2,966,441

		Poland — 2.1%
PLN	1,830,000	Poland Government Bond, Series 0413, 5.250%, 04/25/13 (m)	571,152

		South Africa — 1.4%
ZAR	2,500,000	South Africa Government Bond, Series R157, 13.500%, 09/15/15 (m)	391,121

		Sweden — 2.0%
SEK	3,670,000	Kingdom of Sweden, 5.500%, 10/08/12 (m)	555,153

		Thailand — 1.3%
THB	10,060,000	Kingdom of Thailand, 5.250%, 05/12/14 (m)	340,642

		Turkey — 4.5%
		Turkey Government Bond,
TRY	450,000	10.000%, 12/04/13 (m)	256,423
TRY	1,550,000	16.000%, 08/28/13 (m)	955,638

			1,212,061

		Total Foreign Government Securities (Cost $11,202,189)	11,488,851

	Supranational — 4.2%
		European Investment Bank,
CHF	550,000	3.500%, 01/28/14 (m)	633,053
NOK	3,000,000	3.750%, 05/15/15 (m)	524,322

		Total Supranational (Cost $1,129,395)	1,157,375

SHARES
	Short-Term Investment — 60.4%
		Investment Company — 60.4%
	16,402,061	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $16,402,061)	16,402,061

		Total Investments —106.9%
		(Cost $28,733,645)	29,048,287
		Liabilities in Excess of Other Assets — (6.9)%	(1,878,593)

		NET ASSETS — 100.0%	$27,169,694

Percentages indicated are based on net assets.

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
176,609	AED	Barclays Bank plc	02/29/12	$48,091	$48,083	$(8)
1,305,967	AED	Union Bank of Switzerland AG	02/29/12	355,559	355,555	(4)
2,037,811	ARS	Citibank, N.A.	02/29/12	467,157	467,449	292
118,751	AUD	Citibank, N.A.	02/29/12	124,422	125,702	1,280
87,021	AUD	Union Bank of Switzerland AG	02/29/12	90,293	92,115	1,822
4,648,506	BRL	Citibank, N.A.	02/29/12	2,612,155	2,642,223	30,068
177,549	BRL	Union Bank of Switzerland AG	02/29/12	99,948	100,919	971
168,707	CAD	Citibank, N.A.	02/29/12	167,323	168,151	828
409,608	CAD	Credit Suisse International	02/29/12	403,782	408,259	4,477
66,607	CAD	Westpac Banking Corp.	02/29/12	65,950	66,388	438
34,084	CHF	Citibank, N.A.	02/29/12	36,693	37,041	348
371,908	CHF	HSBC Bank, N.A.	02/29/12	397,762	404,171	6,409
3,055,351	CNY	Citibank, N.A.	02/29/12	485,024	484,135	(889)
29,008,252	CNY	Deutsche Bank AG	02/29/12	4,594,074	4,596,494	2,420
334,870	CNY	HSBC Bank, N.A.	02/29/12	53,089	53,062	(27)
1,217,994	CNY	Union Bank of Switzerland AG	02/29/12	193,243	192,997	(246)
652,987,332	COP	HSBC Bank, N.A.	02/29/12	357,582	360,117	2,535
632,979,434	IDR	Citibank, N.A.	02/29/12	70,859	70,234	(625)
3,185,724,015	IDR	HSBC Bank, N.A.	02/29/12	353,183	353,477	294
441,986,987	IDR	Union Bank of Switzerland AG	02/29/12	49,313	49,042	(271)
11,463,563	INR	Citibank, N.A.	02/29/12	225,951	230,343	4,392
94,913,941	INR	Union Bank of Switzerland AG	02/29/12	1,867,430	1,907,149	39,719
98,099,822	KRW	Citibank, N.A.	02/29/12	86,699	87,143	444
1,381,237,302	KRW	Union Bank of Switzerland AG	02/29/12	1,206,443	1,226,961	20,518
1,875,977	MXN	Citibank, N.A.	02/29/12	142,561	143,606	1,045
907,452	MXN	Westpac Banking Corp.	02/29/12	68,393	69,466	1,073
330,854	NOK	Citibank, N.A.	02/29/12	56,074	56,334	260
2,927,221	NOK	Credit Suisse International	02/29/12	492,759	498,415	5,656
173,424	PLN	Citibank, N.A.	02/29/12	52,417	53,595	1,178
475,903	PLN	Deutsche Bank AG	02/29/12	141,565	147,072	5,507
5,196,792	RUB	Citibank, N.A.	02/29/12	168,920	170,986	2,066
55,359,490	RUB	Deutsche Bank AG	02/29/12	1,756,999	1,821,449	64,450
3,002,324	RUB	Union Bank of Switzerland AG	02/29/12	95,897	98,783	2,886
2,214,332	SAR	Deutsche Bank AG	02/29/12	590,520	590,477	(43)
320,213	SEK	Citibank, N.A.	02/29/12	47,177	47,014	(163)
688,036	SEK	Credit Suisse International	02/29/12	101,059	101,017	(42)
4,111,808	THB	Deutsche Bank AG	02/29/12	130,079	132,694	2,615
1,658,450	TRY	Citibank, N.A.	02/29/12	898,165	927,446	29,281
103,182	TRY	Westpac Banking Corp.	02/29/12	55,935	57,702	1,767
1,280,294	TWD	Citibank, N.A.	02/29/12	43,166	43,288	122
14,785,338	TWD	Royal Bank of Canada	02/29/12	496,319	499,904	3,585
1,024,538	TWD	Union Bank of Switzerland AG	02/29/12	34,380	34,640	260
3,542,608	ZAR	Citibank, N.A.	02/29/12	442,305	451,173	8,868
				$20,226,715	$20,472,271	$245,556

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
254,768	AUD	Royal Bank of Canada	02/29/12	$270,582	$269,681	$901
72,167	AUD	Westpac Banking Corp.	02/29/12	74,726	76,392	(1,666)
495,100	CAD	Deutsche Bank AG	02/29/12	485,598	493,470	(7,872)
557,919	CAD	Royal Bank of Canada	02/29/12	559,104	556,081	3,023
602,982	CHF	Deutsche Bank AG	02/29/12	637,315	655,289	(17,974)
467,774	CNY	Citibank, N.A.	02/29/12	74,038	74,121	(83)
280,284	CNY	Deutsche Bank AG	02/29/12	44,431	44,412	19
1,644,025	DKK	HSBC Bank, N.A.	02/29/12	285,525	289,321	(3,796)
1,346,930,000	IDR	Citibank, N.A.	02/29/12	150,394	149,451	943
1,407,000	MXN	Deutsche Bank AG	02/29/12	103,567	107,706	(4,139)
27,170	MXN	HSBC Bank, N.A.	02/29/12	2,043	2,080	(37)
3,147,105	NOK	Deutsche Bank AG	02/29/12	522,146	535,855	(13,709)
418,360	PLN	Deutsche Bank AG	02/29/12	120,609	129,290	(8,681)
725,000	SEK	Deutsche Bank AG	02/29/12	104,108	106,445	(2,337)
2,880,000	THB	Citibank, N.A.	02/29/12	91,139	92,942	(1,803)
1,760,000	TRY	State Street Corp.	02/29/12	952,933	984,234	(31,301)
3,156,712	ZAR	Deutsche Bank AG	02/29/12	389,067	402,027	(12,960)
				$4,867,325	$4,968,797	$(101,472)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AED	—	Arab Emirates Dirham
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	China Yuan
COP	—	Colombian Peso
DKK	—	Danish Krone
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SAR	—	Saudi Arabia Riyal
SEK	—	Swedish Krona
THB	—	Thai Baht
TRY	—	New Turkish Lira
TWD	—	Taiwan Dollar
ZAR	—	South African Rand

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$316,034
Aggregate gross unrealized depreciation	(1,392)

Net unrealized appreciation/depreciation	$314,642

Federal income tax cost of investments	$28,733,645

JPMorgan Ex–G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amount in U.S. dollars, unless otherwise noted)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,402,061	$12,646,226	$—	$29,048,287
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$252,760	$—	$252,760

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(108,676)	$—	$(108,676)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

(a) All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of the portfolio holdings.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 13.5%
	Australia — 0.7%
700	Australia & New Zealand Banking Group Ltd.	15,922
675	BHP Billiton Ltd.	26,736
420	Commonwealth Bank of Australia	22,567
630	National Australia Bank Ltd.	15,946
112	Rio Tinto Ltd.	8,217
3,279	Telstra Corp., Ltd.	11,589
980	Westpac Banking Corp.	21,969

		122,946

	Belgium — 0.1%
210	Anheuser-Busch InBev N.V.	12,768

	China — 0.4%
14,000	China BlueChemical Ltd., Class H	10,623
8,000	China Construction Bank Corp., Class H	6,385
22,000	Daphne International Holdings Ltd.	28,366
22,000	First Tractor Co., Ltd., Class H	22,686
9,000	Industrial & Commercial Bank of China, Class H	6,286
2,800	Sands China Ltd. (a)	9,433

		83,779

	Denmark — 0.0% (g)
40	Novo Nordisk A/S, Class B	4,753

	France — 1.1%
1,679	AXA S.A.	25,566
196	BNP Paribas S.A.	8,337
70	LVMH Moet Hennessy Louis Vuitton S.A.	11,340
151	PPR	23,844
791	Sanofi	58,647
196	Societe Generale S.A.	5,240
750	Total S.A.	39,751
1,300	Vivendi S.A.	27,273

		199,998

	Germany — 1.1%
210	Allianz SE	23,150
108	BASF SE	8,331
616	Bayer AG	43,272
658	Bayerische Motoren Werke AG	56,465
1,399	Deutsche Wohnen AG	18,609
495	GSW Immobilien AG (a)	15,348
94	Muenchener Rueckversicherungs AG	12,258
560	SAP AG	33,859

		211,292

	Hong Kong — 0.4%
3,000	Digital China Holdings Ltd.	4,945
34,000	Giordano International Ltd.	27,072
652	HKT Trust/HKT Ltd. (a)	418
52,000	Oriental Watch Holdings	23,384
1,500	Power Assets Holdings Ltd.	10,823

		66,642

	Israel — 0.2%
670	Teva Pharmaceutical Industries Ltd.	30,250

	Italy — 0.1%
700	ENI S.p.A.	15,510

	Japan — 2.8%
700	Asahi Group Holdings Ltd.	15,517
1,400	Bridgestone Corp.	32,033
800	Canon, Inc.	34,340
400	East Japan Railway Co.	25,962
400	Honda Motor Co., Ltd.	13,805
7	Japan Tobacco, Inc.	34,566
1,000	Kansai Paint Co., Ltd.	9,461
1	KDDI Corp.	6,350
1,000	Konami Corp.	26,512
2,000	Mitsubishi Electric Corp.	18,007
8,300	Mitsubishi UFJ Financial Group, Inc.	38,349
8,400	Mizuho Financial Group, Inc.	12,721
1,000	Nippon Telegraph & Telephone Corp.	50,165
7,000	Nissan Motor Co., Ltd.	66,313
10	NTT DoCoMo, Inc.	17,782
600	Softbank Corp.	16,768
600	Sumitomo Corp.	8,648
1,400	Sumitomo Mitsui Financial Group, Inc.	44,772
400	Toyota Motor Corp.	14,753
100	Unicharm Corp.	5,261
600	West Japan Railway Co.	25,495

		517,580

	Netherlands — 0.7%
112	Gemalto N.V.	6,016
2,239	ING Groep N.V. CVA (a)	20,427
140	Nutreco N.V.	9,936
1,850	Royal Dutch Shell plc, Class A	65,632
751	Royal Dutch Shell plc, Class B	27,447

		129,458

	New Zealand — 0.0% (g)
3,900	Telecom Corp. of New Zealand Ltd.
		6,801

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	Norway — 0.4%
2,799	Orkla ASA	22,709
910	Statoil ASA	22,911
2,099	Telenor ASA	34,237

		79,857

	Russia — 0.0% (g)
560	Phosagro OAO, GDR	5,348

	Singapore — 0.5%
46,000	First Real Estate Investment Trust	28,508
1,000	Keppel Corp., Ltd.	8,606
94,000	Lippo-Mapletree Indonesia Retail Trust	28,314
6,000	SembCorp Industries Ltd.	22,692
6,000	Singapore Telecommunications Ltd.	14,778

		102,898

	Spain — 0.0% (g)
981	Banco Santander S.A. (a)	7,661

	Sweden — 0.1%
1,371	Tele2 AB, Class B	26,217

	Switzerland — 1.2%
515	ABB Ltd. (a)	10,748
224	Cie Financiere Richemont S.A., Class A	12,731
1,120	Nestle S.A.	64,270
952	Novartis AG	51,668
20	Swatch Group AG (The)	8,462
728	Swiss Re AG (a)	39,616
28	Syngenta AG (a)	8,503
140	Zurich Financial Services AG (a)	33,694

		229,692

	United Kingdom — 3.7%
3,079	Barclays plc	10,324
1,959	Berkeley Group Holdings plc (a)	39,180
1,259	BG Group plc	28,368
11,000	BP plc	82,748
1,200	British American Tobacco plc	55,258
2,650	British Sky Broadcasting Group plc	28,856
11,241	BT Group plc	36,163
1,749	Diageo plc	38,712
2,099	Drax Group plc	17,599
1,148	GlaxoSmithKline plc	25,536
2,799	HSBC Holdings plc	23,386
1,679	Imperial Tobacco Group plc	60,129
3,918	Legal & General Group plc	7,130
1,959	National Grid plc	19,507
1,071	Pearson plc	19,831
3,000	Prudential plc	33,183
449	SABMiller plc	17,066
560	SSE plc	10,805
1,800	Standard Chartered plc	43,502
25,609	Vodafone Group plc	69,072
742	Weir Group plc (The)	22,924

		689,279

	Total Common Stocks (Cost $2,529,054)	2,542,729

PRINCIPAL AMOUNT
Corporate Bonds — 32.8%
	Australia — 0.1%
	FMG Resources August 2006 Pty Ltd.,
3,000	6.375%, 02/01/16 (e)	3,045
11,000	6.875%, 02/01/18 (e)	11,192
10,000	7.000%, 11/01/15 (e)	10,325

		24,562

	Bahamas — 0.0% (g)
3,000	Ultrapetrol Bahamas Ltd., 9.000%, 11/24/14	2,730

	Bermuda — 0.1%
10,000	Aircastle Ltd., 9.750%, 08/01/18	11,000

	Canada — 0.1%
19,000	Novelis, Inc., 8.750%, 12/15/20	21,233

	Cayman Islands — 0.3%
14,000	MCE Finance Ltd., 10.250%, 05/15/18	15,435
39,000	Seagate HDD Cayman, 7.000%, 11/01/21 (e)	41,730

		57,165

	Ireland — 0.6%
100,000	Elan Finance plc/Elan Finance Corp., 8.750%, 10/15/16	109,375
10,000	XL Group plc, Series E, VAR, 6.500%, 04/15/17 (x)	8,338

		117,713

	Luxembourg — 0.5%
90,000	Intelsat Luxembourg S.A., PIK, 12.500%, 02/04/17	90,450

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Netherlands — 0.0% (g)
5,000	Royal Bank of Scotland N.V., VAR, 1.240%, 03/09/15	4,145

	United Kingdom — 0.7%
15,000	Royal Bank of Scotland Group plc, 5.050%, 01/08/15	14,086
100,000	Virgin Media Finance plc, 8.375%, 10/15/19	112,000

		126,086

	United States — 30.4%
88,000	AbitibiBowater, Inc., 10.250%, 10/15/18 (e)	99,220
100,000	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	91,500
25,000	Advanced Micro Devices, Inc., 7.750%, 08/01/20	27,000
15,000	AK Steel Corp., 7.625%, 05/15/20	14,813
20,000	Alliance One International, Inc., 10.000%, 07/15/16	19,450
100,000	Ally Financial, Inc., 8.000%, 11/01/31	106,125
20,000	Alta Mesa Holdings/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	18,800
5,000	AMC Entertainment, Inc., 8.750%, 06/01/19	5,275
18,000	American Airlines 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	19,170
30,000	American International Group, Inc., VAR, 8.175%, 05/15/58	28,950
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
6,000	6.750%, 05/20/20	6,000
6,000	7.000%, 05/20/22	6,015
10,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	9,950
25,000	Ameristar Casinos, Inc., 7.500%, 04/15/21	26,625
25,000	Amkor Technology, Inc., 6.625%, 06/01/21	25,375
25,000	Arch Coal, Inc., 7.250%, 10/01/20	25,125
25,000	Avaya, Inc., 7.000%, 04/01/19 (e)	24,375
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
15,000	8.250%, 01/15/19	15,787
5,000	9.625%, 03/15/18	5,463
35,000	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18 (x)	34,576
25,000	Belden, Inc., 7.000%, 03/15/17	25,625
8,000	Berry Plastics Corp., 9.500%, 05/15/18	8,320
55,000	Bill Barrett Corp., 7.625%, 10/01/19	55,962
25,000	Biomet, Inc., 10.000%, 10/15/17	27,000
25,000	Brightstar Corp., 9.500%, 12/01/16 (e)	25,750
17,000	Building Materials Corp. of America, 7.500%, 03/15/20 (e)	18,424
8,000	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	8,240
6,000	Burger King Corp., 9.875%, 10/15/18	6,600
5,000	Cablevision Systems Corp., 7.750%, 04/15/18	5,337
20,000	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	21,675
100,000	Calpine Corp., 7.875%, 01/15/23 (e)	107,250
5,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 05/01/19 (e)	5,025
	Capmark Financial Group, Inc.,
24,556	Series A, VAR, 7.000%, 09/30/14	24,556
15,000	Series B, VAR, 9.000%, 09/30/15	15,187
25,000	Carriage Services, Inc., 7.875%, 01/15/15	25,187
5,731	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	6,605
	CCO Holdings LLC/CCO Holdings Capital Corp.,
5,000	7.375%, 06/01/20	5,400
50,000	8.125%, 04/30/20	55,312
50,000	Cenveo Corp., 8.875%, 02/01/18	44,500
10,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	10,650
50,000	Chemtura Corp., 7.875%, 09/01/18	52,750
6,000	Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125%, 07/15/22 (e)	6,105
10,000	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	10,050
61,000	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	63,440
	Cinemark USA, Inc.,
5,000	7.375%, 06/15/21	5,263
10,000	8.625%, 06/15/19	11,000
75,000	CIT Group, Inc., 6.625%, 04/01/18 (e)	80,250
100,000	Citigroup Capital XXI, VAR, 8.300%, 12/21/57	101,780
58,753	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 11.500%, 01/15/17	62,718
41,000	CKE Restaurants, Inc., 11.375%, 07/15/18	46,535

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	Clear Channel Worldwide Holdings, Inc.,
75,000	9.250%, 12/15/17	82,313
25,000	Series B, 9.250%, 12/15/17	27,562
10,000	CNH Capital LLC, 6.250%, 11/01/16 (e)	10,700
35,000	CNO Financial Group, Inc., 9.000%, 01/15/18 (e)	37,187
100,000	Comstock Resources, Inc., 7.750%, 04/01/19	92,500
40,000	Concho Resources, Inc., 7.000%, 01/15/21	44,000
11,000	Consol Energy, Inc., 8.000%, 04/01/17	11,880
10,000	Constellation Brands, Inc., 7.250%, 09/01/16	11,225
62,593	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	63,844
	CSC Holdings LLC,
5,000	7.625%, 07/15/18	5,550
20,000	8.625%, 02/15/19	23,350
13,000	DaVita, Inc., 6.375%, 11/01/18	13,683
10,000	Dean Foods Co., 7.000%, 06/01/16	10,050
100,000	Deluxe Corp., 7.000%, 03/15/19 (e)	98,500
5,000	DineEquity, Inc., 9.500%, 10/30/18	5,450
75,000	DISH DBS Corp., 6.750%, 06/01/21	81,750
	DPL, Inc.,
5,000	6.500%, 10/15/16 (e)	5,338
5,000	7.250%, 10/15/21 (e)	5,562
40,000	Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	43,400
100,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	107,750
3,000	Energy Transfer Partners LP, 5.200%, 02/01/22	3,168
15,000	Energy XXI Gulf Coast, Inc., 7.750%, 06/15/19	15,488
5,000	Felcor Lodging LP, 6.750%, 06/01/19	4,869
100,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	86,500
5,000	Fidelity National Information Services, Inc., 7.625%, 07/15/17 (e)	5,450
15,000	First Data Corp., 10.550%, 09/24/15	14,850
100,000	Ford Motor Co., 7.450%, 07/16/31	123,250
25,000	Forest Oil Corp., 7.250%, 06/15/19	25,000
50,000	Fresenius Medical Care U.S. Finance, Inc., 6.500%, 09/15/18 (e)	53,625
25,000	Frontier Communications Corp., 8.500%, 04/15/20	24,750
25,000	FTI Consulting, Inc., 6.750%, 10/01/20	26,563
16,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18 (e)	16,240
25,000	Gibraltar Industries, Inc., Series B, 8.000%, 12/01/15	25,563
	HCA, Inc.,
50,000	6.500%, 02/15/20	53,000
5,000	8.000%, 10/01/18	5,425
15,000	Health Management Associates, Inc., 7.375%, 01/15/20 (e)	15,450
15,000	Hertz Corp. (The), 7.375%, 01/15/21	15,788
25,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	27,125
5,000	Host Hotels & Resorts LP, 6.000%, 10/01/21 (e)	5,350
30,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	28,875
10,000	iGate Corp., 9.000%, 05/01/16	10,625
	International Lease Finance Corp.,
79,000	8.250%, 12/15/20	84,333
13,000	8.625%, 01/15/22	14,048
50,000	Iron Mountain, Inc., 7.750%, 10/01/19	54,750
	Isle of Capri Casinos, Inc.,
11,000	7.000%, 03/01/14	10,835
10,000	7.750%, 03/15/19	9,550
5,000	J.M. Huber Corp., 9.875%, 11/01/19 (e)	5,200
	JBS USA LLC/JBS USA Finance, Inc.,
20,000	8.250%, 02/01/20 (e)	20,150
7,000	11.625%, 05/01/14	8,041
50,000	Key Energy Services, Inc., 6.750%, 03/01/21	51,250
15,000	Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	15,863
14,000	Landry’s, Inc., 11.625%, 12/01/15	15,015
10,000	Lennar Corp., Series B, 12.250%, 06/01/17	12,600
100,000	Level 3 Communications, Inc., 11.875%, 02/01/19	109,000
	Liberty Mutual Group, Inc.,
60,000	7.800%, 03/15/37 (e)	56,100
4,000	VAR, 10.750%, 06/15/58 (e)	5,100
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
10,000	6.250%, 06/15/22	10,625
15,000	6.750%, 11/01/20	16,313
10,000	MDC Holdings, Inc., 5.625%, 02/01/20	9,253
10,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15	10,313

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	Mediacom LLC/Mediacom Capital Corp.,
10,000	7.250%, 02/15/22 (e)	10,000
5,000	9.125%, 08/15/19	5,425
	MGM Resorts International,
5,000	8.625%, 02/01/19 (e)	5,200
75,000	11.375%, 03/01/18	86,063
42,000	Michael’s Stores, Inc., 11.375%, 11/01/16	44,516
25,000	Multiplan, Inc., 9.875%, 09/01/18 (e)	27,250
5,000	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	5,463
15,000	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	14,850
10,000	Newfield Exploration Co., 5.750%, 01/30/22	10,625
100,000	NewPage Corp., 11.375%, 12/31/14 (d)	65,000
20,000	NII Capital Corp., 7.625%, 04/01/21	20,500
50,000	Noranda Aluminum Acquisition Corp., PIK, 4.659%, 05/15/15	47,625
17,000	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20 (e)	16,660
	Peabody Energy Corp.,
10,000	6.000%, 11/15/18 (e)	10,300
10,000	6.250%, 11/15/21 (e)	10,300
15,000	Peninsula Gaming LLC/Peninsula Gaming Corp., 10.750%, 08/15/17	16,162
15,000	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	15,262
5,000	Pioneer Drilling Co., 9.875%, 03/15/18 (e)	5,325
100,000	PolyOne Corp., 7.375%, 09/15/20	107,750
4,000	Prestige Brands, Inc., 8.125%, 02/01/20 (e)	4,150
10,000	QEP Resources, Inc., 6.875%, 03/01/21	10,825
100,000	QVC, Inc., 7.500%, 10/01/19 (e)	109,375
	R.R. Donnelley & Sons Co.,
15,000	7.250%, 05/15/18	13,725
10,000	7.625%, 06/15/20	8,925
22,000	RailAmerica, Inc., 9.250%, 07/01/17	24,475
10,000	Regal Cinemas Corp., 8.625%, 07/15/19	10,975
100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19 (e)	99,500
50,000	Rite Aid Corp., 7.500%, 03/01/17	51,000
10,000	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	10,825
25,000	Service Corp. International, 8.000%, 11/15/21	28,750
50,000	Simmons Foods, Inc., 10.500%, 11/01/17 (e)	44,875
100,000	SM Energy Co., 6.625%, 02/15/19	105,000
10,000	Smithfield Foods, Inc., 7.750%, 07/01/17	11,312
100,000	Springleaf Finance Corp., 6.900%, 12/15/17	77,500
91,000	Sprint Capital Corp., 6.900%, 05/01/19	77,577
	Sprint Nextel Corp.,
32,000	9.000%, 11/15/18 (e)	34,480
3,000	11.500%, 11/15/21 (e)	3,105
18,000	SquareTwo Financial Corp., 11.625%, 04/01/17	17,640
20,000	Standard Pacific Corp., 8.375%, 05/15/18	20,300
100,000	Steel Dynamics, Inc., 7.625%, 03/15/20	110,750
6,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	6,165
100,000	SUPERVALU, Inc., 8.000%, 05/01/16	104,000
10,000	Swift Energy Co., 7.875%, 03/01/22 (e)	9,925
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
6,000	6.375%, 08/01/22 (e)	6,083
100,000	6.875%, 02/01/21 (e)	104,250
	Tenet Healthcare Corp.,
5,000	6.250%, 11/01/18 (e)	5,237
5,000	8.000%, 08/01/20	5,163
50,000	TransDigm, Inc., 7.750%, 12/15/18	54,750
25,000	Trimas Corp., 9.750%, 12/15/17	27,375
25,000	Tutor Perini Corp., 7.625%, 11/01/18	24,312
38,000	United States Steel Corp., 7.375%, 04/01/20	38,570
100,000	Univision Communications, Inc., 6.875%, 05/15/19 (e)	99,500
5,000	Vail Resorts, Inc., 6.500%, 05/01/19	5,150
20,000	Valassis Communications, Inc., 6.625%, 02/01/21	19,850
50,000	Verso Paper Holdings LLC/Verso Paper, Inc., 11.500%, 07/01/14	51,500
45,000	Vulcan Materials Co., 7.500%, 06/15/21	49,162
37,000	W&T Offshore, Inc., 8.500%, 06/15/19	39,359
20,000	Wachovia Capital Trust III, VAR, 5.570%, 03/05/12 (x)	17,676
10,000	Wendy’s Co. (The), 10.000%, 07/15/16	10,987
	Windstream Corp.,
5,000	7.500%, 06/01/22 (e)	5,250
25,000	7.750%, 10/15/20	27,000

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	WMG Acquisition Corp.,
2,000	9.500%, 06/15/16	2,175
15,000	9.500%, 06/15/16 (e)	16,312
4,000	11.500%, 10/01/18 (e)	4,080
	WPX Energy, Inc.,
10,000	5.250%, 01/15/17 (e)	10,000
10,000	6.000%, 01/15/22 (e)	9,963
85,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	96,050
25,000	XM Satellite Radio, Inc., 7.625%, 11/01/18 (e)	26,781
10,000	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	10,675

		5,725,617

	Total Corporate Bonds (Cost $6,147,033)	6,180,701

Foreign Government Securities — 11.7%
	Germany — 11.7%
EUR 800,000	Bundesrepublik Deutschland, 3.500%, 07/04/19	1,204,347
EUR 760,000	German Treasury Bill, 0.000%, 03/14/12	993,908

	Total Foreign Government Securities (Cost $2,218,663)	2,198,255

SHARES
Investment Companies — 19.7%
	United States — 19.7%
24,245	iShares MSCI Emerging Markets Index Fund	1,021,442
226,628	JPMorgan Emerging Markets Debt Fund, Class R5 Shares (b)	1,862,884
19,435	Vanguard MSCI Emerging Markets ETF	822,489
	Total Investment Companies (Cost $3,764,817)	3,706,815

PRINCIPAL AMOUNT
Loan Participations & Assignments — 0.8%
	United States — 0.8%
	Caesars Entertainment Operating Co., Inc., Term B-2 Loan,
35,776	VAR, 3.276%, 01/28/15	32,355
19,224	VAR, 3.276%, 01/28/15	17,386
100,000	Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	98,000
	Six Flags Theme Parks, Inc., Tranche B Term Loan
2,500	VAR, 4.250%, 12/20/18	2,492
1,860	VAR, 4.250%, 12/20/18	1,855
640	VAR, 4.250%, 12/20/18	638
	Total Loan Participations & Assignments (Cost $154,016)	152,726

NUMBER OF CONTRACTS
Options Purchased — 0.7%
	Call Option Purchased — 0.7%
19	E-mini S&P 500, Expiring 03/17/12 @ $1,250.00, European Style (a) (Cost $85,937)	127,300

SHARES
Preferred Stock — 0.3%
	Germany — 0.3%
280	Volkswagen AG (Cost $48,710)	49,768

PRINCIPAL AMOUNT
U.S. Treasury Obligation — 2.2%
410,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (Cost $421,154)	421,115

SHARES
Short-Term Investment — 20.5%
	Investment Company — 20.5%
3,853,582	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $3,853,582)	3,853,582

	Total Investments — 102.2% (Cost $19,222,966)	19,232,991
	Liabilities in Excess of Other Assets — (2.2)%	(419,645)

	NET ASSETS — 100.0%	$18,813,346

Percentages indicated are based on net assets.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Investment Companies	19.3%
Foreign Government Securities	11.4
Oil, Gas & Consumable Fuels	4.9
Media	3.0
Diversified Telecommunication Services	2.9
Hotels, Restaurants & Leisure	2.7
U.S. Treasury Obligation	2.2
Diversified Financial Services	2.0
Pharmaceuticals	1.9
Commercial Banks	1.8
Automobiles	1.7
Insurance	1.6
Metals & Mining	1.5
Consumer Finance	1.4
Health Care Providers & Services	1.4
Commercial Services & Supplies	1.1
Paper & Forest Products	1.1
Chemicals	1.1
Short-Term Investment	20.0
Others (each less than 1.0%)	17.0

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	Euro Bund	03/08/12	$548,282	$20,652
9	E-mini Russell 2000	03/16/12	712,080	(3,890)
54	E-mini S&P 500	03/16/12	3,532,140	182,396
6	30 Year U.S. Treasury Bond	03/21/12	872,625	12,267
5	5 Year U.S. Treasury Note	03/30/12	620,235	6,745

				$218,170

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
13,707	EUR	Credit Suisse International	03/30/12	$17,776	$17,931	$155

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,685,009	EUR	BNP Paribas	03/30/12	$2,204,862	$2,204,413	$449
15,141	EUR	Goldman Sachs International	03/30/12	19,880	19,809	71
21,527	EUR	Royal Bank of Canada	03/30/12	27,902	28,163	(261)

				$2,252,644	$2,252,385	$259

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA	—	Dutch Certification
ETF	—	Exchange Traded Fund
EUR	—	Euro
GDR	—	Global Depositary Receipt
PIK	—	Payment-in-Kind
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2012.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2012.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $2,592,380 and 13.5%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$314,986
Aggregate gross unrealized depreciation	(304,961)

Net unrealized appreciation/depreciation	$10,025

Federal income tax cost of investments	$19,222,966

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,687,697	$11,545,294	$—	$19,232,991
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$675	$—	$675
Futures Contracts	222,060	—	—	222,060

Total Appreciation in Other Financial Instruments	$222,060	$675	$—	$222,735

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(261)	$—	$(261)
Futures Contracts	(3,890)	—	—	(3,890)

Total Depreciation in Other Financial Instruments	$(3,890)	$(261)	$—	$(4,151)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a call option purchased, investment companies and a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.3%
		Australia — 2.1%
14		Australia & New Zealand Banking Group Ltd. (m)	318
83		Tatts Group Ltd. (m)	224

			542

		China — 1.5%
489		China Construction Bank Corp., Class H (m)	390

		Finland — 1.7%
34		UPM-Kymmene OYJ (m)	434

		France — 13.2%
9		Cie de St-Gobain (m)	396
11		GDF Suez (m)	307
3		PPR (m)	422
4		Sanofi (m)	314
11		Schneider Electric S.A. (m)	659
6		Sodexo (m)	410
15		Suez Environnement Co. (m)	189
7		Total S.A. (m)	380
2		Unibail-Rodamco SE (m)	334

			3,411

		Germany — 7.8%
4		Allianz SE (m)	391
5		BASF SE (m)	397
5		Bayerische Motoren Werke AG (m)	392
7		Deutsche Boerse AG (a) (m)	407
20		E.ON AG (m)	428

			2,015

		Hong Kong — 2.0%
54		Hutchison Whampoa Ltd. (m)	513

		Italy — 1.7%
20		ENI S.p.A. (m)	454

		Japan — 8.9%
11		Canon, Inc. (m)	477
4		Daito Trust Construction Co., Ltd. (m)	415
—	(h)	Japan Tobacco, Inc. (m)	435
9		Nippon Telegraph & Telephone Corp. (m)	436
38		Sumitomo Corp. (m)	542

			2,305

		Netherlands — 3.9%
18		Royal Dutch Shell plc, Class A (m)	627
12		Unilever N.V., CVA (m)	390

			1,017

		New Zealand — 1.9%
281		Telecom Corp. of New Zealand Ltd. (m)	491

		Singapore — 1.2%
128		Singapore Telecommunications Ltd. (m)	315

		South Africa — 1.1%
5		African Bank Investments Ltd. (m)	22
15		MTN Group Ltd. (m)	257

			279

		South Korea — 1.3%
23		KT Corp., ADR (m)	340

		Sweden — 2.1%
14		Swedbank AB, Class A (m)	203
37		Telefonaktiebolaget LM Ericsson, Class B (m)	345

			548

		Switzerland — 5.2%
7		Nestle S.A. (m)	381
3		Roche Holding AG (m)	587
7		Swiss Re AG (a) (m)	370

			1,338

		United Kingdom — 11.7%
13		British American Tobacco plc (m)	613
39		Cairn Energy plc (a) (m)	175
85		Centrica plc (m)	396
21		GlaxoSmithKline plc (m)	463
45		HSBC Holdings plc (m)	380
6		SABMiller plc (m)	242
11		Standard Chartered plc (m)	276
186		Vodafone Group plc (m)	501

			3,046

		United States — 31.0%
1		Apple, Inc. (a) (m)	384
10		Bristol-Myers Squibb Co. (m)	330
8		Carnival Corp. (m)	246
4		Chevron Corp. (m)	383
6		Coca-Cola Co. (The) (m)	377
4		ConocoPhillips (m)	257
12		E.I. du Pont de Nemours & Co. (m)	620
8		Emerson Electric Co. (m)	385
7		Mattel, Inc. (m)	212
5		McDonald’s Corp. (m)	461
16		Merck & Co., Inc. (m)	630
13		Microsoft Corp. (m)	393
7		Paychex, Inc. (m)	224

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	United States — Continued
26	Pfizer, Inc. (m)	555
10	PG&E Corp. (m)	388
10	Sysco Corp. (m)	298
19	Time Warner, Inc. (m)	705
14	Verizon Communications, Inc. (m)	509
15	Wells Fargo & Co. (m)	425
9	Williams Cos., Inc. (The) (m)	253

		8,035

	Total Common Stocks (Cost $24,630)	25,473

Short-Term Investment — 1.9%
	Investment Company — 1.9%
500	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $500)	500

	Total Investments — 100.2% (Cost $25,130)	25,973
	Liabilities in Excess of Other Assets — (0.2)%	(51)

	NET ASSETS — 100.0%	$25,922

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	11.1%
Oil, Gas & Consumable Fuels	9.7
Diversified Telecommunication Services	8.1
Commercial Banks	7.7
Hotels, Restaurants & Leisure	5.2
Multi-Utilities	4.9
Tobacco	4.0
Electrical Equipment	4.0
Chemicals	3.9
Food Products	3.0
Insurance	2.9
Wireless Telecommunication Services	2.9
Media	2.7
Beverages	2.4
Trading Companies & Distributors	2.1
Industrial Conglomerates	2.0
Office Electronics	1.8
Paper & Forest Products	1.7
Diversified Financial Services	1.7
Electric Utilities	1.6
Multiline Retail	1.6
Real Estate Management & Development	1.6
Building Products	1.5
Software	1.5
Automobiles	1.5
Computers & Peripherals	1.5
Communications Equipment	1.3
Real Estate Investment Trusts (REITs)	1.3
Food & Staples Retailing	1.1
Others (each less than 1.0%)	1.8
Short-Term Investment	1.9

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
137,500	SGD
67,672	for GBP	Citibank, N.A.	03/16/12	$106	#	$109	#	$3 #
433,875	AUD	Westpac Banking Corp.	03/16/12	439		458		19
1,323,793	CAD	Westpac Banking Corp.	03/16/12	1,274		1,319		45
227,577	CHF	Westpac Banking Corp.	03/16/12	241		247		6
278,000	EUR	Citibank, N.A.	03/16/12	362		364		2
83,770	EUR	HSBC Bank, N.A.	03/16/12	110		110		— (h)
347,329	EUR	Royal Bank of Canada	03/16/12	450		454		4
185,696	EUR	Westpac Banking Corp.	03/16/12	246		243		(3)
91,711	GBP	Westpac Banking Corp.	03/16/12	143		145		2
14,127,446	JPY	Citibank, N.A.	03/16/12	182		185		3
1,356,607	NOK	Union Bank of Switzerland AG	03/16/12	228		231		3
				$3,781		$3,865		$84

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
75,353	CHF	Citibank, N.A.	03/16/12	$80		$82		$(2)
82,398	CHF	Credit Suisse International	03/16/12	88		89		(1)
147,129	CHF	HSBC Bank, N.A.	03/16/12	157		160		(3)
155,500	CHF	Royal Bank of Canada	03/16/12	164		169		(5)
96,089	CHF	Westpac Banking Corp.	03/16/12	105		105		— (h)
94,185	EUR	BNP Paribas	03/16/12	121		123		(2)
194,857	EUR	Credit Suisse International	03/16/12	253		255		(2)
3,093,037	EUR	Royal Bank of Canada	03/16/12	4,030		4,046		(16)
238,749	EUR	Westpac Banking Corp.	03/16/12	311		313		(2)
78,162	GBP	Morgan Stanley	03/16/12	122		123		(1)
560,276	GBP	Royal Bank of Canada	03/16/12	870		883		(13)
76,418	GBP	Westpac Banking Corp.	03/16/12	120		120		— (h)
612,582	HKD	Citibank, N.A.	03/16/12	79		80		(1)
658,052	HKD	Westpac Banking Corp.	03/16/12	85		85		— (h)
6,868,626	JPY	BNP Paribas	03/16/12	89		90		(1)
833,180	NOK	Royal Bank of Canada	03/16/12	139		141		(2)
541,526	NZD	State Street Corp.	03/16/12	406		446		(40)
1,357,387	SEK	Westpac Banking Corp.	03/16/12	199		199		— (h)
177,792	SGD	State Street Corp.	03/16/12	136		141		(5)
100,386	SGD	Westpac Banking Corp.	03/16/12	78		80		(2)
				$7,632		$7,730		$(98)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/12 of the currency being sold, and the value at 01/31/12 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $17,098,000 and 65.8%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,080
Aggregate gross unrealized depreciation	(237)

Net unrealized appreciation/depreciation	$843

Federal income tax cost of investments	$25,130

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$542	$—	$542
China	—	390	—	390
Finland	—	434	—	434
France	—	3,411	—	3,411
Germany	—	2,015	—	2,015
Hong Kong	—	513	—	513
Italy	—	454	—	454
Japan	—	2,305	—	2,305
Netherlands	—	1,017	—	1,017
New Zealand	—	491	—	491
Singapore	—	315	—	315
South Africa	—	279	—	279
South Korea	—	340	—	340
Sweden	—	548	—	548
Switzerland	—	1,338	—	1,338
United Kingdom	—	3,046	—	3,046
United States	8,035	—	—	8,035

Total Common Stocks	8,035	17,438	—	25,473

Short-Term Investment
Investment Company	500	—	—	500

Total Investments in Securities	$8,535	$17,438	$—	$25,973

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$87	$—	$87

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(101)	$—	$(101)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.5%
		Belgium — 0.9%
–	(h)	Solvay S.A. (m)	37

		Bermuda — 0.4%
–	(h)	Everest Re Group Ltd. (m)	18

		Canada — 1.2%
2		First Quantum Minerals Ltd. (m)	39
1		Kinross Gold Corp. (m)	12

			51

		China — 1.0%
9		China Merchants Bank Co., Ltd., Class H (m)	20
3		Hengan International Group Co., Ltd. (m)	22

			42

		Denmark — 0.5%
–	(h)	Carlsberg A/S, Class B (m)	22

		Finland — 0.9%
3		Stora Enso OYJ, Class R (m)	19
2		UPM-Kymmene OYJ (m)	20

			39

		France — 4.1%
1		GDF Suez (m)	36
–	(h)	PPR (m)	22
1		Schneider Electric S.A. (m)	52
1		Sodexo (m)	54
1		Suez Environnement Co. (m)	15

			179

		Germany — 3.8%
–	(h)	Allianz SE (m)	39
–	(h)	BASF SE (m)	25
1		Bayer AG (m)	44
–	(h)	Bayerische Motoren Werke AG (m)	28
1		E.ON AG (m)	28
–	(h)	Lanxess AG (m)	2

			166

		Hong Kong — 1.9%
17		Belle International Holdings Ltd. (m)	27
14		China Overseas Land & Investment Ltd. (m)	26
2		Sun Hung Kai Properties Ltd. (m)	28

			81

		Ireland — 3.2%
1		Covidien plc (m)	50
3		Experian plc (m)	45
1		Shire plc (m)	43

			138

		Israel — 0.8%
1		Teva Pharmaceutical Industries Ltd., ADR (m)	35

		Italy — 0.8%
7		Snam Rete Gas S.p.A. (m)	33

		Japan — 8.6%
1		Bridgestone Corp. (m)	21
–	(h)	Dai-ichi Life Insurance Co., Ltd. (The) (m)	22
7		Fujitsu Ltd. (m)	37
–	(h)	Japan Tobacco, Inc. (m)	64
5		JX Holdings, Inc. (m)	30
–	(h)	KDDI Corp. (m)	51
5		Marubeni Corp. (m)	35
7		Mitsubishi Heavy Industries Ltd. (m)	32
5		Nissan Motor Co., Ltd. (m)	48
–	(h)	ORIX Corp. (m)	33

			373

		Netherlands — 4.8%
1		European Aeronautic Defence and Space Co., N.V. (m)	41
1		Koninklijke KPN N.V. (m)	11
3		Royal Dutch Shell plc, Class A (m)	105
1		Unilever N.V. CVA (m)	48

			205

		South Korea — 1.4%
–	(h)	Samsung Electronics Co., Ltd. (m)	58

		Sweden — 0.7%
3		Telefonaktiebolaget LM Ericsson, Class B (m)	32

		Switzerland — 6.3%
2		ABB Ltd. (a) (m)	37
1		ACE Ltd. (m)	51
1		Cie Financiere Richemont S.A., Class A (m)	39
1		Nestle S.A. (m)	53
–	(h)	Roche Holding AG (m)	38
1		TE Connectivity Ltd. (m)	25
1		Tyco International Ltd. (m)	31

			274

		Taiwan — 0.9%
12		Hon Hai Precision Industry Co., Ltd. (m)	38

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		United Kingdom — 12.7%
3		BG Group plc (m)	59
1		British American Tobacco plc (m)	64
5		BT Group plc (m)	17
5		Cairn Energy plc (a) (m)	21
8		Centrica plc (m)	37
3		GlaxoSmithKline plc (m)	64
2		Intercontinental Hotels Group plc (m)	31
50		Lloyds Banking Group plc (a) (m)	24
3		Prudential plc (m)	31
1		Rio Tinto plc (m)	59
–	(h)	SABMiller plc (m)	13
2		Standard Chartered plc (m)	42
33		Vodafone Group plc (m)	88

			550

		United States — 40.6%
1		Altera Corp. (m)	22
–	(h)	Amazon.com, Inc. (a) (m)	44
1		American Express Co. (m)	38
–	(h)	Apple, Inc. (a) (m)	96
–	(h)	AutoZone, Inc. (a) (m)	40
–	(h)	Biogen Idec, Inc. (a) (m)	51
1		Capital One Financial Corp. (m)	41
1		Carnival Corp. (m)	33
1		CBS Corp. (Non-Voting), Class B (m)	38
1		Celgene Corp. (a) (m)	39
1		Chevron Corp. (m)	81
2		Cisco Systems, Inc. (m)	42
2		Citigroup, Inc. (m)	57
–	(h)	Cognizant Technology Solutions Corp., Class A (a) (m)	33
1		Comcast Corp., Class A (m)	34
1		CVS Caremark Corp. (m)	27
1		E.I. du Pont de Nemours & Co. (m)	28
1		EMC Corp. (a) (m)	28
1		Fluor Corp. (m)	49
–	(h)	Humana, Inc. (m)	33
1		Kraft Foods, Inc., Class A (m)	31
1		Merck & Co., Inc. (m)	53
2		Microsoft Corp. (m)	61
1		Occidental Petroleum Corp. (m)	77
2		Oracle Corp. (m)	57
1		PACCAR, Inc. (m)	25
–	(h)	PG&E Corp. (m)	14
–	(h)	QUALCOMM, Inc. (m)	17
1		Schlumberger Ltd. (m)	77
–	(h)	Sempra Energy (m)	8
1		SunTrust Banks, Inc. (m)	26
1		Target Corp. (m)	36
2		TD Ameritrade Holding Corp. (m)	31
1		Time Warner, Inc. (m)	48
–	(h)	Union Pacific Corp. (m)	47
1		United Technologies Corp. (m)	54
1		UnitedHealth Group, Inc. (m)	57
–	(h)	V.F. Corp. (m)	45
1		Vertex Pharmaceuticals, Inc. (a) (m)	21
3		Wells Fargo & Co. (m)	87
1		Xilinx, Inc. (m)	29

			1,755

		Total Common Stocks (Cost $3,888)	4,126

Preferred Stock — 1.2%
		Germany — 1.2%
–	(h)	Volkswagen AG (m) (Cost $50)	52

		Total Investments — 96.7% (Cost $3,938)	4,178

		Other Assets in Excess of Liabilities — 3.3%	141

		NET ASSETS — 100.0%	$4,319

Percentages indicated are based on net assets.

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	8.9%
Pharmaceuticals	6.6
Commercial Banks	4.8
Computers & Peripherals	3.9
Insurance	3.8
Wireless Telecommunication Services	3.3
Food Products	3.2
Automobiles	3.1
Tobacco	3.1
Media	2.9
Software	2.8
Hotels, Restaurants & Leisure	2.8
Biotechnology	2.6
Multi-Utilities	2.6
Metals & Mining	2.6
Semiconductors & Semiconductor Equipment	2.6
Aerospace & Defense	2.3
Chemicals	2.2
Communications Equipment	2.2
Health Care Providers & Services	2.2
Diversified Financial Services	2.2
Electrical Equipment	2.1
Textiles, Apparel & Luxury Goods	2.0
Consumer Finance	1.9
Energy Equipment & Services	1.8
Specialty Retail	1.6
Electronic Equipment, Instruments & Components	1.5
Multiline Retail	1.4
Machinery	1.4
Real Estate Management & Development	1.3
Health Care Equipment & Supplies	1.2
Construction & Engineering	1.2
Road & Rail	1.1
Professional Services	1.1
Internet & Catalog Retail	1.1
Others (each less than 1.0%)	8.6

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	E-mini S&P 500	03/16/12	$65	$3

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
12,971	EUR
11,104	for GBP	Morgan Stanley	03/09/12	$18	#	$17	#	$(1)
11,736	EUR
122,229	for HKD	Morgan Stanley	03/09/12	16	#	16	#	—	(h)
162,663	AUD	State Street Corp.	03/09/12	165		172		7
155,365	CAD	State Street Corp.	03/09/12	153		155		2
22,656	CHF	Union Bank of Switzerland AG	03/09/12	24		24		—	(h)
29,488	EUR	Barclays Bank plc	03/09/12	39		39		—	(h)
21,585	EUR	Royal Bank of Canada	03/09/12	28		28		—	(h)
2,354,468	JPY	Barclays Bank plc	03/09/12	30		31		1
162,671	NOK	Goldman Sachs International	03/09/12	28		28		—	(h)
149,120	SEK	Goldman Sachs International	03/09/12	22		22		—	(h)
43,461	SGD	Goldman Sachs International	03/09/12	33		34		1
				$556		$566		$10

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
16,809	AUD	Barclays Bank plc	03/09/12	$17	$18	$(1)
43,646	CHF	State Street Corp.	03/09/12	47	47	—	(h)
11,059	CHF	Union Bank of Switzerland AG	03/09/12	12	12	—	(h)
13,391	CHF	Westpac Banking Corp.	03/09/12	14	15	(1)
17,380	EUR	Credit Suisse International	03/09/12	22	22	—	(h)
233,163	EUR	Royal Bank of Canada	03/09/12	313	305	8
10,504	GBP	BNP Paribas	03/09/12	17	17	—	(h)
119,352	GBP	Royal Bank of Canada	03/09/12	186	188	(2)
66,947	HKD	Royal Bank of Canada	03/09/12	9	9	—	(h)
167,632	HKD	Union Bank of Switzerland AG	03/09/12	21	21	—	(h)
769,954	JPY	Royal Bank of Canada	03/09/12	10	10	—	(h)
64,850	NOK	Royal Bank of Canada	03/09/12	11	11	—	(h)
				$679	$675	$4

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/12 of the currency being sold, and the value at 01/31/12 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,162,000 and 51.7%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$369
Aggregate gross unrealized depreciation	(129)

Net unrealized appreciation/depreciation	$240

Federal income tax cost of investments	$3,938

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$37	$—	$37
Bermuda	18	—	—	18
Canada	51	—	—	51
China	—	42	—	42
Denmark	—	22	—	22
Finland	—	39	—	39
France	—	179	—	179
Germany	—	166	—	166
Hong Kong	—	81	—	81
Ireland	50	88	—	138
Israel	—	35	—	35
Italy	—	33	—	33
Japan	—	373	—	373
Netherlands	—	205	—	205
South Korea	—	58	—	58
Sweden	—	32	—	32
Switzerland	107	167	—	274
Taiwan	—	38	—	38
United Kingdom	—	550	—	550
United States	1,755	—	—	1,755

Total Common Stocks	1,981	2,145	—	4,126

Preferred Stocks
Germany	—	52	—	52

Total Preferred Stocks	—	52	—	52

Total Investments in Securities	$1,981	$2,197	$—	$4,178

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$19	$—	$19
Futures Contracts	3	—	—	3

Total Appreciation in Other Financial Instruments	$3	$19	$—	$22

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5)	$—	$(5)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.0%
	Australia — 17.6%
101	African Petroleum Corp., Ltd. (a) (m)	53
312	Alumina Ltd. (m)	425
39	Anvil Mining Ltd. (a) (m)	297
72	Atlas Iron Ltd. (m)	238
142	Aurora Oil & Gas Ltd. (a) (m)	444
97	Ausgold Ltd. (a) (m)	97
399	Bathurst Resources Ltd. (a) (m)	279
90	Beach Energy Ltd. (m)	141
190	Berkeley Resources Ltd. (a) (m)	72
314	Cape Lambert Resources Ltd. (a) (m)	188
253	Castlemaine Goldfields Ltd. (a) (m)	27
156	CGA Mining Ltd. (a) (m)	392
44	Elemental Minerals Ltd. (a) (m)	57
109	Equatorial Resources Ltd. (a) (m)	269
414	Fortescue Metals Group Ltd. (m)	2,216
391	Gindalbie Metals Ltd. (a) (m)	259
313	Gryphon Minerals Ltd. (a) (m)	433
44	Iluka Resources Ltd. (m)	854
56	Independence Group NL (m)	232
717	Integra Mining Ltd. (a) (m)	453
442	Kagara Ltd. (a) (m)	162
80	Mawson West Ltd. (a) (m)	116
113	Mirabela Nickel Ltd. (a) (m)	110
60	Newcrest Mining Ltd. (m)	2,158
228	Papillon Resources Ltd. (a) (m)	191
75	Perseus Mining Ltd. (a) (m)	226
826	Resolute Mining Ltd. (a) (m)	1,793
163	Rialto Energy Ltd. (a) (m)	55
361	Tiger Resources Ltd. (a) (m)	155
64	Western Areas NL (m)	374
400	World Titanium Resources Ltd. (a) (m)	149

		12,915

	Bermuda — 0.4%
8	Energy XXI Bermuda Ltd. (a) (m)	259

	Brazil — 0.5%
13	Petroleo Brasileiro S.A., ADR (m)	397

	Canada — 30.4%
56	Africa Oil Corp. (a) (m)	95
26	Alamos Gold, Inc. (m)	541
36	Allana Potash Corp. (a) (m)	28
115	Augusta Resource Corp. (a) (m)	364
12	Bankers Petroleum Ltd. (a) (m)	62
86	Banro Corp. (a) (m)	417
43	Barrick Gold Corp. (m)	2,128
86	Brazilian Gold Corp. (a) (m)	39
33	Canadian Natural Resources Ltd. (m)	1,323
13	Centerra Gold, Inc. (m)	253
107	Champion Minerals, Inc. (a) (m)	193
26	Copper Mountain Mining Corp. (a) (m)	137
37	Duluth Metals Ltd. (a) (m)	94
360	EastCoal, Inc. (a) (m)	142
80	Eldorado Gold Corp. (m)	1,218
120	First Quantum Minerals Ltd. (m)	2,622
238	GMV Minerals, Inc. (a) (m)	55
40	Goldcorp, Inc. (m)	1,949
26	Gran Tierra Energy, Inc. (a) (m)	150
5	Inmet Mining Corp. (m)	327
107	Ithaca Energy, Inc. (a) (m)	304
29	Keegan Resources, Inc. (a) (m)	118
154	Kinross Gold Corp. (m)	1,737
25	Levon Resources Ltd. (a) (m)	24
500	Lucara Diamond Corp. (a) (m)	449
95	Lundin Mining Corp. (a) (m)	478
258	Mandalay Resources Corp. (a) (m)	183
65	Mercator Minerals Ltd. (a) (m)	113
17	Mirasol Resources Ltd. (a) (m)	66
63	NGEx Resources, Inc. (a) (m)	173
13	Niko Resources Ltd. (m)	635
15	Pacific Rubiales Energy Corp. (m)	367
55	Parex Resources, Inc. (a) (m)	453
19	Petrobank Energy & Resources Ltd. (a) (m)	260
93	PetroMagdalena Energy Corp. (a) (m)	124
156	Rio Novo Gold, Inc. (a) (m)	133
86	Rockgate Capital Corp. (a) (m)	116
93	SEMAFO, Inc. (m)	624
11	Silver Wheaton Corp. (m)	400
129	Spartan Oil Corp. (a) (m)	476
30	Stans UTS, ADR (a) (m)	45
43	Teck Resources Ltd., Class B (m)	1,828
126	TriStar Gold, Inc. (a) (m)	68
101	WesternZagros Resources Ltd. (a) (m)	67
57	Yamana Gold, Inc. (m)	993

		22,371

	Colombia — 0.4%
14	Petrominerales Ltd. (m)	296

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Ireland — 1.1%
277	Circle Oil plc (a) (m)	113
845	Kenmare Resources plc (a) (m)	639
176	Petroneft Resources plc (a) (m)	45

		797

	Netherlands — 3.2%
65	Royal Dutch Shell plc, Class B (m)	2,387

	Norway — 0.3%
161	DNO International ASA (a) (m)	224

	Russia — 0.1%
52	RusPetro plc (a) (m)	109

	South Africa — 3.8%
40	AngloGold Ashanti Ltd. (m)	1,842
31	Impala Platinum Holdings Ltd. (m)	685
300	Sierra Rutile Ltd. (a) (m)	296

		2,823

	Sweden — 1.7%
55	Lundin Petroleum AB (a) (m)	1,238

	Switzerland — 5.4%
223	Ferrexpo plc (m)	1,203
161	Xstrata plc (m)	2,744

		3,947

	United Arab Emirates — 0.4%
75	Exillon Energy plc (a) (m)	295

	United Kingdom — 23.0%
55	3Legs Resources plc (a) (m)	52
118	Afren plc (a) (m)	224
92	African Minerals Ltd. (a) (m)	732
384	Amerisur Resources plc (a) (m)	113
46	Anglo American plc (m)	1,893
49	Antofagasta plc (m)	1,012
2,796	Beacon Hill Resources plc (a) (m)	447
59	BG Group plc (m)	1,329
88	BHP Billiton plc (m)	2,955
215	Cluff Gold plc (a) (m)	292
20	Coastal Energy Co. (a) (m)	318
1,257	GGG Resources plc (a) (m)	300
330	Highland Gold Mining Ltd. (m)	917
27	Kalahari Minerals plc (a) (m)	104
361	Petra Diamonds Ltd. (a) (m)	733
60	Premier Oil plc (a) (m)	386
7	Randgold Resources Ltd., ADR (m)	755
62	Rio Tinto plc (m)	3,759
195	Trap Oil Group plc (a) (m)	71
52	Valiant Petroleum plc (a) (m)	344
19	Zhaikmunai LP, Reg. S, GDR (a) (m)	202

		16,938

	United States — 10.7%
27	Anadarko Petroleum Corp. (m)	2,196
48	Freeport-McMoRan Copper & Gold, Inc. (m)	2,213
17	Occidental Petroleum Corp. (m)	1,676
25	Southwestern Energy Co. (a) (m)	779
3	Swift Energy Co. (a) (m)	99
13	Walter Energy, Inc. (m)	878

		7,841

	Total Common Stocks (Cost $76,633)	72,837

NUMBER OF WARRANTS
Warrants — 0.0%
	Canada — 0.0%
3	Duluth Metals Ltd., expiring 01/18/13 (a) (f) (i)	—
15	Stans Energy Corp., expiring 04/28/13 (a) (f) (i)	—

	Total Warrants (Cost $–)	—

SHARES
Short-Term Investment — 2.4%
	Investment Company — 2.4%
1,751	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $1,751)	1,751

	Total Investments — 101.4% (Cost $78,384)	74,588
	Liabilities in Excess of Other Assets — (1.4)%	(1,022)

	NET ASSETS — 100.0%	$73,566

Percentages indicated are based on net assets.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Metals & Mining	73.0%
Oil, Gas & Consumable Fuels	24.6
Chemicals	0.1
Short-Term Investment	2.3

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of $0 which amounts to 0.0% of total investments.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $39,591,000 and 53.1%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,164
Aggregate gross unrealized depreciation	(7,960)

Net unrealized appreciation/depreciation	$(3,796)

Federal income tax cost of investments	$78,384

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

		Level 2	Level 3
	Level 1	Other significant observable	Significant unobservable
	Quoted prices	inputs	inputs		Total
Investments in Securities
Common Stocks
Australia	$915	$12,000	$—		$12,915
Bermuda	259	—	—		259
Brazil	—	397	—		397
Canada	22,231	140	—		22,371
Colombia	296	—	—		296
Ireland	—	797	—		797
Netherlands	—	2,387	—		2,387
Norway	—	224	—		224
Russia	—	109	—		109
South Africa	—	2,823	—		2,823
Sweden	—	1,238	—		1,238
Switzerland	—	3,947	—		3,947
United Arab Emirates	—	295	—		295
United Kingdom	318	16,620	—		16,938
United States	7,841	—	—		7,841

Total Common Stocks	31,860	40,977	—		72,837

Warrants
Canada	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	1,751	—	—		1,751

Total Investments in Securities	$33,611	$40,977	$—	(a)	$74,588

(a)	Security has a zero value.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases1	Sales2	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/12
Investments in Securities
Warrants - Canada	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)

Total	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)

(a)	Security has a zero value.

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $0.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 92.5%
	Belgium — 1.8%
937	Anheuser-Busch InBev N.V. (m)	56,971

	Canada — 0.6%
892	First Quantum Minerals Ltd. (m)	19,536

	China — 4.3%
2,500	Anhui Conch Cement Co., Ltd., Class H (m)	8,423
120	Baidu, Inc., ADR (a) (m)	15,303
17,000	China Merchants Bank Co., Ltd., Class H (m)	37,393
10,000	China Yurun Food Group Ltd. (m)	16,536
31,000	Industrial & Commercial Bank of China, Class H (m)	21,650
1,744	Perfect World Co., Ltd., ADR (a) (m)	18,696
48,000	West China Cement Ltd. (m)	7,976
650	WuXi PharmaTech Cayman, Inc., ADR (a) (m)	8,827

		134,804

	Denmark — 0.8%
343	Carlsberg A/S, Class B (m)	26,146

	France — 8.3%
1,803	AXA S.A. (m)	27,454
241	PPR (m)	38,056
962	Sanofi (m)	71,325
1,503	Total S.A. (m)	79,661
2,155	Vivendi S.A. (m)	45,211

		261,707

	Germany — 2.5%
744	Bayer AG (m)	52,263
478	Rheinmetall AG (m)	25,714

		77,977

	Hong Kong — 2.5%
24,000	Beijing Capital International Airport Co., Ltd., Class H (m)	12,443
80,000	Franshion Properties China Ltd. (m)	19,466
48,000	Hengdeli Holdings Ltd. (m)	18,439
26,000	New World Department Store China Ltd. (m)	15,643
8,500	Ports Design Ltd. (m)	13,913

		79,904

	Indonesia — 0.7%
29,500	Bank Rakyat Indonesia Persero Tbk PT (m)	22,408

	Ireland — 1.6%
991	Covidien plc (m)	51,036

	Israel — 1.9%
1,335	Teva Pharmaceutical Industries Ltd., ADR (m)	60,249

	Japan — 3.9%
2,000	Komatsu Ltd. (m)	56,402
1,400	Mitsubishi Corp. (m)	32,016
200	SMC Corp. (m)	34,741

		123,159

	Netherlands — 4.5%
4,438	Koninklijke KPN N.V. (m)	48,700
2,561	Royal Dutch Shell plc, Class B (m)	93,597

		142,297

	Switzerland — 5.4%
747	Cie Financiere Richemont S.A., Class A (m)	42,456
1,083	Nestle S.A. (m)	62,147
669	Novartis AG (m)	36,309
1,755	Xstrata plc (m)	29,873

		170,785

	United Kingdom — 11.6%
5,627	Aviva plc (m)	31,032
8,580	Barclays plc (m)	28,769
1,717	BG Group plc (m)	38,688
1,036	BHP Billiton plc (m)	34,827
823	British American Tobacco plc (m)	37,898
3,352	Prudential plc (m)	37,077
2,218	Unilever plc (m)	71,679
31,497	Vodafone Group plc (m)	84,952

		364,922

	United States — 42.1%
785	Abbott Laboratories (m)	42,508
644	Adobe Systems, Inc. (a) (m)	19,932
742	American Express Co. (m)	37,204
736	Anadarko Petroleum Corp. (m)	59,410
1,900	Annaly Capital Management, Inc. (m)	31,996
379	Apache Corp. (m)	37,476
278	Apple, Inc. (a) (m)	126,901
599	Chevron Corp. (m)	61,745
2,219	Cisco Systems, Inc. (m)	43,559
1,105	Citigroup, Inc. (m)	33,946
3,022	Comcast Corp., Class A (m)	80,355
1,716	Dow Chemical Co. (The) (m)	57,503

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United States — Continued
654	Emerson Electric Co. (m)	33,602
488	Georgia Gulf Corp. (a) (m)	17,104
111	Google, Inc., Class A (a) (m)	64,392
944	Guess?, Inc. (m)	28,320
1,895	Merck & Co., Inc. (m)	72,503
966	Norfolk Southern Corp. (m)	69,745
568	Occidental Petroleum Corp. (m)	56,669
1,081	Prudential Financial, Inc. (m)	61,876
381	Starwood Hotels & Resorts Worldwide, Inc. (m)	20,665
1,004	Time Warner, Inc. (m)	37,208
396	United Technologies Corp. (m)	31,027
466	UnitedHealth Group, Inc. (m)	24,134
225	V.F. Corp. (m)	29,585
1,619	Veeco Instruments, Inc. (a) (m)	39,520
1,703	Virgin Media, Inc. (m)	40,600
2,294	Wells Fargo & Co. (m)	67,008

		1,326,493

	Total Common Stocks (Cost $2,761,726)	2,918,394

Preferred Stock — 2.1%
	Germany — 2.1%
369	Volkswagen AG (m) (Cost $63,311)	65,587

Short-Term Investment — 2.7%
	Investment Company — 2.7%
85,038	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $85,038)	85,038

	Total Investments — 97.3% (Cost $2,910,075)	3,069,019
	Other Assets in Excess of Liabilities — 2.7%	83,869

	NET ASSETS — 100.0%	$3,152,888

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	13.9%
Pharmaceuticals	10.9
Commercial Banks	5.8
Media	5.2
Insurance	5.1
Food Products	4.9
Computers & Peripherals	4.1
Diversified Telecommunication Services	3.1
Machinery	3.0
Textiles, Apparel & Luxury Goods	2.8
Wireless Telecommunication Services	2.8
Metals & Mining	2.7
Beverages	2.7
Internet Software & Services	2.6
Chemicals	2.4
Road & Rail	2.3
Automobiles	2.1
Multiline Retail	1.8
Health Care Equipment & Supplies	1.7
Specialty Retail	1.5
Communications Equipment	1.4
Semiconductors & Semiconductor Equipment	1.3
Software	1.3
Tobacco	1.2
Consumer Finance	1.2
Diversified Financial Services	1.1
Electrical Equipment	1.1
Trading Companies & Distributors	1.0
Real Estate Investment Trusts (REITs)	1.0
Aerospace & Defense	1.0
Others (each less than 1.0%)	4.2
Short-Term Investment	2.8

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $1,483,841 and 48.3%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$184,862
Aggregate gross unrealized depreciation	(25,918)

Net unrealized appreciation/depreciation	$158,944

Federal income tax cost of investments	$2,910,075

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments:

		Level 2	Level 3
	Level 1	Other significant observable	Significant unobservable
	Quoted prices	inputs	inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$56,971	$—	$56,971
Canada	19,536	—	—	19,536
China	15,303	119,501	—	134,804
Denmark	—	26,146	—	26,146
France	—	261,707	—	261,707
Germany	—	77,977	—	77,977
Hong Kong	—	79,904	—	79,904
Indonesia	—	22,408	—	22,408
Ireland	51,036	—	—	51,036
Israel	—	60,249	—	60,249
Japan	—	123,159	—	123,159
Netherlands	—	142,297	—	142,297
Switzerland	—	170,785	—	170,785
United Kingdom	—	364,922	—	364,922
United States	1,326,493	—	—	1,326,493

Total Common Stocks	1,412,368	1,506,026	—	2,918,394

Preferred Stock
Germany	—	65,587	—	65,587

Short-Term Investment
Investment Company	85,038	—	—	85,038

Total Investments in Securities	$1,497,406	$1,571,613	$—	$3,069,019

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 79.1%
	Consumer Discretionary — 16.5%
	Hotels, Restaurants & Leisure — 6.5%
1,700	Las Vegas Sands Corp. (a)	83,487
1,400	McDonald’s Corp.	138,670
2,100	Starbucks Corp.	100,653

		322,810

	Internet & Catalog Retail — 5.9%
700	Amazon.com, Inc. (a)	136,108
300	priceline.com, Inc. (a)	158,844

		294,952

	Media — 2.7%
2,970	DIRECTV, Class A (a)	133,680

	Textiles, Apparel & Luxury Goods — 1.4%
2,300	Michael Kors Holdings Ltd., (Hong Kong) (a)	71,185

	Total Consumer Discretionary	822,627

	Energy — 6.5%
	Energy Equipment & Services — 4.5%
2,390	Cameron International Corp. (a)	127,148
1,300	National Oilwell Varco, Inc.	96,174

		223,322

	Oil, Gas & Consumable Fuels — 2.0%
920	Concho Resources, Inc. (a)	98,127

	Total Energy	321,449

	Financials — 2.2%
	Consumer Finance — 2.2%
2,400	Capital One Financial Corp.	109,800

	Health Care — 13.6%
	Biotechnology — 7.0%
1,440	Biogen Idec, Inc. (a)	169,805
2,490	Celgene Corp. (a)	181,023

		350,828

	Health Care Providers & Services — 3.2%
3,090	Express Scripts, Inc. (a)	158,084

	Health Care Technology — 0.8%
630	Cerner Corp. (a)	38,361

	Pharmaceuticals — 2.6%
1,510	Allergan, Inc.	132,744

	Total Health Care	680,017

	Industrials — 5.6%
	Construction & Engineering — 0.8%
760	Fluor Corp.	42,742

	Machinery — 3.2%
700	Cummins, Inc.	72,800
1,420	Pall Corp.	84,746

		157,546

	Road & Rail — 1.6%
1,150	Kansas City Southern (a)	78,936

	Total Industrials	279,224

	Information Technology — 31.7%
	Communications Equipment — 2.8%
2,360	QUALCOMM, Inc.	138,815

	Computers & Peripherals — 10.7%
860	Apple, Inc. (a)	392,573
5,260	EMC Corp. (a)	135,498
210	NetApp, Inc. (a)	7,925

		535,996

	Internet Software & Services — 7.1%
1,105	Baidu, Inc., (China), ADR (a)	140,909
370	Google, Inc., Class A (a)	214,641

		355,550

	IT Services — 6.5%
1,530	Cognizant Technology Solutions Corp., Class A (a)	109,778
415	MasterCard, Inc., Class A	147,562
1,240	Teradata Corp. (a)	66,414

		323,754

	Semiconductors & Semiconductor Equipment — 2.4%
4,060	ARM Holdings plc, (United Kingdom), ADR	117,253

	Software — 2.2%
1,100	Citrix Systems, Inc. (a)	71,731
310	Salesforce.com, Inc. (a)	36,208

		107,939

	Total Information Technology	1,579,307

	Materials — 3.0%
	Chemicals — 3.0%
260	CF Industries Holdings, Inc.	46,119
1,270	Monsanto Co.	104,203

	Total Materials	150,322

	Total Common Stocks (Cost $3,497,652)	3,942,746

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 17.3%
	Investment Company — 17.3%
864,254	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $864,254)	864,254

	Total Investments — 96.4% (Cost $4,361,906)	4,807,000
	Other Assets in Excess of Liabilities — 3.6%	181,230

	NET ASSETS — 100.0%	$4,988,230

Percentages indicated are based on net assets.

SHORT POSITIONS

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(33)	E-mini S&P 500	03/16/12	$(2,158,530)	$(106,333)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$470,996
Aggregate gross unrealized depreciation	(25,902)

Net unrealized appreciation/depreciation	$445,094

Federal income tax cost of investments	$4,361,906

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,689,747	$117,253	$—	$4,807,000
Depreciation in Other Financial Instruments
Futures Contracts	$(106,333)	$—	$—	$(106,333)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 3.6%
	United States — 3.6%
565	Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1, VAR, 1.236%, 09/25/34	430
	Argent Securities, Inc.,
1,530	Series 2004-W6, Class M1, VAR, 0.826%, 05/25/34	1,145
4,797	Series 2004-W7, Class M2, VAR, 0.876%, 05/25/34	3,789
	Asset-Backed Funding Certificates,
3,224	Series 2004-OPT3, Class M1, VAR, 1.026%, 09/25/33	2,382
1,887	Series 2005-WF1, Class M1, VAR, 0.636%, 11/25/34	1,173
2,861	Asset-Backed Securities Corp. Home Equity, Series 2001-HE3, Class M1, VAR, 1.185%, 11/15/31	2,117
6,814	Bayview Financial Acquisition Trust, Series 2006-D, Class 1A5, SUB, 5.668%, 12/28/36	6,304
	Chase Funding Mortgage Loan Asset-Backed Certificates,
2,786	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	2,678
1,026	Series 2003-5, Class 1M2, VAR, 5.641%, 09/25/32	546
	Citigroup Mortgage Loan Trust, Inc.,
1,154	Series 2005-OPT1, Class M4, VAR, 0.976%, 02/25/35	600
450	Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	434
1,134	Series 2005-WF2, Class AF7, SUB, 5.249%, 08/25/35	1,001
2,374	Series 2006-WFH2, Class A2A, VAR, 0.426%, 08/25/36	1,667
4,263	Series 2007-WFH2, Class A2, VAR, 0.426%, 03/25/37	3,936
	Countrywide Asset-Backed Certificates,
2,349	Series 2002-3, Class M1, VAR, 1.401%, 03/25/32	1,814
950	Series 2003-BC1, Class A1, VAR, 1.076%, 03/25/33	744
5,274	Series 2004-1, Class M2, VAR, 1.101%, 03/25/34	4,513
1,500	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB8, Class AF2, SUB, 5.303%, 12/25/35	1,352
1,265	Equity One ABS, Inc., Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	1,037
3,344	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF11, Class A2D, VAR, 0.616%, 11/25/35	2,807
3,501	Fremont Home Loan Trust, Series 2004-B, Class M2, VAR, 1.221%, 05/25/34	2,678
1,842	GS Mortgage Securities Corp., Series 2005-SEA2, Class A1, VAR, 0.626%, 01/25/45	1,624
972	Long Beach Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.176%, 07/25/34	777
	Mastr Asset Backed Securities Trust,
149	Series 2003-WMC2, Class M1, VAR, 1.326%, 08/25/33	144
2,605	Series 2004-OPT2, Class M2, VAR, 0.926%, 09/25/34	1,812
	Morgan Stanley ABS Capital I,
3,928	Series 2004-HE6, Class M3, VAR, 0.926%, 08/25/34	2,922
862	Series 2004-NC3, Class B1, VAR, 2.751%, 03/25/34	455
559	Series 2004-NC7, Class M3, VAR, 0.926%, 07/25/34	467
3,211	Series 2005-HE1, Class M3, VAR, 0.796%, 12/25/34	2,374
1,534	Series 2005-NC1, Class M3, VAR, 0.786%, 01/25/35	1,162
18	Series 2006-WMC1, Class A2B, VAR, 0.476%, 12/25/35	18
	New Century Home Equity Loan Trust,
2,710	Series 2003-B, Class M2, VAR, 2.751%, 11/25/33	1,928
1,908	Series 2004-2, Class M2, VAR, 0.896%, 08/25/34	1,573
3,975	Series 2005-A, Class A6, SUB, 4.954%, 08/25/35	3,757
2,330	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 0.846%, 11/25/34	1,847
4,928	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M3, VAR, 2.001%, 10/25/34	3,088
	Renaissance Home Equity Loan Trust,
2,045	Series 2003-3, Class M1, VAR, 1.006%, 12/25/33	1,360
1,070	Series 2003-4, Class M2F, SUB, 5.744%, 03/25/34	704
476	Series 2004-1, Class AV3, VAR, 0.746%, 05/25/34	356

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	United States — Continued
893	Series 2004-1, Class M1, VAR, 0.856%, 05/25/34	446
2,931	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	2,541
	Residential Asset Mortgage Products, Inc.,
1,616	Series 2002-RS2, Class AI5, VAR, 6.030%, 03/25/32	1,447
892	Series 2004-RS11, Class M1, VAR, 0.896%, 11/25/34	816
1,846	Residential Asset Securities Corp., Series 2006-KS7, Class A3, VAR, 0.426%, 09/25/36	1,473
1,866	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.426%, 09/25/36	1,356
	Structured Asset Investment Loan Trust,
745	Series 2003-BC10, Class A4, VAR, 1.276%, 10/25/33	595
7,163	Series 2004-7, Class M1, VAR, 1.326%, 08/25/34	5,294
445	Structured Asset Securities Corp., Series 2003-AM1, Class M1, VAR, 1.626%, 04/25/33	391
2,776	Wells Fargo Home Equity Trust, Series 2004-2, Class M1, VAR, 0.876%, 05/25/34	2,122

	Total Asset-Backed Securities (Cost $87,339)	85,996

Collateralized Mortgage Obligations — 3.4%
	Non-Agency CMO — 3.4%
	United States — 3.4%
	Banc of America Alternative Loan Trust
829	Series 2005-4, Class 3A1, 5.500%, 05/25/20	798
538	Series 2005-6, Class 7A1, 5.500%, 07/25/20	507
3,204	Series 2005-11, Class 4A5, 5.750%, 12/25/35	2,517
3,061	Series 2005-12, Class 5A1, 5.250%, 01/25/21	2,910
52	Series 2006-4, Class 2A1, 6.000%, 05/25/21	49
1,444	Series 2006-5, Class CB7, 6.000%, 06/25/46	995
3,352	Banc of America Funding Corp., Series 2007-4, Class 8A1, 5.500%, 11/25/34	3,289
774	Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1, 6.000%, 09/25/37	677
6,812	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	6,457
178	CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	177
	Countrywide Alternative Loan Trust
1,590	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	1,531
258	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	224
26	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	25
1,584	Series 2005-J7, Class 2A1, 6.000%, 10/25/17	1,579
2,082	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	1,854
3,722	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	3,168
1,827	Series 2007-25, Class 2A1, 6.000%, 11/25/22	1,691
9,517	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 11A1, 5.500%, 11/25/20	9,099
	First Horizon Alternative Mortgage Securities
707	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	619
3,440	Series 2006-FA6, Class 3A1, 5.750%, 11/25/21	3,261
	First Horizon Asset Securities, Inc.
918	Series 2005-6, Class 1A1, 5.500%, 11/25/35	937
379	Series 2005-8, Class 2A1, 5.250%, 02/25/21	380
551	Series 2006-3, Class 1A13, 6.250%, 11/25/36	526
2,110	Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2, VAR, 0.496%, 06/25/45	1,257
3,132	GSR Mortgage Loan Trust, Series 2006-9F, Class 8A1, 5.500%, 08/25/21	2,930
152	Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A, VAR, 0.521%, 03/19/36	84
	JP Morgan Mortgage Trust
692	Series 2005-S2, Class 2A9, 5.500%, 09/25/35	696

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	United States –– Continued
1,038	Series 2006-S3, Class 2A4, 5.500%, 08/25/21	1,022
4,280	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	3,609
	MASTR Alternative Loans Trust
862	Series 2005-3, Class 1A1, 5.500%, 04/25/35	810
3,144	Series 2006-3, Class 3A1, 5.500%, 06/25/21	2,811
	Morgan Stanley Mortgage Loan Trust
2,486	Series 2004-9, Class 1A, VAR, 5.846%, 11/25/34	2,405
487	Series 2005-4, Class 1A, 5.000%, 08/25/35	476
	Residential Accredit Loans, Inc.
6,339	Series 2006-QS4, Class A2, 6.000%, 04/25/36	3,507
372	Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	327
	Residential Asset Securitization Trust
559	Series 2004-A6, Class A1, 5.000%, 08/25/19	557
5,712	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	4,839
133	Residential Funding Mortgage Securities I, Series 2006-S12, Class 2A2, 6.000%, 12/25/36	123
1,641	Structured Asset Securities Corp., Series 2003-35, Class B1, VAR, 5.529%, 12/25/33	1,343
	WaMu Mortgage Pass-Through Certificates
113	Series 2005-AR2, Class 2A21, VAR, 0.606%, 01/25/45	90
129	Series 2005-AR15, Class A1A1, VAR, 0.536%, 11/25/45	96
5,096	Series 2005-AR16, Class 1A1, VAR, 2.464%, 12/25/35	4,776
116	Series 2005-AR17, Class A1A1, VAR, 0.546%, 12/25/45	90
3,609	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	3,140
	Wells Fargo Mortgage-Backed Securities Trust
246	Series 2007-5, Class 2A3, 5.500%, 05/25/22	244
2,831	Series 2007-15, Class A1, 6.000%, 11/25/37	2,592

	Total Collateralized Mortgage Obligations (Cost $83,152)	81,094

	Commercial Mortgage-Backed Security — 0.1%
	United States — 0.1%
2,761	Banc of America Large Loan, Inc., Series 2010-HLTN, VAR, 2.035%, 11/15/15 (e) (Cost $2,493)	2,562

SHARES
Common Stocks — 33.3%
	Australia — 1.3%
231	Australia & New Zealand Banking Group Ltd. (m)	5,254
488	CFS Retail Property Trust (m)	889
3,218	Commonwealth Property Office Fund (m)	3,314
5,983	Dexus Property Group (m)	5,653
835	Stockland (m)	2,977
1,380	Tatts Group Ltd. (m)	3,719
612	Westfield Group (m)	5,521
1,581	Westfield Retail Trust (m)	4,237

		31,564

	Belgium — 0.1%
10	Cofinimmo S.A. (m)	1,201

	Bermuda — 0.0% (g)
30	Validus Holdings Ltd.	960

	Brazil — 0.7%
324	AES Tiete S.A. (m)	4,097
254	CCR S.A. (m)	1,767
157	Cielo S.A. (m)	4,664
129	EDP - Energias do Brasil S.A. (m)	3,009
230	Souza Cruz S.A. (m)	2,993

		16,530

	Canada — 0.2%
97	First Capital Realty, Inc. (m)	1,734
136	RioCan REIT (m)	3,518

		5,252

	Chile — 0.0% (g)
13	Banco Santander Chile, ADR (m)	1,027

	China — 0.9%
11,495	China Construction Bank Corp., Class H (m)	9,175
4,446	Jiangsu Expressway Co., Ltd., Class H (m)	4,422
3,124	PetroChina Co., Ltd., Class H (m)	4,550
5,576	Zhejiang Expressway Co., Ltd., Class H (m)	3,907

		22,054

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
		Czech Republic — 0.1%
31		CEZ A.S. (m)	1,249
114		Telefonica Czech Republic A.S. (m)	2,273

			3,522

		Finland — 0.3%
511		UPM-Kymmene OYJ (m)	6,576

		France — 2.6%
142		Cie de St-Gobain (m)	6,324
158		GDF Suez (m)	4,305
43		PPR (m)	6,799
71		Sanofi (m)	5,251
178		Schneider Electric S.A. (m)	11,084
94		Sodexo (m)	6,953
263		Suez Environnement Co. (m)	3,371
124		Total S.A. (m)	6,580
55		Unibail-Rodamco SE (m)	10,658

			61,325

		Germany — 1.4%
62		Allianz SE (m)	6,884
87		BASF SE (m)	6,701
81		Bayerische Motoren Werke AG (m)	6,912
120		Deutsche Boerse AG (a) (m)	7,068
299		E.ON AG (m)	6,416

			33,981

		Hong Kong — 0.9%
333		ASM Pacific Technology Ltd. (m)	4,281
396		China Mobile Ltd. (m)	4,047
239		Hang Seng Bank Ltd. (m)	3,078
966		Hutchison Whampoa Ltd. (m)	9,170

			20,576

		India — 0.1%
18		Hero Motocorp Ltd. (m)	662
825		Tata Motors Ltd., Class A (m)	1,963

			2,625

		Indonesia — 0.1%
3,604		Perusahaan Gas Negara PT (m)	1,350
2,044		Telekomunikasi Indonesia Tbk PT (m)	1,558

			2,908

		Italy — 0.3%
360		ENI S.p.A. (m)	7,970

		Japan — 2.2%
1		Advance Residence Investment Corp. (m)	1,552
187		Canon, Inc. (m)	8,044
76		Daito Trust Construction Co., Ltd. (m)	7,176
—	(h)	Daiwahouse Residential Investment Corp. (m)	801
3		Japan Retail Fund Investment Corp. (m)	3,954
1		Japan Tobacco, Inc. (m)	7,234
1		Kenedix Realty Investment Corp. (m)	2,558
148		Nippon Telegraph & Telephone Corp. (m)	7,429
—	(h)	Nomura Real Estate Residential Fund, Inc. (m)	1,789
1		Orix JREIT, Inc. (m)	2,302
—	(h)	Premier Investment Corp. (m)	1,379
636		Sumitomo Corp. (m)	9,160

			53,378

		Kazakhstan — 0.1%
116		KazMunaiGas Exploration Production, GDR (m)	1,836

		Luxembourg — 0.0% (g)
7		Magnachip Semiconductor Corp. (a)	65

		Malaysia — 0.2%
1,595		Berjaya Sports Toto Bhd (m)	2,295
546		Lafarge Malayan Cement Bhd (m)	1,196
956		Telekom Malaysia Bhd (m)	1,509

			5,000

		Mexico — 0.3%
58		Grupo Aeroportuario del Sureste S.A.B de C.V., ADR (m)	3,834
472		Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	2,679

			6,513

		Netherlands — 1.1%
45		Corio N.V. (m)	2,090
67		Eurocommercial Properties N.V. (m)	2,314
1		LyondellBasell Industries N.V., Class A	36
154		Nieuwe Steen Investments N.V. (m)	1,893
303		Royal Dutch Shell plc, Class A (m)	10,754
195		Unilever N.V. CVA (m)	6,507
34		Vastned Retail N.V. (m)	1,525
20		Wereldhave N.V. (m)	1,497

			26,616

		New Zealand — 0.3%
4,657		Telecom Corp. of New Zealand Ltd. (m)	8,121

		Philippines — 0.1%
45		Philippine Long Distance Telephone Co., ADR (m)	2,856

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	Poland — 0.4%
63	KGHM Polska Miedz S.A. (m)	2,715
20	Powszechny Zaklad Ubezpieczen S.A. (m)	2,106
716	Telekomunikacja Polska S.A. (m)	3,839

		8,660

	Qatar — 0.3%
168	Commercial Bank of Qatar QSC (The) (m)	3,816
95	Industries Qatar QSC (m)	3,403

		7,219

	Russia — 0.3%
42	Lukoil OAO, ADR (m)	2,455
586	Mechel, ADR (m)	2,660
69	Mobile Telesystems OJSC, ADR (m)	1,151

		6,266

	Singapore — 0.7%
3,983	Ascendas India Trust (m)	2,419
787	Ascendas REIT (m)	1,166
1,558	Ascott Residence Trust (m)	1,226
3,012	Cambridge Industrial Trust (m)	1,219
2,890	CapitaCommercial Trust (m)	2,463
2,586	Hutchison Port Holdings Trust, Class U (m)	1,936
2,103	Singapore Telecommunications Ltd. (m)	5,179

		15,608

	South Africa — 0.8%
1,129	African Bank Investments Ltd. (m)	5,261
826	Growthpoint Properties Ltd. (m)	2,101
294	Hyprop Investments Ltd. (m)	2,104
38	Kumba Iron Ore Ltd. (m)	2,633
254	MTN Group Ltd. (m)	4,323
693	Redefine Properties Ltd. (m)	676
247	Vodacom Group Ltd. (m)	3,035

		20,133

	South Korea — 0.7%
56	KT Corp. (m)	1,652
587	KT Corp., ADR (a) (m)	8,739
83	KT&G Corp. (m)	5,805

		16,196

	Sweden — 0.4%
242	Swedbank AB, Class A (m)	3,485
617	Telefonaktiebolaget LM Ericsson, Class B (m)	5,743

		9,228

	Switzerland — 1.0%
113	Nestle S.A. (m)	6,511
59	Roche Holding AG (m)	10,006
123	Swiss Re AG (a) (m)	6,710

		23,227

	Taiwan — 0.8%
298	Asustek Computer, Inc. (m)	2,352
920	Delta Electronics, Inc. (m)	2,382
249	MediaTek, Inc. (m)	2,379
810	Novatek Microelectronics Corp. (m)	2,302
1,129	Quanta Computer, Inc. (m)	2,416
889	Taiwan Mobile Co., Ltd. (m)	2,689
337	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	4,738

		19,258

	Thailand — 0.4%
1,174	Advanced Info Service PCL (m)	5,719
3,769	Bangkok Expressway PCL (m)	2,277
2,238	Charoen Pokphand Foods PCL (m)	2,528

		10,524

	Turkey — 0.4%
754	Arcelik A.S. (m)	3,259
187	Ford Otomotiv Sanayi A.S. (m)	1,669
155	Tupras Turkiye Petrol Rafinerileri A.S. (m)	3,529

		8,457

	United Kingdom — 2.5%
223	British American Tobacco plc (m)	10,290
600	British Land Co. plc (m)	4,624
668	Cairn Energy plc (a) (m)	2,975
1,447	Centrica plc (m)	6,699
342	GlaxoSmithKline plc (m)	7,609
801	HSBC Holdings plc (m)	6,692
102	Land Securities Group plc (m)	1,090
109	SABMiller plc (m)	4,132
417	Segro plc (m)	1,448
207	Standard Chartered plc (m)	5,011
3,151	Vodafone Group plc (m)	8,499

		59,069

	United States — 11.3%
24	3M Co.	2,071
28	Abbott Laboratories	1,496
49	American Campus Communities, Inc. (m)	2,106
21	Analog Devices, Inc.	831
46	Apartment Investment & Management Co., Class A (m)	1,128
14	Apple, Inc. (a) (m)	6,556

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	United States — Continued
49	AT&T, Inc.	1,445
7	Automatic Data Processing, Inc.	400
24	Boston Properties, Inc. (m)	2,476
281	Brandywine Realty Trust (m)	2,985
174	Bristol-Myers Squibb Co. (m)	5,599
2	Broder Brothers Co. (a) (f) (i)	22
30	Camden Property Trust (m)	1,954
56	Capmark Financial Group, Inc. (a)	1,085
187	Carnival Corp. (m)	5,656
36	CenturyLink, Inc.	1,323
83	Chevron Corp. (m)	8,582
20	Chubb Corp. (The)	1,381
29	Cincinnati Financial Corp.	943
95	Cinemark Holdings, Inc.	1,868
37	CMS Energy Corp.	810
124	Coca-Cola Co. (The) (m)	8,349
95	ConocoPhillips (m)	6,508
1	Constar International, Inc., ADR (a) (f) (i)	—	(h)
11	Cullen/Frost Bankers, Inc.	630
303	DCT Industrial Trust, Inc. (m)	1,674
33	Dr. Pepper Snapple Group, Inc.	1,271
263	Duke Realty Corp. (m)	3,520
241	E.I. du Pont de Nemours & Co. (m)	12,252
34	EastGroup Properties, Inc. (m)	1,601
154	Emerson Electric Co. (m)	7,935
4	Eurofresh, Inc., ADR (a) (f) (i)	—
1	General Motors Co. (a)	13
26	Genuine Parts Co.	1,646
120	HCP, Inc. (m)	5,052
37	Health Care REIT, Inc. (m)	2,088
127	Highwoods Properties, Inc. (m)	4,192
50	Home Depot, Inc. (The)	2,213
12	JM Smucker Co. (The)	921
26	Johnson & Johnson	1,718
17	KLA-Tencor Corp.	881
15	Kraft Foods, Inc., Class A	571
71	Liberty Property Trust (m)	2,357
42	Lincare Holdings, Inc.	1,075
28	Linear Technology Corp.	921
18	Lorillard, Inc.	1,970
17	M&T Bank Corp.	1,376
78	Macerich Co. (The) (m)	4,257
86	Mack-Cali Realty Corp. (m)	2,473
121	Mattel, Inc. (m)	3,745
87	McDonald’s Corp. (m)	8,644
328	Merck & Co., Inc. (m)	12,545
297	Microsoft Corp. (m)	8,773
51	Molex, Inc.	1,338
29	NextEra Energy, Inc.	1,729
22	Northeast Utilities	768
46	Omega Healthcare Investors, Inc. (m)	954
49	OneBeacon Insurance Group Ltd., Class A	786
17	ONEOK, Inc.	1,388
136	Paychex, Inc. (m)	4,297
82	Pennsylvania Real Estate Investment Trust (m)	1,003
128	People’s United Financial, Inc.	1,573
535	Pfizer, Inc. (m)	11,457
152	PG&E Corp. (m)	6,200
19	Philip Morris International, Inc.	1,396
23	PPG Industries, Inc.	2,062
29	Procter & Gamble Co. (The)	1,831
10	Public Storage (m)	1,347
39	Realty Income Corp. (m)	1,409
73	Regency Centers Corp. (m)	3,020
30	Sempra Energy	1,701
87	Senior Housing Properties Trust (m)	1,982
29	Simon Property Group, Inc. (m)	3,999
29	Snap-on, Inc.	1,633
34	Southern Co. (The)	1,539
45	Spectra Energy Corp.	1,408
145	Sysco Corp. (m)	4,377
27	T. Rowe Price Group, Inc.	1,563
18	Time Warner Cable, Inc.	1,293
343	Time Warner, Inc. (m)	12,701
24	Travelers Cos., Inc. (The)	1,426
3	U.S. Concrete, Inc. (a)	13
1	Unisys Corp. (a)	17
76	Ventas, Inc. (m)	4,439
273	Verizon Communications, Inc. (m)	10,295
7	Vornado Realty Trust (m)	566
50	Weingarten Realty Investors (m)	1,223
356	Wells Fargo & Co. (m)	10,390
218	Williams Cos., Inc. (The) (m)	6,295

		271,306

	Total Common Stocks (Cost $778,570)	797,607

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — 3.9%
	Australia — 0.3%
AUD 6,700	CFS Retail Property Trust, 5.750%, 07/04/16	7,059
AUD 750	Western Areas NL, 8.000%, 07/02/12	798

		7,857

	Cayman Islands — 0.5%
8,700	Agile Property Holdings Ltd., 4.000%, 04/28/16	7,450
3,900	Polarcus Ltd., 2.875%, 04/27/16	3,021
3,288	Suntech Power Holdings Co. Ltd., 3.000%, 03/15/13	2,137

		12,608

	Greece — 0.2%
5,105	DryShips, Inc., 5.000%, 12/01/14	3,599

	India — 0.5%
5,300	Jaiprakash Power Ventures Ltd., 5.000%, 02/13/15	3,869
3,500	JSW Steel Ltd., Zero Coupon, 06/28/12	4,839
4,100	Tata Steel Ltd., 4.500%, 11/21/14	4,029

		12,737

	Mexico — 0.2%
6,500	Cemex S.A.B. de C.V., 4.875%, 03/15/15	5,289

	Netherlands — 0.0% (g)
EUR 300	Q-Cells International Finance B.V., 5.750%, 05/26/14	67

	South Africa — 0.2%
ZAR 36,000	Steinhoff International Holdings Ltd., 9.625%, 07/20/15	5,438

	South Korea — 0.3%
7,900	STX Pan Ocean Co., Ltd., 4.500%, 11/20/14	7,474

	Spain — 0.1%
EUR 1,350	Abengoa S.A., 4.500%, 02/03/17	1,585

	United Arab Emirates — 0.1%
EUR 1,600	Aabar Investments PJSC, 4.000%, 05/27/16	1,988

	United Kingdom — 1.0%
GBP 5,600	Cable & Wireless Worldwide plc, 5.750%, 11/24/14	8,052
GBP 200	SVG Capital plc, 8.250%, 06/05/16	314
GBP 5,300	TUI Travel plc, 6.000%, 10/05/14	7,959
7,600	Vedanta Resources Jersey Ltd., 5.500%, 07/13/16	6,719

		23,044

	United States — 0.5%
3,855	Advanced Micro Devices, Inc., 6.000%, 05/01/15	3,918
6,398	Apollo Investment Corp., 5.750%, 01/15/16 (e)	5,686
615	Ares Capital Corp., 5.125%, 06/01/16 (e)	611
1,463	Corporate Office Properties LP, 4.250%, 04/15/30 (e)	1,417
15	U.S. Concrete, Inc., 9.500%, 08/31/15 (e)	15

		11,647

	Total Convertible Bonds (Cost $100,578)	93,333

Corporate Bonds — 41.0%
	Australia — 0.3%
250	Boart Longyear Management Pty Ltd., 7.000%, 04/01/21 (e)	261
	FMG Resources August 2006 Pty Ltd.,
750	6.375%, 02/01/16 (e)	761
625	6.875%, 02/01/18 (e)	636
300	7.000%, 11/01/15 (e)	310
5,000	8.250%, 11/01/19 (e)	5,363

		7,331

	Austria — 0.0% (g)
700	Sappi Papier Holding GmbH, 6.625%, 04/15/21 (e) (f) (i)	640

	Bahamas — 0.0% (g)
556	Ultrapetrol Bahamas Ltd., 9.000%, 11/24/14	506

	Bermuda — 0.1%
	Aircastle Ltd.,
65	9.750%, 08/01/18 (e)	71
635	9.750%, 08/01/18	699
1,225	Catlin Insurance Co., Ltd., VAR, 7.249%, 01/19/17 (e) (x)	1,066
850	Digicel Group Ltd., 10.500%, 04/15/18 (e)	895
200	Seadrill Ltd., 6.500%, 10/05/15	198

		2,929

	Canada — 0.5%
1,250	Cascades, Inc., 7.750%, 12/15/17	1,291
175	Essar Steel Algoma, Inc., 9.375%, 03/15/15 (e)	174
470	Garda World Security Corp., 9.750%, 03/15/17 (e)	490
1,625	Novelis, Inc., 8.750%, 12/15/20	1,816

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Canada — Continued
	Precision Drilling Corp.,
210	6.500%, 12/15/21 (e)	216
135	6.625%, 11/15/20	142
	Quebecor Media, Inc.,
5,200	7.750%, 03/15/16	5,356
	Quebecor World Capital Corp.,
50	6.125%, 11/15/13 (d)	1
50	9.750%, 01/15/15 (d)	—	(h)
200	Taseko Mines Ltd., 7.750%, 04/15/19	184
325	Thompson Creek Metals Co., Inc., 7.375%, 06/01/18	304
875	Trinidad Drilling Ltd., 7.875%, 01/15/19 (e)	927

		10,901

	Cayman Islands — 0.5%
925	MCE Finance Ltd., 10.250%, 05/15/18	1,020
	Seagate HDD Cayman,
295	6.875%, 05/01/20	316
665	7.000%, 11/01/21 (e)	711
1,210	7.750%, 12/15/18	1,340
150	Seagate Technology HDD Holdings, 6.800%, 10/01/16	164
6,575	UPCB Finance III Ltd., 6.625%, 07/01/20 (e)	6,706
400	UPCB Finance V Ltd., 7.250%, 11/15/21 (e)	418

		10,675

	France — 0.1%
780	Cie Generale de Geophysique - Veritas, 6.500%, 06/01/21	776
750	CMA CGM S.A., 8.500%, 04/15/17 (e)	338
150	Pernod-Ricard S.A., 5.750%, 04/07/21 (e)	170
600	Rhodia S.A., 6.875%, 09/15/20 (e)	660

		1,944

	Germany — 0.1%
1,600	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/01/17 (e)	1,728

	Ireland — 0.5%
	Ardagh Packaging Finance plc,
700	7.375%, 10/15/17 (e)	731
6,800	9.125%, 10/15/20 (e)	6,936
	Elan Finance plc/Elan Finance Corp.,
1,500	8.750%, 10/15/16	1,641
1,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, 02/02/21 (e)	965
535	XL Group plc, VAR, 6.500%, 04/15/17 (x)	446

		10,719

	Japan — 0.0% (g)
1,150	eAccess Ltd., 8.250%, 04/01/18 (e)	1,092

	Kazakhstan — 0.5%
9,465	KazMunayGas National Co., 11.750%, 01/23/15	11,405

	Luxembourg — 1.5%
	APERAM,
150	7.375%, 04/01/16 (e)	131
150	7.750%, 04/01/18 (e)	128
225	Calcipar S.A., 6.875%, 05/01/18 (e)	218
	Intelsat Jackson Holdings S.A.,
1,000	7.250%, 04/01/19 (e)	1,045
4,195	7.250%, 10/15/20	4,379
1,200	7.500%, 04/01/21 (e)	1,260
1,750	9.500%, 06/15/16	1,837
6,030	11.250%, 06/15/16	6,392
	Intelsat Luxembourg S.A.,
5,250	11.250%, 02/04/17	5,302
3,832	PIK, 12.500%, 02/04/17	3,852
835	PIK, 12.500%, 02/04/17 (e)	839
2,105	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., 10.500%, 04/15/18	2,247
5,850	Russian Agricultural Bank OJSC Via RSHB Capital S.A., Reg. S, 9.000%, 06/11/14	6,450
	Wind Acquisition Finance S.A.,
200	7.250%, 02/15/18 (e)	194
2,030	11.750%, 07/15/17 (e)	2,010

		36,284

	Mexico — 0.1%
2,000	Cemex S.A.B. de C.V., VAR, 5.579%, 09/30/15 (e)	1,660
	Kansas City Southern de Mexico S.A. de C.V.,
200	6.125%, 06/15/21	215
243	6.625%, 12/15/20	265
350	8.000%, 02/01/18	389

		2,529

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Netherlands — 0.4%
975	LyondellBasell Industries N.V., 6.000%, 11/15/21 (e)	1,060
5,800	NXP B.V./NXP Funding LLC, 9.750%, 08/01/18 (e)	6,482
115	Royal Bank of Scotland N.V., VAR, 1.240%, 03/09/15	95
1,800	Sensata Technologies B.V., 6.500%, 05/15/19 (e)	1,836
	VimpelCom Holdings B.V.,
200	6.255%, 03/01/17 (e)	194
500	7.504%, 03/01/22 (e)	470
200	VAR, 4.576%, 06/29/14 (e)	194

		10,331

	Norway — 0.0% (g)
525	Petroleum Geo-Services ASA, 7.375%, 12/15/18 (e)	546

	United Arab Emirates — 0.3%
	Dubai Electricity & Water Authority,
5,020	8.500%, 04/22/15 (e)	5,444
500	8.500%, 04/22/15 (e)	544

		5,988

	United Kingdom — 0.2%
400	CEVA Group plc, 8.375%, 12/01/17 (e)	389
3,550	Ineos Finance plc, 9.000%, 05/15/15 (e)	3,665
	Royal Bank of Scotland plc (The),
115	VAR, 1.280%, 04/11/16	90
100	VAR, 1.316%, 09/29/15	80
1,400	Virgin Media Finance plc, 8.375%, 10/15/19	1,568

		5,792

	United States — 35.9%
3,105	AbitibiBowater, Inc., 10.250%, 10/15/18 (e)	3,501
	Accellent, Inc.,
4,050	8.375%, 02/01/17	4,101
750	10.000%, 11/01/17	620
	ACCO Brands Corp.,
1,750	7.625%, 08/15/15	1,794
750	10.625%, 03/15/15	833
2,525	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,310
634	ACL I Corp., PIK, 11.375%, 02/15/16 (e)	577
	Advanced Micro Devices, Inc.,
500	7.750%, 08/01/20	540
800	8.125%, 12/15/17	864
	AES Corp. (The),
275	7.375%, 07/01/21 (e)	304
2,500	8.000%, 10/15/17	2,806
750	9.750%, 04/15/16	881
931	AES Eastern Energy LP, 9.000%, 01/02/17 (d)	349
528	AK Steel Corp., 7.625%, 05/15/20	521
4,750	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	3,586
200	Aleris International, Inc., 7.625%, 02/15/18	203
400	Allbritton Communications Co., 8.000%, 05/15/18	413
1,300	Alliance One International, Inc., 10.000%, 07/15/16	1,264
1,750	Alliant Techsystems, Inc., 6.750%, 04/01/16	1,798
	Ally Financial, Inc.,
6,400	6.250%, 12/01/17	6,592
6,850	6.750%, 12/01/14	7,141
1,400	7.500%, 09/15/20	1,502
8,300	8.000%, 11/01/31	8,808
	Alpha Natural Resources, Inc.,
385	6.000%, 06/01/19	382
635	6.250%, 06/01/21	629
600	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	564
	AMC Entertainment, Inc.,
2,450	8.750%, 06/01/19	2,585
1,850	9.750%, 12/01/20	1,827
215	American Achievement Corp., 10.875%, 04/15/16 (e)	159
449	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	429
993	American Airlines 2011-1 Class B Pass-Through Trust, 7.000%, 01/31/18 (e)	934
1,020	American Airlines 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	1,086
178	American Airlines Pass-Through Trust 2001-01, 7.377%, 05/23/19	98
2,450	American International Group, Inc., VAR, 8.175%, 05/15/58	2,364
225	American Standard Americas, 10.750%, 01/15/16 (e)	151
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
350	6.750%, 05/20/20	350

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
450	7.000%, 05/20/22	451
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,285	6.250%, 08/20/19	1,278
175	6.500%, 05/20/21	174
1,240	Ameristar Casinos, Inc., 7.500%, 04/15/21	1,321
3,695	Amkor Technology, Inc., 7.375%, 05/01/18	3,968
250	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	270
1,052	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	1,063
	Arch Coal, Inc.,
850	7.000%, 06/15/19 (e)	852
575	7.250%, 10/01/20	578
3,500	7.250%, 06/15/21 (e)	3,517
2,175	8.750%, 08/01/16	2,371
1,750	Armored Autogroup, Inc., 9.250%, 11/01/18 (e)	1,461
1,500	Ashtead Capital, Inc., 9.000%, 08/15/16 (e)	1,571
1,190	Atkore International, Inc., 9.875%, 01/01/18	1,178
275	AutoNation, Inc., 5.500%, 02/01/20	275
	Avaya, Inc.,
4,350	7.000%, 04/01/19 (e)	4,241
900	9.750%, 11/01/15	862
1,250	PIK, 10.875%, 11/01/15	1,197
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
3,720	8.250%, 01/15/19	3,915
3,344	9.625%, 03/15/18	3,654
375	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.750%, 02/15/19	376
270	Ball Corp., 5.750%, 05/15/21	290
	Bank of America Corp.,
250	5.625%, 07/01/20	253
955	5.875%, 01/05/21	981
1,442	VAR, 8.000%, 01/30/18 (x)	1,425
3,095	VAR, 8.125%, 05/15/18 (x)	3,076
1,600	BankAmerica Institutional Capital B, 7.700%, 12/31/26 (e)	1,520
210	B-Corp. Merger Sub, Inc., 8.250%, 06/01/19 (e)	210
180	BE Aerospace, Inc., 6.875%, 10/01/20	198
10	Belden, Inc., 9.250%, 06/15/19	11
	Berry Plastics Corp.,
1,170	9.500%, 05/15/18	1,217
200	9.750%, 01/15/21	209
	Bill Barrett Corp.,
885	7.625%, 10/01/19	900
595	9.875%, 07/15/16	652
11,720	Biomet, Inc., PIK, 10.375%, 10/15/17	12,716
125	Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.000%, 04/01/20	134
2,750	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625%, 10/15/20	2,901
275	Bresnan Broadband Holdings LLC, 8.000%, 12/15/18 (e)	287
750	Briggs & Stratton Corp., 6.875%, 12/15/20	773
233	Brigham Exploration Co., 8.750%, 10/01/18	291
1,305	Brightstar Corp., 9.500%, 12/01/16 (e)	1,344
	Building Materials Corp. of America,
800	6.750%, 05/01/21 (e)	860
500	6.875%, 08/15/18 (e)	528
4,346	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	4,476
600	Burger King Corp., 9.875%, 10/15/18	660
	Cablevision Systems Corp.,
530	7.750%, 04/15/18	566
200	8.000%, 04/15/20	219
85	8.625%, 09/15/17	95
12,050	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	13,059
75	Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.000%, 06/01/16 (e)	81
	Calpine Corp.,
3,762	7.250%, 10/15/17 (e)	3,932
665	7.500%, 02/15/21 (e)	708
2,000	7.875%, 07/31/20 (e)	2,155
3,835	7.875%, 01/15/23 (e)	4,113
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
500	9.375%, 05/01/19 (e)	502
1,050	Capella Healthcare, Inc., 9.250%, 07/01/17	1,068
	Capmark Financial Group, Inc.,
4,135	0.000%, 05/10/10 (d)	42
813	VAR, 7.000%, 09/30/14	813
1,286	VAR, 9.000%, 09/30/15	1,302

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
350	Carriage Services, Inc., 7.875%, 01/15/15	353
1,600	Case New Holland, Inc., 7.875%, 12/01/17	1,844
350	Casella Waste Systems, Inc., 7.750%, 02/15/19	350
670	Catalent Pharma Solutions, Inc., PIK, 9.500%, 04/15/15	692
770	CBRE Services, Inc., 6.625%, 10/15/20	803
172	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	198
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,075	6.500%, 04/30/21	1,118
199	6.625%, 01/31/22	207
898	7.000%, 01/15/19	954
2,315	7.250%, 10/30/17	2,494
325	7.375%, 06/01/20	351
6,525	7.875%, 04/30/18	7,080
1,822	8.125%, 04/30/20	2,016
550	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 08/01/18	610
175	Celanese US Holdings LLC, 6.625%, 10/15/18	189
5,250	Central Garden & Pet Co., 8.250%, 03/01/18	5,289
375	Century Aluminum Co., 8.000%, 05/15/14	382
1,824	Cenveo Corp., 8.875%, 02/01/18	1,623
3,848	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	4,098
25	CF Industries, Inc., 7.125%, 05/01/20	30
375	Charger Merger Corp., 9.875%, 01/15/19 (e)	390
1,230	Chemtura Corp., 7.875%, 09/01/18	1,298
	Chesapeake Energy Corp.,
475	6.125%, 02/15/21	468
65	6.875%, 08/15/18	67
150	9.500%, 02/15/15	168
454	Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125%, 07/15/22 (e)	462
600	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	603
	Chrysler Group LLC/CG Co-Issuer, Inc.,
514	8.000%, 06/15/19 (e)	493
7,564	8.250%, 06/15/21 (e)	7,224
3,485	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	3,624
150	Chukchansi Economic Development Authority, VAR, 4.159%, 11/15/12 (e)	99
	Cincinnati Bell, Inc.,
215	8.250%, 10/15/17	221
4,200	8.375%, 10/15/20	4,305
650	8.750%, 03/15/18	626
	Cinemark USA, Inc.,
200	7.375%, 06/15/21	210
750	8.625%, 06/15/19	825
	CIT Group, Inc.,
1,830	6.625%, 04/01/18 (e)	1,958
3,130	7.000%, 05/01/16	3,130
400	7.000%, 05/02/16 (e)	402
9,700	7.000%, 05/01/17	9,712
5,120	7.000%, 05/02/17 (e)	5,133
175	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	196
	CityCenter Holdings LLC/CityCenter Finance Corp.,
400	7.625%, 01/15/16	420
1,667	PIK, 11.500%, 01/15/17	1,780
897	CKE Restaurants, Inc., 11.375%, 07/15/18	1,018
3,000	Claire’s Stores, Inc., 8.875%, 03/15/19	2,460
650	Clear Channel Communications, Inc., 9.000%, 03/01/21	566
	Clear Channel Worldwide Holdings, Inc.,
575	9.250%, 12/15/17	631
10,900	9.250%, 12/15/17	12,017
	Clearwire Communications LLC/Clearwire Finance, Inc.,
1,466	12.000%, 12/01/15 (e)	1,382
400	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	432
1,025	CNG Holdings, Inc., 12.250%, 02/15/15 (e)	1,076
375	CNH Capital LLC, 6.250%, 11/01/16 (e)	401
810	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	752
900	CNO Financial Group, Inc., 9.000%, 01/15/18 (e)	956
270	Cogent Communications Group, Inc., 8.375%, 02/15/18 (e)	281
88	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17	58

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
380	Columbus McKinnon Corp., 7.875%, 02/01/19	391
895	Commercial Barge Line Co., 12.500%, 07/15/17	978
250	Commercial Metals Co., 7.350%, 08/15/18	249
125	Commercial Vehicle Group, Inc., 7.875%, 04/15/19 (e)	125
450	Community Choice Financial, Inc., 10.750%, 05/01/19 (e)	439
	Comstock Resources, Inc.,
450	7.750%, 04/01/19	416
950	8.375%, 10/15/17	912
	Concho Resources, Inc.,
490	6.500%, 01/15/22	527
731	7.000%, 01/15/21	804
	Consol Energy, Inc.,
620	8.000%, 04/01/17	669
630	8.250%, 04/01/20	683
41	Constar International, Inc., 11.000%, 12/31/17 (f) (i)	41
	Constellation Brands, Inc.,
1,610	7.250%, 09/01/16	1,807
2,350	7.250%, 05/15/17	2,632
939	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	934
100	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	101
876	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	894
	Continental Resources, Inc.,
175	7.125%, 04/01/21	193
475	7.375%, 10/01/20	524
750	Corrections Corp. of America, 7.750%, 06/01/17	814
700	CPI International, Inc., 8.000%, 02/15/18	602
111	CPM Holdings, Inc., 10.625%, 09/01/14	119
	Cricket Communications, Inc.,
15	7.750%, 05/15/16	16
1,700	7.750%, 10/15/20	1,619
1,875	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	2,034
	CSC Holdings LLC,
725	7.625%, 07/15/18	805
440	7.875%, 02/15/18	492
284	8.625%, 02/15/19	331
1,000	D.R. Horton, Inc., 5.625%, 01/15/16	1,043
59	Dana Holding Corp., 6.750%, 02/15/21	62
	DaVita, Inc.,
429	6.375%, 11/01/18	452
225	6.625%, 11/01/20	239
465	DDR Corp., 7.875%, 09/01/20	550
575	Dean Foods Co., 7.000%, 06/01/16	578
5,330	Del Monte Corp., 7.625%, 02/15/19	5,243
108	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	108
351	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	353
55	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	58
1,060	Deluxe Corp., 7.000%, 03/15/19 (e)	1,044
	Denbury Resources, Inc.,
1,400	8.250%, 02/15/20	1,592
500	9.750%, 03/01/16	559
650	DineEquity, Inc., 9.500%, 10/30/18	709
	DISH DBS Corp.,
1,483	6.750%, 06/01/21	1,616
4,500	7.125%, 02/01/16	4,939
215	7.750%, 05/31/15	240
12,040	7.875%, 09/01/19	13,876
	DJO Finance LLC/DJO Finance Corp.,
2,050	7.750%, 04/15/18	1,524
500	10.875%, 11/15/14	469
475	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	463
350	Ducommun, Inc., 9.750%, 07/15/18 (e)	358
682	DuPont Fabros Technology LP, 8.500%, 12/15/17	748
200	Dycom Investments, Inc., 7.125%, 01/15/21	203
100	Dynacast International LLC/Dynacast Finance, Inc., 9.250%, 07/15/19 (e)	101
	Dynegy Holdings LLC,
100	7.125%, 05/15/18 (d)	61
2,000	7.750%, 06/01/19 (d)	1,225
600	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, 7.670%, 11/08/16 (d)	348
1,430	Eastman Kodak Co., 9.750%, 03/01/18 (d) (e)	1,241
3,200	Easton-Bell Sports, Inc., 9.750%, 12/01/16	3,536

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	Edison Mission Energy,
54	7.000%, 05/15/17	31
1,546	7.200%, 05/15/19	874
25	El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	28
375	Emergency Medical Services Corp., 8.125%, 06/01/19	383
	Endo Pharmaceuticals Holdings, Inc.,
225	7.000%, 07/15/19	244
967	7.250%, 01/15/22	1,065
5,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	5,387
179	Energy Transfer Partners LP, 5.200%, 02/01/22	189
	Energy XXI Gulf Coast, Inc.,
935	7.750%, 06/15/19	965
700	9.250%, 12/15/17	765
	Equinix, Inc.,
615	7.000%, 07/15/21	667
35	8.125%, 03/01/18	39
18	Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	16
250	Felcor Lodging LP, 6.750%, 06/01/19	243
950	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	822
54	FGI Holding Co., Inc., PIK, 13.000%, 10/01/15	54
1,800	FGI Operating Co., Inc., 10.250%, 08/01/15	1,921
	Fidelity National Information Services, Inc.,
235	7.625%, 07/15/17 (e)	256
50	7.625%, 07/15/17	55
900	7.875%, 07/15/20	1,012
	First Data Corp.,
763	8.250%, 01/15/21 (e)	706
7,235	8.875%, 08/15/20 (e)	7,705
754	9.875%, 09/24/15	739
3,937	12.625%, 01/15/21	3,809
6,285	PIK, 8.750%, 01/15/22 (e)	5,719
275	First Industrial LP, 6.420%, 06/01/14	276
140	First Wind Capital LLC, 10.250%, 06/01/18 (e)	137
59	Ford Holdings LLC, 9.300%, 03/01/30	75
	Ford Motor Co.,
4,250	7.450%, 07/16/31	5,238
125	7.750%, 06/15/43	129
100	8.900%, 01/15/32	123
50	9.980%, 02/15/47	65
	Ford Motor Credit Co. LLC,
200	3.875%, 01/15/15	202
4,200	5.000%, 05/15/18	4,346
6,325	6.625%, 08/15/17	7,076
250	8.000%, 12/15/16	296
100	8.125%, 01/15/20	122
95	Foresight Energy LLC/Foresight Energy Corp., 9.625%, 08/15/17 (e)	100
1,000	Forest City Enterprises, Inc., 6.500%, 02/01/17	940
1,455	Forest Oil Corp., 7.250%, 06/15/19	1,455
	Freescale Semiconductor, Inc.,
660	8.050%, 02/01/20	649
4,225	9.250%, 04/15/18 (e)	4,616
1,604	10.125%, 03/15/18 (e)	1,784
100	10.750%, 08/01/20	109
275	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	280
	Fresenius Medical Care US Finance II, Inc.,
478	5.625%, 07/31/19 (e)	491
401	5.875%, 01/31/22 (e)	410
	Frontier Communications Corp.,
20	7.125%, 03/15/19	19
3,450	8.500%, 04/15/20	3,415
25	8.750%, 04/15/22	25
100	FTI Consulting, Inc., 7.750%, 10/01/16	104
	Gannett Co., Inc.,
100	7.125%, 09/01/18	103
72	10.000%, 04/01/16	81
1,750	GCI, Inc., 8.625%, 11/15/19	1,886
100	General Cable Corp., VAR, 2.956%, 04/01/15	94
593	General Maritime Corp., 12.000%, 11/15/17 (d)	13
	Genesis Energy LP/Genesis Energy Finance Corp.,
140	7.875%, 12/15/18 (e)	142
365	7.875%, 12/15/18	374
	Geo Group, Inc. (The),
2,000	6.625%, 02/15/21	2,047
1,250	7.750%, 10/15/17	1,338

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
350	Georgia-Pacific LLC, 5.400%, 11/01/20 (e)	396
1,000	Gibraltar Industries, Inc., 8.000%, 12/01/15	1,023
3,825	Goodyear Tire & Rubber Co. (The), 8.250%, 08/15/20	4,160
	Graphic Packaging International, Inc.,
240	7.875%, 10/01/18	262
150	9.500%, 06/15/17	165
125	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	128
2,500	Griffon Corp., 7.125%, 04/01/18	2,538
300	Grifols, Inc., 8.250%, 02/01/18	329
2,750	Gymboree Corp., 9.125%, 12/01/18	2,448
3,020	Hanesbrands, Inc., 8.000%, 12/15/16	3,330
800	Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15	544
650	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	679
3,300	HCA Holdings, Inc., 7.750%, 05/15/21	3,457
	HCA, Inc.,
2,705	6.500%, 02/15/20	2,867
50	7.250%, 09/15/20	54
16,075	7.500%, 02/15/22	17,200
1,000	7.875%, 02/15/20	1,094
1,900	8.000%, 10/01/18	2,062
	Health Management Associates, Inc.,
3,900	6.125%, 04/15/16	4,027
1,125	7.375%, 01/15/20 (e)	1,158
	Hertz Corp. (The),
3,923	6.750%, 04/15/19	4,051
725	7.375%, 01/15/21	763
1,592	7.500%, 10/15/18	1,703
50	Hexcel Corp., 6.750%, 02/01/15	50
	Hilcorp Energy I LP/Hilcorp Finance Co.,
768	7.625%, 04/15/21 (e)	833
1,145	8.000%, 02/15/20 (e)	1,251
	Holly Energy Partners LP/Holly Energy Finance Corp.,
25	6.250%, 03/01/15	25
50	8.250%, 03/15/18	53
	Homer City Funding LLC,
61	8.137%, 10/01/19	56
180	8.734%, 10/01/26	164
	Host Hotels & Resorts LP,
575	6.000%, 11/01/20	613
415	6.000%, 10/01/21 (e)	444
1,500	6.750%, 06/01/16	1,551
1,000	9.000%, 05/15/17	1,110
400	HSN, Inc., 11.250%, 08/01/16	441
800	HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	809
	Hughes Satellite Systems Corp.,
2,000	6.500%, 06/15/19 (e)	2,082
180	7.625%, 06/15/21 (e)	190
	Huntsman International LLC,
2,690	5.500%, 06/30/16	2,663
1,500	8.625%, 03/15/20	1,646
1,054	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	1,014
680	iGate Corp., 9.000%, 05/01/16	723
1,020	ILFC E-Capital Trust I, VAR, 4.340%, 12/21/65 (e)	644
1,950	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	1,404
184	Inergy LP/Inergy Finance Corp., 6.875%, 08/01/21	176
450	Ingles Markets, Inc., 8.875%, 05/15/17	493
946	Intcomex, Inc., 13.250%, 12/15/14	894
3,250	Interactive Data Corp., 10.250%, 08/01/18	3,575
1,250	Interface, Inc., 7.625%, 12/01/18	1,347
	International Lease Finance Corp.,
670	6.250%, 05/15/19	656
3,105	8.250%, 12/15/20	3,315
4,950	8.625%, 09/15/15	5,340
135	8.625%, 01/15/22	146
8,800	8.750%, 03/15/17	9,636
50	International Wire Group Holdings, Inc., 9.750%, 04/15/15 (e)	51
500	inVentiv Health, Inc., 10.000%, 08/15/18 (e)	452
	Iron Mountain, Inc.,
200	7.750%, 10/01/19	219
1,827	8.375%, 08/15/21	1,996
1,690	8.750%, 07/15/18	1,762
	Isle of Capri Casinos, Inc.,
949	7.000%, 03/01/14	935
1,000	7.750%, 03/15/19	955
2,950	J. Crew Group, Inc., 8.125%, 03/01/19	2,861

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
325	J.M. Huber Corp., 9.875%, 11/01/19 (e)	338
	Jarden Corp.,
2,640	7.500%, 05/01/17	2,831
1,375	7.500%, 01/15/20	1,471
245	8.000%, 05/01/16	267
	JBS USA LLC/JBS USA Finance, Inc.,
880	7.250%, 06/01/21 (e)	834
551	8.250%, 02/01/20 (e)	555
97	11.625%, 05/01/14	111
160	JMC Steel Group, 8.250%, 03/15/18 (e)	164
409	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	357
295	Kemet Corp., 10.500%, 05/01/18	314
295	Kennedy-Wilson, Inc., 8.750%, 04/01/19 (e)	297
1,880	Key Energy Services, Inc., 6.750%, 03/01/21	1,927
4,050	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (e)	4,131
550	Knowledge Learning Corp., 7.750%, 02/01/15 (e)	513
740	Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	783
	Lamar Media Corp.,
200	5.875%, 02/01/22 (e)	200
32	6.625%, 08/15/15	33
900	7.875%, 04/15/18	983
90	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	90
1,110	Landry’s, Inc., 11.625%, 12/01/15	1,190
750	Lear Corp., 8.125%, 03/15/20	837
351	Lender Processing Services, Inc., 8.125%, 07/01/16	346
	Lennar Corp.,
570	5.600%, 05/31/15	589
435	6.950%, 06/01/18	452
195	12.250%, 06/01/17	246
1,500	Level 3 Communications, Inc., 11.875%, 02/01/19	1,635
	Level 3 Financing, Inc.,
5,150	8.125%, 07/01/19 (e)	5,189
45	8.625%, 07/15/20 (e)	46
1,000	8.750%, 02/15/17	1,040
58	9.250%, 11/01/14	59
3,725	9.375%, 04/01/19	3,930
1,530	Libbey Glass, Inc., 10.000%, 02/15/15	1,637
	Liberty Mutual Group, Inc.,
2,450	7.800%, 03/15/37 (e)	2,291
2,494	VAR, 10.750%, 06/15/58 (e)	3,180
200	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	187
200	LifePoint Hospitals, Inc., 6.625%, 10/01/20	210
1,750	Limited Brands, Inc., 6.625%, 04/01/21	1,925
400	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (e)	419
	Lyondell Chemical Co.,
32	8.000%, 11/01/17	36
2,687	11.000%, 05/01/18	2,942
900	M/I Homes, Inc., 8.625%, 11/15/18	846
100	Mac-Gray Corp., 7.625%, 08/15/15	102
4,965	Marina District Finance Co., Inc., 9.875%, 08/15/18	4,642
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
565	6.250%, 06/15/22	601
500	6.500%, 08/15/21	536
925	6.750%, 11/01/20	1,006
875	McClatchy Co. (The), 11.500%, 02/15/17	893
625	McJunkin Red Man Corp., 9.500%, 12/15/16	662
430	MDC Holdings, Inc., 5.625%, 02/01/20	398
350	Media General, Inc., 11.750%, 02/15/17	340
100	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15	103
	Mediacom LLC/Mediacom Capital Corp.,
400	7.250%, 02/15/22 (e)	400
1,054	9.125%, 08/15/19	1,144
1,750	MEMC Electronic Materials, Inc., 7.750%, 04/01/19	1,418
	MetroPCS Wireless, Inc.,
1,250	6.625%, 11/15/20	1,241
3,555	7.875%, 09/01/18	3,750
	MGM Resorts International,
3,853	7.500%, 06/01/16	3,863
560	8.625%, 02/01/19 (e)	582
6,425	9.000%, 03/15/20	7,244
150	10.000%, 11/01/16	164
500	11.125%, 11/15/17	569
3,350	11.375%, 03/01/18	3,844
175	Michael Foods, Inc., 9.750%, 07/15/18	189

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States –– Continued
	Michael’s Stores, Inc.,
5,250	7.750%, 11/01/18	5,480
362	11.375%, 11/01/16	383
273	Midwest Generation LLC, 8.560%, 01/02/16	263
512	Mirant Mid Atlantic Pass-Through Trust, 10.060%, 12/30/28	522
150	Mobile Mini, Inc., 7.875%, 12/01/20	155
150	Moog, Inc., 7.250%, 06/15/18	159
	Motors Liquidation Co.,
10	6.750%, 05/01/28 (d) (f) (i)	—	(h)
11	7.750%, 03/15/36 (d) (f) (i)	—	(h)
115	8.375%, 07/15/33 (d) (f) (i)	1
2,253	Multiplan, Inc., 9.875%, 09/01/18 (e)	2,456
360	Murray Energy Corp., 10.250%, 10/15/15 (e)	364
	Mylan, Inc.,
1,050	7.625%, 07/15/17 (e)	1,154
2,200	7.875%, 07/15/20 (e)	2,442
300	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	328
148	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17	111
1,101	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	1,090
300	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19 (e)	246
674	Navistar International Corp., 8.250%, 11/01/21	728
50	NB Capital Trust IV, 8.250%, 04/15/27	49
	Nebraska Book Co., Inc.,
86	8.625%, 03/15/12 (d)	12
100	10.000%, 12/29/49	73
1,500	Needle Merger Sub Corp., 8.125%, 03/15/19 (e)	1,457
1,000	New Enterprise Stone & Lime Co., 11.000%, 09/01/18	855
	Newfield Exploration Co.,
675	5.750%, 01/30/22	717
975	6.875%, 02/01/20	1,043
250	7.125%, 05/15/18	264
2,800	NewPage Corp., 11.375%, 12/31/14 (d)	1,820
2,500	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	2,650
1,375	Nextel Communications, Inc., 7.375%, 08/01/15	1,330
	NFR Energy LLC/NFR Energy Finance Corp.,
320	9.750%, 02/15/17 (e)	272
125	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18	139
	NII Capital Corp.,
1,000	7.625%, 04/01/21	1,025
415	8.875%, 12/15/19	447
10	10.000%, 08/15/16	12
1,005	Noranda Aluminum Acquisition Corp., PIK, 4.659%, 05/15/15	958
410	Nortek, Inc., 8.500%, 04/15/21 (e)	389
1,328	Northwest Airlines, Inc. 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	1,382
	NRG Energy, Inc.,
2,800	7.625%, 01/15/18	2,744
375	7.625%, 05/15/19 (e)	358
400	7.875%, 05/15/21 (e)	380
1,000	8.250%, 09/01/20	985
410	Number Merger Sub, Inc., 11.000%, 12/15/19 (e)	432
1,100	Ocean Rig UDW, Inc., 9.500%, 04/27/16	1,070
1,620	Oil States International, Inc., 6.500%, 06/01/19	1,721
660	Omega Healthcare Investors, Inc., 6.750%, 10/15/22	700
1,000	Omnicare, Inc., 7.750%, 06/01/20	1,107
905	Omnova Solutions, Inc., 7.875%, 11/01/18	833
120	OnCure Holdings, Inc., 11.750%, 05/15/17	97
485	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	486
	PAETEC Holding Corp.,
975	8.875%, 06/30/17	1,064
500	9.500%, 07/15/15	525
3,250	9.875%, 12/01/18	3,632
50	Patriot Coal Corp., 8.250%, 04/30/18	47
1,054	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20 (e)	1,033
	Peabody Energy Corp.,
660	6.000%, 11/15/18 (e)	680
3,085	6.250%, 11/15/21 (e)	3,177
	Peninsula Gaming LLC/Peninsula Gaming Corp.,
300	8.375%, 08/15/15	319

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States –– Continued
1,325	10.750%, 08/15/17	1,427
	Penn Virginia Corp.,
460	7.250%, 04/15/19	411
500	10.375%, 06/15/16	502
200	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.250%, 04/15/18	206
200	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	217
	Petrohawk Energy Corp.,
850	6.250%, 06/01/19	951
750	7.250%, 08/15/18	855
200	7.875%, 06/01/15	212
750	10.500%, 08/01/14	833
325	PHI, Inc., 8.625%, 10/15/18	328
430	Pilgrim’s Pride Corp., 7.875%, 12/15/18	410
	Pinnacle Entertainment, Inc.,
250	8.625%, 08/01/17	269
1,375	8.750%, 05/15/20	1,399
240	Pioneer Drilling Co., 9.875%, 03/15/18 (e)	256
	Pioneer Natural Resources Co.,
425	6.875%, 05/01/18	489
231	7.500%, 01/15/20	278
	Plains Exploration & Production Co.,
135	6.625%, 05/01/21	145
30	7.625%, 04/01/20	33
150	Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	154
3,127	Polymer Group, Inc., 7.750%, 02/01/19	3,307
1,595	PolyOne Corp., 7.375%, 09/15/20	1,719
136	Prestige Brands, Inc., 8.125%, 02/01/20 (e)	141
1,871	QEP Resources, Inc., 6.875%, 03/01/21	2,025
300	Quality Distribution LLC/QD Capital Corp., 9.875%, 11/01/18	320
2,281	Quiksilver, Inc., 6.875%, 04/15/15	2,195
	QVC, Inc.,
10	7.125%, 04/15/17 (e)	11
1,005	7.375%, 10/15/20 (e)	1,098
1,400	7.500%, 10/01/19 (e)	1,531
	Qwest Communications International, Inc.,
160	7.125%, 04/01/18	171
2,000	7.500%, 02/15/14	2,009
1,000	8.000%, 10/01/15	1,073
	R.R. Donnelley & Sons Co.,
225	7.250%, 05/15/18	206
1,215	7.625%, 06/15/20	1,084
90	Radiation Therapy Services, Inc., 9.875%, 04/15/17	63
1,000	RadioShack Corp., 6.750%, 05/15/19	840
1,148	RailAmerica, Inc., 9.250%, 07/01/17	1,277
350	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	363
	Range Resources Corp.,
350	5.750%, 06/01/21	380
10	6.750%, 08/01/20	11
200	7.250%, 05/01/18	213
3,350	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	3,559
295	Real Mex Restaurants, Inc., 14.000%, 01/01/13 (d) (f) (i)	158
575	Regal Cinemas Corp., 8.625%, 07/15/19	631
200	Regal Entertainment Group, 9.125%, 08/15/18	219
1,145	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	1,231
200	Rent-A-Center, Inc., 6.625%, 11/15/20	206
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
400	6.875%, 02/15/21 (e)	417
1,500	7.125%, 04/15/19 (e)	1,575
900	7.875%, 08/15/19 (e)	970
800	8.250%, 02/15/21 (e)	758
2,750	9.000%, 05/15/18 (e)	2,743
5,850	9.000%, 04/15/19 (e)	5,821
3,430	9.875%, 08/15/19 (e)	3,490
	Rite Aid Corp.,
2,700	7.500%, 03/01/17	2,754
1,500	9.500%, 06/15/17	1,489
2,900	9.750%, 06/12/16	3,183
1,500	10.250%, 10/15/19	1,689
	RSC Equipment Rental, Inc./RSC Holdings III LLC,
4,855	8.250%, 02/01/21	5,013
831	9.500%, 12/01/14	856
300	Ryerson, Inc., 12.000%, 11/01/15	303
1,500	Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19 (e)	1,605
3,150	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	3,363
185	Sealed Air Corp., 8.375%, 09/15/21 (e)	208

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States –– Continued
6,750	Sealy Mattress Co., 8.250%, 06/15/14	6,311
500	Sears Holdings Corp., 6.625%, 10/15/18	406
1,600	Seminole Hard Rock Entertainment, Inc., VAR, 3.046%, 03/15/14 (e)	1,520
50	Seminole Indian Tribe of Florida, 7.750%, 10/01/17 (e)	52
1,175	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	1,149
	Service Corp. International,
1,750	6.750%, 04/01/15	1,907
680	6.750%, 04/01/16	747
860	7.000%, 05/15/19	929
250	7.625%, 10/01/18	288
750	8.000%, 11/15/21	862
500	ServiceMaster Co., PIK, 10.750%, 07/15/15 (e)	522
220	Severstal Columbus LLC, 10.250%, 02/15/18	240
300	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	198
3,800	Simmons Bedding Co., 11.250%, 07/15/15 (e)	3,928
1,000	Simmons Foods, Inc., 10.500%, 11/01/17 (e)	897
250	Sinclair Television Group, Inc., 9.250%, 11/01/17 (e)	277
	Sirius XM Radio, Inc.,
150	8.750%, 04/01/15 (e)	168
300	9.750%, 09/01/15 (e)	326
805	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	588
	SM Energy Co.,
500	6.500%, 11/15/21 (e)	524
2,093	6.625%, 02/15/19	2,197
850	Smithfield Foods, Inc., 7.750%, 07/01/17	962
	Spectrum Brands Holdings, Inc.,
4,945	9.500%, 06/15/18	5,606
1,500	9.500%, 06/15/18 (e)	1,701
377	PIK, 12.000%, 08/28/19	412
875	Speedway Motorsports, Inc., 6.750%, 02/01/19	901
1,725	Springleaf Finance Corp., 6.900%, 12/15/17	1,337
	Sprint Capital Corp.,
1,800	6.900%, 05/01/19	1,534
13,000	8.750%, 03/15/32	10,920
	Sprint Nextel Corp.,
1,015	6.000%, 12/01/16	896
11,945	9.000%, 11/15/18 (e)	12,871
305	11.500%, 11/15/21 (e)	315
980	SquareTwo Financial Corp., 11.625%, 04/01/17	960
	Standard Pacific Corp.,
525	8.375%, 05/15/18	533
625	8.375%, 01/15/21	633
160	10.750%, 09/15/16	178
	Steel Dynamics, Inc.,
750	7.625%, 03/15/20	830
150	7.750%, 04/15/16	157
95	Stewart Enterprises, Inc., 6.500%, 04/15/19	97
150	Stream Global Services, Inc., 11.250%, 10/01/14	154
460	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	473
	SunGard Data Systems, Inc.,
2,750	7.375%, 11/15/18	2,901
6,500	10.250%, 08/15/15	6,728
	SUPERVALU, Inc.,
375	7.500%, 11/15/14	382
6,025	8.000%, 05/01/16	6,266
	Swift Energy Co.,
450	7.125%, 06/01/17	450
600	7.875%, 03/01/22 (e)	595
954	8.875%, 01/15/20	1,014
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
290	6.375%, 08/01/22 (e)	294
655	6.875%, 02/01/21 (e)	683
116	7.875%, 10/15/18	125
530	8.250%, 07/01/16	559
	Tenet Healthcare Corp.,
860	6.250%, 11/01/18 (e)	901
5,023	8.000%, 08/01/20	5,186
3,500	9.250%, 02/01/15	3,806
50	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.250%, 11/01/15	15
1,000	Thermadyne Holdings Corp., 9.000%, 12/15/17	1,050
80	Titan International, Inc., 7.875%, 10/01/17	85

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
60	Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	65
300	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	305
250	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	268
500	Trans Union LLC/TransUnion Financing Corp., 11.375%, 06/15/18	590
500	TransDigm, Inc., 7.750%, 12/15/18	548
250	TreeHouse Foods, Inc., 7.750%, 03/01/18	269
800	Trimas Corp., 9.750%, 12/15/17	876
	Triumph Group, Inc.,
150	8.000%, 11/15/17	163
35	8.625%, 07/15/18	39
815	Tutor Perini Corp., 7.625%, 11/01/18	793
175	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	180
270	UAL 2009-2B Pass-Through Trust, 12.000%, 01/15/16 (e)	288
150	Unit Corp., 6.625%, 05/15/21	151
	United Rentals North America, Inc.,
250	8.375%, 09/15/20	254
235	9.250%, 12/15/19	260
875	United States Steel Corp., 7.375%, 04/01/20	888
	United Surgical Partners International, Inc.,
2,625	8.875%, 05/01/17	2,750
1,470	PIK, 10.000%, 05/01/17	1,492
	Univision Communications, Inc.,
715	6.875%, 05/15/19 (e)	711
750	7.875%, 11/01/20 (e)	780
1,000	US Oncology Holdings, Inc., 9.125%, 08/15/17 (d)	10
1,995	Vail Resorts, Inc., 6.500%, 05/01/19	2,055
1,320	Valassis Communications, Inc., 6.625%, 02/01/21	1,310
	Valeant Pharmaceuticals International,
1,000	6.500%, 07/15/16 (e)	1,015
2,765	6.750%, 10/01/17 (e)	2,824
3,250	6.875%, 12/01/18 (e)	3,327
1,600	7.000%, 10/01/20 (e)	1,626
2,800	7.250%, 07/15/22 (e)	2,835
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
300	7.750%, 02/01/19	306
825	8.000%, 02/01/18	864
1,000	Vector Group Ltd., 11.000%, 08/15/15	1,039
75	Venoco, Inc., 8.875%, 02/15/19	65
	Verso Paper Holdings LLC/Verso Paper, Inc.,
800	8.750%, 02/01/19	444
1,145	11.500%, 07/01/14	1,179
1,750	Visant Corp., 10.000%, 10/01/17	1,588
2,000	Visteon Corp., 6.750%, 04/15/19	1,975
	Vulcan Materials Co.,
355	6.500%, 12/01/16	373
1,735	7.500%, 06/15/21	1,895
150	VWR Funding, Inc., 10.750%, 06/30/17 (e)	147
1,180	W&T Offshore, Inc., 8.500%, 06/15/19	1,255
1,436	Wachovia Capital Trust III, VAR, 5.570%, 03/05/12 (x)	1,269
500	WCA Waste Corp., 7.500%, 06/15/19 (e)	515
659	Wendy’s Co. (The), 10.000%, 07/15/16	724
145	Western Refining, Inc., 11.250%, 06/15/17 (e)	164
	Windstream Corp.,
1,050	7.750%, 10/15/20	1,134
1,250	7.750%, 10/01/21	1,350
1,590	7.875%, 11/01/17	1,757
4,575	8.125%, 09/01/18	4,987
	WMG Acquisition Corp.,
850	9.500%, 06/15/16	924
88	9.500%, 06/15/16 (e)	96
235	11.500%, 10/01/18 (e)	240
	WPX Energy, Inc.,
835	5.250%, 01/15/17 (e)	835
535	6.000%, 01/15/22 (e)	533
1,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	1,130
	XM Satellite Radio, Inc.,
750	7.625%, 11/01/18 (e)	803
50	13.000%, 08/01/13 (e)	57
3,150	Yankee Candle Co., Inc., 9.750%, 02/15/17	3,158
500	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	534
500	Zayo Group LLC/Zayo Capital, Inc., 10.250%, 03/15/17	537

		859,523

	Total Corporate Bonds (Cost $972,962)	980,863

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — 5.5%
		Argentina — 0.5%
		Republic of Argentina,
10,796		Series 1, 8.750%, 06/02/17	10,720
93		Series NY, 8.280%, 12/31/33	74
1,425		Series VII, 7.000%, 09/12/13	1,459

			12,253

		Brazil — 0.6%
10,595		Federal Republic of Brazil, 11.000%, 08/17/40	14,097

		Colombia — 0.7%
6,830		Citigroup Funding, Inc., CLN, 10.970%, 07/27/20 (linked to Colombian Government Bond, 10.970%, 07/27/20; credit rating BBB+) (e) (f) (i)	6,701
		Republic of Colombia,
6,340		11.750%, 02/25/20	9,985

			16,686

		Dominican Republic — 0.4%
		Government of Dominican Republic,
5,060		9.040%, 01/23/18 (e)	5,566
2,254		Reg.S., 9.040%, 01/23/18	2,479

			8,045

		El Salvador — 0.3%
7,280		Republic of El Salvador, 7.750%, 01/24/23	7,972

		Indonesia — 0.3%
4,850		Deutsche Bank AG London Branch, CLN, 10.250%, 07/15/27 (linked to Indonesia Government Bond, 10.250%, 07/15/27; credit rating BB+) (f) (i)	7,603

		Iraq — 0.5%
14,940		Republic of Iraq, 5.800%, 01/15/28	11,578

		Mexico — 0.3%
		Mexico Government International Bond,
3,280		5.750%, 10/12/10	3,444
2,716		5.750%, 10/12/10	2,852

			6,296

		Peru — 0.4%
6,580		Republic of Peru, 9.875%, 02/06/15	8,143

		Philippines — 0.3%
4,970		Republic of Philippines, 10.625%, 03/16/25	7,952

		Russia — 0.4%
5,310		Russian Federation, Reg. S., 12.750%, 06/24/28	9,293

		Sri Lanka — 0.3%
7,460		Republic of Sri Lanka, 7.400%, 01/22/15	7,889

		Uruguay — 0.1%
		Republic of Uruguay,
1,010		7.625%, 03/21/36	1,394
1,230		8.000%, 11/18/22	1,673

			3,067

		Venezuela — 0.4%
11,230		Republic of Venezuela, Reg. S., 11.950%, 08/05/31	9,809

		Total Foreign Government Securities (Cost $127,689)	130,683

Loan Participations & Assignments — 2.5%
		United States — 2.5%
275		99 Cent Only Stores, 1st Lien Term Loan, VAR, 6.000%, 01/11/19	275
995		AES Corp., 1st Lien Term Loan, VAR, 4.250%, 06/01/18	994
500		Ainsworth Lumber Ltd., Term Loan B, VAR, 5.313%, 06/26/14	452
248		American Rock Salt, 1st Lien Term Loan, VAR, 5.500%, 04/25/17	245
		APATALIS Pharma, Inc., Term Loan,
191		VAR, 5.500%, 02/10/17	187
21		VAR, 5.500%, 02/10/17	20
		Autoparts Holdings Ltd., Term Loan,
—	(h)	VAR, 6.500%, 07/29/17	—	(h)
—	(h)	VAR, 6.500%, 07/29/17	—	(h)
165		VAR, 6.500%, 07/29/17	165
84		VAR, 6.500%, 07/29/17	84
311		Avaya, Inc., Term Loan B-1, VAR, 3.256%, 10/24/14	302
625		Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 5.006%, 10/26/17	597
375		AZ Chem US, Inc., Term Loan, VAR, 7.250%, 12/22/17	376
341		Barrington Broadcasting, Tranche 2 Term Loan, VAR, 7.500%, 06/14/17	338
		Bolthouse Farms, 1st Lien Term Loan,
191		VAR, 5.500%, 02/11/16	190
2		VAR, 5.750%, 02/11/16	2
248		Bresnan Communications, Term Loan B, VAR, 4.500%, 12/14/17	247

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
		United States — Continued
962		Burger King Corp., Tranche B Term Loan, VAR, 4.500%, 10/19/16	958
		Caesars Entertainment Operating Co., Inc., Term B-2 Loan,
1,292		VAR, 3.276%, 01/28/15	1,169
694		VAR, 3.276%, 01/28/15	628
		Capsugel Holdings, Inc., Term Loan,
159		VAR, 5.250%, 08/01/18	160
—	(h)	VAR, 5.250%, 08/01/18	—	(h)
247		Catalent Pharma Solutions, Inc., Dollar Term Loan, VAR, 2.520%, 04/10/14	243
969		CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	961
461		CDW Corp., Extended Term Loan, VAR, 4.000%, 07/15/17	449
1,134		Cengage Learning Acquisitions, Term Loan, VAR, 2.520%, 07/03/14	1,003
164		Cenveo Corp., Term B Loan, VAR, 6.250%, 12/21/16	162
2,813		Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	2,752
		Claire’s Stores, Term Loan B,
2,780		VAR, 3.020%, 05/29/14	2,546
583		VAR, 3.301%, 05/29/14	533
2,223		Clear Channel Communications, Inc., Term Loan B, VAR, 3.920%, 01/29/16	1,779
1,175		CNO Financial Group, Inc., B-1 Term Loan, VAR, 6.250%, 09/30/16	1,176
450		Cristal Inorganic Chemicals (Millennium), 2nd Lien Term Loan, VAR, 6.329%, 11/15/14	448
567		Cumulus Media, Term Loan, VAR, 5.750%, 09/17/18	567
993		Delta Air Lines, Inc., New Term Loan, VAR, 4.250%, 03/07/16	938
68		DineEquity Inc., Term B1 Loan, VAR, 4.250%, 10/19/17	67
		Dole Food Co., Tranche B-2 Term Loan,
28		VAR, 5.000%, 07/08/18	27
28		VAR, 5.000%, 07/08/18	28
28		VAR, 5.000%, 07/08/18	28
28		VAR, 5.000%, 07/08/18	28
28		VAR, 5.000%, 07/08/18	28
28		VAR, 5.000%, 07/08/18	28
7		VAR, 6.000%, 07/08/18	7
		Dole Food Co., Tranche C-2 Term Loan,
36		VAR, 5.000%, 07/08/18	36
42		VAR, 5.000%, 07/08/18	42
42		VAR, 5.000%, 07/08/18	41
28		VAR, 5.000%, 07/08/18	28
42		VAR, 5.000%, 07/08/18	42
42		VAR, 5.000%, 07/08/18	42
42		VAR, 5.000%, 07/08/18	42
42		VAR, 5.000%, 07/08/18	42
9		VAR, 6.000%, 07/08/18	9
398		Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	396
259		Dynegy Midwest Generation, Term Loan, VAR, 9.250%, 08/05/16	251
998		Dynegy Power LLC, Term Loan, VAR, 9.250%, 08/05/16	1,017
240		Eastman Kodak, VAR, 07/19/13 ^	242
7		Electrical Components International, Inc., Synthetic Revolving Loan Commitment, VAR, 1.400%, 02/04/16 (f) (i)	7
113		Electrical Components International, Inc., Term Loan, VAR, 6.750%, 02/04/17 (f) (i)	101
		Emdeon Inc., Term Loan B,
2		VAR, 6.750%, 11/02/18	2
56		VAR, 6.750%, 11/02/18	57
23		VAR, 6.750%, 11/02/18	24
15		VAR, 6.750%, 11/02/18	15
3		VAR, 6.750%, 11/02/18	3
		Entercom Radio, Term Loan,
267		VAR, 6.250%, 11/23/18	266
6		VAR, 7.250%, 11/23/18	6
265		Equipower Resource Holdings, 1st Lien Term Loan, VAR, 5.750%, 01/26/18	250
		EVERTEC, Term Loan B1,
357		VAR, 5.250%, 09/30/16	352
11		VAR, 5.250%, 09/30/16	11
181		First Data Corp., Initial Tranche B3, VAR, 3.027%, 09/24/14	172
494		Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.545%, 12/01/16	482
1,931		Gymboree, 1st Lien Term Loan, VAR, 5.000%, 02/23/18	1,734
280		High Liner Foods, Inc., Term Loan, VAR, 7.000%, 12/19/17	277
175		High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	174

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
		United States — Continued
348		Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	348
995		Intelsat Jackson Holding, Tranche B Term Loan, VAR, 5.250%, 04/02/18	994
494		Interactive Data Corp., Term Loan B, VAR, 4.500%, 02/11/18	492
500		International Lease Finance Corp., Term Loan 1, VAR, 6.750%, 03/17/15	501
99		inVentiv Health, Consolidated Term Loan, VAR, 6.500%, 08/04/16	95
		I-Star, Term Loan A-1,
378		VAR, 5.000%, 06/28/13	376
237		VAR, 5.000%, 06/28/13	237
		J. Crew, 1st Lien Term Loan,
401		VAR, 4.750%, 03/07/18	386
200		VAR, 4.750%, 03/07/18	192
195		VAR, 4.750%, 03/07/18	188
163		Kabel Deutschland, VAR, 01/30/18 ^	162
1,000		Level 3 Communications, Tranche B II Term Loan, VAR, 5.750%, 09/01/18	998
640		Level 3 Financing, Term Loan B3, VAR, 5.750%, 09/01/18	639
		Media General, Inc., Term Loan,
281		VAR, 5.245%, 03/29/13	259
83		VAR, 5.321%, 03/29/13	76
419		MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	418
		MGM Resorts International, Class C Loan,
290		VAR, 7.000%, 02/21/14	290
285		VAR, 7.000%, 02/21/14	285
450		MGM Resorts International, Extended Term Loan E, VAR, 7.000%, 02/21/14	450
—	(h)	Michael’s Stores, Term B-1 Loan, VAR, 2.875%, 10/31/13	—	(h)
1,287		Momentive Performance, Tranche B-1B Term Loan, VAR, 3.813%, 05/05/15	1,256
		NBTY, Inc., Term B-1 Loan,
388		VAR, 4.250%, 10/01/17	387
29		VAR, 4.250%, 10/01/17	29
14		VAR, 4.250%, 10/01/17	14
655		Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	650
200		Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	206
		Nexeo Solutions, Term Loan,
153		VAR, 5.000%, 09/08/17	151
125		VAR, 5.000%, 09/08/17	124
125		VAR, 5.000%, 09/08/17	124
		NXP B.V., Tranche A-2 Loan,
3		VAR, 5.500%, 03/03/17	2
995		VAR, 5.500%, 03/03/17	985
		OM Group, Term Loan B,
149		VAR, 5.750%, 08/02/17	148
111		VAR, 5.750%, 08/02/17	111
		Outback (OSI Restaurant), Prefunded Revolving Credit Commitment,
43		VAR, 0.364%, 06/14/13	42
21		VAR, 2.563%, 06/14/13	20
650		Outback (OSI Restaurant), Term Loan B, VAR, 2.563%, 06/14/14	636
		Pierre Foods, Inc., 1st Lien Term Loan,
1		VAR, 7.000%, 09/30/16	1
395		VAR, 7.000%, 09/30/16	394
70		Pierre Foods, Inc., 2nd Lien Term Loan, VAR, 11.250%, 09/29/17	70
209		Pilot Travel Centers, 1st Lien Term Loan, VAR, 4.250%, 03/30/18	209
319		Pinafore LLC/Pinafore, Inc., Term Loan B1, VAR, 4.250%, 09/29/16	319
		PolyOne, Term Loan B,
339		VAR, 5.000%, 12/20/17	339
6		VAR, 5.000%, 12/20/17	6
		R.H. Donnelley, Inc., Exit Term Loan,
87		VAR, 9.000%, 10/24/14	32
85		VAR, 9.000%, 10/24/14	31
18		VAR, 9.000%, 10/24/14	7
596		Radio One, 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	577
36		Realogy Corp., Extended Synthetic Commitment, VAR, 4.544%, 10/10/16	34
972		Realogy Corp., Extended Term Loan, VAR, 4.691%, 10/10/16	908
990		Remy International, Term Loan B, VAR, 6.250%, 12/16/16	980
		Reynolds Group Holdings, U.S. Term Loan,
1		VAR, 6.500%, 02/09/18	1
1		VAR, 6.500%, 02/09/18	1
75		VAR, 6.500%, 02/09/18	75
85		VAR, 6.500%, 02/09/18	85
44		VAR, 6.500%, 02/09/18	44
1		VAR, 6.500%, 02/09/18	1

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	United States — Continued
972	Rite Aid Corp., 1st Lien Term Loan TL 5, VAR, 4.500%, 03/03/18	954
	Rite Aid Corp., Tranche 2 Term Loan,
289	VAR, 2.020%, 06/04/14	280
342	VAR, 2.040%, 06/04/14	330
339	VAR, 2.050%, 06/04/14	328
423	SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	377
210	SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	174
	Sealed Air, Term Loan B,
263	VAR, 4.750%, 10/03/18	265
231	VAR, 4.750%, 10/03/18	234
149	Sensata Technologies B.V., Term Loan, VAR, 4.000%, 05/12/18	149
60	Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	59
	Six Flags Theme Parks, Inc., Tranche B Term Loan,
200	VAR, 4.250%, 12/20/18	200
149	VAR, 4.250%, 12/20/18	148
51	VAR, 4.250%, 12/20/18	51
650	Summit Materials LLC, Term Loan, VAR, 6.000%, 01/30/19	649
	Swift Transportation Co., Term Loan,
164	VAR, 6.000%, 12/21/16	164
128	VAR, 6.000%, 12/21/16	128
28	VAR, 6.000%, 12/21/16	28
9	VAR, 6.000%, 12/21/16	10
	Syniverse Holdings, Inc., Term Loan B,
49	VAR, 5.250%, 12/21/17	49
199	VAR, 5.250%, 12/21/17	199
349	Terex Corp., Term Loan, VAR, 5.500%, 04/28/17	351
2,222	Texas Competitive Electric, Extended-Term Loan, VAR, 4.795%, 10/10/17	1,369
	Texas Competitive Electric, Non-Extended Term Loan,
902	VAR, 3.795%, 10/10/14	610
321	VAR, 3.795%, 10/10/14	217
264	Tishman Speyer Office, Term Loan, VAR, 8.000%, 05/20/12	264
398	Transdigm Group, Inc., Term Loan, VAR, 4.000%, 02/14/17	397
	Trinseo, 1st Lien Term Loan,
406	VAR, 6.000%, 08/02/17	370
165	VAR, 6.000%, 08/02/17	150
	UCI International, Inc., Term Loan,
3	VAR, 5.500%, 07/26/17	2
988	VAR, 5.500%, 07/26/17	990
1,239	United Airlines, Term Loan B, VAR, 2.313%, 02/01/14	1,209
1,442	Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.520%, 03/31/17	1,354
748	Univision Communications, Inc., Initial Term Loan, VAR, 2.270%, 09/29/14	738
80	UPC Holdings, Facility AB Term Loan, VAR, 4.750%, 12/31/17	80
603	Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	601
	Vertis, Inc., 1st Lien Term Loan,
10	VAR, 11.750%, 12/21/15	5
743	VAR, 11.750%, 12/21/15	392
1,695	Visant Corp., 1st Lien Term Loan, VAR, 5.250%, 12/22/16	1,611
159	Western Refining, Inc., Term Loan B, VAR, 7.500%, 03/15/17	160
501	Xerium Technologies, Initial U.S. Term Loan, VAR, 5.500%, 05/26/17	494
	Total Loan Participations & Assignments (Cost $60,975)	59,875

SHARES
Preferred Stocks — 1.9%
	Brazil — 0.3%
90	Cia de Bebidas das Americas, ADR (m)	3,278
96	Cia de Transmissao de Energia Electrica Paulista	3,039

		6,317

	Cayman Islands — 0.0% (g)
1	XLIT Ltd., Series D, VAR, 3.687%, 03/05/12	371

	United Kingdom — 0.2%
98	AngloGold Ashanti Holdings Finance plc, 6.000%, 09/15/13	4,959

	United States — 1.4%
1	Ally Financial, Inc., 7.000%, 03/05/12 (e) (x)	492
7	Bank of America Corp., 7.250%, 01/30/13 (x)	6,187

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE
Preferred Stocks — Continued
		United States –– Continued
6		Citigroup Capital XIII, VAR, 7.875%, 10/30/40	162
2		CoBank ACB, 7.000%, 03/05/12 (e) (x)	82
—	(h)	Constar International, Inc. (a) (f) (i)	12
—	(h)	Eurofresh, Inc., ADR (a) (f) (i)	—
168		General Motors Co., 4.750%, 12/01/13	6,728
12		GMAC Capital Trust I, VAR, 8.125%, 02/15/40	266
40		HCP, Inc., 7.100%, 03/05/12 (m) (x)	1,009
34		Kilroy Realty Corp., 7.500%, 03/05/12 (m) (x)	850
16		M/I Homes, Inc., Series A, 9.750%, 03/19/12 (a) (x)	199
129		NextEra Energy, Inc., 7.000%, 09/01/13	6,789
121		PPL Corp., 8.750%, 05/01/14	6,336
41		ProLogis, Inc., Series L, 6.500%, 03/05/12 (m) (x)	1,003
40		Public Storage, Series M, 6.625%, 03/05/12 (m) (x)	1,010
34		Regency Centers Corp., Series E, 6.700%, 03/05/12 (m) (x)	855
31		Taubman Centers, Inc., Series G, 8.000%, 03/05/12 (m) (x)	783
42		Vornado Realty Trust, Series G, 6.625%, 03/05/12 (m) (x)	1,072
22		Weingarten Realty Investors, Series F, 6.500%, 03/05/12 (m) (x)	568

			34,403

		Total Preferred Stocks (Cost $47,679)	46,050

PRINCIPAL AMOUNT
Supranational — 0.3%
6,380	Eurasian Development Bank, Reg. S., 7.375%, 09/29/14 (Cost $6,757)	6,795

U.S. Treasury Obligation — 0.1%
2,340	U.S. Treasury Note, 2.875%, 01/31/13 (k) (Cost $2,404)	2,403

NUMBER OF WARRANTS
Warrant — 0.0% (g)
		United States — 0.0% (g)
		General Motors Co.,
—	(h)	expiring 7/10/2016 (a)	7
—	(h)	expiring 7/10/2019 (a)	5

		Total Warrants (Cost $17)	12

SHARES
Short-Term Investment — 3.6%
	Investment Company — 3.6%
85,389	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $85,389)	85,389

	Total Investments — 99.2% (Cost $2,356,004)	2,372,662
	Other Assets in Excess of Liabilities — 0.8%	19,051

	NET ASSETS — 100.0%	$2,391,713

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Real Estate Investment Trusts (REITs)	6.5%
Oil, Gas & Consumable Fuels	5.4
Foreign Government Securities	4.9
Diversified Telecommunication Services	4.5
Media	3.9
Hotels, Restaurants & Leisure	3.8
Asset-Backed Securities	3.6
Non-Agency CMO	3.4
Commercial Banks	3.3
Diversified Financial Services	3.2
Pharmaceuticals	3.1
Wireless Telecommunication Services	3.1
Health Care Providers & Services	2.6
Electric Utilities	2.0
Metals & Mining	1.9
Chemicals	1.9
IT Services	1.9
Consumer Finance	1.7
Semiconductors & Semiconductor Equipment	1.6
Broadcasting & Cable TV	1.6
Automobiles	1.5
Insurance	1.5
Food Products	1.4
Tobacco	1.3
Independent Power Producers & Energy Traders	1.3
Specialty Retail	1.2
Household Products	1.2
Containers & Packaging	1.1
Household Durables	1.1
Real Estate Management & Development	1.1
Industrial Conglomerates	1.0
Road & Rail	1.0
Food & Staples Retailing	1.0
Multi-Utilities	1.0
Others (each less than 1.0%)	15.8
Short-Term Investment	3.6

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
369	30 Year U.S. Treasury Bond	03/21/12	53,666	426
	Short Futures Outstanding
(263)	Euro FX	03/19/12	(43,020)	(99)

				327

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of January 31, 2012. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
PIK	—	Payment-in-Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2012.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2012.
ZAR	—	South African Rand

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $15,302,000 which amounts to

0.6% of total investments.

(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2012.
^	—	All or a portion of the security is unsettled as of January 31, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	90,560
Aggregate gross unrealized depreciation	(73,902)

Net unrealized appreciation/depreciation	16,658

Federal income tax cost of investments	2,356,004

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	—	31,564	—	31,564
Belgium	—	1,201	—	1,201
Bermuda	960	—	—	960
Brazil	16,530	—	—	16,530
Canada	5,252	—	—	5,252
Chile	—	1,027	—	1,027
China	—	22,054	—	22,054
Czech Republic	—	3,522	—	3,522
Finland	—	6,576	—	6,576
France	—	61,325	—	61,325
Germany	—	33,981	—	33,981
Hong Kong	—	20,576	—	20,576
India	—	2,625	—	2,625
Indonesia	—	2,908	—	2,908
Italy	—	7,970	—	7,970
Japan	—	53,378	—	53,378
Kazakhstan	—	1,836	—	1,836
Luxembourg	65	—	—	65
Malaysia	—	5,000	—	5,000
Mexico	2,679	3,834	—	6,513
Netherlands	36	26,580	—	26,616
New Zealand	—	8,121	—	8,121
Philippines	—	2,856	—	2,856
Poland	—	8,660	—	8,660
Qatar	—	7,219	—	7,219
Russia	—	6,266	—	6,266
Singapore	—	15,608	—	15,608
South Africa	—	20,133	—	20,133
South Korea	—	16,196	—	16,196
Sweden	—	9,228	—	9,228
Switzerland	—	23,227	—	23,227
Taiwan	—	19,258	—	19,258
Thailand	—	10,524	—	10,524
Turkey	—	8,457	—	8,457
United Kingdom	—	59,069	—	59,069
United States	271,284	—	22	271,306

Total Common Stocks	296,806	500,779	22	797,607

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Preferred Stocks
Brazil	3,039	3,278	—	6,317
Cayman Islands	—	371	—	371
United Kingdom	—	4,959	—	4,959
United States	—	34,391	12	34,403

Total Preferred Stocks	3,039	42,999	12	46,050

Debt Securities
Asset-Backed Securities	—	85,996	—	85,996
Collateralized Mortgage Obligations
Non-agency CMO
United States	—	81,094	—	81,094

Commercial Mortgage-Backed Security	—	2,562	—	2,562

Convertible Bonds
Australia	—	7,857	—	7,857
Cayman Islands	—	12,608	—	12,608
Greece	—	3,599	—	3,599
India	—	12,737	—	12,737
Mexico	—	5,289	—	5,289
Netherlands	—	67	—	67
South Africa	—	5,438	—	5,438
South Korea	—	7,474	—	7,474
Spain	—	1,585	—	1,585
United Arab Emirates	—	1,988	—	1,988
United Kingdom	—	23,044	—	23,044
United States	—	11,647	—	11,647

Total Convertible Bonds	—	93,333	—	93,333

Corporate Bonds
Australia	—	7,331	—	7,331
Austria	—	—	640	640
Bahamas	—	506	—	506
Bermuda	—	2,929	—	2,929
Canada	—	10,901	—	10,901
Cayman Islands	—	10,675	—	10,675
France	—	1,944	—	1,944
Germany	—	1,728	—	1,728
Ireland	—	10,719	—	10,719
Japan	—	1,092	—	1,092
Kazakhstan	—	11,405	—	11,405
Luxembourg	—	36,284	—	36,284
Mexico	—	2,529	—	2,529
Netherlands	—	10,331	—	10,331
Norway	—	546	—	546
United Arab Emirates	—	5,988	—	5,988
United Kingdom	—	5,792	—	5,792
United States	—	859,307	216	859,523

Total Corporate Bonds	—	980,007	856	980,863

Foreign Government Securities	—	116,379	14,304	130,683
Supranational	—	6,795	—	6,795
U.S. Treasury Obligation	—	2,403	—	2,403
Loan Participations & Assignments
United States	—	59,767	108	59,875

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Warrants
United States	—	12	—	12
Short-Term Investment
Investment Company	85,389	—	—	85,389

Total Investments in Securities	385,234	1,972,126	15,302	2,372,662

Appreciation in Other Financial Instruments
Futures Contracts	426	—	—	426
Depreciation in Other Financial Instruments
Futures Contracts	(99)	—	—	(99)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/12
Investments in Securities
Common Stocks - United States	$22	$—	$—	$—		$—	$—	$—	$—	$22
Corporate Bonds - Austria	637	—	3	—		—	—	—	—	640
Corporate Bonds - United States	55	—	18	—		2	—	141	—	216
Foreign Government Securities - Colombia	6,117	—	584	—		—	—	—	—	6,701
Foreign Government Securities - Indonesia	7,219	—	384	—		—	—	—	—	7,603
Loan Participations & Assignments - United States	110	—	(5)	—	(a)	—	(4)	7	—	108
Preferred Stocks - United States	12	—	1	—		—	(1)	—	—	12

Total	$14,172	$—	$985	$—		$2	$(5)	$148	$—	$15,302

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $985,000.

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.2%
Consumer Discretionary — 9.5%
	Auto Components — 0.9%
54	Exide Industries Ltd.	145

	Automobiles — 8.6%
10	Bajaj Auto Ltd.	336
2	Hero Motocorp Ltd.	92
26	Mahindra & Mahindra Ltd.	354
5	Maruti Suzuki India Ltd.	114
110	Tata Motors Ltd.	540

		1,436

	Total Consumer Discretionary	1,581

Consumer Staples — 5.4%
	Tobacco — 5.4%
217	ITC Ltd.	893

	Energy — 10.6%
	Oil, Gas & Consumable Fuels — 10.6%
20	Bharat Petroleum Corp., Ltd.	231
82	Reliance Industries Ltd.	1,352
5	Reliance Industries Ltd., GDR (e)	176

	Total Energy	1,759

Financials — 29.5%
	Commercial Banks — 14.1%
140	HDFC Bank Ltd.	1,385
21	ICICI Bank Ltd.	382
67	IndusInd Bank Ltd.	406
6	ING Vysya Bank Ltd.	43
16	Yes Bank Ltd.	107

		2,323

	Consumer Finance — 1.3%
15	Mahindra & Mahindra Financial Services Ltd.	213

	Diversified Financial Services — 4.5%
148	Infrastructure Development Finance Co., Ltd.	397
35	Kotak Mahindra Bank Ltd.	352

		749

	Real Estate Management & Development — 0.7%
23	Oberoi Realty Ltd.	117

	Thrifts & Mortgage Finance — 8.9%
104	Housing Development Finance Corp., Ltd.	1,465

	Total Financials	4,867

Health Care — 5.5%
	Life Sciences Tools & Services — 1.0%
10	Divi’s Laboratories Ltd.	159

	Pharmaceuticals —4.5%
9	Dr Reddy’s Laboratories Ltd.	307
3	GlaxoSmithKline Pharmaceuticals Ltd.	117
30	Sun Pharmaceutical Industries Ltd.	333

		757

	Total Health Care	916

Industrials — 5.2%
	Construction & Engineering — 2.1%
13	Larsen & Toubro Ltd.	356

	Electrical Equipment — 2.0%
65	Bharat Heavy Electricals Ltd.	329

	Machinery —1.1%
21	Cummins India Ltd.	178

	Total Industrials	863

Information Technology — 16.4%
	IT Services — 16.4%
28	Infosys Ltd.	1,512
4	Infosys Ltd., ADR	235
30	Tata Consultancy Services Ltd.	688
34	Wipro Ltd.	284

	Total Information Technology	2,719

Materials — 10.8%
	Chemicals — 1.2%
50	Godrej Industries Ltd.	204

	Construction Materials — 5.8%
15	ACC Ltd.	362
109	Ambuja Cements Ltd.	355
3	Grasim Industries Ltd.	168
3	Ultratech Cement Ltd.	79

		964

	Metals & Mining — 3.8%
108	Hindalco Industries Ltd.	319
28	Jindal Steel & Power Ltd.	306

		625

	Total Materials	1,793

Telecommunication Services — 3.2%
	Wireless Telecommunication Services — 3.2%
71	Bharti Airtel Ltd.	528

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (Continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Utilities — 1.1%
	Independent Power Producers & Energy Traders — 1.1%
52	NTPC Ltd.	181

	Total Investments — 97.2% (Cost $16,751)	16,100
	Other Assets in Excess of Liabilities — 2.8%	460

	NET ASSETS — 100.0%	$16,560

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $15,865,000 and 98.5%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,478
Aggregate gross unrealized depreciation	(2,129)

Net unrealized appreciation/depreciation	$(651)

Federal income tax cost of investments	$16,751

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (Continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$16,100	$—	$16,100

(a)	Portfolio holdings designated as Level 2 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — 2.5%
		Australia — 0.2%
GBP	2,500	Suncorp Group Ltd., 4.000%, 01/16/14 (m)	4,161

		Denmark — 0.5%
EUR	7,700	FIH Erhvervsbank A/S, 2.125%, 03/21/13 (m)	10,199

		Italy — 0.0% (g)
EUR	50	Intesa Sanpaolo S.p.A., 5.375%, 12/19/13 (m)	67

		Netherlands — 0.9%
EUR	15	Deutsche Telekom International Finance B.V., 6.000%, 01/20/17 (m)	22
EUR	5,700	Fortis Bank Nederland N.V., 3.375%, 05/19/14 (m)	7,838
EUR	5,950	LeasePlan Corp N.V., 3.250%, 05/22/14 (m)	8,164

			16,024

		Sweden — 0.9%
EUR	12,500	Swedbank AB, 3.125%, 02/02/12 (m)	16,352

		United Kingdom — 0.0% (g)
EUR	50	BAT International Finance plc, 5.375%, 06/29/17 (m)	76
EUR	50	Lloyds TSB Bank plc, 6.250%, 04/15/14 (m)	69

			145

		United States — 0.0% (g)
EUR	50	AT&T, Inc., 6.125%, 04/02/15 (m)	74
EUR	30	Bank of America Corp., 4.625%, 02/18/14 (m)	40
EUR	50	Cellco Partnership/Verizon Wireless Capital LLC, 8.750%, 12/18/15 (m)	82
EUR	10	Citigroup, Inc., 3.950%, 10/10/13 (m)	13
EUR	25	Goldman Sachs Group, Inc. (The), 4.000%, 02/02/15 (m)	33
EUR	50	Morgan Stanley, 5.500%, 10/02/17 (m)	66

			308

		Total Corporate Bonds (Cost $48,037)	47,256

Foreign Government Securities — 76.7%
		Australia — 6.1%
AUD	28,000	Australia Government Bond, 4.750%, 11/15/12 (m)	29,986
		New South Wales Treasury Corp.,
AUD	258	5.500%, 03/01/17 (m)	290
AUD	81,400	6.000%, 05/01/12 (m)	86,814

			117,090

		Austria — 0.5%
		Republic of Austria,
EUR	35	4.350%, 03/15/19 (e) (m)	51
EUR	7,080	5.000%, 07/15/12 (e) (m)	9,459

			9,510

		Brazil — 2.4%
BRL	80,400	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/13 (m)	46,555

		Canada — 16.2%
		Government of Canada,
CAD	96,000	1.500%, 03/01/12 (m)	95,787
CAD	106,300	1.500%, 06/01/12 (m)	106,207
CAD	107,700	2.000%, 09/01/12 (m)	108,052
CAD	15	3.750%, 06/01/19 (m)	17
CAD	70	4.000%, 06/01/16 (m)	78

			310,141

		Finland — 1.7%
EUR	24,800	Kingdom of Finland, 4.250%, 09/15/12 (m)	33,254

		France — 13.5%
EUR	50	Caisse d’Amortissement de la Dette Sociale, 3.625%, 04/25/15 (m)	69
		French Treasury Note BTAN,
EUR	74,100	2.000%, 09/25/13 (m)	98,748
EUR	76,770	3.000%, 07/12/14 (m)	105,185
EUR	42,000	Government of France, 5.000%, 04/25/12 (m)	55,510

			259,512

		Germany — 5.0%
		Bundesrepublik Deutschland,
EUR	60	3.500%, 07/04/19 (m)	90
EUR	50	4.250%, 07/04/18 (m)	78
EUR	61,700	Bundesschatzanweisungen, 1.000%, 03/16/12 (m)	80,785
		Kreditanstalt fuer Wiederaufbau,
EUR	25	3.875%, 01/21/19 (m)	37
EUR	30	4.125%, 07/04/17 (m)	44
JPY	1,174,000	Landwirtschaftliche Rentenbank, 1.375%, 04/25/13 (m)	15,602

			96,636

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
		Indonesia — 2.8%
		Republic of Indonesia,
IDR	73,114,000	8.250%, 07/15/21 (m)	9,952
IDR	110,000,000	9.500%, 06/15/15 (m)	14,102
IDR	80,000,000	11.000%, 12/15/12 (m)	9,477
IDR	169,290,000	12.500%, 03/15/13 (m)	20,573

			54,104

		Israel — 0.8%
ILS	47,800	State of Israel - Shahar, 7.500%, 03/31/14 (m)	14,865

		Malaysia — 0.6%
MYR	37,700	Republic of Malaysia, 2.711%, 02/14/12 (m)	12,390

		Mexico — 10.9%
		United Mexican States,
MXN	891,000	7.750%, 12/14/17 (m)	76,949
MXN	762,000	8.000%, 12/19/13 (m)	61,952
MXN	824,000	9.500%, 12/18/14 (m)	71,179

			210,080

		Netherlands — 0.0% (g)
JPY	17,000	Bank Nederlandse Gemeenten, 1.850%, 11/07/16 (m)	238
EUR	65	Kingdom of Netherlands, 4.250%, 07/15/13 (m)	90

			328

		Norway — 0.4%
GBP	4,640	Kommunalbanken A.S., 4.875%, 12/10/12 (m)	7,540

		Philippines — 1.4%
		Philippine Government Bond,
PHP	390,000	6.500%, 04/28/21 (m)	10,067
PHP	653,450	8.750%, 03/03/13 (m)	16,292

			26,359

		South Korea — 4.3%
		Republic of Korea,
KRW	8,500,000	3.500%, 06/10/14 (m)	7,590
KRW	84,365,000	4.000%, 06/10/12 (m)	75,265

			82,855

		Sweden — 0.7%
SEK	83,255	Kingdom of Sweden, 5.500%, 10/08/12 (m)	12,594

		Thailand — 1.4%
		Kingdom of Thailand,
THB	66,300	4.125%, 11/01/12 (m)	2,160
THB	200,000	4.250%, 03/13/13 (m)	6,555
THB	180,000	4.500%, 03/11/12 (m)	5,829
THB	370,000	5.250%, 05/12/14 (m)	12,529

			27,073

		United Kingdom — 8.0%
		United Kingdom Treasury Gilt,
GBP	40,774	2.250%, 03/07/14 (m)	66,793
GBP	2,900	4.750%, 03/07/20 (m)	5,626
GBP	50,680	5.000%, 03/07/12 (m)	80,206

			152,625

		Total Foreign Government Securities (Cost $1,489,714)	1,473,511

Supranational — 2.0%
		European Investment Bank,
JPY	2,180,000	1.250%, 09/20/12 (m)	28,631
JPY	551,100	1.400%, 06/20/17 (m)	7,302
EUR	100	4.250%, 10/15/14 (m)	141
GBP	1,750	4.750%, 06/06/12 (m)	2,791

		Total Supranational (Cost $34,638)	38,865

SHARES
Short-Term Investment — 24.0%
		Investment Company — 24.0%
	461,205	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $461,205)	461,205

		Total Investments — 105.2% (Cost $2,033,594)	2,020,837
		Liabilities in Excess of Other Assets — (5.2)%	(100,847)

		NET ASSETS — 100.0%	$1,919,990

Percentages indicated are based on net assets.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
38,480,216	ARS	HSBC Bank, N.A.	02/29/12	8,818	8,827	9
3,406,105	BRL	Deutsche Bank AG	02/29/12	1,921	1,936	15
2,886,926	CAD	Westpac Banking Corp.	02/29/12	2,858	2,877	19
13,189,027	CHF	HSBC Bank, N.A.	02/29/12	14,106	14,333	227
6,943,747,520	CLP	HSBC Bank, N.A.	02/29/12	14,067	14,081	14
35,687,341	CNY	Citibank, N.A.	02/29/12	5,674	5,655	(19)
2,366,161,393	CNY	Deutsche Bank AG	02/29/12	374,731	374,930	199
19,676,535,538	COP	HSBC Bank, N.A.	02/29/12	10,764	10,851	87
47,406,250	EUR	Goldman Sachs International	02/29/12	60,640	62,013	1,373
1,923,983	EUR	Morgan Stanley	02/29/12	2,498	2,517	19
204,587,737	HKD	Union Bank of Switzerland AG	02/29/12	26,345	26,381	36
18,801,368	ILS	Deutsche Bank AG	02/29/12	4,950	5,019	69
7,988,354	ILS	Morgan Stanley	02/29/12	2,113	2,132	19
1,624,762,636	INR	Union Bank of Switzerland AG	02/29/12	31,964	32,647	683
6,828,221,787	JPY	Citibank, N.A.	02/29/12	88,597	89,610	1,013
180,160,062	JPY	Morgan Stanley	02/29/12	2,306	2,365	59
35,396,121	MXN	Citibank, N.A.	02/29/12	2,724	2,710	(14)
280,747,032	MXN	Deutsche Bank AG	02/29/12	21,081	21,491	410
35,443,230	MXN	Morgan Stanley	02/29/12	2,689	2,713	24
63,262,996	MYR	Union Bank of Switzerland AG	02/29/12	20,282	20,756	474
560,404,953	RUB	Citibank, N.A.	02/29/12	17,778	18,439	661
58,439,420	SAR	Deutsche Bank AG	02/29/12	15,585	15,584	(1)
20,006,557	SEK	Credit Suisse International	02/29/12	2,938	2,937	(1)
51,253,692	SGD	Goldman Sachs International	02/29/12	40,048	40,746	698
1,334,163,907	TWD	Deutsche Bank AG	02/29/12	44,831	45,109	278
				820,308	826,659	6,351

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
86,690,072	AUD	Westpac Banking Corp.	02/29/12	89,764	91,765	(2,001)
20,610,779	BRL	Morgan Stanley	02/29/12	11,562	11,715	(153)
30,233,164	CAD	Royal Bank of Scotland	02/29/12	30,317	30,134	183
29,843,374	CAD	Westpac Banking Corp.	02/29/12	29,437	29,745	(308)
94,341,900	EUR	HSBC Bank, N.A.	02/29/12	121,805	123,410	(1,605)
29,684,237	EUR	Royal Bank of Scotland	02/29/12	39,114	38,830	284
56,672,676	GBP	Citibank, N.A.	02/29/12	87,623	89,287	(1,664)
151,102,871,566	IDR	Deutsche Bank AG	02/29/12	16,746	16,766	(20)
14,223,235,448	KRW	Citibank, N.A.	02/29/12	12,425	12,634	(209)
35,225,885	MXN	Citibank, N.A.	02/29/12	2,718	2,697	21
32,890,423	MXN	Union Bank of Switzerland AG	02/29/12	2,477	2,517	(40)
680,195,647	PHP	Deutsche Bank AG	02/29/12	15,642	15,825	(183)
				459,630	465,325	(5,695)

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	China Yuan
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korea Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PHP	—	Phillipine Peso
RUB	—	Russian Ruble
SAR	—	Saudi Arabia Riyal
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TWD	—	Taiwan Dollar

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	25,261
Aggregate gross unrealized depreciation	(38,018)

Net unrealized appreciation/depreciation	(12,757)

Federal income tax cost of investments	2,033,594

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$461,205	$1,559,632	$—	$2,020,837
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,874	$—	$6,874
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,218)	$—	$(6,218)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.3%
	Australia — 3.4%
501	BHP Billiton Ltd. (m)	19,826
87	Rio Tinto Ltd. (m)	6,373

		26,199

	Belgium — 1.5%
195	Anheuser-Busch InBev N.V. (m)	11,838

	China — 4.4%
11,918	China Construction Bank Corp., Class H (m)	9,512
3,697	CNOOC Ltd. (m)	7,532
13,274	Industrial & Commercial Bank of China, Class H (m)	9,270
518	Ping An Insurance Group Co. of China Ltd., Class H (m)	4,093
975	Sands China Ltd. (a) (m)	3,284

		33,691

	France — 13.8%
229	Accor S.A. (m)	6,964
458	AXA S.A. (m)	6,977
148	BNP Paribas S.A. (m)	6,310
84	Imerys S.A. (m)	4,689
113	Lafarge S.A. (m)	4,642
65	LVMH Moet Hennessy Louis Vuitton S.A. (m)	10,585
83	Pernod-Ricard S.A. (m)	7,987
49	PPR (m)	7,687
142	Sanofi (m)	10,533
162	Schneider Electric S.A. (m)	10,092
132	Societe Generale S.A. (m)	3,520
85	Technip S.A. (m)	8,035
343	Total S.A. (m)	18,156

		106,177

	Germany — 6.9%
36	Allianz SE, (m)	3,991
142	Bayer AG, (m)	9,970
106	Fresenius Medical Care AG & Co. KGaA (m)	7,574
40	Linde AG (m)	6,389
213	SAP AG (m)	12,852
86	Siemens AG, (m)	8,084
160	Symrise AG (m)	4,560

		53,420

	Hong Kong — 2.1%
2,599	Belle International Holdings Ltd. (m)	4,214
346	Cheung Kong Holdings Ltd. (m)	4,653
2,121	Hang Lung Properties Ltd. (m)	7,283

		16,150

	Ireland — 1.2%
813	WPP plc (m)	9,577

	Israel — 1.1%
184	Teva Pharmaceutical Industries Ltd., ADR (m)	8,283

	Italy — 0.7%
2,656	Intesa Sanpaolo S.p.A. (m)	5,087

	Japan — 15.8%
224	Canon, Inc. (m)	9,609
155	Daikin Industries Ltd. (m)	4,507
73	East Japan Railway Co. (m)	4,712
48	FANUC Corp. (m)	7,997
304	Honda Motor Co., Ltd. (m)	10,478
2	Japan Tobacco, Inc. (m)	8,024
346	Komatsu Ltd. (m)	9,758
856	Kubota Corp. (m)	7,741
367	Mitsubishi Corp. (m)	8,386
74	Murata Manufacturing Co., Ltd. (m)	4,247
73	Nidec Corp. (m)	6,994
141	Omron Corp. (m)	2,845
149	Shin-Etsu Chemical Co., Ltd. (m)	7,764
48	SMC Corp. (m)	8,286
439	Sumitomo Corp. (m)	6,327
270	Toyota Motor Corp. (m)	9,955
12	Yahoo! Japan Corp. (m)	3,702

		121,332

	Mexico — 0.7%
225	America Movil S.A.B. de C.V., Series L, , ADR (m)	5,212

	Netherlands — 5.0%
977	ING Groep N.V. CVA (a) (m)	8,911
446	Reed Elsevier N.V. (m)	5,322
689	Royal Dutch Shell plc, Class A (m)	24,490

		38,723

	South Korea — 1.1%
18	Samsung Electronics Co., Ltd., Reg. S, GDR (e) (m)	8,623

	Spain — 1.3%
541	Banco Bilbao Vizcaya Argentaria S.A. (m)	4,745

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Spain — Continued
62	Inditex S.A. (m)	5,419

		10,164

	Sweden — 1.3%
419	Atlas Copco AB, Class A (m)	9,994

	Switzerland — 11.5%
400	ABB Ltd., (a) (m)	8,340
259	Credit Suisse Group AG, (a) (m)	6,738
98	Holcim Ltd., (a) (m)	5,590
305	Nestle S.A., (m)	17,520
218	Novartis AG, (m)	11,820
73	Roche Holding AG (m)	12,314
4	SGS S.A., (m)	6,347
490	Xstrata plc (m)	8,342
46	Zurich Financial Services AG (a) (m)	11,122

		88,133

	Taiwan — 1.1%
611	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	8,602

	United Kingdom — 24.4%
1,996	Barclays plc (m)	6,693
786	BG Group plc (m)	17,717
274	British American Tobacco plc (m)	12,626
382	Burberry Group plc (m)	8,103
1,440	Centrica plc (m)	6,668
513	GlaxoSmithKline plc (m)	11,408
1,982	HSBC Holdings plc (m)	16,591
707	ICAP plc (m)	3,748
240	Imperial Tobacco Group plc (m)	8,607
1,106	Man Group plc (m)	2,022
973	Marks & Spencer Group plc (m)	5,017
783	Meggitt plc (m)	4,485
1,024	Prudential plc (m)	11,328
165	Rio Tinto plc (m)	9,913
674	Standard Chartered plc (m)	16,300
1,796	Tesco plc (m)	9,055
339	Tullow Oil plc (m)	7,437
358	Unilever plc (m)	11,561
6,738	Vodafone Group plc (m)	18,172

		187,451

	Total Common Stocks (Cost $637,459)	748,656

Preferred Stocks — 2.1%
	Germany — 2.1%
108	Henkel AG & Co. KGaA (m)	6,698
55	Volkswagen AG (m)	9,710

	Total Preferred Stocks (Cost $12,877)	16,408

Short-Term Investment — 1.6%
	Investment Company — 1.6%
12,675	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $12,675)	12,675

	Total Investments — 101.0% (Cost $663,011)	777,739
	Liabilities in Excess of Other Assets — (1.0)%	(8,057)

	NET ASSETS — 100.0%	$769,682

Percentages indicated are based on net assets.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	10.0%
Oil, Gas & Consumable Fuels	9.7
Pharmaceuticals	8.3
Metals & Mining	5.7
Machinery	5.6
Insurance	4.8
Automobiles	3.9
Tobacco	3.8
Food Products	3.7
Electrical Equipment	3.3
Wireless Telecommunication Services	3.0
Beverages	2.5
Chemicals	2.4
Textiles, Apparel & Luxury Goods	2.4
Semiconductors & Semiconductor Equipment	2.2
Construction Materials	1.9
Media	1.9
Trading Companies & Distributors	1.9
Software	1.7
Multiline Retail	1.6
Capital Markets	1.6
Real Estate Management & Development	1.5
Hotels, Restaurants & Leisure	1.3
Specialty Retail	1.2
Office Electronics	1.2
Food & Staples Retailing	1.2
Diversified Financial Services	1.1
Industrial Conglomerates	1.0
Energy Equipment & Services	1.0
Health Care Providers & Services	1.0
Others (each less than 1.0%)	6.0
Short-Term Investment	1.6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $ 734,345,000 and 94.4%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$163,515
Aggregate gross unrealized depreciation	(48,787)

Net unrealized appreciation/depreciation	$114,728

Federal income tax cost of investments	$663,011

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$26,199	$—	$26,199
Belgium	—	11,838	—	11,838
China	—	33,691	—	33,691
France	—	106,177	—	106,177
Germany	—	53,420	—	53,420
Hong Kong	—	16,150	—	16,150
Ireland	—	9,577	—	9,577
Israel	—	8,283	—	8,283
Italy	—	5,087	—	5,087
Japan	—	121,332	—	121,332
Mexico	—	5,212	—	5,212
Netherlands	—	38,723	—	38,723
South Korea	—	8,623	—	8,623
Spain	—	10,164	—	10,164
Sweden	—	9,994	—	9,994
Switzerland	—	88,133	—	88,133
Taiwan	—	8,602	—	8,602
United Kingdom	—	187,451	—	187,451

Total Common Stocks	—	748,656	—	748,656

Preferred Stocks
Germany	—	16,408	—	16,408

Total Preferred Stocks	—	16,408	—	16,408

Short-Term Investment
Investment Company	12,675	—	—	12,675

Total Investments in Securities	$12,675	$765,064	$—	$777,739

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.0%
	Australia — 1.8%
315	Australia & New Zealand Banking Group Ltd. (m)	7,159
319	Westfield Group (m)	2,881

		10,040

	Belgium — 0.9%
49	Solvay S.A. (m)	4,887

	Canada — 1.1%
279	First Quantum Minerals Ltd. (m)	6,113

	China — 1.8%
1,975	CNOOC Ltd. (m)	4,023
299	Hengan International Group Co., Ltd. (m)	2,664
1,036	Sands China Ltd. (a) (m)	3,489

		10,176

	Denmark — 1.7%
35	Carlsberg A/S, Class B (m)	2,687
57	Novo Nordisk A/S, Class B (m)	6,801

		9,488

	Finland — 1.1%
265	Ruukki Group OYJ (a) (m)	339
295	Stora Enso OYJ, Class R (m)	2,107
274	UPM-Kymmene OYJ (m)	3,529

		5,975

	France — 6.7%
224	GDF Suez (m)	6,110
41	PPR (m)	6,548
53	Sanofi (m)	3,896
138	Schneider Electric S.A. (m)	8,601
112	Sodexo (m)	8,300
244	Suez Environnement Co. (m)	3,126

		36,581

	Germany — 6.4%
48	Allianz SE (m)	5,259
155	Bayer AG (m)	10,896
63	Bayerische Motoren Werke AG (m)	5,391
112	Deutsche Boerse AG (a) (m)	6,642
271	E.ON AG (m)	5,814
14	Lanxess AG (m)	899

		34,901

	Hong Kong — 3.7%
2,783	Belle International Holdings Ltd. (m)	4,513
2,580	China Overseas Land & Investment Ltd. (m)	4,787
591	Hutchison Whampoa Ltd. (m)	5,610
379	Sun Hung Kai Properties Ltd. (m)	5,243

		20,153

	Indonesia — 1.0%
14,320	Perusahaan Gas Negara PT (m)	5,363

	Ireland — 2.4%
512	Experian plc (m)	6,950
188	Shire plc (m)	6,251

		13,201

	Israel — 1.2%
144	Teva Pharmaceutical Industries Ltd., ADR (m)	6,508

	Italy — 1.2%
1,421	Snam Rete Gas S.p.A. (m)	6,404

	Japan — 19.3%
187	Bridgestone Corp. (m)	4,281
149	Canon, Inc. (m)	6,374
3	Dai-ichi Life Insurance Co., Ltd. (The) (m)	3,292
58	East Japan Railway Co. (m)	3,745
86	FUJIFILM Holdings Corp. (m)	2,043
1,252	Fujitsu Ltd. (m)	6,702
148	Honda Motor Co., Ltd. (m)	5,097
2	Japan Tobacco, Inc. (m)	8,232
1,056	JX Holdings, Inc. (m)	6,402
1	KDDI Corp. (m)	5,880
709	Marubeni Corp. (m)	4,903
725	Mitsubishi Electric Corp. (m)	6,528
310	Mitsubishi Estate Co., Ltd. (m)	4,962
657	Mitsubishi Heavy Industries Ltd. (m)	3,016
1,264	Mitsubishi UFJ Financial Group, Inc. (m)	5,840
324	Mitsui & Co., Ltd. (m)	5,513
2,545	Nippon Sheet Glass Co., Ltd. (m)	5,147
124	Nippon Telegraph & Telephone Corp. (m)	6,226
603	Nissan Motor Co., Ltd. (m)	5,710
192	Sumitomo Mitsui Financial Group, Inc. (m)	6,147

		106,040

	Netherlands — 9.7%
103	ASML Holding N.V. (m)	4,430
162	European Aeronautic Defence and Space Co. N.V. (m)	5,453
341	ING Groep N.V. CVA (a) (m)	3,111
279	Koninklijke KPN N.V. (m)	3,061
639	Royal Dutch Shell plc, Class A (m)	22,722
435	Unilever N.V. CVA (m)	14,490

		53,267

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	New Zealand — 0.5%
1,455	Telecom Corp. of New Zealand Ltd. (m)	2,538

	South Korea — 1.7%
10	Samsung Electronics Co., Ltd. (m)	9,516

	Spain — 0.8%
49	Inditex S.A. (m)	4,253

	Sweden — 2.3%
174	Atlas Copco AB, Class A (m)	4,154
178	Swedbank AB, Class A (m)	2,561
610	Telefonaktiebolaget LM Ericsson, Class B (m)	5,675

		12,390

	Switzerland — 5.8%
323	ABB Ltd. (a) (m)	6,748
116	Cie Financiere Richemont S.A., Class A (m)	6,584
165	Nestle S.A. (m)	9,470
23	Roche Holding AG (m)	3,853
97	Swiss Re AG (a) (m)	5,286

		31,941

	Taiwan — 1.0%
858	Hon Hai Precision Industry Co., Ltd., Reg. S, GDR (m)	5,583

	United Kingdom — 23.9%
614	BG Group plc (m)	13,836
275	British American Tobacco plc (m)	12,644
695	BT Group plc (m)	2,235
451	Cairn Energy plc (a) (m)	2,012
1,353	Centrica plc (m)	6,264
559	GlaxoSmithKline plc (m)	12,442
1,238	HSBC Holdings plc (m)	10,345
432	Intercontinental Hotels Group plc (m)	8,811
8,199	Lloyds Banking Group plc (a) (m)	3,965
211	Pearson plc (m)	3,914
888	Premier Farnell plc (m)	2,897
710	Prudential plc (m)	7,851
226	Rio Tinto plc (m)	13,595
41	SABMiller plc (m)	1,568
413	Standard Chartered plc (m)	9,982
206	Tullow Oil plc (m)	4,514
5,347	Vodafone Group plc (m)	14,421

		131,296

	Total Common Stocks (Cost $513,250)	526,614

Preferred Stocks — 1.8%
	Germany — 1.8%
54	Henkel AG & Co. KGaA (m)	3,322
39	Volkswagen AG (m)	6,879

	Total Preferred Stocks (Cost $7,422)	10,201

Short-Term Investment — 1.8%
	Investment Company — 1.8%
9,638	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $9,638)	9,638

	Total Investments — 99.6% (Cost $530,310)	546,453
	Other Assets in Excess of Liabilities — 0.4%	2,140

	NET ASSETS — 100.0%	$548,593

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	9.8%
Pharmaceuticals	9.3
Commercial Banks	8.4
Food Products	4.4
Automobiles	4.2
Electrical Equipment	4.0
Insurance	4.0
Tobacco	3.8
Hotels, Restaurants & Leisure	3.8
Wireless Telecommunication Services	3.7
Metals & Mining	3.7
Multi-Utilities	2.8
Real Estate Management & Development	2.7
Diversified Telecommunication Services	2.6
Semiconductors & Semiconductor Equipment	2.6
Gas Utilities	2.1

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Electronic Equipment, Instruments & Components	1.9%
Trading Companies & Distributors	1.9
Diversified Financial Services	1.8
Specialty Retail	1.6
Machinery	1.3
Professional Services	1.3
Computers & Peripherals	1.2
Textiles, Apparel & Luxury Goods	1.2
Multiline Retail	1.2
Office Electronics	1.2
Electric Utilities	1.1
Chemicals	1.1
Communications Equipment	1.0
Paper & Forest Products	1.0
Industrial Conglomerates	1.0
Aerospace & Defense	1.0
Others (each less than 1.0%)	5.5
Short-Term Investment	1.8

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
1,474,580	AUD
997,470	for GBP	Westpac Banking Corp.	02/08/12	$1,571	#	$1,564	#	$(7)
1,131,044	CAD
83,713,091	for JPY	Westpac Banking Corp.	02/08/12	1,099	#	1,128	#	29
985,989	CHF
1,057,319	for CAD	Citibank, N.A.	02/08/12	1,054	#	1,071	#	17
1,150,000	EUR
1,495,856	for AUD	Barclays Bank plc	02/08/12	1,587	#	1,504	#	(83)
3,721,531	EUR
4,566,400	for CHF	Westpac Banking Corp.	02/08/12	4,961	#	4,868	#	(93)
815,274	EUR
677,760	for GBP	Citibank, N.A.	02/08/12	1,068	#	1,066	#	(2)
1,082,453	EUR
10,941,905	for HKD	Credit Suisse International	02/08/12	1,411	#	1,416	#	5
1,013,186	EUR
9,068,233	for SEK	Credit Suisse International	05/11/12	1,328	#	1,326	#	(2)
882,390	GBP
1,407,122	for CAD	Westpac Banking Corp.	02/08/12	1,403	#	1,390	#	(13)
1,051,023	GBP
1,262,366	for EUR	Morgan Stanley	02/08/12	1651	#	1656	#	5
1,507,634	GBP
187,530,354	for JPY	Citibank, N.A.	02/08/12	2,461	#	2,376	#	(85)
105,368,548	JPY
1,319,953	for AUD	Westpac Banking Corp.	02/08/12	1,400	#	1,382	#	(18)
1,329,998	SGD
674,383	for GBP	Westpac Banking Corp.	02/08/12	1,062	#	1,057	#	(5)
42,663,827	AUD	State Street Corp.	02/08/12	43,643		45,262		1,619

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,008,640	AUD	Westpac Banking Corp.	02/08/12	$3,061	$3,192	$131
4,097,148	CAD	Credit Suisse International	02/08/12	4,018	4,085	67
24,612,723	CHF	Citibank, N.A.	02/08/12	27,728	26,740	(988)
2,185,000	CHF	Credit Suisse International	02/08/12	2,349	2,374	25
5,348,345	EUR	Barclays Bank plc	02/08/12	7,374	6,996	(378)
1,595,007	EUR	Citibank, N.A.	02/08/12	2,066	2,086	20
6,155,270	EUR	Credit Suisse International	02/08/12	8,146	8,051	(95)
1,566,661	EUR	HSBC Bank, N.A.	02/08/12	2,074	2,049	(25)
948,936	EUR	Morgan Stanley	02/08/12	1,234	1,241	7
2,123,663	EUR	Royal Bank of Canada	02/08/12	2,907	2,778	(129)
2,160,626	EUR	State Street Corp.	02/08/12	2,863	2,826	(37)
760,983	EUR	Westpac Banking Corp.	02/08/12	1,026	996	(30)
1,583,205	GBP	Barclays Bank plc	02/08/12	2,507	2,495	(12)
984,760	GBP	BNP Paribas	02/08/12	1,524	1,552	28
956,491	GBP	Citibank, N.A.	02/08/12	1,510	1,507	(3)
3,364,649	GBP	Credit Suisse International	02/08/12	5,258	5,302	44
1,510,442	GBP	Westpac Banking Corp.	02/08/12	2,372	2,380	8
7,678,375	HKD	Barclays Bank plc	02/08/12	987	990	3
19,350,953	HKD	Royal Bank of Canada	02/08/12	2,487	2,495	8
241,004,244	JPY	Citibank, N.A.	02/08/12	3,116	3,162	46
286,765,046	JPY	Credit Suisse International	02/08/12	3,690	3,762	72
229,608,017	JPY	Royal Bank of Canada	02/08/12	2,990	3,012	22
166,608,788	JPY	Union Bank of Switzerland AG	02/08/12	2,135	2,186	51
246,949,461	JPY	Westpac Banking Corp.	02/08/12	3,201	3,240	39
7,969,746	NOK	Credit Suisse International	02/08/12	1,370	1,358	(12)
15,669,319	NOK	Westpac Banking Corp.	02/08/12	2,608	2,670	62
42,153,500	SEK	Westpac Banking Corp.	02/08/12	6,301	6,195	(106)
2,292,367	SGD	Morgan Stanley	02/08/12	1,763	1,822	59
8,031,544	SGD	Royal Bank of Canada	02/08/12	6,317	6,385	68
				$180,681	$180,993	$312

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,000,000	AUD	Royal Bank of Scotland	02/08/12	$979	$1,061	$(82)
5,210,394	AUD	State Street Corp.	02/08/12	5,310	5,528	(218)
989,344	AUD	Union Bank of Switzerland AG	02/08/12	977	1,050	(73)
8,253,886	CAD	Citibank, N.A.	02/08/12	8,078	8,231	(153)
6,763,924	CHF	Barclays Bank plc	02/08/12	7,674	7,349	325
1,841,230	CHF	HSBC Bank, N.A.	02/08/12	1,973	2,001	(28)
1,576,666	CHF	State Street Corp.	02/08/12	1,668	1,713	(45)
900,086	EUR	Barclays Bank plc	02/08/12	1,214	1,178	36
1,007,551	EUR	Citibank, N.A.	02/08/12	1,285	1,318	(33)
2,365,509	EUR	Credit Suisse International	02/08/12	3,073	3,095	(22)
28,155,130	EUR	HSBC Bank, N.A.	02/08/12	38,636	36,828	1,808
350,000	EUR	Royal Bank of Scotland	02/08/12	474	457	17
6,837,150	EUR	State Street Corp.	02/08/12	9,116	8,943	173

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
560,000	GBP	BNP Paribas	05/11/12	$882	$882	$— (h)
2,636,899	GBP	Credit Suisse International	02/08/12	4,106	4,155	(49)
17,423,860	GBP	HSBC Bank, N.A.	02/08/12	27,831	27,455	376
532,104	GBP	Royal Bank of Canada	02/08/12	823	839	(16)
300,000	GBP	Royal Bank of Scotland	02/08/12	469	472	(3)
6,722,205	GBP	State Street Corp.	02/08/12	10,529	10,592	(63)
36,297,063	HKD	Credit Suisse International	02/08/12	4,670	4,680	(10)
38,797,582	HKD	Union Bank of Switzerland AG	02/08/12	4,998	5,003	(5)
463,164,347	JPY	Barclays Bank plc	02/08/12	5,953	6,077	(124)
96,212,695	JPY	Morgan Stanley	02/08/12	1,232	1,263	(31)
60,175,466	JPY	State Street Corp.	02/08/12	782	790	(8)
76,328,537	JPY	Westpac Banking Corp.	02/08/12	994	1,001	(7)
217,531,834	JPY	Westpac Banking Corp.	05/11/12	2,809	2,857	(48)
2,001,474	NZD	Westpac Banking Corp.	02/08/12	1,570	1,652	(82)
				$148,105	$146,470	$1,635

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/12 of the currency being sold, and the value at 01/31/12 is the U.S. Dollar market value of the currency being purchased.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately 524,193,000 and 95.9% respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,231
Aggregate gross unrealized depreciation	(24,088)

Net unrealized appreciation/depreciation	$16,143

Federal income tax cost of investments	$530,310

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$10,040	$—	$10,040
Belgium	—	4,887	—	4,887
Canada	6,113	—	—	6,113
China	—	10,176	—	10,176
Denmark	—	9,488	—	9,488
Finland	—	5,975	—	5,975
France	—	36,581	—	36,581
Germany	—	34,901	—	34,901
Hong Kong	—	20,153	—	20,153
Indonesia	—	5,363	—	5,363
Ireland	—	13,201	—	13,201
Israel	—	6,508	—	6,508
Italy	—	6,404	—	6,404
Japan	—	106,040	—	106,040
Netherlands	—	53,267	—	53,267
New Zealand	—	2,538	—	2,538
South Korea	—	9,516	—	9,516
Spain	—	4,253	—	4,253
Sweden	—	12,390	—	12,390
Switzerland	—	31,941	—	31,941
Taiwan	—	5,583	—	5,583
United Kingdom	—	131,296	—	131,296

Total Common Stocks	6,113	520,501	—	526,614

Preferred Stocks
Germany	—	10,201	—	10,201

Total Preferred Stocks	—	10,201	—	10,201

Short-Term Investment
Investment Company	9,638	—	—	9,638

Total Investments in Securities	$15,751	$530,702	$—	$546,453

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5,170	$—	$5,170

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,223)	$—	$(3,223)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.2%

	Australia — 2.1%
2,908	Australia & New Zealand Banking Group Ltd. (m)	66,143
4,199	Westfield Group (m)	37,885

	Total Australia	104,028

	Belgium — 0.9%
454	Solvay S.A. (m)	44,926

	Canada — 1.0%
2,430	First Quantum Minerals Ltd. (m)	53,219

	China — 1.9%
18,000	CNOOC Ltd. (m)	36,670
3,000	Hengan International Group Co., Ltd. (m)	26,769
9,600	Sands China Ltd. (a) (m)	32,343

	Total China	95,782

	Denmark — 1.7%
334	Carlsberg A/S, Class B (m)	25,460
510	Novo Nordisk A/S, Class B (m)	60,602

	Total Denmark	86,062

	Finland — 1.0%
2,765	Stora Enso OYJ, Class R (m)	19,746
2,384	UPM-Kymmene OYJ (m)	30,651

	Total Finland	50,397

	France — 5.9%
482	GDF Suez (m)	13,122
384	PPR (m)	60,637
505	Sanofi (m)	37,442
1,218	Schneider Electric S.A. (m)	75,837
837	Sodexo (m)	62,185
2,248	Suez Environnement Co. (m)	28,801
102	Unibail-Rodamco SE (m)	19,627

	Total France	297,651

	Germany — 6.5%
425	Allianz SE (m)	46,851
1,126	Bayer AG (m)	79,098
577	Bayerische Motoren Werke AG (m)	49,515
1,006	Deutsche Boerse AG (a) (m)	59,409
2,837	E.ON AG (m)	60,873
132	Lanxess AG (m)	8,631
406	SAP AG (m)	24,547

	Total Germany	328,924

	Hong Kong — 3.4%
16,000	Belle International Holdings Ltd. (m)	25,945
24,000	China Overseas Land & Investment Ltd. (m)	44,528
6,000	Hutchison Whampoa Ltd. (m)	56,953
3,000	Sun Hung Kai Properties Ltd. (m)	41,507

	Total Hong Kong	168,933

	Indonesia — 1.0%
130,500	Perusahaan Gas Negara PT (m)	48,872

	Ireland — 2.5%
4,390	Experian plc (m)	59,561
454	Paddy Power plc (m)	25,207
1,215	Shire plc (m)	40,334

	Total Ireland	125,102

	Israel — 1.2%
1,299	Teva Pharmaceutical Industries Ltd., ADR (m)	58,624

	Italy — 0.9%
10,255	Snam Rete Gas S.p.A. (m)	46,232

	Japan — 24.2%
800	Astellas Pharma, Inc. (m)	32,872
1,700	Bridgestone Corp. (m)	38,898
1,400	Canon, Inc. (m)	60,095
26	Dai-ichi Life Insurance Co., Ltd. (The) (m)	27,296
4	Daiwahouse Residential Investment Corp. (m)	25,625
500	East Japan Railway Co. (m)	32,452
4,000	Fuji Heavy Industries Ltd. (m)	27,252
900	FUJIFILM Holdings Corp. (m)	21,385
12,000	Fujitsu Ltd. (m)	64,233
1,400	Honda Motor Co., Ltd. (m)	48,316
11	Japan Tobacco, Inc. (m)	54,317
9,800	JX Holdings, Inc. (m)	59,428
9	KDDI Corp. (m)	57,154
6,000	Marubeni Corp. (m)	41,495
6,000	Mitsubishi Electric Corp. (m)	54,021
3,000	Mitsubishi Estate Co., Ltd. (m)	48,023
6,000	Mitsubishi Heavy Industries Ltd. (m)	27,541
12,000	Mitsubishi UFJ Financial Group, Inc. (m)	55,445
1,800	Mitsui & Co., Ltd. (m)	30,599
2,000	Mitsui Fudosan Co., Ltd. (m)	33,005
18,000	Nippon Sheet Glass Co., Ltd. (m)	36,401
800	Nippon Telegraph & Telephone Corp. (m)	40,132
5,600	Nissan Motor Co., Ltd. (m)	53,051

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	Japan — Continued
440	ORIX Corp. (m)	41,236
500	Otsuka Corp. (m)	35,881
900	Otsuka Holdings Co., Ltd. (m)	25,520
1,800	Sumitomo Mitsui Financial Group, Inc. (m)	57,565
900	Sundrug Co., Ltd. (m)	26,703
5,000	Toshiba Corp. (m)	21,266
2,000	TOTO Ltd. (m)	16,316
350	Yamada Denki Co., Ltd. (m)	22,393

	Total Japan	1,215,916

	Netherlands — 8.5%
929	ASML Holding N.V. (m)	39,937
1,049	European Aeronautic Defence and Space
	Co., N.V. (m)	35,270
1,791	Koninklijke KPN N.V. (m)	19,653
5,416	Royal Dutch Shell plc, Class A (m)	192,594
4,230	Unilever N.V. CVA (m)	140,967

	Total Netherlands	428,421

	New Zealand — 0.5%
14,721	Telecom Corp. of New Zealand Ltd. (m)	25,670

	Norway — 0.5%
901	Algeta ASA (a) (m)	23,248

	Singapore — 0.3%
4,000	SembCorp Marine Ltd. (m)	15,726

	South Korea — 1.7%
89	Samsung Electronics Co., Ltd. (m)	87,637

	Spain — 0.9%
545	Inditex S.A. (m)	47,626

	Sweden — 2.6%
1,534	Atlas Copco AB, Class A (m)	36,578
1,667	Swedbank AB, Class A (m)	23,995
7,505	Telefonaktiebolaget LM Ericsson, Class B (m)	69,843

	Total Sweden	130,416

	Switzerland — 6.3%
3,052	ABB Ltd. (a) (m)	63,695
1,006	Cie Financiere Richemont S.A., Class A (m)	57,177
1,193	Nestle S.A. (m)	68,459
454	Roche Holding AG (m)	77,023
895	Swiss Re AG (a) (m)	48,704

	Total Switzerland	315,058

	Taiwan — 1.0%
7,761	Hon Hai Precision Industry Co., Ltd., Reg. S., GDR (m)	50,495

	United Arab Emirates — 0.4%
4,262	Lamprell plc (m)	20,137

	United Kingdom — 20.3%
1,330	Associated British Foods plc (m)	24,190
5,413	BG Group plc (m)	121,969
11,870	BP plc (m)	89,293
656	British American Tobacco plc (m)	30,208
7,963	BT Group plc (m)	25,618
4,196	Cairn Energy plc (a) (m)	18,698
12,465	Centrica plc (m)	57,714
3,504	GlaxoSmithKline plc (m)	77,942
7,189	HSBC Holdings plc (m)	60,065
1,170	Intercontinental Hotels Group plc (m)	23,859
73,322	Lloyds Banking Group plc (a) (m)	35,457
1,359	National Grid plc (m)	13,533
1,983	Pearson plc (m)	36,718
2,668	Premier Farnell plc (m)	8,704
6,258	Prudential plc (m)	69,220
1,991	Rio Tinto plc (m)	119,940
1,660	Rolls-Royce Holdings plc (a) (m)	19,276
387	SABMiller plc (m)	14,709
4,186	Standard Chartered plc (m)	101,167
150	Tullow Oil plc (m)	3,295
25,645	Vodafone Group plc (m)	69,169

	Total United Kingdom	1,020,744

	Total Common Stocks
	(Cost $4,791,126)	4,889,846

Preferred Stocks — 1.9%

	Germany — 1.9%
495	Henkel AG & Co. KGaA (m)	30,584
357	Volkswagen AG (m)	63,454

	Total Preferred Stocks
	(Cost $61,826)	94,038

	Total Investments — 99.1%
	(Cost $4,852,952)	4,983,884
	Other Assets in Excess of
	Liabilities — 0.9%	44,241

	NET ASSETS — 100.0%	$5,028,125

Percentages indicated are based on net assets.

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2012 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	10.5%
Pharmaceuticals	9.8
Commercial Banks	8.0
Automobiles	4.8
Food Products	4.7
Electrical Equipment	3.9
Insurance	3.9
Metals & Mining	3.5
Real Estate Management & Development	3.4
Hotels, Restaurants & Leisure	2.9
Semiconductors & Semiconductor Equipment	2.6
Wireless Telecommunication Services	2.5
Multi-Utilities	2.3
Diversified Telecommunication Services	2.2
Diversified Financial Services	2.0
Specialty Retail	1.9
Gas Utilities	1.9
Computers & Peripherals	1.7
Tobacco	1.7
Real Estate Investment Trusts (REITs)	1.7
Electronic Equipment, Instruments & Components	1.6
Machinery	1.6
Trading Companies & Distributors	1.5
Communications Equipment	1.4
Electric Utilities	1.2
Multiline Retail	1.2
Office Electronics	1.2
Professional Services	1.2
Textiles, Apparel & Luxury Goods	1.1
Industrial Conglomerates	1.1
Aerospace & Defense	1.1
Chemicals	1.1
Building Products	1.1
Paper & Forest Products	1.0
Others (each less than 1.0%)	6.7

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
7,744	EUR
10,035	for CAD State Street Corp.		04/03/12	$9,994	#	$10,131	#	$137
7,668	EUR
10,039	for CAD Westpac Banking Corp.		04/03/12	9,998	#	10,032	#	34
7,736	EUR
6,407	for GBP Westpac Banking Corp.		04/03/12	10,091	#	10,121	#	30
11,938	EUR
117,723	for HKD Credit Suisse International		04/03/12	15,181	#	15,618	#	437
11,792	EUR
1,180,917	for JPY Credit Suisse International		04/03/12	15,505	#	15,427	#	(78)
757,971	JPY
9,367	for CHF Westpac Banking Corp.		04/03/12	10,186	#	9,952	#	(234)
6,329	GBP
7,643	for EUR Morgan Stanley		04/03/12	9,999	#	9,969	#	(30)
94,468	HKD
9,564	for EUR Citibank, N.A.		04/03/12	12,512	#	12,182	#	(330)
389,000	AUD	Royal Bank of Canada	04/03/12	394,861		410,212		15,351
114,941	CHF	Royal Bank of Canada	04/03/12	120,816		124,992		4,176
141,693	DKK	Westpac Banking Corp.	04/03/12	24,397		24,943		546
16,122	EUR	Deutsche Bank AG	04/03/12	20,611		21,093		482
11,649	EUR	Citibank, N.A.	04/03/12	14,843		15,240		397
6,531	GBP	Credit Suisse International	04/03/12	10,169		10,286		117
6,390	GBP	Westpac Banking Corp.	04/03/12	9,820		10,064		244
1,326,399	JPY	Credit Suisse International	04/03/12	17,248		17,415		167
239,837	NOK	Credit Suisse International	04/03/12	40,181		40,780		599
749,124	SEK	State Street Corp.	04/03/12	107,826		109,822		1,996
139,212	SGD	Deutsche Bank AG	04/03/12	107,600		110,679		3,079
				$961,838		$988,958		$27,120

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
17,750	AUD	Deutsche Bank AG	04/03/12	$18,065	$18,717	$(652)
32,551	CAD	Royal Bank of Canada	04/03/12	31,881	32,418	(537)
6,115	EUR	Citibank, N.A.	04/03/12	7,802	8,000	(198)
115,941	EUR	Credit Suisse International	04/03/12	148,372	151,682	(3,310)
193,989	GBP	Deutsche Bank AG	04/03/12	300,468	305,536	(5,068)
4,905	GBP	Citibank, N.A.	04/03/12	7,606	7,725	(119)
5,033	GBP	Credit Suisse International	04/03/12	7,879	7,927	(48)
285,204	HKD	Westpac Banking Corp.	04/03/12	36,723	36,778	(55)
585,230	JPY	Westpac Banking Corp.	04/03/12	7,589	7,684	(95)
18,263,449	JPY	Credit Suisse International	04/03/12	237,189	239,794	(2,605)
64,547	NOK	State Street Corp.	04/03/12	10,716	10,975	(259)
21,285	NZD	State Street Corp.	04/03/12	16,546	17,503	(957)
71,522	SEK	Royal Bank of Canada	04/03/12	10,573	10,485	88
86,413	SEK	Credit Suisse International	04/03/12	12,630	12,668	(38)
18,324	SGD	Union Bank of Switzerland AG	04/03/12	14,330	14,568	(238)
				$868,369	$882,460	$(14,091)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/12 of the currency being sold, and the value at 01/31/12 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norweigan Krone
NZD	—	New Zealand Dollar

Reg. S	—	Security was purchase pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
(a)	—	Non-income producing security.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $ 4,872,040 and 97.8%, respectively.

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

Portfolio Swap* Outstanding at January 31, 2012

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
UBS	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	12/31/15	(35,955)

Total			$(35,955)

*	See the accompanying “Additional Information – Portfolio Swap” for further details.

JPMorgan International Opportunities Plus Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAP

AS OF JANUARY 31, 2012 (Unaudited)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)(a)	CURRENT VALUE($)(b)	VALUE($)(c)
Long Positions
France — 1.5%
Cap Gemini S.A.	17,042	17,159	117
GDF Suez	44,626	45,137	511
Sodexo	11,703	12,617	914

	73,371	74,913	1,542

Germany — 0.8%
Bayer AG	12,838	14,847	2,009
E.ON AG	114	107	(7)
Gerresheimer AG	24,110	27,338	3,228

	37,062	42,292	5,230

Hong Kong — 0.6%
Belle International Holdings Ltd.	19,811	16,247	(3,564)
Sun Hung Kai Properties Ltd.	12,472	13,849	1,377

	32,283	30,096	(2,187)

Ireland — 0.4%
Experian plc	1,648	1,747	99
Shire plc	16,140	17,423	1,283

	17,788	19,170	1,382

Italy — 0.2%
Snam Rete Gas S.p.A.	12,250	11,986	(264)

Japan — 5.4%
Canon, Inc.	9,195	8,633	(562)
Dentsu, Inc.	25,190	26,733	1,543
Fujitsu Ltd.	11,178	10,680	(498)
H20 Retailing Corp.	22,474	23,498	1,024
Izumi Co., Ltd.	23,965	28,276	4,311
Japan Tobacco, Inc.	20,756	19,680	(1,076)
Mitsubishi Electric Corp.	9,643	8,974	(669)
Mitsui & Co., Ltd.	16,813	18,675	1,862
Murata Manufacturing Co., Ltd.	34,545	34,361	(184)
Nippon Sheet Glass Co., Ltd.	13,540	12,123	(1,417)
Nippon Telegraph & Telephone Corp.	31,724	29,992	(1,732)
Nomura Real Estate Residential Fund, Inc.	22,298	22,763	465
TOTO Ltd.	23,211	24,442	1,231

	264,532	268,830	4,298

Netherlands — 1.2%
European Aeronautic Defence and Space Co. Inc.	10,538	12,664	2,126
ING Groep N.V., CVA (e)	24,868	27,641	2,773
Koninklijke KPN N.V.	10,807	9,536	(1,271)
Royal Dutch Shell plc, Class A	10,661	11,264	603

	56,874	61,105	4,231

Switzerland — 1.3%
Kuehne + Nagel International AG	23,511	24,887	1,376
Nestle S.A.	39,268	40,916	1,648

	62,779	65,803	3,024

United Kingdom — 7.4%
Brammer plc (e)	13,801	15,417	1,616
British American Tobacco plc	84,680	86,233	1,553
GlaxoSmithKline plc	36,114	36,372	258
HSBC Holdings plc	48,626	47,269	(1,357)
Intercontinental Hotels Group plc	48,633	54,685	6,052
Premier Farnell plc	14,707	17,379	2,672
Robert Walters plc	14,320	13,971	(349)
Tullow Oil plc	37,385	37,039	(346)
Vodafone Group plc	62,982	62,235	(747)

	361,248	370,600	9,352

Total Long Positions of Portfolio Swap	918,187	944,795	26,608

Short Positions
Australia — 1.1%
Newcrest Mining Ltd.	20,284	20,405	(121)
Telstra Corp. Ltd.	10,607	11,394	(787)
Woolworths Ltd.	20,223	21,055	(832)

	51,114	52,854	(1,740)

Austria — 0.8%
Raiffessen Bank International AG	15,454	19,793	(4,339)
Verbund AG	19,737	19,806	(69)

	35,191	39,599	(4,408)

Bermuda — 0.3%
Catlin Group Ltd.	14,260	14,763	(503)

Denmark — 0.4%
William Demant Holding A/S (e)	19,475	21,368	(1,893)

Finland — 0.8%
Cargotec OYJ	21,222	20,574	648
Ramirent OYJ	14,819	19,484	(4,665)

	36,041	40,058	(4,017)

France — 1.9%
Cie Generale d’Optique Essilor International S.A.	13,434	14,357	(923)
Faurecia	20,383	20,141	242
LVMH Moet Hennessy Louis Vuitton S.A.	18,702	19,725	(1,023)
Renault S.A.	22,102	23,641	(1,539)
Tecnicas Reunidas S.A.	19,606	18,808	798

	94,227	96,672	(2,445)

Germany — 1.2%
Beiersdorf AG	17,490	19,213	(1,723)
Daimler AG	19,085	22,203	(3,118)
Symrise AG	14,455	16,805	(2,350)

	51,030	58,221	(7,191)

Hong Kong — 1.2%
ASM Pacific Technology Ltd.	18,842	21,877	(3,035)
China Dongxiang Group Co. (e)	23,839	22,123	1,716
Wynn Macau Ltd.	17,743	18,456	(713)

	60,424	62,456	(2,032)

Japan — 4.8%
Daiichi Sankyo Co., Ltd.	17,820	17,133	687
Dainippon Sumitomo Pharma Co., Ltd.	19,293	19,605	(312)
FANUC Corp.	19,176	19,669	(493)
Hirose Electric Co., Ltd.	19,969	19,207	762
Konica Minolta Holdings, Inc.	19,024	18,204	820
Kurita Water Industries Ltd.	20,067	19,011	1,056
Mitsubishi Motors Corp. (e)	24,797	21,727	3,070
NKSJ Holdings, Inc.	19,806	20,665	(859)
Nomura Holdings, Inc.	19,381	21,231	(1,850)
Sharp Corp.	9,643	8,607	1,036
Taiyo Yuden Co., Ltd.	18,769	20,701	(1,932)
Takeda Pharmaceutical Co., Ltd.	18,578	17,371	1,207
Yamaha Motor Co., Ltd.	17,904	17,192	712

	244,227	240,323	3,904

Netherlands — 1.1%
Eurocommercial Properties N.V.	23,139	20,659	2,480
Heineken N.V.	18,187	18,295	(108)
Wolters Kluwer N.V.	13,810	14,812	(1,002)

	55,136	53,766	1,370

Singapore — 0.4%
StarHub Ltd.	20,177	20,249	(72)

Sweden — 1.1%
Electrolux AB, Series B	22,686	23,207	(521)
Hennes & Mauritz AB, Class B	18,835	19,741	(906)
Skanska AB, Class B	13,213	14,670	(1,457)

	54,734	57,618	(2,884)

Switzerland — 0.7%
Schindler Holding AG	18,068	18,750	(682)
Swatch Group AG (The)	14,533	15,166	(633)

	32,601	33,916	(1,315)

Turkey — 0.4%
Turkiye Garanti Bankasi AS	20,183	17,983	2,200

United Kingdom — 3.7%
Amlin plc	14,177	15,264	(1,087)
Capital Shopping Centres Group plc	19,310	19,353	(43)
Firstgroup plc	13,111	12,169	942
GKN plc	18,496	20,372	(1,876)
Hays plc	19,463	17,534	1,929
Intertek Group plc	9,618	9,885	(267)
Marston’s plc	24,349	24,823	(474)
Misys plc (e)	13,782	14,638	(856)
PZ Cussons plc	20,262	16,804	3,458
Smiths Group plc	13,618	13,660	(42)
TUI Travel plc	20,763	23,269	(2,506)

	186,949	187,771	(822)

Total Short Positions	$975,769	997,617	(21,848)

Total of Long and Short Positions of Portfolio Swap	(57,582)	(52,822)	4,760

Cash and Other Receivables (d)			(41,192)
Financing Costs			(813)
Net Dividends			1,290

Net Swap Contract, at value			$(35,955)

Percentages indicated are based on net assets.

NOTES TO ADDITIONAL INFORMATION – PORTFOLIO SWAP:

CVA -	Dutch Certification

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Current value represents market value of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(c)	Value represents the unrealized gain (loss) of the positions.
(d)	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.
(e)	Non-income producing security.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$410,253
Aggregate gross unrealized depreciation	(279,321)

Net unrealized appreciation/depreciation	$130,932

Federal income tax cost of investments	$4,852,952

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) :

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$53,219	$4,930,665	$—	$4,983,884

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	27,880	—	27,880

Total Appreciation in Other Financial Instruments	$—	$27,880	$—	$27,880

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(14,851)	—	(14,851)
Swaps	—	(35,955)	—	(35,955)

Total Depreciation in Other Financial Instruments	$—	$(50,806)	$—	$(50,806)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a Canadian common stock. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.6%
		Australia — 19.1%
1,299		BGP Holdings Beneficial Interest Share (a) (f) (i)	—
368		CFS Retail Property Trust (m)	670
1,905		Commonwealth Property Office Fund (m)	1,962
2,903		Dexus Property Group (m)	2,743
4,003		Goodman Group (m)	2,722
424		GPT Group (m)	1,392
1,489		Mirvac Group (m)	1,952
939		Stockland (m)	3,351
983		Westfield Group (m)	8,865
991		Westfield Retail Trust (m)	2,657

			26,314

		Canada — 8.8%
217		Brookfield Properties Corp. (m)	3,754
71		Canadian Real Estate Investment Trust (m)	2,619
34		Dundee Real Estate Investment Trust (m)	1,128
206		First Capital Realty, Inc. (m)	3,672
34		RioCan REIT (m)	890

			12,063

		China — 0.4%
482		Agile Property Holdings Ltd. (m)	536

		Finland — 1.3%
261		Sponda OYJ (m)	1,120
136		Technopolis OYJ (m)	639

			1,759

		France — 6.4%
64		Klepierre (m)	1,929
36		Unibail-Rodamco SE (m)	6,859

			8,788

		Hong Kong — 23.9%
2,190		China Overseas Land & Investment Ltd. (m)	4,063
1,984		China Resources Land Ltd. (m)	3,496
877		Hang Lung Properties Ltd. (m)	3,011
167		Henderson Land Development Co., Ltd. (m)	905
559		Hongkong Land Holdings Ltd. (m)	2,873
516		Link REIT (The) (m)	1,878
1,501		New World Development Ltd. (m)	1,642
1,553		Sino Land Co., Ltd. (m)	2,587
786		Sun Hung Kai Properties Ltd. (m)	10,875
276		Wharf Holdings Ltd. (m)	1,567

			32,897

		Japan — 16.6%
–	(h)	Daiwahouse Residential Investment Corp. (m)	557
–	(h)	Frontier Real Estate Investment Corp. (m)	1,290
–	(h)	Japan Real Estate Investment Corp. (m)	2,733
–	(h)	Kenedix Realty Investment Corp. (m)	1,360
459		Mitsubishi Estate Co., Ltd. (m)	7,347
345		Mitsui Fudosan Co., Ltd. (m)	5,693
–	(h)	Nippon Building Fund, Inc. (m)	1,177
17		Sumitomo Realty & Development Co., Ltd. (m)	324
–	(h)	Tokyu REIT, Inc. (m)	2,341

			22,822

		Netherlands — 5.3%
102		Corio N.V. (m)	4,736
24		Eurocommercial Properties N.V. (m)	832
26		Vastned Retail N.V. (m)	1,156
9		Wereldhave N.V. (m)	648

			7,372

		Norway — 0.5%
463		Norwegian Property ASA (m)	667

		Singapore — 6.7%
2,918		CapitaCommercial Trust (m)	2,487
2,279		CapitaLand Ltd. (m)	4,752
909		CapitaMalls Asia Ltd. (m)	954
128		City Developments Ltd. (m)	1,001

			9,194

		United Kingdom — 9.6%
629		British Land Co. plc (m)	4,852
91		Hammerson plc (m)	545
277		Helical Bar plc (m)	808
350		Land Securities Group plc (m)	3,726
1,131		London & Stamford Property plc (m)	1,873
389		Segro plc (m)	1,348

			13,152

		Total Common Stocks (Cost $134,487)	135,564

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrant —0.0%
	Netherlands — 0.0%
29	Nieuwe Steen Investments N.V., expiring 04/01/13 (a) (Cost $–)	—

SHARES
Short-Term Investment — 1.0%
	Investment Company — 1.0%
1,436	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $1,436)	1,436

	Total Investments — 99.6% (Cost $135,923)	137,000
	Other Assets in Excess of Liabilities — 0.4%	495

	NET ASSETS — 100.0%	$137,495

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Real Estate Management & Development	45.5%
Diversified	34.4
Shopping Centers	12.7
Office Property	6 .0
Others (each less than 1.0%)	0 .4
Short-Term Investment	1 .0

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
325,741	AUD
253,865	for EUR	Union Bank of Switzerland AG	03/14/12	$332	#	$344	#	$12
383,389	CAD
368,936	for AUD	Credit Suisse International	03/14/12	390	#	382	#	(8)
241,895	CAD
233,105	for AUD	State Street Corp.	03/14/12	246	#	241	#	(5)
336,174	CAD
254,943	for EUR	Credit Suisse International	03/14/12	334	#	335	#	1
244,312	CAD
1,869,776	for HKD	State Street Corp.	03/14/12	241	#	243	#	2

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
648,067 4,933,110	CAD for HKD	Union Bank of Switzerland AG	03/14/12	$636	#	$646	#	$10
461,491	CHF
382,679	for EUR	Royal Bank of Canada	03/14/12	501	#	502	#	1
429,091	EUR
539,565	for AUD	State Street Corp.	03/14/12	570	#	561	#	(9)
544,433	EUR
737,691	for CAD	Westpac Banking Corp.	03/14/12	734	#	712	#	(22)
402,384	EUR
4,004,138	for HKD	Barclays Bank plc	03/14/12	517	#	527	#	10
175,066	GBP
271,355	for AUD	State Street Corp.	03/14/12	287	#	276	#	(11)
247,600	GBP
29,404,152	for JPY	Morgan Stanley	03/14/12	386	#	390	#	4
242,721	GBP
29,485,650	for JPY	Westpac Banking Corp.	03/14/12	386	#	382	#	(4)
4,330,383	HKD
357,460	for GBP	Credit Suisse International	03/14/12	563	#	558	#	(5)
5,966,964	HKD
58,847,392	for JPY	Barclays Bank plc	03/14/12	773	#	770	#	(3)
39,718,978	JPY
528,231	for CAD	HSBC Bank, N.A.	03/14/12	526	#	521	#	(5)
35,413,231	JPY
470,000	for CAD	Westpac Banking Corp.	03/14/12	469	#	465	#	(4)
36,043,928	JPY
3,617,198	for HKD	Barclays Bank plc	03/14/12	466	#	473	#	7
713,498	SGD
4,280,579	for HKD	Citibank, N.A.	03/14/12	552	#	567	#	15
705,839	AUD	Westpac Banking Corp.	03/14/12	734		746		12
5,826,728	CAD	Citibank, N.A.	03/14/12	5,677		5,806		129
631,415	CAD	Westpac Banking Corp.	03/14/12	630		629		(1)
2,556,355	CHF	Union Bank of Switzerland AG	03/14/12	2,746		2,779		33
443,925	EUR	Barclays Bank plc	03/14/12	567		581		14
423,845	EUR	Goldman Sachs International	03/14/12	551		555		4
935,243	EUR	Westpac Banking Corp.	03/14/12	1,233		1,223		(10)
790,405	GBP	Barclays Bank plc	03/14/12	1,232		1,245		13
334,808	GBP	Royal Bank of Scotland	03/14/12	522		528		6
14,102,644	HKD	Westpac Banking Corp.	03/14/12	1,814		1,818		4
94,149,319	JPY	Goldman Sachs International	03/14/12	1,213		1,236		23
28,430,210	JPY	Westpac Banking Corp.	03/14/12	370		373		3
17,613,709	SEK	Morgan Stanley	03/14/12	2,569		2,584		15
1,201,296	SGD	State Street Corp.	03/14/12	948		955		7
				$29,715		$29,953		$238

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,893,218	AUD	Westpac Banking Corp.	03/14/12	$3,899	$4,115	$(216)
319,923	CAD	Goldman Sachs International	03/14/12	307	319	(12)

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
631,523	EUR	Citibank, N.A.	03/14/12	$833	$826	$7
1,991,589	EUR	Royal Bank of Canada	03/14/12	2,639	2,606	33
1,068,783	GBP	Barclays Bank plc	03/14/12	1,660	1,684	(24)
387,826	GBP	Credit Suisse International	03/14/12	607	611	(4)
3,673,534	HKD	Goldman Sachs International	03/14/12	472	474	(2)
5,422,608	HKD	Royal Bank of Canada	03/14/12	698	699	(1)
13,243,157	HKD	State Street Corp.	03/14/12	1,706	1,708	(2)
1,362,993	HKD	Westpac Banking Corp.	03/14/12	175	176	(1)
18,002,179	JPY	Morgan Stanley	03/14/12	234	236	(2)
135,556,300	JPY	Royal Bank of Canada	03/14/12	1,744	1,779	(35)
2,278,031	NOK	Morgan Stanley	03/14/12	390	387	3
637,519	SGD	Deutsche Bank AG	03/14/12	509	506	3
512,610	SGD	State Street Corp.	03/14/12	396	408	(12)
				$16,269	$16,534	$(265)

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/12 of the currency being sold, and the value at 01/31/12 is the U.S. Dollar market value of the currency being purchased.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of $0 which amounts to 0.0% of total investments.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $123,501,000 and 90.1%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,394
Aggregate gross unrealized depreciation	(5,317)

Net unrealized appreciation/depreciation	$1,077

Federal income tax cost of investments	$135,923

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

			Level 2	Level 3
	Level 1		Other significant observable	Significant unobservable
	Quoted prices		inputs	inputs		Total
Investments in Securities
Common Stocks
Australia	$—		$26,314	$—	(a)	$26,314
Canada	12,063		—	—		12,063
China	—		536	—		536
Finland	—		1,759	—		1,759
France	—		8,788	—		8,788
Hong Kong	—		32,897	—		32,897
Japan	—		22,822	—		22,822
Netherlands	—		7,372	—		7,372
Norway	—		667	—		667
Singapore	—		9,194	—		9,194
United Kingdom	—		13,152	—		13,152

Total	12,063		123,501	—	(a)	135,564

Warrant
Netherlands	—	(a)	—	—		—	(a)
Short-Term Investment
Investment Company	1,436		—	—		1,436

Total Investments in Securities	$13,499		$123,501	$—	(a)	$137,000

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$371	$—		$371

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$(398)	$—		$(398)

(a)	Security has zero value.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/2011		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases1	Sales2	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/2012
Investments in Securities
Common Stocks - Australia	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)

Total	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)

(a)	Security has a zero value.

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $0.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.5%
	Belgium — 1.8%
950	Anheuser-Busch InBev N.V. (m)	57,761

	Brazil — 1.2%
1,850	Cia Energetica de Minas Gerais, ADR (m)	37,444

	Canada — 6.0%
770	Canadian National Railway Co. (m)	58,078
850	Canadian Natural Resources Ltd. (m)	33,671
2,040	Potash Corp of Saskatchewan, Inc. (m)	95,581

		187,330

	China — 1.2%
11,200	Sands China Ltd. (a) (m)	37,734

	France — 8.3%
371	LVMH Moet Hennessy Louis Vuitton S.A. (m)	60,103
603	Pernod-Ricard S.A. (m)	58,004
1,375	Schneider Electric S.A. (m)	85,612
618	Technip S.A. (m)	58,217

		261,936

	Germany — 10.1%
903	Bayer AG (m)	63,433
423	Fresenius Medical Care AG & Co. KGaA (m)	30,242
923	Henkel AG & Co. KGaA (m)	48,046
579	Kabel Deutschland Holding AG (a) (m)	30,247
380	Linde AG (m)	60,428
1,435	SAP AG (m)	86,763

		319,159

	Hong Kong — 1.1%
21,000	Belle International Holdings Ltd. (m)	34,053

	India — 3.1%
2,165	HDFC Bank Ltd., ADR (m)	67,180
570	Infosys Ltd., ADR (m)	31,344

		98,524

	Indonesia — 1.5%
5,500	Astra International Tbk PT (m)	48,160

	Ireland — 3.1%
8,218	WPP plc (m)	96,749

	Japan — 11.6%
1,500	FamilyMart Co., Ltd. (m)	60,849
600	FANUC Corp. (m)	101,021
200	Fast Retailing Co., Ltd. (m)	39,864
3,000	ITOCHU Corp. (m)	32,668
13	Japan Tobacco, Inc. (m)	64,193
2,400	Komatsu Ltd. (m)	67,683

		366,278

	Netherlands — 2.8%
2,440	Royal Dutch Shell plc, Class A (m)	86,767

	South Africa — 3.9%
3,400	MTN Group Ltd. (m)	57,847
680	Naspers Ltd., Class N (m)	34,001
950	Tiger Brands Ltd. (m)	30,564

		122,412

	South Korea — 3.1%
200	Samsung Electronics Co., Ltd., Reg. S, GDR (e) (m)	98,545

	Sweden — 1.5%
2,003	Atlas Copco AB, Class A (m)	47,761

	Switzerland — 4.6%
1,568	Novartis AG (m)	85,101
95	Syngenta AG (a) (m)	28,849
1,853	Xstrata plc (m)	31,540

		145,490

	Taiwan — 3.1%
6,875	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	96,800

	United Kingdom — 28.5%
4,061	BG Group plc (m)	91,505
1,870	British American Tobacco plc (m)	86,110
2,936	Burberry Group plc (m)	62,220
2,613	GlaxoSmithKline plc (m)	58,123
8,000	HSBC Holdings plc (m)	66,955
1,872	Intertek Group plc (m)	62,395
9,476	Meggitt plc (m)	54,293
5,876	Prudential plc (m)	64,995
1,663	Rio Tinto plc (m)	100,182
3,933	Standard Chartered plc (m)	95,052
1,330	Tullow Oil plc (m)	29,213
1,351	Unilever plc (m)	43,660
20,853	Vodafone Group plc (m)	56,244
903	Weir Group plc (The) (m)	27,898

		898,845

	Total Common Stocks (Cost $2,877,080)	3,041,748

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Preferred Stock — 1.9%
	Germany — 1.9%
342	Volkswagen AG (m) (Cost $58,679)	60,788

	Total Investments — 98.4% (Cost $2,935,759)	3,102,536
	Other Assets in Excess of Liabilities — 1.6%	49,982

	NET ASSETS — 100.0%	$3,152,518

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Machinery	7.9%
Oil, Gas & Consumable Fuels	7.8
Commercial Banks	7.4
Pharmaceuticals	6.7
Semiconductors & Semiconductor Equipment	6.3
Chemicals	6.0
Media	5.2
Tobacco	4.8
Metals & Mining	4.2
Textiles, Apparel & Luxury Goods	3.9
Beverages	3.7
Wireless Telecommunication Services	3.7
Automobiles	3.5
Software	2.8
Electrical Equipment	2.8
Food Products	2.4
Specialty Retail	2.4
Insurance	2.1
Professional Services	2.0
Food & Staples Retailing	2.0
Energy Equipment & Services	1.9
Road & Rail	1.9
Aerospace & Defense	1.7
Household Products	1.5
Hotels, Restaurants & Leisure	1.2
Electric Utilities	1.2
Trading Companies & Distributors	1.0
IT Services	1.0
Health Care Providers & Services	1.0

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $2,583,892 and 83.3%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$184,252
Aggregate gross unrealized depreciation	(17,475)

Net unrealized appreciation/depreciation	$166,777

Federal income tax cost of investments	$2,935,759

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$57,761	$—	$57,761
Brazil	—	37,444	—	37,444
Canada	187,330	—	—	187,330
China	—	37,734	—	37,734
France	—	261,936	—	261,936
Germany	—	319,159	—	319,159
Hong Kong	—	34,053	—	34,053
India	—	98,524	—	98,524
Indonesia	—	48,160	—	48,160
Ireland	—	96,749	—	96,749
Japan	—	366,278	—	366,278
Netherlands	—	86,767	—	86,767
South Africa	—	122,412	—	122,412
South Korea	—	98,545	—	98,545
Sweden	—	47,761	—	47,761
Switzerland	—	145,490	—	145,490
Taiwan	—	96,800	—	96,800
United Kingdom	—	898,845	—	898,845

Total Common Stocks	187,330	2,854,418	—	3,041,748

Preferred Stock
Germany	—	60,788	—	60,788

Total Investments in Securities	$187,330	$2,915,206	$—	$3,102,536

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.6%
	Australia — 1.9%
1,684	Australia & New Zealand Banking Group Ltd. (m)	38,312

	Belgium — 1.0%
203	Solvay S.A. (m)	20,078

	Canada — 0.8%
714	First Quantum Minerals Ltd. (m)	15,639

	China — 2.1%
29,824	China Construction Bank Corp., Class H (m)	23,805
9,495	CNOOC Ltd. (m)	19,343

		43,148

	Finland — 1.3%
949	Ruukki Group OYJ (a) (m)	1,217
1,972	UPM-Kymmene OYJ (m)	25,353

		26,570

	France — 9.7%
510	BNP Paribas S.A. (m)	21,710
391	Cie de St-Gobain (m)	17,441
1,147	GDF Suez (m)	31,231
121	PPR (m)	19,098
509	Sanofi (m)	37,727
503	Schneider Electric S.A. (m)	31,336
359	Sodexo (m)	26,636
891	Suez Environnement Co. (m)	11,410

		196,589

	Germany — 9.1%
370	Allianz SE (m)	40,840
350	BASF SE (m)	26,995
693	Bayer AG (m)	48,706
191	Bayerische Motoren Werke AG (m)	16,400
338	Deutsche Boerse AG (a) (m)	19,987
1,530	E.ON AG (m)	32,834

		185,762

	Hong Kong — 1.5%
3,285	Hutchison Whampoa Ltd. (m)	31,182

	Ireland — 0.6%
928	Experian plc (m)	12,594

	Israel — 0.9%
409	Teva Pharmaceutical Industries Ltd., ADR (m)	18,453

	Italy — 3.4%
1,334	ENI S.p.A. (m)	29,546
6,066	Snam Rete Gas S.p.A. (m)	27,348
2,525	UniCredit S.p.A. (m)	12,593

		69,487

	Japan — 21.3%
1,586	Amada Co., Ltd. (m)	10,994
792	Asahi Group Holdings Ltd. (m)	17,560
732	Bridgestone Corp. (m)	16,747
595	Canon, Inc. (m)	25,541
243	East Japan Railway Co. (m)	15,778
6,181	Fujitsu Ltd. (m)	33,085
855	Honda Motor Co., Ltd. (m)	29,521
6	Japan Tobacco, Inc. (m)	31,420
3,259	JX Holdings, Inc. (m)	19,761
3	KDDI Corp. (m)	20,918
2,513	Marubeni Corp. (m)	17,380
1,790	Mitsubishi Electric Corp. (m)	16,116
704	Mitsui & Co., Ltd. (m)	11,974
2,724	Nippon Sheet Glass Co., Ltd. (m)	5,509
646	Nippon Telegraph & Telephone Corp. (m)	32,382
3,967	Nissan Motor Co., Ltd. (m)	37,578
2,694	Sumitomo Corp. (m)	38,834
1,650	Sumitomo Mitsui Financial Group, Inc. (m)	52,771

		433,869

	Luxembourg — 0.9%
869	ArcelorMittal (m)	17,851

	Netherlands — 6.8%
865	European Aeronautic Defence and Space Co., N.V. (m)	29,085
1,941	ING Groep N.V. CVA (a) (m)	17,710
476	Koninklijke KPN N.V. (m)	5,223
1,971	Royal Dutch Shell plc, Class A (m)	69,911
522	Unilever N.V. CVA (m)	17,390

		139,319

	New Zealand — 0.8%
8,985	Telecom Corp. of New Zealand Ltd. (m)	15,668

	South Africa — 0.5%
2,364	African Bank Investments Ltd. (m)	11,013

	South Korea — 2.3%
913	KT Corp., ADR (m)	13,600
33	Samsung Electronics Co., Ltd. (m)	32,850

		46,450

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Spain — 2.8%
2,783	Banco Bilbao Vizcaya Argentaria S.A. (m)	24,420
1,178	Repsol YPF S.A. (m)	32,491

		56,911

	Sweden — 3.2%
3,483	Nordea Bank AB (m)	29,240
718	Swedbank AB, Class A (m)	10,335
2,824	Telefonaktiebolaget LM Ericsson, Class B (m)	26,279

		65,854

	Switzerland — 4.2%
442	Credit Suisse Group AG (a) (m)	11,489
280	Holcim Ltd. (a) (m)	16,041
187	Roche Holding AG (m)	31,672
476	Swiss Re AG (a) (m)	25,929

		85,131

	Taiwan — 0.8%
4,904	Hon Hai Precision Industry Co., Ltd. (m)	15,816

	United Kingdom — 21.7%
8,124	Barclays plc (m)	27,240
5,768	BP plc (m)	43,392
715	British American Tobacco plc (m)	32,911
4,320	BT Group plc (m)	13,898
2,940	Cairn Energy plc (a) (m)	13,103
5,767	Centrica plc (m)	26,700
1,629	GlaxoSmithKline plc (m)	36,241
5,697	HSBC Holdings plc (m)	47,600
1,038	Intercontinental Hotels Group plc (m)	21,158
4,039	International Power plc (m)	21,377
14,610	Lloyds Banking Group plc (a) (m)	7,065
491	Petropavlovsk plc (m)	5,874
3,867	Prudential plc (m)	42,769
418	SABMiller plc (m)	15,879
681	Standard Chartered plc (m)	16,467
25,559	Vodafone Group plc (m)	68,936

		440,610

	Total Common Stocks (Cost $1,909,457)	1,986,306

Preferred Stock — 1.1%
	Germany — 1.1%
122	Volkswagen AG (m) (Cost $11,176)	21,658

Short-Term Investment — 1.1%
	Investment Company — 1.1%
22,477	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $22,477)	22,477

	Total Investments — 99.8% (Cost $1,943,110)	2,030,441
	Other Assets in Excess of Liabilities — 0.2%	4,912

	NET ASSETS — 100.0%	$2,035,353

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	15.3%
Oil, Gas & Consumable Fuels	11.2
Pharmaceuticals	8.5
Insurance	5.4
Automobiles	5.2
Wireless Telecommunication Services	4.4
Diversified Telecommunication Services	4.0
Multi-Utilities	3.4
Trading Companies & Distributors	3.4
Tobacco	3.2
Diversified Financial Services	2.4
Hotels, Restaurants & Leisure	2.4
Electrical Equipment	2.3
Chemicals	2.3
Metals & Mining	2.0
Beverages	1.6
Computers & Peripherals	1.6
Semiconductors & Semiconductor Equipment	1.6
Electric Utilities	1.6
Industrial Conglomerates	1.5
Aerospace & Defense	1.4
Gas Utilities	1.3
Communications Equipment	1.3
Office Electronics	1.3
Paper & Forest Products	1.2
Building Products	1.1
Independent Power Producers & Energy Traders	1.1
Others (each less than 1.0%)	6.9
Short-Term Investment	1.1

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
3,116,458	EUR
2,605,639	for GBP	Credit Suisse International	02/23/12	$4,105	#	$4,076	#	$(29)
3,040,876	EUR
297,768,931	for JPY	Citibank, N.A.	02/23/12	3,908	#	3,978	#	70
3,697,635	EUR
6,435,767	for NZD	BNP Paribas	02/23/12	5,306	#	4,837	#	(469)
5,772,744	GBP
6,715,507	for EUR	Credit Suisse International	02/23/12	8,784	#	9,095	#	311
3,906,936	GBP
4,669,832	for EUR	Royal Bank of Canada	02/23/12	6,109	#	6,156	#	47
1,837,969	GBP
2,187,433	for EUR	Westpac Banking Corp.	02/23/12	2,862	#	2,896	#	34
9,619,623	GBP
1,172,266,499	for JPY	Morgan Stanley	02/23/12	15,383	#	15,156	#	(227)
3,149,057	GBP
6,402,931	for NZD	BNP Paribas	02/23/12	5,279	#	4,961	#	(318)
5,582,429	GBP
59,459,975	for SEK	Credit Suisse International	02/23/12	8,732	#	8,795	#	63
600,819,082	JPY
7,722,590	for AUD	Credit Suisse International	02/23/12	8,180	#	7,884	#	(296)
22,943,936	NOK
2,992,614	for EUR	Morgan Stanley	02/23/12	3,915	#	3,908	#	(7)
55,606,248	NOK
6,087,673	for GBP	Credit Suisse International	02/23/12	9,591	#	9,470	#	(121)
9,305,855	SGD
558,990,612	for JPY	Morgan Stanley	02/23/12	7,335	#	7,398	#	63
166,120,849	AUD	Westpac Banking Corp.	02/23/12	166,475		175,957		9,482
42,712,747	CHF	Deutsche Bank AG	02/23/12	46,653		46,414		(239)
14,114,276	DKK	Union Bank of Switzerland AG	02/23/12	2,561		2,484		(77)
7,079,112	EUR	Barclays Bank plc	02/23/12	9,609		9,260		(349)
10,924,151	EUR	BNP Paribas	02/23/12	14,562		14,290		(272)
5,533,825	EUR	Citibank, N.A.	02/23/12	7,311		7,239		(72)
3,890,026	EUR	Morgan Stanley	02/23/12	5,058		5,088		30
25,251,136	EUR	Royal Bank of Canada	02/23/12	33,348		33,031		(317)
3,368,329	EUR	Royal Bank of Scotland	02/23/12	4,479		4,406		(73)
14,072,823	GBP	Barclays Bank plc	02/23/12	21,895		22,172		277
2,458,063	GBP	Citibank, N.A.	02/23/12	3,818		3,873		55
2,331,367	GBP	Credit Suisse International	02/23/12	3,626		3,673		47
7,505,652	GBP	HSBC Bank, N.A.	02/23/12	11,781		11,826		45
7,449,687	GBP	Royal Bank of Canada	02/23/12	11,682		11,737		55
14,412,800	GBP	Westpac Banking Corp.	02/23/12	22,299		22,708		409
233,049,004	HKD	Barclays Bank plc	02/23/12	29,973		30,051		78
991,366,988	JPY	BNP Paribas	02/23/12	12,829		13,009		180
637,133,165	JPY	Royal Bank of Scotland	02/23/12	8,281		8,361		80
319,077,684	JPY	Union Bank of Switzerland AG	02/23/12	4,151		4,187		36
505,390,502	JPY	Westpac Banking Corp.	02/23/12	6,525		6,632		107
33,748,453	NOK	Union Bank of Switzerland AG	02/23/12	5,822		5,748		(74)
17,624,477	SGD	Barclays Bank plc	02/23/12	13,648		14,011		363

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
18,710,788	SGD	Deutsche Bank AG	02/23/12	14,460	14,875	415
				$550,335	$559,642	$9,307

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,328,039	AUD	Morgan Stanley	02/23/12	$6,360	$6,703	$(343)
15,704,493	AUD	Westpac Banking Corp.	02/23/12	15,190	16,635	(1,445)
11,883,065	CAD	Deutsche Bank AG	02/23/12	11,568	11,846	(278)
8,730,840	CHF	HSBC Bank, N.A.	02/23/12	9,425	9,488	(63)
16,268,885	EUR	Barclays Bank plc	02/23/12	21,923	21,282	641
5,338,968	EUR	BNP Paribas	02/23/12	6,806	6,984	(178)
22,284,902	EUR	Citibank, N.A.	02/23/12	29,277	29,151	126
9,998,644	EUR	Credit Suisse International	02/23/12	13,479	13,079	400
15,681,599	EUR	Morgan Stanley	02/23/12	20,400	20,513	(113)
3,890,067	EUR	Royal Bank of Scotland	02/23/12	5,122	5,088	34
19,444,021	EUR	State Street Corp.	02/23/12	25,377	25,435	(58)
7,527,754	GBP	BNP Paribas	02/23/12	11,807	11,861	(54)
109,073,738	GBP	Citibank, N.A.	02/23/12	171,844	171,851	(7)
5,486,703	GBP	Credit Suisse International	02/23/12	8,593	8,645	(52)
4,126,020	GBP	Deutsche Bank AG	02/23/12	6,386	6,500	(114)
2,482,906	GBP	HSBC Bank, N.A.	02/23/12	3,883	3,912	(29)
6,585,063	GBP	State Street Corp.	02/23/12	10,324	10,375	(51)
5,182,327	GBP	Union Bank of Switzerland AG	02/23/12	8,050	8,165	(115)
32,107,171	HKD	Morgan Stanley	02/23/12	4,126	4,140	(14)
1,199,550,932	JPY	BNP Paribas	02/23/12	15,474	15,741	(267)
1,428,407,471	JPY	Citibank, N.A.	02/23/12	18,611	18,744	(133)
805,560,357	JPY	Morgan Stanley	02/23/12	10,315	10,571	(256)
419,379,497	JPY	Westpac Banking Corp.	02/23/12	5,463	5,503	(40)
35,728,098	SEK	Citibank, N.A.	02/23/12	5,253	5,247	6
				$445,056	$447,459	$(2,403)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/12 of the currency being sold, and the value at 01/31/12 is the U.S. Dollar market value of the currency being purchased.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage based on total investments of the investments that apply fair valuation policy for the international investments are approximately $ 1,960,272,000 and 96.5%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$195,534
Aggregate gross unrealized depreciation	(108,203)

Net unrealized appreciation/depreciation	$87,331

Federal income tax cost of investments	$1,943,110

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$38,312	$—	$38,312
Belgium	—	20,078	—	20,078
Canada	15,639	—	—	15,639
China	—	43,148	—	43,148
Finland	—	26,570	—	26,570
France	—	196,589	—	196,589
Germany	—	185,762	—	185,762
Hong Kong	—	31,182	—	31,182
Ireland	—	12,594	—	12,594
Israel	—	18,453	—	18,453
Italy	—	69,487	—	69,487
Japan	—	433,869	—	433,869
Luxembourg	—	17,851	—	17,851
Netherlands	—	139,319	—	139,319
New Zealand	—	15,668	—	15,668
South Africa	—	11,013	—	11,013
South Korea	—	46,450	—	46,450
Spain	—	56,911	—	56,911
Sweden	—	65,854	—	65,854
Switzerland	—	85,131	—	85,131
Taiwan	—	15,816	—	15,816
United Kingdom	—	440,610	—	440,610

Total Common Stocks	15,639	1,970,667	—	1,986,306

Preferred Stocks
Germany	—	21,658	—	21,658

Total Preferred Stocks	—	21,658	—	21,658

Short-Term Investment
Investment Company	22,477	—	—	22,477

Total Investments in Securities	$38,116	$1,992,325	$—	$2,030,441

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$13,454	$—	$13,454

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,550)	$—	$(6,550)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.7%

	Belgium — 2.6%
58	Solvay S.A. (m)	5,773

	Canada — 2.3%
224	First Quantum Minerals Ltd. (m)	4,915

	Finland — 3.5%
89	Ruukki Group OYJ (a) (m)	114
586	UPM-Kymmene OYJ (m)	7,534

		7,648

	France — 9.7%
107	Cie de St-Gobain (m)	4,758
35	PPR (m)	5,482
103	Sodexo (m)	7,688
258	Suez Environnement Co. (m)	3,309

		21,237

	Germany — 4.8%
53	Bayerische Motoren Werke AG (m)	4,572
98	Deutsche Boerse AG (a) (m)	5,815

		10,387

	Italy — 5.3%
1,755	Snam Rete Gas S.p.A. (m)	7,911
738	UniCredit S.p.A. (m)	3,680

		11,591

	Japan — 29.6%
488	Amada Co., Ltd. (m)	3,383
220	Asahi Group Holdings Ltd. (m)	4,883
214	Bridgestone Corp. (m)	4,901
71	East Japan Railway Co. (m)	4,608
1,836	Fujitsu Ltd. (m)	9,828
2	Japan Tobacco, Inc. (m)	9,594
938	JX Holdings, Inc. (m)	5,688
1	KDDI Corp. (m)	6,382
758	Marubeni Corp. (m)	5,242
518	Mitsubishi Electric Corp. (m)	4,664
214	Mitsui & Co., Ltd. (m)	3,640
873	Nippon Sheet Glass Co., Ltd. (m)	1,765

		64,578

	Netherlands — 6.2%
253	European Aeronautic Defence and Space Co. N.V. (m)	8,508
151	Unilever N.V., CVA (m)	5,027

		13,535

	South Africa — 1.6%
748	African Bank Investments Ltd. (m)	3,483

	South Korea — 4.2%
9	Samsung Electronics Co., Ltd. (m)	9,228

	Sweden — 3.9%
1,004	Nordea Bank AB (m)	8,431

	Switzerland — 9.1%
76	Holcim Ltd. (a) (m)	4,375
48	Roche Holding AG (m)	8,127
135	Swiss Re AG (a) (m)	7,344

		19,846

	Taiwan — 2.4%
812	Hon Hai Precision Industry Co., Ltd., GDR (m)	5,286

	United Kingdom — 9.5%
871	Cairn Energy plc (a) (m)	3,883
1,154	International Power plc (m)	6,106
149	Petropavlovsk plc (m)	1,785
114	SABMiller plc (m)	4,351
191	Standard Chartered plc (m)	4,607

		20,732

	Total Common Stocks (Cost $203,285)	206,670

Preferred Stock — 3.1%
	Germany — 3.1%
38	Volkswagen AG (m) (Cost $3,496)	6,727

Short-Term Investment — 3.0%
	Investment Company — 3.0%
6,446	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $6,446)	6,446

	Total Investments — 100.8% (Cost $213,227)	219,843
	Liabilities in Excess of Other Assets — (0.8)%	(1,745)

	NET ASSETS — 100.0%	$218,098

Percentages indicated are based on net assets.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	7.6%
Automobiles	5.1
Computers & Peripherals	4.5
Tobacco	4.4
Oil, Gas & Consumable Fuels	4.4
Diversified Financial Services	4.2
Beverages	4.2
Semiconductors & Semiconductor Equipment	4.2
Trading Companies & Distributors	4.0
Aerospace & Defense	3.9
Pharmaceuticals	3.7
Gas Utilities	3.6
Hotels, Restaurants & Leisure	3.5
Paper & Forest Products	3.4
Insurance	3.3
Metals & Mining	3.1
Building Products	3.0
Wireless Telecommunication Services	2.9
Independent Power Producers & Energy Traders	2.8
Chemicals	2.6
Multiline Retail	2.5
Electronic Equipment, Instruments & Components	2.4
Food Products	2.3
Auto Components	2.2
Electrical Equipment	2.1
Road & Rail	2.1
Construction Materials	2.0
Machinery	1.5
Multi-Utilities	1.5
Short-Term Investment	3.0

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	TOPIX Index	03/08/12	$496	$18
26	Dow Jones Euro STOXX 50 Index	03/16/12	823	28
8	FTSE 100 Index	03/16/12	712	6

				$52

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $208,482,000 and 94.8%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,489
Aggregate gross unrealized depreciation	(16,873)

Net unrealized appreciation/depreciation	$6,616

Federal income tax cost of investments	$213,227

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,361	$208,482	$—	$219,843
Appreciation in Other Financial Instruments
Futures Contracts	$52	$—	$—	$52

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a common stock held in Canada and a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.2%
	Bermuda — 2.4%
35	Golar LNG Ltd. (m)	1,441
94	Lancashire Holdings Ltd. (m)	1,023

		2,464

	Cyprus — 0.5%
70	ProSafe SE (m)	546

	Denmark — 1.4%
8	Novo Nordisk A/S, Class B (m)	996
3	Topdanmark A/S (a) (m)	462

		1,458

	Finland — 2.1%
36	Cramo OYJ (m)	505
25	Outotec OYJ (m)	1,326
30	Ramirent OYJ (m)	313

		2,144

	France — 13.2%
16	Arkema S.A. (m)	1,290
92	AXA S.A. (m)	1,397
17	BNP Paribas S.A. (m)	725
23	Cie Generale des Etablissements Michelin, Class B (m)	1,553
7	LVMH Moet Hennessy Louis Vuitton S.A. (m)	1,073
8	Neopost S.A. (m)	542
22	Rexel S.A. (m)	424
27	Sanofi (m)	2,018
52	SCOR SE (m)	1,320
44	Total S.A. (m)	2,314
9	Zodiac Aerospace (m)	772

		13,428

	Germany — 15.1%
10	Allianz SE (m)	1,059
20	BASF SE (m)	1,519
21	Bayerische Motoren Werke AG (m)	1,793
24	Celesio AG (m)	457
8	Continental AG (a) (m)	678
21	Deutsche Bank AG (m)	889
73	Deutsche Wohnen AG (m)	967
29	E.ON AG (m)	612
39	Freenet AG (m)	521
12	Fresenius SE & Co. KGaA (m)	1,219
5	Kabel Deutschland Holding AG (a) (m)	286
9	Linde AG (m)	1,435
28	SAP AG (m)	1,691
7	Sartorius AG (m)	343
32	Suedzucker AG (m)	939
50	Wirecard AG (m)	906

		15,314

	Italy — 1.9%
54	Pirelli & C S.p.A. (m)	505
37	Prysmian S.p.A. (m)	557
180	UniCredit S.p.A. (m)	895

		1,957

	Netherlands — 4.2%
291	Aegon N.V. (a) (m)	1,415
22	European Aeronautic Defence and Space Co. N.V. (m)	731
124	ING Groep N.V. CVA (a) (m)	1,134
27	Royal Dutch Shell plc, Class A (m)	954

		4,234

	Norway — 1.1%
75	Awilco LNG A.S. (a) (m)	372
18	Statoil ASA (m)	455
176	TTS Group ASA (a) (m)	327

		1,154

	Spain — 2.6%
182	Banco Bilbao Vizcaya Argentaria S.A. (m)	1,596
127	Banco Santander S.A. (m)	992

		2,588

	Sweden — 5.5%
51	Assa Abloy AB, Class B (m)	1,395
92	Svenska Cellulosa AB, Class B (m)	1,537
62	Svenska Handelsbanken AB, Class A (m)	1,863
21	Swedbank AB, Class A (m)	304
26	Tele2 AB, Class B (m)	505

		5,604

	Switzerland — 7.8%
15	Cie Financiere Richemont S.A., Class A (m)	871
21	Credit Suisse Group AG (a) (m)	549
35	EFG International AG (a) (m)	300
2	Swatch Group AG (The) (m)	1,048
14	Swiss Re AG (a) (m)	748
4	Syngenta AG (a) (m)	1,305
7	Transocean Ltd. (m)	324
72	Xstrata plc (m)	1,221
7	Zurich Financial Services AG (a) (m)	1,579

		7,945

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United Kingdom — 40.4%
29	Aggreko plc (m)	956
13	Anglo American plc (m)	523
201	ARM Holdings plc (m)	1,937
395	Ashtead Group plc (m)	1,466
69	Associated British Foods plc (m)	1,264
35	AstraZeneca plc (m)	1,676
104	BAE Systems plc (m)	506
285	Barclays plc (m)	957
662	Barratt Developments plc (a) (m)	1,142
75	Berkeley Group Holdings plc (a) (m)	1,494
136	BG Group plc (m)	3,065
32	BHP Billiton plc (m)	1,069
149	Bovis Homes Group plc (m)	1,048
486	BP plc (m)	3,653
53	British American Tobacco plc (m)	2,461
127	BT Group plc (m)	409
23	Diageo plc (m)	510
108	Drax Group plc (m)	903
81	easyJet plc (a) (m)	567
42	GlaxoSmithKline plc (m)	927
34	Imperial Tobacco Group plc (m)	1,225
434	ITV plc (m)	514
392	Legal & General Group plc (m)	713
157	Micro Focus International plc (m)	1,045
174	Morgan Crucible Co. plc (m)	858
141	National Grid plc (m)	1,400
69	Pearson plc (m)	1,272
213	Persimmon plc (m)	1,769
134	Prudential plc (m)	1,477
31	Rio Tinto plc (m)	1,896
116	Tate & Lyle plc (m)	1,211
20	Weir Group plc (The) (m)	630
157	William Hill plc (m)	555

		41,098

	Total Common Stocks (Cost $94,088)	99,934

Preferred Stocks — 2.6%
	Germany — 2.6%
2	Hugo Boss AG (m)	219
8	Porsche Automobil Holding SE (m)	489
12	Sartorius AG (m)	587
8	Volkswagen AG (m)	1,375

	Total Preferred Stocks (Cost $2,491)	2,670

	Total Investments — 100.8% (Cost $96,579)	102,604
	Liabilities in Excess of Other Assets — (0.8)%	(829)

	NET ASSETS — 100.0%	$101,775

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2012 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	11.9%
Insurance	10.9
Commercial Banks	7.1
Pharmaceuticals	5.5
Chemicals	5.4
Household Durables	5.3
Metals & Mining	4.6
Tobacco	3.6
Automobiles	3.6
Food Products	3.3
Textiles, Apparel & Luxury Goods	3.1
Auto Components	2.7
Software	2.7
Trading Companies & Distributors	2.6
Media	2.0
Aerospace & Defense	2.0
Semiconductors & Semiconductor Equipment	1.9
Machinery	1.8
Capital Markets	1.7
Health Care Providers & Services	1.6
Paper & Forest Products	1.5
Multi-Utilities	1.4
Building Products	1.4
Construction & Engineering	1.3
Diversified Financial Services	1.1
Others (each less than 1.0%)	10.0

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $102,604,000 and 100.0% respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,871
Aggregate gross unrealized depreciation	(846)

Net unrealized appreciation/depreciation	$6,025

Federal income tax cost of investments	$96,579

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$102,604	$—	$102,604

(a)	Portfolio holdings designated as Level 2 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.2%
	Australia — 4.5%
106	Australia & New Zealand Banking Group Ltd. (m)	2,404
115	BHP Billiton Ltd. (m)	4,559
37	Flight Centre Ltd. (m)	757
36	Iluka Resources Ltd. (m)	702
87	Suncorp Group Ltd. (m)	778
100	Westpac Banking Corp. (m)	2,234

		11,434

	Austria — 0.4%
10	Andritz AG (m)	894

	Belgium — 0.5%
7	Solvay S.A. (m)	683
14	Umicore S.A. (m)	656

		1,339

	Bermuda — 0.3%
14	Signet Jewelers Ltd. (m)	646

	Brazil — 1.1%
20	Cia Hering (m)	479
28	Cielo S.A. (m)	834
23	Petroleo Brasileiro S.A., ADR (m)	689
24	Tim Participacoes S.A., ADR (m)	683

		2,685

	China — 3.2%
212	Anhui Conch Cement Co., Ltd., Class H (m)	714
5	Baidu, Inc., ADR (a) (m)	682
1,354	China Construction Bank Corp., Class H (m)	1,081
309	China Merchants Bank Co., Ltd., Class H (m)	679
754	China Petroleum & Chemical Corp., Class H (m)	910
173	China Shenhua Energy Co., Ltd., Class H (m)	758
1,590	Industrial & Commercial Bank of China, Class H (m)	1,110
122	Ping An Insurance Group Co. of China Ltd., Class H (m)	961
330	Sands China Ltd. (a) (m)	1,113

		8,008

	Denmark — 1.1%
8	Carlsberg A/S, Class B (m)	623
7	FLSmidth & Co. A/S (m)	515
35	H Lundbeck A/S (m)	690
9	Novo Nordisk A/S, Class B (m)	1,078

		2,906

	Finland — 1.0%
15	Metso OYJ (m)	649
24	Nokian Renkaat OYJ (m)	877
71	UPM-Kymmene OYJ (m)	916

		2,442

	France — 9.2%
161	AXA S.A. (m)	2,458
24	BNP Paribas S.A. (m)	1,019
17	Cap Gemini S.A. (m)	628
20	Cie de St-Gobain (m)	914
12	Danone (m)	771
33	Edenred (m)	806
8	LVMH Moet Hennessy Louis Vuitton S.A. (m)	1,224
9	Pernod-Ricard S.A. (m)	863
7	PPR (m)	1,040
10	Remy Cointreau S.A. (m)	860
22	Safran S.A. (m)	677
48	Sanofi (m)	3,566
15	Schneider Electric S.A. (m)	964
9	Technip S.A. (m)	878
72	Total S.A. (m)	3,795
17	Vinci S.A. (m)	812
48	Vivendi S.A. (m)	999
10	Zodiac Aerospace (m)	854

		23,128

	Germany — 8.6%
18	Allianz SE (m)	1,964
42	BASF SE (m)	3,256
36	Bayer AG (m)	2,551
15	Bayerische Motoren Werke AG (m)	1,248
9	Bilfinger Berger SE (m)	788
12	Continental AG (a) (m)	933
40	Deutsche Bank AG (m)	1,722
45	Deutsche Post AG (m)	749
56	Deutsche Telekom AG (m)	635
43	E.ON AG (m)	924
11	Fresenius SE & Co. KGaA (m)	1,076
14	Lanxess AG (m)	932
6	Linde AG (m)	880
35	SAP AG (m)	2,113
12	Siemens AG (m)	1,159
23	Suedzucker AG (m)	683

		21,613

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Hong Kong — 3.1%
187		AIA Group Ltd. (m)	625
328		Galaxy Entertainment Group Ltd. (a) (m)	711
143		Hang Lung Properties Ltd. (m)	491
107		Hutchison Whampoa Ltd. (m)	1,016
16		Jardine Matheson Holdings Ltd. (m)	807
25		Jardine Strategic Holdings Ltd. (m)	763
598		New World Development Ltd. (m)	654
65		Sun Hung Kai Properties Ltd. (m)	899
58		Swire Pacific Ltd., Class A (m)	639
40		Swire Properties Ltd. (a) (m)	101
199		Wharf Holdings Ltd. (m)	1,128

			7,834

		India — 1.0%
32		Federal Bank Ltd. (m)	261
27		HDFC Bank Ltd., ADR (m)	835
22		ICICI Bank Ltd., ADR (m)	788
114		Yes Bank Ltd. (m)	762

			2,646

		Indonesia — 0.7%
106		Astra International Tbk PT (m)	928
1,022		Bank Rakyat Indonesia Persero Tbk PT (m)	776

			1,704

		Ireland — 1.2%
133		Glanbia plc (m)	837
35		Shire plc (m)	1,160
97		WPP plc (m)	1,143

			3,140

		Israel — 0.5%
26		Teva Pharmaceutical Industries Ltd., ADR (m)	1,191

		Italy — 2.8%
102		Davide Campari-Milano S.p.A. (m)	679
138		Enel S.p.A. (m)	566
52		ENI S.p.A. (m)	1,152
460		Intesa Sanpaolo S.p.A. (m)	882
90		Pirelli & C. S.p.A. (m)	834
166		Prada S.p.A. (a) (m)	794
159		Snam Rete Gas S.p.A. (m)	716
843		Telecom Italia S.p.A. (m)	710
7		Tod’s S.p.A. (m)	605

			6,938

		Japan — 17.3%
60		Anritsu Corp. (m)	717
27		Asahi Group Holdings Ltd. (m)	594
14		Autobacs Seven Co., Ltd. (m)	639
34		Bridgestone Corp. (m)	783
55		Brother Industries Ltd. (m)	737
24		Canon, Inc. (m)	1,022
37		Century Tokyo Leasing Corp. (m)	757
114		Chiba Bank Ltd. (The) (m)	709
–	(h)	CyberAgent, Inc. (m)	648
48		Daihatsu Motor Co., Ltd. (m)	929
11		Daito Trust Construction Co., Ltd. (m)	1,020
60		Daiwa House Industry Co., Ltd. (m)	759
16		FamilyMart Co., Ltd. (m)	665
7		FANUC Corp. (m)	1,229
154		Fukuoka Financial Group, Inc. (m)	659
19		Gree, Inc. (m)	548
155		Hitachi Ltd. (m)	862
37		Honda Motor Co., Ltd. (m)	1,267
203		Isuzu Motors Ltd. (m)	1,031
85		ITOCHU Corp. (m)	928
15		Itochu Techno-Solutions Corp. (m)	678
–	(h)	Japan Tobacco, Inc. (m)	681
146		JX Holdings, Inc. (m)	885
264		Kawasaki Heavy Industries Ltd. (m)	778
40		Komatsu Ltd. (m)	1,125
23		Komeri Co., Ltd. (m)	702
24		Konami Corp. (m)	642
69		Kubota Corp. (m)	624
119		Marubeni Corp. (m)	823
53		Mitsubishi Corp. (m)	1,212
103		Mitsubishi Electric Corp. (m)	927
463		Mitsubishi UFJ Financial Group, Inc. (m)	2,140
73		Mitsui & Co., Ltd. (m)	1,234
13		Murata Manufacturing Co., Ltd. (m)	755
8		Nidec Corp. (m)	776
19		Nippon Telegraph & Telephone Corp. (m)	953
147		Nissan Motor Co., Ltd. (m)	1,393
7		Nitori Holdings Co., Ltd. (m)	667
1		NTT DoCoMo, Inc. (m)	1,028
32		Omron Corp. (m)	641
11		ORIX Corp. (m)	1,012

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Japan — Continued
1	Rakuten, Inc. (m)	628
14	Shin-Etsu Chemical Co., Ltd. (m)	708
5	SMC Corp. (m)	903
21	Softbank Corp. (m)	592
24	Sugi Holdings Co., Ltd. (m)	676
84	Sumitomo Corp. (m)	1,214
29	Sumitomo Mitsui Financial Group, Inc. (m)	927
31	Toyota Motor Corp. (m)	1,125
9	Yamada Denki Co., Ltd. (m)	585

		43,537

	Netherlands — 4.5%
21	ASML Holding N.V. (m)	904
235	ING Groep N.V. CVA (a) (m)	2,142
66	Koninklijke KPN N.V. (m)	720
145	Royal Dutch Shell plc, Class B (m)	5,294
65	Unilever N.V. CVA (m)	2,167

		11,227

	Norway — 0.6%
69	DnB ASA (m)	731
47	Telenor ASA (m)	759

		1,490

	Russia — 0.3%
56	Gazprom OAO, ADR (m)	680

	South Korea — 0.6%
3	Hyundai Motor Co. (m)	641
1	Samsung Electronics Co., Ltd. (m)	992

		1,633

	Spain — 1.8%
185	Banco Bilbao Vizcaya Argentaria S.A. (m)	1,627
30	Endesa S.A. (m)	584
43	Gas Natural SDG S.A. (m)	708
3	Iberdrola S.A. (m)	20
10	Inditex S.A. (m)	861
26	Repsol YPF S.A. (m)	705

		4,505

	Sweden — 1.0%
23	Lundin Petroleum AB (a) (m)	513
25	NCC AB, Class B (m)	517
25	Svenska Handelsbanken AB, Class A (m)	765
37	Tele2 AB, Class B (m)	716

		2,511

	Switzerland — 9.1%
68	ABB Ltd. (a) (m)	1,414
21	Cie Financiere Richemont S.A., Class A (m)	1,221
76	Credit Suisse Group AG (a) (m)	1,975
1	Galenica AG (m)	789
93	Nestle S.A. (m)	5,318
60	Novartis AG (m)	3,234
22	Roche Holding AG (m)	3,763
2	Swatch Group AG (The) (m)	919
25	Wolseley plc (m)	852
106	Xstrata plc (m)	1,800
7	Zurich Financial Services AG (a) (m)	1,649

		22,934

	United Arab Emirates — 0.2%
136	Lamprell plc (m)	642

	United Kingdom — 22.6%
85	ARM Holdings plc (m)	819
35	AstraZeneca plc (m)	1,705
274	Aviva plc (m)	1,512
544	Barclays plc (m)	1,825
133	BG Group plc (m)	2,988
320	BP plc (m)	2,405
74	British American Tobacco plc (m)	3,403
85	British Land Co. plc (m)	655
351	BT Group plc (m)	1,130
169	BTG plc (a) (m)	893
45	Burberry Group plc (m)	944
153	Centrica plc (m)	708
56	Cookson Group plc (m)	513
84	Drax Group plc (m)	707
171	GlaxoSmithKline plc (m)	3,814
201	Highland Gold Mining Ltd. (m)	560
434	HSBC Holdings plc (m)	3,628
66	IMI plc (m)	890
35	Imperial Tobacco Group plc (m)	1,240
168	Inchcape plc (m)	902
52	Intercontinental Hotels Group plc (m)	1,050
205	Kingfisher plc (m)	827
497	Legal & General Group plc (m)	905
147	Meggitt plc (m)	844
28	Mulberry Group plc (m)	823
103	Persimmon plc (m)	853
34	Petrofac Ltd. (m)	785
128	Prudential plc (m)	1,415

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	United Kingdom — Continued
18	Reckitt Benckiser Group plc (m)	966
187	Resolution Ltd. (m)	804
82	Rio Tinto plc (m)	4,968
41	Spectris plc (m)	981
107	Standard Chartered plc (m)	2,592
1,434	Taylor Wimpey plc (a) (m)	960
60	Travis Perkins plc (m)	830
35	Tullow Oil plc (m)	766
1,716	Vodafone Group plc (m)	4,630
24	Weir Group plc (The) (m)	739

		56,979

	Total Common Stocks
	(Cost $217,301)	244,686

Preferred Stocks — 1.4%
	Brazil — 0.2%
17	Cia de Bebidas das Americas, ADR (m)	634

	Germany — 1.2%
13	Henkel AG & Co. KGaA (m)	820
12	Volkswagen AG (m)	2,131

		2,951

	Total Preferred Stocks (Cost $2,988)	3,585

Short-Term Investment — 1.3%
	Investment Company — 1.3%
3,252	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $3,252)	3,252

	Total Investments — 99.9%
	(Cost $223,541)	251,523
	Other Assets in Excess of Liabilities — 0.1%	255

	NET ASSETS — 100.0%	$251,778

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	11.3%
Pharmaceuticals	9.4
Oil, Gas & Consumable Fuels	8.6
Insurance	5.2
Metals & Mining	5.0
Automobiles	4.3
Food Products	3.9
Machinery	3.1
Chemicals	2.8
Trading Companies & Distributors	2.8
Wireless Telecommunication Services	2.8
Diversified Telecommunication Services	2.6
Textiles, Apparel & Luxury Goods	2.6
Real Estate Management & Development	2.3
Specialty Retail	2.1
Tobacco	2.1
Industrial Conglomerates	1.7
Beverages	1.7
Electrical Equipment	1.6
Electronic Equipment, Instruments & Components	1.6
Diversified Financial Services	1.6
Capital Markets	1.5
Hotels, Restaurants & Leisure	1.4
Auto Components	1.4
Software	1.1
Semiconductors & Semiconductor Equipment	1.1
Construction & Engineering	1.0
Others (each less than 1.0%)	12.1
Short-Term Investment	1.3

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
ADR	—	American Depositary Receipt
CVA	—	Dutch Certification

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under
the Investment Company Act of 1940, as amended, and
advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed
delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange
contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $241,456,000 and 96.0%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,208
Aggregate gross unrealized depreciation	(5,226)

Net unrealized appreciation/depreciation	$27,982

Federal income tax cost of investments	$223,541

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$11,434	$—	$11,434
Austria	—	894	—	894
Belgium	—	1,339	—	1,339
Bermuda	—	646	—	646
Brazil	1,313	1,372	—	2,685
China	—	8,008	—	8,008
Denmark	—	2,906	—	2,906
Finland	—	2,442	—	2,442
France	—	23,128	—	23,128
Germany	—	21,613	—	21,613
Hong Kong	—	7,834	—	7,834
India	—	2,646	—	2,646
Indonesia	—	1,704	—	1,704
Ireland	—	3,140	—	3,140
Israel	—	1,191	—	1,191
Italy	—	6,938	—	6,938
Japan	—	43,537	—	43,537
Netherlands	—	11,227	—	11,227
Norway	—	1,490	—	1,490
Russia	—	680	—	680
South Korea	—	1,633	—	1,633
Spain	—	4,505	—	4,505
Sweden	—	2,511	—	2,511
Switzerland	—	22,934	—	22,934
United Arab Emirates	—	642	—	642
United Kingdom	—	56,979	—	56,979

Total Common Stocks	1,313	243,373	—	244,686

Preferred Stocks
Brazil	—	634	—	634
Germany	—	2,951	—	2,951

Total Preferred Stocks	—	3,585	—	3,585

Short-Term Investment
Investment Company	3,252	—	—	3,252

Total Investments in Securities	$4,565	$246,958	$—	$251,523

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 79.3%
	Argentina — 1.3%
26	Tenaris S.A., ADR (m)	1,002

	Brazil — 49.5%
159	Banco Bradesco S.A., ADR (m)	2,846
407	BM&F Bovespa S.A. (m)	2,558
96	BR Malls Participacoes S.A. (m)	1,053
158	Brasil Brokers Participacoes S.A. (m)	616
147	Brasil Insurance Participacoes e Administracao S.A. (m)	1,668
64	BRF - Brasil Foods S.A. (m)	1,258
64	BRF - Brasil Foods S.A., ADR (m)	1,284
140	CCR S.A. (m)	973
62	Cia Hering (m)	1,483
98	Duratex S.A. (m)	551
29	EDP - Energias do Brasil S.A. (m)	674
32	Estacio Participacoes S.A. (m)	362
93	Iochpe-Maxion S.A. (m)	1,575
60	Light S.A. (m)	938
119	Localiza Rent A Car S.A. (m)	1,949
57	Lojas Renner S.A. (m)	1,917
74	Marisa Lojas S.A. (m)	851
57	Mills Estruturas e Servicos de Engenharia S.A. (m)	701
206	MRV Engenharia e Participacoes S.A. (m)	1,588
63	Multiplus S.A. (m)	1,099
125	Odontoprev S.A. (m)	2,096
410	OGX Petroleo e Gas Participacoes S.A. (a) (m)	3,887
69	OSX Brasil S.A. (a) (m)	530
295	PDG Realty S.A. Empreendimentos e Participacoes (m)	1,197
150	Souza Cruz S.A. (m)	1,950
51	Telefonica Brasil S.A., ADR (m)	1,415
62	Totvs S.A. (m)	1,066
18	Weg S.A. (m)	195
55	Wilson Sons Ltd., BDR (m)	820

		39,100

	Canada — 1.5%
47	Pacific Rubiales Energy Corp. (m)	1,179

	Chile — 1.3%
111	E-CL S.A. (m)	320
81	S.A.C.I. Falabella (m)	691

		1,011

	Mexico — 16.6%
65	Alfa S.A.B. de C.V., Class A (m)	851
142	America Movil S.A.B. de C.V., Series L, , ADR (m)	3,298
157	Cemex S.A.B. de C.V., ADR (a) (m)	1,072
1,179	Compartamos S.A.B. de C.V. (m)	1,379
40	Desarrolladora Homex S.A.B. de C.V., ADR (a) (m)	810
10	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	705
20	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (m)	1,305
230	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	918
506	Mexichem S.A.B. de C.V. (m)	1,746
51	NII Holdings, Inc. (a) (m)	1,031

		13,115

	Panama — 1.3%
15	Copa Holdings S.A., Class A (m)	1,021

	Peru — 4.6%
24	Credicorp Ltd. (m)	2,705
35	Intergroup Financial Services Corp. (m)	972

		3,677

	United Kingdom — 2.0%
76	Antofagasta plc (m)	1,560

	United States — 1.2%
24	First Cash Financial Services, Inc. (a) (m)	982

	Total Common Stocks (Cost $59,833)	62,647

Preferred Stocks — 17.5%
	Brazil — 17.5%
122	Banco ABC Brasil S.A. (m)	877
49	Banco Bradesco S.A. (m)	877
176	Banco do Estado do Rio Grande do Sul (m)	2,024
100	Cia de Bebidas das Americas, ADR (m)	3,641
112	Gerdau S.A. (m)	1,068
218	Itau Unibanco Holding S.A., ADR (m)	4,359
182	Randon Participacoes S.A. (m)	968

	Total Preferred Stocks (Cost $12,671)	13,814

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.4%
	Investment Company — 2.4%
1,875	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $1,875)	1,875

	Total Investments — 99.2% (Cost $74,379)	78,336
	Other Assets in Excess of Liabilities — 0.8%	671

	NET ASSETS — 100.0%	$79,007

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2012.

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	18.6%
Oil, Gas & Consumable Fuels	6.5
Beverages	5.5
Wireless Telecommunication Services	5.5
Household Durables	4.6
Diversified Financial Services	4.5
Multiline Retail	4.4
Transportation Infrastructure	4.0
Machinery	3.5
Metals & Mining	3.3
Food Products	3.2
Consumer Finance	3.0
Health Care Providers & Services	2.7
Tobacco	2.5
Road & Rail	2.5
Electric Utilities	2.5
Chemicals	2.2
Real Estate Management & Development	2.1
Insurance	2.1
Energy Equipment & Services	2.0
Specialty Retail	1.9
Diversified Telecommunication Services	1.8
Commercial Services & Supplies	1.4
Construction Materials	1.4
Software	1.4
Airlines	1.3
Industrial Conglomerates	1.1
Others (each less than 1.0%)	2.1
Short-Term Investment	2.4

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
BDR	—	Brazilian Depository Receipt
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of January 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,560,000 and 2.0%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,981
Aggregate gross unrealized depreciation	(4,024)

Net unrealized appreciation/depreciation	$3,957

Federal income tax cost of investments	$74,379

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$—	$1,002	$—	$1,002
Brazil	33,555	5,545	—	39,100
Canada	1,179	—	—	1,179
Chile	1,011	—	—	1,011
Mexico	5,925	7,190	—	13,115
Panama	1,021	—	—	1,021
Peru	3,677	—	—	3,677
United Kingdom	—	1,560	—	1,560
United States	982	—	—	982

Total Common Stocks	$47,350	$15,297	$—	$62,647

Preferred Stocks
Brazil	5,814	8,000	—	13,814

Total Preferred Stocks	$5,814	$8,000	$—	$13,814

Short-Term Investment
Investment Company	1,875	—	—	1,875

Total Investments in Securities	$55,039	$23,297	$—	$78,336

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 98.7% (j)
Common Stocks — 72.4%
	Consumer Discretionary — 9.5%
	Auto Components — 2.6%
1,710	BorgWarner, Inc. (a)	127,617

	Hotels, Restaurants & Leisure — 1.0%
2,690	Bravo Brio Restaurant Group, Inc. (a)	51,783

	Media — 2.9%
11,530	Regal Entertainment Group, Class A	143,549

	Textiles, Apparel & Luxury Goods — 3.0%
1,710	Michael Kors Holdings Ltd., (Hong Kong) (a)	52,924
2,740	Vera Bradley, Inc. (a)	98,147

		151,071

	Total Consumer Discretionary	474,020

	Energy — 6.0%
	Energy Equipment & Services — 2.6%
940	Cameron International Corp. (a)	50,008
1,060	Schlumberger Ltd.	79,680

		129,688

	Oil, Gas & Consumable Fuels — 3.4%
860	Concho Resources, Inc. (a)	91,727
720	EOG Resources, Inc.	76,421

		168,148

	Total Energy	297,836

	Health Care — 20.2%
	Biotechnology — 1.5%
4,200	Aegerion Pharmaceuticals, Inc. (a)	72,198

	Health Care Equipment & Supplies — 5.4%
1,600	Sirona Dental Systems, Inc. (a)	77,360
6,000	Syneron Medical Ltd., (Israel) (a)	65,160
3,830	Tornier N.V., (Netherlands) (a)	80,813
12,032	Unilife Corp. (a)	48,248

		271,581

	Health Care Providers & Services — 4.5%
3,200	Emeritus Corp. (a)	55,872
1,900	Humana, Inc.	169,138

		225,010

	Health Care Technology — 1.1%
3,500	Omnicell, Inc. (a)	54,180

	Life Sciences Tools & Services — 3.8%
1,400	Agilent Technologies, Inc. (a)	59,458
5,480	Bruker Corp. (a)	77,816
3,630	Fluidigm Corp. (a)	53,978

		191,252

	Pharmaceuticals — 3.9%
4,010	Sagent Pharmaceuticals, Inc. (a)	89,062
2,130	Valeant Pharmaceuticals International, Inc., (Canada) (a)	103,284

		192,346

	Total Health Care	1,006,567

	Industrials — 18.1%
	Aerospace & Defense — 1.8%
830	TransDigm Group, Inc. (a)	86,760

	Building Products — 1.2%
1,310	Armstrong World Industries, Inc. (a)	61,177

	Electrical Equipment — 3.2%
1,440	Cooper Industries plc	85,133
940	Rockwell Automation, Inc.	73,198

		158,331

	Industrial Conglomerates — 1.2%
1,280	Carlisle Cos., Inc.	61,094

	Machinery — 3.1%
550	Cummins, Inc.	57,200
1,658	Pall Corp.	98,950

		156,150

	Road & Rail — 2.6%
1,570	J.B. Hunt Transport Services, Inc.	80,180
450	Union Pacific Corp.	51,439

		131,619

	Trading Companies & Distributors — 5.0%
3,390	Rush Enterprises, Inc., Class A (a)	78,004
900	W.W. Grainger, Inc.	171,666

		249,670

	Total Industrials	904,801

	Information Technology — 16.6%
	Communications Equipment — 1.7%
1,420	QUALCOMM, Inc.	83,525

	Computers & Peripherals — 4.4%
480	Apple, Inc. (a)	219,110

	IT Services — 1.6%
1,910	VeriFone Systems, Inc. (a)	81,557

	Semiconductors & Semiconductor Equipment — 3.2%
2,900	Microchip Technology, Inc.	107,039

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
1,500	Xilinx, Inc.	53,775

		160,814

	Software — 5.7%
1,500	Concur Technologies, Inc. (a)	78,525
2,080	MICROS Systems, Inc. (a)	103,397
1,130	VMware, Inc., Class A (a)	103,135

		285,057

	Total Information Technology	830,063

	Materials — 2.0%
	Chemicals — 2.0%
1,030	Sherwin-Williams Co. (The)	100,456

	Total Common Stocks (Cost $3,311,641)	3,613,743

Short-Term Investment — 26.3%
	Investment Company — 26.3%
1,310,427	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $1,310,427)	1,310,427

	Total Investments — 98.7% (Cost $4,622,068)	4,924,170
	Other Assets in Excess of Liabilities — 1.3%	62,111

	NET ASSETS — 100.0%	$4,986,281

Short Positions — 28.4%
Common Stocks — 23.1%
	Consumer Discretionary — 4.4%
	Auto Components — 1.5%
700	Johnson Controls, Inc.	22,239
1,250	Lear Corp.	52,375

		74,614

	Internet & Catalog Retail — 1.0%
1,239	Blue Nile, Inc. (a)	49,994

	Specialty Retail — 1.3%
560	Abercrombie & Fitch Co., Class A	25,726
1,480	Urban Outfitters, Inc. (a)	39,220

		64,946

	Textiles, Apparel & Luxury Goods — 0.6%
390	Under Armour, Inc., Class A (a)	31,052

	Total Consumer Discretionary	220,606

	Energy — 1.9%
	Oil, Gas & Consumable Fuels — 1.9%
1,948	Chesapeake Energy Corp.	41,161
4,410	Comstock Resources, Inc. (a)	53,097

	Total Energy	94,258

	Health Care — 8.7%
	Biotechnology — 1.6%
4,100	Isis Pharmaceuticals, Inc. (a)	33,456
2,070	Myriad Genetics, Inc. (a)	48,976

		82,432

	Health Care Equipment & Supplies — 2.6%
1,700	Medtronic, Inc.	65,569
1,020	Zimmer Holdings, Inc. (a)	61,965

		127,534

	Health Care Providers & Services — 1.8%
422	DaVita, Inc. (a)	34,524
1,300	Universal Health Services, Inc., Class B	53,677

		88,201

	Health Care Technology — 1.1%
2,880	Allscripts Healthcare Solutions, Inc. (a)	55,066

	Life Sciences Tools & Services — 1.6%
4,870	QIAGEN N.V., (Netherlands) (a)	78,796

	Total Health Care	432,029

	Industrials — 6.9%
	Construction & Engineering — 1.2%
2,700	AECOM Technology Corp. (a)	61,803

	Machinery — 5.2%
1,580	Harsco Corp.	35,123
1,274	IDEX Corp.	51,622
700	Illinois Tool Works, Inc.	37,121
720	Ingersoll-Rand plc, (Ireland)	25,157
580	PACCAR, Inc.	25,636
750	SPX Corp.	52,223
444	Stanley Black & Decker, Inc.	31,160

		258,042

	Trading Companies & Distributors — 0.5%
530	Fastenal Co.	24,740

	Total Industrials	344,585

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Information Technology — 1.2%
	Communications Equipment — 0.7%
860	Harris Corp.	35,260

	IT Services — 0.5%
470	Accenture plc, (Ireland), Class A	26,950

	Total Information Technology	62,210

	Total Common Stocks (Proceeds $1,155,769)	1,153,688

Investment Company — 5.3%
2,900	iShares Russell 2000 Growth Index Fund (Proceeds $253,452)	262,653

	Total Short Positions (Proceeds $1,409,221)	$1,416,341

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(8)	E-mini S&P 500	03/16/12	$(523,280)	$(25,608)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$346,293
Aggregate gross unrealized depreciation	(44,191)

Net unrealized appreciation/depreciation	$302,102

Federal income tax cost of investments	$4,622,068

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,924,170	$—	$—	$4,924,170
Total Liabilities (a)	$(1,416,341)	$—	$—	$(1,416,341)
Depreciation in Other Financial Instruments
Futures Contracts	$(25,608)	$—	$—	$(25,608)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 110.4% (j)
Common Stocks — 110.3%
	Consumer Discretionary — 15.2%
	Auto Components — 1.4%
23	Johnson Controls, Inc.	740

	Automobiles — 1.3%
29	General Motors Co. (a)	699

	Hotels, Restaurants & Leisure — 1.3%
19	Carnival Corp.	561
5	Marriott International, Inc., Class A	158

		719

	Household Durables — 0.5%
10	D.R. Horton, Inc.	135
8	Lennar Corp., Class A	165

		300

	Internet & Catalog Retail — 2.0%
6	Amazon.com, Inc. (a)	1,118

	Media — 6.8%
52	CBS Corp. (Non-Voting), Class B	1,492
4	DIRECTV, Class A (a)	182
10	Discovery Communications, Inc., Class A (a)	422
4	DISH Network Corp., Class A	109
42	Time Warner, Inc.	1,555

		3,760

	Specialty Retail — 0.7%
1	AutoZone, Inc. (a)	397

	Textiles, Apparel & Luxury Goods — 1.2%
3	Coach, Inc.	198
2	NIKE, Inc., Class B	203
2	V.F. Corp.	231

		632

	Total Consumer Discretionary	8,365

	Consumer Staples — 12.4%
	Beverages — 5.0%
7	Coca-Cola Co. (The)	484
16	Coca-Cola Enterprises, Inc.	439
22	Dr. Pepper Snapple Group, Inc.	865
15	PepsiCo, Inc.	984

		2,772

	Food Products — 5.3%
13	Archer-Daniels-Midland Co.	363
18	Campbell Soup Co.	561
20	General Mills, Inc.	777
32	Kraft Foods, Inc., Class A	1,236

		2,937

	Household Products — 1.5%
2	Colgate-Palmolive Co.	149
10	Procter & Gamble Co. (The)	652

		801

	Tobacco — 0.6%
5	Philip Morris International, Inc.	347

	Total Consumer Staples	6,857

	Energy — 3.5%
	Energy Equipment & Services — 1.2%
5	Baker Hughes, Inc.	266
1	National Oilwell Varco, Inc.	96
4	Schlumberger Ltd.	318

		680

	Oil, Gas & Consumable Fuels — 2.3%
2	Anadarko Petroleum Corp.	167
4	Devon Energy Corp.	235
2	EQT Corp.	121
2	Occidental Petroleum Corp.	175
2	Pioneer Natural Resources Co.	210
3	Range Resources Corp.	161
6	Southwestern Energy Co. (a)	186

		1,255

	Total Energy	1,935

	Financials — 24.0%
	Capital Markets — 1.5%
2	Goldman Sachs Group, Inc. (The)	196
3	Invesco Ltd.	76
11	Morgan Stanley	200
3	State Street Corp.	136
13	TD Ameritrade Holding Corp.	205

		813

	Commercial Banks — 1.5%
20	Regions Financial Corp.	102
11	SunTrust Banks, Inc.	231
13	Wells Fargo & Co.	375
6	Zions Bancorp	103

		811

	Consumer Finance — 0.4%
5	Capital One Financial Corp.	237

	Diversified Financial Services — 1.2%
21	Bank of America Corp.	151

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Diversified Financial Services — Continued
9		Citigroup, Inc.	281
2		IntercontinentalExchange, Inc. (a)	225

			657

		Insurance — 7.1%
17		ACE Ltd., (Switzerland)	1,195
5		Aflac, Inc. (m)	222
9		Allstate Corp. (The)	257
6		Axis Capital Holdings Ltd., (Bermuda)	183
5		Everest Re Group Ltd., (Bermuda)	464
11		First American Financial Corp.	160
17		MetLife, Inc.	583
1		PartnerRe Ltd., (Bermuda)	85
13		Prudential Financial, Inc.	738

			3,887

		Real Estate Investment Trusts (REITs) — 12.3%
16		Brandywine Realty Trust	167
73		CubeSmart	832
24		DDR Corp.	331
20		Duke Realty Corp.	270
8		DuPont Fabros Technology, Inc.	203
17		Education Realty Trust, Inc.	180
6		Equity Residential	376
39		Glimcher Realty Trust	377
11		Host Hotels & Resorts, Inc.	186
10		Kimco Realty Corp.	191
8		Macerich Co. (The)	425
7		Mack-Cali Realty Corp.	203
14		Pebblebrook Hotel Trust	313
7		Post Properties, Inc.	329
7		Regency Centers Corp.	271
—	(h)	Rouse Properties, Inc. (a)	—	(h)
14		Senior Housing Properties Trust	325
5		Simon Property Group, Inc.	640
8		SL Green Realty Corp.	570
4		Ventas, Inc.	225
5		Vornado Realty Trust	389

			6,803

		Total Financials	13,208

		Health Care — 11.4%
		Biotechnology — 3.7%
2		Alexion Pharmaceuticals, Inc. (a)	135
7		Biogen Idec, Inc. (a)	810
10		Celgene Corp. (a)	738
9		Dendreon Corp. (a)	119
6		Vertex Pharmaceuticals, Inc. (a)	233

			2,035

		Health Care Equipment & Supplies — 2.2%
3		Becton, Dickinson & Co.	261
17		Covidien plc, (Ireland)	893
1		St. Jude Medical, Inc.	44

			1,198

		Health Care Providers & Services — 1.6%
4		Humana, Inc.	379
10		UnitedHealth Group, Inc.	492

			871

		Pharmaceuticals — 3.9%
5		Abbott Laboratories (m)	252
2		Allergan, Inc.	213
34		Merck & Co., Inc.	1,292
12		Mylan, Inc. (a)	241
4		Teva Pharmaceutical Industries Ltd., (Israel), ADR	172

			2,170

		Total Health Care	6,274

		Industrials — 13.1%
		Aerospace & Defense — 1.9%
1		Honeywell International, Inc.	68
3		Textron, Inc.	71
11		United Technologies Corp.	878

			1,017

		Construction & Engineering — 1.3%
13		Fluor Corp.	727

		Electrical Equipment — 1.3%
14		Emerson Electric Co.	730

		Industrial Conglomerates — 1.6%
17		Tyco International Ltd., (Switzerland)	878

		Machinery — 2.3%
23		PACCAR, Inc.	1,013
4		SPX Corp.	254

			1,267

		Road & Rail — 4.7%
54		CSX Corp.	1,225
9		Norfolk Southern Corp.	632
6		Union Pacific Corp.	728

			2,585

		Total Industrials	7,204

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Information Technology — 16.1%
	Communications Equipment — 1.5%
22	Cisco Systems, Inc.	432
8	Juniper Networks, Inc. (a)	163
4	QUALCOMM, Inc.	238

		833

	Computers & Peripherals — 2.2%
2	Apple, Inc. (a)	961
6	SanDisk Corp. (a)	260

		1,221

	Electronic Equipment, Instruments & Components — 0.7%
9	Corning, Inc.	115
7	TE Connectivity Ltd., (Switzerland)	240

		355

	Internet Software & Services — 0.3%
6	eBay, Inc. (a)	175

	IT Services — 1.6%
7	Cognizant Technology Solutions Corp., Class A (a)	466
14	Genpact Ltd., (Bermuda) (a)	203
1	MasterCard, Inc., Class A	235

		904

	Semiconductors & Semiconductor Equipment — 7.4%
29	Altera Corp.	1,137
12	Analog Devices, Inc.	480
11	Applied Materials, Inc.	130
3	Avago Technologies Ltd., (Singapore)	93
11	Broadcom Corp., Class A (a)	374
14	Freescale Semiconductor Holdings I Ltd. (a)	217
16	Lam Research Corp. (a)	700
5	Marvell Technology Group Ltd., (Bermuda) (a)	79
16	Micron Technology, Inc. (a)	118
4	Novellus Systems, Inc. (a)	165
16	Xilinx, Inc.	571

		4,064

	Software — 2.4%
7	Adobe Systems, Inc. (a)	202
5	Citrix Systems, Inc. (a)	303
10	Microsoft Corp.	283
17	Oracle Corp.	469
4	Zynga, Inc., Class A (a)	47

		1,304

	Total Information Technology	8,856

	Materials — 7.0%
	Chemicals — 4.7%
10	Air Products & Chemicals, Inc.	864
26	E.I. du Pont de Nemours & Co.	1,323
11	Georgia Gulf Corp. (a)	394

		2,581

	Metals & Mining — 2.3%
36	Alcoa, Inc.	365
20	Freeport-McMoRan Copper & Gold, Inc.	911

		1,276

	Total Materials	3,857

	Telecommunication Services — 0.7%
	Wireless Telecommunication Services — 0.7%
177	Sprint Nextel Corp. (a)	375

	Utilities — 6.9%
	Electric Utilities — 5.3%
9	American Electric Power Co., Inc.	352
10	NextEra Energy, Inc.	603
16	Northeast Utilities	547
59	NV Energy, Inc.	950
18	PPL Corp.	492

		2,944

	Gas Utilities — 0.3%
4	AGL Resources, Inc. (m)	153

	Multi-Utilities — 1.3%
8	CenterPoint Energy, Inc.	146
4	DTE Energy Co.	238
8	PG&E Corp.	307

		691

	Total Utilities	3,788

	Total Common Stocks (Cost $55,207)	60,719

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 0.1%
	Investment Company — 0.1%
51	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $51)	51

	Total Investments — 110.4% (Cost $55,258)	60,770
	Liabilities in Excess of Other Assets — (10.4)%	(5,721)

	NET ASSETS — 100.0%	$55,049

Short Positions — 76.3%
Common Stocks — 76.3%
	Consumer Discretionary — 6.3%
	Automobiles — 0.9%
40	Ford Motor Co.	497

	Hotels, Restaurants & Leisure — 0.5%
2	Choice Hotels International, Inc.	70
5	Hyatt Hotels Corp., Class A (a)	199

		269

	Media — 4.6%
13	Gannett Co., Inc.	187
17	New York Times Co. (The), Class A (a)	129
35	News Corp., Class B	682
14	Omnicom Group, Inc.	633
11	Scripps Networks Interactive, Inc., Class A	477
1	Washington Post Co. (The), Class B	428

		2,536

	Multiline Retail — 0.3%
3	J.C. Penney Co., Inc.	141

	Total Consumer Discretionary	3,443

	Consumer Staples — 8.3%
	Food Products — 3.5%
5	H.J. Heinz Co.	277
22	Hershey Co. (The)	1,328
3	Mead Johnson Nutrition Co.	210
7	Sara Lee Corp.	126

		1,941

	Household Products — 2.0%
15	Church & Dwight Co., Inc.	688
6	Kimberly-Clark Corp.	395

		1,083

	Personal Products — 0.6%
6	Estee Lauder Cos., Inc. (The), Class A	336

	Tobacco — 2.2%
42	Altria Group, Inc.	1,200

	Total Consumer Staples	4,560

	Energy — 2.5%
	Energy Equipment & Services — 0.9%
2	Diamond Offshore Drilling, Inc.	130
10	Tenaris S.A., (Luxembourg), ADR	381

		511

	Oil, Gas & Consumable Fuels — 1.6%
4	Chesapeake Energy Corp.	87
6	Encana Corp., (Canada)	111
6	Newfield Exploration Co. (a)	212
3	Sunoco, Inc.	128
8	TransCanada Corp., (Canada)	311

		849

	Total Energy	1,360

	Financials — 19.7%
	Capital Markets — 0.6%
7	Federated Investors, Inc., Class B	123
2	Franklin Resources, Inc.	206

		329

	Commercial Banks — 1.7%
5	Bank of Hawaii Corp.	238
3	Commerce Bancshares, Inc.	117
8	UMB Financial Corp.	313
23	Valley National Bancorp	275

		943

	Insurance — 6.9%
13	American International Group, Inc. (a)	337
13	Aon Corp.	613
6	Arch Capital Group Ltd., (Bermuda) (a)	200
7	Chubb Corp. (The)	468
8	Fidelity National Financial, Inc., Class A	150
7	Principal Financial Group, Inc.	192
13	Progressive Corp. (The)	258
4	RenaissanceRe Holdings Ltd., (Bermuda)	262
6	Torchmark Corp.	277
6	Travelers Cos., Inc. (The)	321
20	W.R. Berkley Corp.	700

		3,778

	Real Estate Investment Trusts (REITs) — 10.5%
18	BioMed Realty Trust, Inc.	342
17	DiamondRock Hospitality Co.	184
5	Digital Realty Trust, Inc.	342

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Real Estate Investment Trusts (REITs) — Continued
6		EastGroup Properties, Inc.	266
21		Equity One, Inc.	405
27		Extra Space Storage, Inc.	710
7		Federal Realty Investment Trust	641
3		Health Care REIT, Inc.	183
8		Highwoods Properties, Inc.	263
9		National Retail Properties, Inc.	244
10		Realty Income Corp.	349
29		Strategic Hotels & Resorts, Inc. (a)	182
18		Tanger Factory Outlet Centers	522
10		Taubman Centers, Inc.	651
18		Washington Real Estate Investment Trust	522

			5,806

		Total Financials	10,856

		Health Care — 6.1%
		Biotechnology — 0.7%
3		Amgen, Inc.	228
11		Isis Pharmaceuticals, Inc. (a)	89
1		Regeneron Pharmaceuticals, Inc. (a)	60

			377

		Health Care Equipment & Supplies — 2.5%
2		Edwards Lifesciences Corp. (a)	174
8		Medtronic, Inc.	309
3		Stryker Corp.	146
6		Varian Medical Systems, Inc. (a)	379
6		Zimmer Holdings, Inc. (a)	359

			1,367

		Health Care Providers & Services — 0.3%
6		Coventry Health Care, Inc. (a)	169

		Life Sciences Tools & Services — 0.4%
5		Agilent Technologies, Inc. (a)	206

		Pharmaceuticals — 2.2%
17		Eli Lilly & Co.	675
6		Forest Laboratories, Inc. (a)	187
7		Hospira, Inc. (a)	231
9		Warner Chilcott plc, (Ireland), Class A (a)	157

			1,250

		Total Health Care	3,369

		Industrials — 13.3%
		Aerospace & Defense — 4.4%
9		Boeing Co. (The)	678
16		Lockheed Martin Corp.	1,329
3		Northrop Grumman Corp.	170
5		Raytheon Co.	227

			2,404

		Air Freight & Logistics — 1.7%
6		FedEx Corp.	594
4		United Parcel Service, Inc., Class B	333

			927

		Electrical Equipment — 0.7%
5		Rockwell Automation, Inc.	371

		Machinery — 4.7%
4		Caterpillar, Inc.	477
6		Deere & Co.	495
13		Dover Corp.	793
9		Eaton Corp.	431
5		Parker Hannifin Corp.	384

			2,580

		Road & Rail — 1.6%
21		Heartland Express, Inc.	314
16		Knight Transportation, Inc.	278
12		Werner Enterprises, Inc.	325

			917

		Trading Companies & Distributors — 0.2%
1		W.W. Grainger, Inc.	137

		Total Industrials	7,336

		Information Technology — 9.4%
		Communications Equipment — 0.5%
7		JDS Uniphase Corp. (a)	85
4		Motorola Solutions, Inc.	185

			270

		Computers & Peripherals — 0.4%
7		Hewlett-Packard Co.	194

		Internet Software & Services — 0.3%
—	(h)	Google, Inc., Class A (a)	162

		IT Services — 0.4%
8		Paychex, Inc.	241

		Semiconductors & Semiconductor Equipment — 7.2%
19		Cypress Semiconductor Corp. (a)	323
41		Intel Corp.	1,095
10		KLA-Tencor Corp.	499
4		Linear Technology Corp.	143
32		Microchip Technology, Inc.	1,194
8		NVIDIA Corp. (a)	111

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
29	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	405
6	Texas Instruments, Inc.	181

		3,951

	Software — 0.6%
19	Electronic Arts, Inc. (a)	351

	Total Information Technology	5,169

	Materials — 7.0%
	Chemicals — 3.8%
13	Dow Chemical Co. (The)	421
10	OM Group, Inc. (a)	263
9	Praxair, Inc.	983
9	Valspar Corp.	405

		2,072

	Metals & Mining — 3.2%
22	AK Steel Holding Corp.	206
9	Cliffs Natural Resources, Inc.	618
14	Nucor Corp.	641
2	United States Steel Corp.	74
9	Vale S.A., (Brazil), ADR	231

		1,770

	Total Materials	3,842

	Utilities — 3.7%
	Electric Utilities — 1.5%
10	Edison International	422
3	Entergy Corp.	203
5	FirstEnergy Corp.	224

		849

	Multi-Utilities — 2.2%
10	Consolidated Edison, Inc.	595
18	Wisconsin Energy Corp.	613

		1,208

	Total Utilities	2,057

	Total Short Positions (Proceeds $39,457)	$41,992

Percentages indicated are based on net assets.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
ADR	—	American Depositary Receipt

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under
the Investment Company Act of 1940, as amended, and
advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed
delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange
contracts.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,854
Aggregate gross unrealized depreciation	(1,342)

Net unrealized appreciation/depreciation	$5,512

Federal income tax cost of investments	$55,258

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$60,598	$172	$—	$60,770
Total Liabilities (a)	$(40,975)	$(1,017)	$—	$(41,992)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 99.9% (j)
Common Stocks — 93.7%
	Consumer Discretionary — 11.0%
	Auto Components — 1.0%
286	Johnson Controls, Inc.	9,074

	Automobiles — 0.8%
285	General Motors Co. (a)	6,850

	Hotels, Restaurants & Leisure — 0.5%
94	Carnival Corp.	2,845
35	Marriott International, Inc., Class A	1,192

		4,037

	Household Durables — 0.4%
203	D.R. Horton, Inc.	2,823
44	Lennar Corp., Class A	952

		3,775

	Internet & Catalog Retail — 1.5%
69	Amazon.com, Inc. (a)	13,446

	Media — 5.8%
773	CBS Corp. (Non-Voting), Class B	22,023
82	Comcast Corp., Class A	2,186
63	Discovery Communications, Inc., Class A (a)	2,710
41	DISH Network Corp., Class A	1,131
609	Time Warner, Inc.	22,566

		50,616

	Specialty Retail — 0.6%
15	AutoZone, Inc. (a)	5,044

	Textiles, Apparel & Luxury Goods — 0.4%
22	Coach, Inc.	1,548
19	NIKE, Inc., Class B	1,945

		3,493

	Total Consumer Discretionary	96,335

	Consumer Staples — 8.8%
	Beverages — 3.2%
99	Coca-Cola Co. (The)	6,692
115	Coca-Cola Enterprises, Inc.	3,078
232	Dr. Pepper Snapple Group, Inc.	9,014
142	PepsiCo, Inc.	9,306

		28,090

	Food Products — 4.3%
218	Archer-Daniels-Midland Co.	6,247
256	Campbell Soup Co.	8,118
137	General Mills, Inc.	5,449
454	Kraft Foods, Inc., Class A	17,369

		37,183

	Household Products — 1.1%
18	Colgate-Palmolive Co.	1,642
124	Procter & Gamble Co. (The)	7,842

		9,484

	Tobacco — 0.2%
24	Philip Morris International, Inc.	1,787

	Total Consumer Staples	76,544

	Energy — 3.7%
	Energy Equipment & Services — 0.9%
64	Baker Hughes, Inc.	3,120
24	Halliburton Co.	894
17	National Oilwell Varco, Inc.	1,265
37	Schlumberger Ltd.	2,781

		8,060

	Oil, Gas & Consumable Fuels — 2.8%
24	Anadarko Petroleum Corp.	1,929
31	Chevron Corp.	3,237
58	Devon Energy Corp.	3,688
30	EQT Corp.	1,495
49	Marathon Petroleum Corp.	1,877
32	Occidental Petroleum Corp.	3,215
40	Pioneer Natural Resources Co.	3,932
40	Range Resources Corp.	2,272
81	Southwestern Energy Co. (a)	2,535

		24,180

	Total Energy	32,240

	Financials — 22.2%
	Capital Markets — 1.5%
21	Goldman Sachs Group, Inc. (The)	2,380
113	Invesco Ltd.	2,543
162	Morgan Stanley	3,025
67	State Street Corp.	2,641
156	TD Ameritrade Holding Corp.	2,507

		13,096

	Commercial Banks — 1.9%
363	Regions Financial Corp.	1,892
132	SunTrust Banks, Inc.	2,711
38	SVB Financial Group (a)	2,212
234	Wells Fargo & Co.	6,829
157	Zions Bancorp	2,651

		16,295

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Consumer Finance — 0.3%
67		Capital One Financial Corp.	3,047

		Diversified Financial Services — 1.0%
190		Bank of America Corp.	1,355
116		Citigroup, Inc.	3,568
31		IntercontinentalExchange, Inc. (a)	3,572

			8,495

		Insurance — 6.6%
240		ACE Ltd., (Switzerland)	16,735
44		Aflac, Inc.	2,098
108		Allstate Corp. (The)	3,121
91		Axis Capital Holdings Ltd., (Bermuda)	2,792
110		Everest Re Group Ltd., (Bermuda)	9,411
104		First American Financial Corp.	1,537
226		MetLife, Inc.	7,995
12		PartnerRe Ltd., (Bermuda)	805
225		Prudential Financial, Inc.	12,907
22		XL Group plc, (Ireland)	454

			57,855

		Real Estate Investment Trusts (REITs) — 10.9%
77		Alexandria Real Estate Equities, Inc.	5,545
33		Colonial Properties Trust	710
924		CubeSmart	10,515
214		DDR Corp.	2,960
151		Duke Realty Corp.	2,027
165		DuPont Fabros Technology, Inc.	4,200
213		Education Realty Trust, Inc.	2,276
66		Equity Residential	3,900
401		Glimcher Realty Trust	3,863
119		Host Hotels & Resorts, Inc.	1,949
164		Kimco Realty Corp.	2,984
90		Macerich Co. (The)	4,882
148		Mack-Cali Realty Corp.	4,245
225		Pebblebrook Hotel Trust	4,983
87		Post Properties, Inc.	3,888
169		Regency Centers Corp.	6,979
–	(h)	Rouse Properties, Inc. (a)	–	(h)
315		Senior Housing Properties Trust	7,140
64		Simon Property Group, Inc.	8,636
70		SL Green Realty Corp.	5,125
88		Ventas, Inc.	5,120
40		Vornado Realty Trust	3,267

			95,194

		Total Financials	193,982

		Health Care — 8.1%
		Biotechnology — 3.1%
19		Alexion Pharmaceuticals, Inc. (a)	1,435
91		Biogen Idec, Inc. (a)	10,778
159		Celgene Corp. (a)	11,562
130		Dendreon Corp. (a)	1,770
44		Vertex Pharmaceuticals, Inc. (a)	1,637

			27,182

		Health Care Equipment & Supplies — 2.1%
51		Becton, Dickinson & Co.	3,975
269		Covidien plc, (Ireland)	13,836
17		St. Jude Medical, Inc.	705

			18,516

		Health Care Providers & Services — 0.3%
9		Humana, Inc.	837
33		UnitedHealth Group, Inc.	1,719

			2,556

		Pharmaceuticals — 2.6%
71		Abbott Laboratories	3,842
31		Allergan, Inc.	2,743
306		Merck & Co., Inc.	11,721
132		Mylan, Inc. (a)	2,735
37		Teva Pharmaceutical Industries Ltd., (Israel), ADR	1,683

			22,724

		Total Health Care	70,978

		Industrials — 12.2%
		Aerospace & Defense — 2.2%
17		Honeywell International, Inc.	958
33		Textron, Inc.	843
221		United Technologies Corp.	17,312

			19,113

		Construction & Engineering — 1.4%
223		Fluor Corp.	12,536

		Electrical Equipment — 1.1%
178		Emerson Electric Co.	9,151

		Industrial Conglomerates — 1.6%
267		Tyco International Ltd., (Switzerland)	13,593

		Machinery — 2.2%
362		PACCAR, Inc.	15,981
51		SPX Corp.	3,516

			19,497

		Road & Rail — 3.7%
748		CSX Corp.	16,859

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Road & Rail — Continued
124	Norfolk Southern Corp.	8,924
60	Union Pacific Corp.	6,836

		32,619

	Total Industrials	106,509

	Information Technology — 13.3%
	Communications Equipment — 1.5%
397	Cisco Systems, Inc.	7,783
105	Juniper Networks, Inc. (a)	2,194
53	QUALCOMM, Inc.	3,106

		13,083

	Computers & Peripherals — 1.9%
29	Apple, Inc. (a)	13,420
77	SanDisk Corp. (a)	3,510

		16,930

	Electronic Equipment, Instruments & Components — 0.5%
59	Corning, Inc.	763
96	TE Connectivity Ltd., (Switzerland)	3,264

		4,027

	Internet Software & Services — 0.3%
71	eBay, Inc. (a)	2,247

	IT Services — 1.2%
98	Cognizant Technology Solutions Corp., Class A (a)	7,025
213	Genpact Ltd., (Bermuda) (a)	3,113

		10,138

	Semiconductors & Semiconductor Equipment — 6.6%
400	Altera Corp.	15,928
198	Analog Devices, Inc.	7,744
68	Applied Materials, Inc.	829
35	Avago Technologies Ltd., (Singapore)	1,178
156	Broadcom Corp., Class A (a)	5,360
178	Freescale Semiconductor Holdings I Ltd. (a)	2,843
254	Lam Research Corp. (a)	10,813
94	Marvell Technology Group Ltd., (Bermuda) (a)	1,460
148	Micron Technology, Inc. (a)	1,122
40	Novellus Systems, Inc. (a)	1,867
32	ON Semiconductor Corp. (a)	275
237	Xilinx, Inc.	8,512

		57,931

	Software — 1.3%
75	Adobe Systems, Inc. (a)	2,334
58	Citrix Systems, Inc. (a)	3,789
145	Oracle Corp.	4,075
5	VMware, Inc., Class A (a)	438
57	Zynga, Inc., Class A (a)	594

		11,230

	Total Information Technology	115,586

	Materials — 8.1%
	Chemicals — 5.6%
236	Air Products & Chemicals, Inc.	20,775
455	E.I. du Pont de Nemours & Co.	23,159
146	Georgia Gulf Corp. (a)	5,130

		49,064

	Containers & Packaging — 0.4%
98	Crown Holdings, Inc. (a)	3,535

	Metals & Mining — 2.1%
666	Alcoa, Inc.	6,769
245	Freeport-McMoRan Copper & Gold, Inc.	11,298

		18,067

	Total Materials	70,666

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.4%
97	Verizon Communications, Inc.	3,648

	Wireless Telecommunication Services — 0.6%
2,418	Sprint Nextel Corp. (a)	5,126

	Total Telecommunication Services	8,774

	Utilities — 5.3%
	Electric Utilities — 4.1%
72	American Electric Power Co., Inc.	2,852
110	NextEra Energy, Inc.	6,607
282	Northeast Utilities	9,786
551	NV Energy, Inc.	8,934
267	PPL Corp.	7,426

		35,605

	Gas Utilities — 0.1%
27	AGL Resources, Inc.	1,104

	Multi-Utilities — 1.1%
57	CenterPoint Energy, Inc.	1,060
73	DTE Energy Co.	3,900

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Multi-Utilities — Continued
109	PG&E Corp.	4,420

		9,380

	Total Utilities	46,089

	Total Common Stocks (Cost $709,169)	817,703

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.2%
1,555	U.S. Treasury Note, 0.625%, 06/30/12 (k) (Cost $1,558)	1,558

SHARES
Short-Term Investment — 6.0%
	Investment Company — 6.0%
52,630	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $52,630)	52,630

	Total Investments — 99.9% (Cost $763,357)	871,891
	Other Assets in Excess of Liabilities — 0.1%	559

	NET ASSETS — 100.0%	$872,450

Short Positions — 93.5%
Common Stocks — 93.5%
	Consumer Discretionary — 8.8%
	Automobiles — 0.9%
636	Ford Motor Co.	7,893

	Hotels, Restaurants & Leisure — 1.6%
213	Choice Hotels International, Inc.	7,722
151	Hyatt Hotels Corp., Class A (a)	6,427

		14,149

	Household Durables — 0.2%
76	Toll Brothers, Inc. (a)	1,653

	Media — 5.9%
213	Gannett Co., Inc.	3,015
214	New York Times Co. (The), Class A (a)	1,595
374	News Corp., Class B	7,288
212	Omnicom Group, Inc.	9,662
152	Scripps Networks Interactive, Inc., Class A	6,591
36	Time Warner Cable, Inc.	2,649
90	Viacom, Inc., Class B	4,243
172	Walt Disney Co. (The)	6,691
25	Washington Post Co. (The), Class B	9,597

		51,331

	Multiline Retail — 0.2%
32	J.C. Penney Co., Inc.	1,317

	Total Consumer Discretionary	76,343

	Consumer Staples — 8.8%
	Food & Staples Retailing — 0.8%
115	Wal-Mart Stores, Inc.	7,069
2	Whole Foods Market, Inc.	118

		7,187

	Food Products — 3.5%
81	H.J. Heinz Co.	4,205
348	Hershey Co. (The)	21,229
41	Mead Johnson Nutrition Co.	3,023
91	Sara Lee Corp.	1,750

		30,207

	Household Products — 1.4%
214	Church & Dwight Co., Inc.	9,691
37	Clorox Co. (The)	2,527

		12,218

	Personal Products — 0.8%
125	Estee Lauder Cos., Inc. (The), Class A	7,246

	Tobacco — 2.3%
613	Altria Group, Inc.	17,418
25	Lorillard, Inc.	2,695

		20,113

	Total Consumer Staples	76,971

	Energy — 4.7%
	Energy Equipment & Services — 1.4%
59	Diamond Offshore Drilling, Inc.	3,688
194	Tenaris S.A., (Luxembourg), ADR	7,632
54	Weatherford International Ltd., (Switzerland) (a)	899

		12,219

	Oil, Gas & Consumable Fuels — 3.3%
66	Chesapeake Energy Corp.	1,384
25	Denbury Resources, Inc. (a)	479
77	Encana Corp., (Canada)	1,469
177	Exxon Mobil Corp.	14,839
73	Newfield Exploration Co. (a)	2,745
57	Sunoco, Inc.	2,175

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Oil, Gas & Consumable Fuels — Continued
130	Tesoro Corp. (a)	3,242
55	TransCanada Corp., (Canada)	2,237

		28,570

	Total Energy	40,789

	Financials — 21.8%
	Capital Markets — 1.5%
133	Federated Investors, Inc., Class B	2,271
28	Franklin Resources, Inc.	2,939
84	Northern Trust Corp.	3,465
81	T. Rowe Price Group, Inc.	4,691

		13,366

	Commercial Banks — 3.0%
106	Bank of Hawaii Corp.	4,828
41	Commerce Bancshares, Inc.	1,585
92	Cullen/Frost Bankers, Inc.	5,122
360	KeyCorp	2,799
156	UMB Financial Corp.	6,036
476	Valley National Bancorp	5,670

		26,040

	Insurance — 6.4%
201	American International Group, Inc. (a)	5,049
155	Aon Corp.	7,507
55	Arch Capital Group Ltd., (Bermuda) (a)	1,972
118	Chubb Corp. (The)	7,921
78	Fidelity National Financial, Inc., Class A	1,411
176	Principal Financial Group, Inc.	4,795
329	Progressive Corp. (The)	6,668
27	RenaissanceRe Holdings Ltd., (Bermuda)	1,996
137	Torchmark Corp.	6,234
90	Travelers Cos., Inc. (The)	5,241
210	W.R. Berkley Corp.	7,190

		55,984

	Real Estate Investment Trusts (REITs) — 10.9%
57	American Campus Communities, Inc.	2,435
243	BioMed Realty Trust, Inc.	4,518
180	DiamondRock Hospitality Co.	1,896
76	Digital Realty Trust, Inc.	5,414
42	EastGroup Properties, Inc.	1,986
398	Equity One, Inc.	7,502
418	Extra Space Storage, Inc.	11,008
150	Federal Realty Investment Trust	14,131
97	Health Care REIT, Inc.	5,572
141	Highwoods Properties, Inc.	4,659
156	National Retail Properties, Inc.	4,206
115	Realty Income Corp.	4,179
231	Strategic Hotels & Resorts, Inc. (a)	1,433
166	Tanger Factory Outlet Centers	4,909
209	Taubman Centers, Inc.	14,030
241	Washington Real Estate Investment Trust	7,167

		95,045

	Total Financials	190,435

	Health Care — 8.6%
	Biotechnology — 0.7%
59	Amgen, Inc.	3,979
205	Isis Pharmaceuticals, Inc. (a)	1,674
8	Regeneron Pharmaceuticals, Inc. (a)	700

		6,353

	Health Care Equipment & Supplies — 2.8%
25	Edwards Lifesciences Corp. (a)	2,034
108	Medtronic, Inc.	4,158
91	Stryker Corp.	5,016
84	Varian Medical Systems, Inc. (a)	5,526
131	Zimmer Holdings, Inc. (a)	7,958

		24,692

	Health Care Providers & Services — 0.2%
60	Coventry Health Care, Inc. (a)	1,810

	Life Sciences Tools & Services — 0.4%
70	Agilent Technologies, Inc. (a)	2,956

	Pharmaceuticals — 4.5%
122	Bristol-Myers Squibb Co.	3,933
497	Eli Lilly & Co.	19,736
59	Forest Laboratories, Inc. (a)	1,859
93	Hospira, Inc. (a)	3,215
142	Johnson & Johnson	9,383
84	Warner Chilcott plc, (Ireland), Class A (a)	1,412

		39,538

	Total Health Care	75,349

	Industrials — 12.9%
	Aerospace & Defense — 4.1%
170	Boeing Co. (The)	12,603
194	Lockheed Martin Corp.	15,962
44	Northrop Grumman Corp.	2,537
94	Raytheon Co.	4,518

		35,620

	Air Freight & Logistics — 1.1%
67	FedEx Corp.	6,139

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Air Freight & Logistics — Continued
51	United Parcel Service, Inc., Class B	3,866

		10,005

	Electrical Equipment — 0.7%
74	Rockwell Automation, Inc.	5,755

	Industrial Conglomerates — 0.6%
304	General Electric Co.	5,680

	Machinery — 4.2%
81	Caterpillar, Inc.	8,839
76	Deere & Co.	6,539
184	Dover Corp.	11,667
105	Eaton Corp.	5,168
55	Parker Hannifin Corp.	4,461

		36,674

	Road & Rail — 2.2%
445	Heartland Express, Inc.	6,599
335	Knight Transportation, Inc.	5,895
243	Werner Enterprises, Inc.	6,361

		18,855

	Total Industrials	112,589

	Information Technology — 13.5%
	Communications Equipment — 0.7%
98	Ciena Corp. (a)	1,423
132	JDS Uniphase Corp. (a)	1,676
65	Motorola Solutions, Inc.	3,004

		6,103

	Computers & Peripherals — 1.2%
350	Dell, Inc. (a)	6,032
152	Hewlett-Packard Co.	4,250

		10,282

	Internet Software & Services — 0.7%
10	Google, Inc., Class A (a)	5,940

	IT Services — 2.7%
108	International Business Machines Corp.	20,801
41	Paychex, Inc.	1,288
109	SAIC, Inc. (a)	1,397

		23,486

	Semiconductors & Semiconductor Equipment — 7.3%
231	Advanced Micro Devices, Inc. (a)	1,551
209	Cypress Semiconductor Corp. (a)	3,590
724	Intel Corp.	19,128
138	KLA-Tencor Corp.	7,066
99	Linear Technology Corp.	3,283
546	Microchip Technology, Inc.	20,168
67	NVIDIA Corp. (a)	996
509	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	7,165
22	Texas Instruments, Inc.	700

		63,647

	Software — 0.9%
377	Electronic Arts, Inc. (a)	7,009
23	Intuit, Inc.	1,304

		8,313

	Total Information Technology	117,771

	Materials — 8.0%
	Chemicals — 4.8%
162	Dow Chemical Co. (The)	5,428
43	Ecolab, Inc.	2,593
174	OM Group, Inc. (a)	4,712
156	Praxair, Inc.	16,567
12	Sherwin-Williams Co. (The)	1,180
252	Valspar Corp.	10,888

		41,368

	Metals & Mining — 3.1%
401	AK Steel Holding Corp.	3,787
121	Cliffs Natural Resources, Inc.	8,713
228	Nucor Corp.	10,151
42	U.S. Steel Corp.	1,276
137	Vale S.A., (Brazil), ADR	3,471

		27,398

	Paper & Forest Products — 0.1%
40	International Paper Co.	1,230

	Total Materials	69,996

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.2%
344	AT&T, Inc.	10,123

	Utilities — 5.2%
	Electric Utilities — 1.9%
199	Edison International	8,155
70	Entergy Corp.	4,877
76	FirstEnergy Corp.	3,204

		16,236

	Gas Utilities — 0.0% (g)
10	National Fuel Gas Co.	513

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Multi-Utilities — 3.3%
273	Consolidated Edison, Inc.	16,114
41	MDU Resources Group, Inc.	883
342	Wisconsin Energy Corp.	11,621

		28,618

	Total Utilities	45,367

	Total Short Positions (Proceeds $769,416)	$815,733

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(18)	E-mini S&P 500	03/16/12	$(1,177)	$15

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under
the Investment Company Act of 1940, as amended, and
advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed
delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange
contracts.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	128,612
Aggregate gross unrealized depreciation	(20,078)

Net unrealized appreciation/depreciation	$108,534

Federal income tax cost of investments	$763,357

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$868,650	$3,241	$—	$871,891

Total Liabilities (b)	$(797,465)	$(18,268)	$—	$(815,733)

Appreciation in Other Financial Instruments
Futures Contracts	$15	$—	$—	$15

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures contracts collateral and certain ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.
(b)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.1%
Consumer Discretionary — 5.1%
	Automobiles — 1.5%
12	Sollers OJSC (a) (f) (i)	139

	Media — 3.6%
34	CTC Media, Inc. (m)	338

	Total Consumer Discretionary	477

Consumer Staples — 20.3%
	Food & Staples Retailing — 13.4%
39	DIXY Group OJSC (a) (m)	448
6	Magnit OJSC (m)	604
9	X5 Retail Group N.V., Reg. S, GDR (a) (m)	196

		1,248

	Food Products — 4.4%
18	Cherkizovo Group OJSC, Reg. S, GDR (a) (m)	228
1	Kernel Holding S.A., (Ukraine) (a) (m)	22
24	Ros Agro plc, (Cyprus), GDR (a) (e) (m)	161

		411

	Personal Products — 2.5%
7	Oriflame Cosmetics S.A., (Luxembourg) (m)	230

	Total Consumer Staples	1,889

Energy — 26.7%
	Energy Equipment & Services — 2.0%
7	Eurasia Drilling Co., Ltd., (Cyprus), Reg. S, GDR (m)	183

	Oil, Gas & Consumable Fuels — 24.7%
35	Dragon Oil plc, (Ireland) (m)	287
18	Gazprom OAO, ADR (m)	217
22	KazMunaiGas Exploration Production, Reg. S, (Kazakhstan), GDR (m)	341
9	Lukoil OAO, ADR (m)	546
1	NovaTek OAO, Reg. S, GDR (m)	97
18	Tatneft, ADR (m)	623
18	Zhaikmunai LP, Reg. S, (Kazakhstan), GDR (a) (m)	198

		2,309

	Total Energy	2,492

Financials — 16.2%
	Commercial Banks — 16.0%
33	Bank St. Petersburg OJSC (m)	104
23	Halyk Savings Bank of Kazakhstan JSC, Reg. S, (Kazakhstan), GDR (a) (m)	127
120	Sberbank of Russia (m)	357
76	Sberbank of Russia, ADR (a) (m)	907

		1,495

	Real Estate Management & Development — 0.2%
45	HALS-Development JSC, Reg. S, GDR (a) (m)	18

	Total Financials	1,513

Health Care — 1.3%
	Pharmaceuticals — 1.3%
4	Veropharm (m)	118

Industrials — 3.8%
	Construction & Engineering — 3.8%
55	Mostotrest (f) (i)	352

Information Technology — 0.2%
	Communications Equipment — 0.2%
42	Sitronics, Reg. S, GDR (a) (f) (i)	21

Materials — 11.2%
	Construction Materials — 0.1%
24	Steppe Cement Ltd., (Malaysia) (a) (m)	12

	Metals & Mining — 11.1%
45	Magnitogorsk Iron & Steel Works, Reg. S, GDR (m)	266
32	Mechel OAO, ADR (m)	146
15	MMC Norilsk Nickel OJSC, ADR (m)	284
13	Novolipetsk Steel OJSC, Reg. S, GDR (m)	332
19	Orsu Metals Corp., (United Kingdom) (a) (m)	3
3	Polyus Gold International Ltd., (United Kingdom), GDR (a) (m)	8

		1,039

	Total Materials	1,051

Telecommunication Services — 10.7%
	Wireless Telecommunication Services — 10.7%
19	Mobile Telesystems OJSC (m)	135
26	Mobile Telesystems OJSC, ADR (m)	428
23	Sistema JSFC, Reg. S, GDR (m)	438

	Total Telecommunication Services	1,001

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Utilities — 2.6%
		Electric Utilities — 2.6%
2,094		IDGC Holding JSC (a) (m)	191
135		Lenenergo OAO (a) (m)	49

		Total Utilities	240

		Total Common Stocks (Cost $7,059)	9,154

Preferred Stock — 1.6%
Materials —1.6%
		Metals & Mining — 1.6%
19		Mechel OAO (m) (Cost $336)	149

Short-Term Investment — 0.0% (g)
Investment Company —0.0% (g)
—	(h)	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $—(h))	—	(h)

		Total Investments — 99.7% (Cost $7,395)	9,303
		Other Assets in Excess of Liabilities — 0.3%	25

		NET ASSETS — 100.0%	$9,328

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $512,000 which amounts to 5.5% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of January 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $7,956,000 and 85.5%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	3,548
Aggregate gross unrealized depreciation	(1,640)

Net unrealized appreciation/depreciation	$1,908

Federal income tax cost of investments	$7,395

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$338		$—	$139	$477
Consumer Staples	161		1,728	—	1,889
Energy	—		2,492	—	2,492
Financials	104		1,409	—	1,513
Health Care	—		118	—	118
Industrials	—		—	352	352
Information Technology	—		—	21	21
Materials	3		1,048	—	1,051
Telecommunication Services	—		1,001	—	1,001
Utilities	—		240	—	240

Total Common Stocks	606		8,036	512	9,154

Preferred Stock Materials	—		149	—	149

Total Preferred Stock	—		149	—	149

Short-Term Investment Investment Company	—	(a)	—	—	—	(a)

Total Investments in Securities	$606		$8,185	$512	$9,303

(a)	Amount rounds to less than $1,000.

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

	Balance as of 10/31/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/12
Investments in Securities
Common Stocks-Consumer Discretionary	$158	$—	$(19)	$—	$—	$—	$—	$—	$139
Common Stocks-Industrials	340	(13)	48	—	—	(23)	—	—	352
Common Stocks-Information Technology	25	—	(4)	—	—	—	—	—	21

Total	$523	$(13)	$25	$—	$—	$(23)	$—	$—	$512

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $25,000.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
	Common Stocks — 37.8%
		Australia — 0.2%
	9	Anvil Mining Ltd. (a)	70

		Canada — 2.9%
	17	Barrick Gold Corp. (m)	823
	29	Grande Cache Coal Corp. (a)	280
	21	Kinross Gold Corp.	234

			1,337

		France — 2.4%
	9	Schneider Electric S.A.	583
	25	Vivendi S.A.	528

			1,111

		Hong Kong — 0.6%
	51	Cheung Kong Infrastructure Holdings Ltd.	290

		Japan — 5.8%
	—(h)	Japan Tobacco, Inc.	701
	99	Mitsubishi UFJ Financial Group, Inc.	458
	296	Mizuho Financial Group, Inc.	447
	—(h)	NTT DoCoMo, Inc.	544
	16	Sumitomo Mitsui Financial Group, Inc.	496

			2,646

		Netherlands — 2.2%
	7	CNH Global N.V. (a)	298
	20	Royal Dutch Shell plc, Class A	706

			1,004

		Switzerland — 2.1%
	4	Cie Financiere Richemont S.A., Class A	206
	1	Syngenta AG (a)	277
	9	Tyco International Ltd.	473

			956

		Taiwan — 0.0% (g)
	—(h)	MediaTek, Inc.	—	(h)
	—(h)	Taiwan Semiconductor Manufacturing Co., Ltd.	1

			1

		United Kingdom — 9.9%
	35	BG Group plc	788
	75	BP plc	566
	14	British American Tobacco plc	667
	25	British Sky Broadcasting Group plc	274
	12	GlaxoSmithKline plc	262
	16	Imperial Tobacco Group plc	556
	47	National Grid plc	464
	27	Prudential plc	297
		United Kingdom –– Continued
	242	Vodafone Group plc	653

			4,527

		United States — 11.7%
	9	AGCO Corp. (a) (m)	470
	3	Chevron Corp. (m)	327
	12	E.I. du Pont de Nemours & Co. (m)	627
	23	EMC Corp. (a) (m)	584
	2	Goodrich Corp. (m)	297
	4	Harleysville Group, Inc. (m)	247
	8	Microsoft Corp.	230
	7	Motorola Mobility Holdings, Inc. (a)	270
	6	Netlogic Microsystems, Inc. (a)	277
	13	Newmont Mining Corp.	825
	4	Norfolk Southern Corp.	324
	3	Occidental Petroleum Corp.	323
	7	Temple-Inland, Inc.	213
	3	Union Pacific Corp.	352

			5,366

		Total Common Stocks (Cost $16,303)	17,308

PRINCIPAL AMOUNT
	Convertible Bonds — 10.0%
		Cayman Islands — 1.2%
	550	Transocean, Inc., Series C, 1.500%, 12/15/37	540

		Singapore — 1.7%
		CapitaLand Ltd.,
SGD	750	2.875%, 09/03/16	569
SGD	250	3.125%, 03/05/18	204

			773

		Switzerland — 0.5%
CHF	200	Swiss Prime Site AG, 1.875%, 01/20/15	222

		Taiwan — 0.6%
	300	Hon Hai Precision Industry Co., Ltd., Zero Coupon, 10/12/13	296

		United Kingdom — 1.8%
	500	QBE Funding Trust, Zero Coupon, 05/12/30	308
HKD	4,000	Wharf Finance 2014 Ltd., 2.300%, 06/07/14	496

			804

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Convertible Bonds — Continued
		United States — 4.2%
	351	Boston Properties LP, 3.750%, 05/15/36 (m)	404
	292	Gilead Sciences, Inc., 1.000%, 05/01/14 (m)	353
	793	Liberty Interactive LLC, 3.125%, 03/30/23 (m)	926
	300	Newford Capital Ltd., Zero Coupon, 05/12/16	272

			1,955

		Total Convertible Bonds (Cost $4,320)	4,590

	Corporate Bonds — 3.4%
		Cayman Islands — 1.6%
	700	Hutchison Whampoa International 10 Ltd., VAR, 6.000%, 10/28/15 (e) (m) (x)	703

		France — 1.8%
EUR	289	AXA S.A., Series CS, 2.500%, 01/01/14	830

		Total Corporate Bonds (Cost $1,284)	1,533

	Foreign Government Securities — 28.6%
		Australia — 9.8%
AUD	2,250	Australia Government Bond, 6.038%, 08/20/20 (m)	4,477

		Finland — 6.9%
	3,100	Finland Government Bond, 1.250%, 10/19/15 (e) (m)	3,153

		Germany — 2.7%
EUR	900	Bundesobligation, 4.000%, 10/11/13	1,253

		United Kingdom — 9.2%
GBP	950	United Kingdom Gilt Inflation Linked, 2.500%, 08/16/13	4,239

		Total Foreign Government Securities (Cost $11,831)	13,122

SHARES
	Preferred Stock — 0.2%
		United States — 0.2%
	—(h)	Wells Fargo & Co., Series L, non-cumulative, 7.500% (x) (Cost $74)	76

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Supranational — 9.9%
AUD	1,386	European Investment Bank, 6.000%, 08/14/13	1,496
	3,000	International Bank for Reconstruction & Development, 1.125%, 08/25/14 (m)	3,060

		Total Supranational (Cost $4,402)	4,556

	U.S. Treasury Obligation — 4.2%
	1,250	U.S. Treasury Bond, 8.875%, 02/15/19 (m) (Cost $1,652)	1,906

SHARES
	Short-Term Investment — 1.9%
		Investment Company — 1.9%
	881	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $881)	881

		Total Investments — 96.0% (Cost $40,747)	43,972
		Other Assets in Excess of Liabilities — 4.0%	1,848

		NET ASSETS — 100.0%	$45,820

Percentages indicated are based on net assets.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Governments	29.8%
Supranational	10.4
Oil, Gas & Consumable Fuels	6.2
Diversified Financial Services	5.9
Metals & Mining	5.1
Tobacco	4.4
U.S. Treasury Obligation	4.3
Commercial Banks	3.4
Media	2.7
Wireless Telecommunication Services	2.7
Real Estate Management & Development	2.3
Chemicals	2.1
Machinery	1.7
Road & Rail	1.5
Computers & Peripherals	1.3
Electrical Equipment	1.3
Insurance	1.2
Energy Equipment & Services	1.2
Diversified Telecommunication Services	1.2
Industrial Conglomerates	1.1
Multi-Utilities	1.1
Short-Term Investment	2.0
Others (each less than 1.0%)	7.1

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
13	Euro-Bobl	03/08/12	2,136	14
14	10 Year U.S. Treasury Note	03/21/12	1,852	14
30	5 Year U.S. Treasury Note	03/30/12	3,721	40
	Short Futures Outstanding
(17)	Euro Bund	03/08/12	(3,107)	(117)
(8)	DAX	03/16/12	(1,692)	(92)
(13)	E-mini Russell 2000	03/16/12	(1,029)	(39)
(42)	E-mini S&P 500	03/16/12	(2,747)	(1)
(49)	FTSE 100 Index	03/16/12	(4,358)	(148)
(13)	2 Year U.S. Treasury Note	03/30/12	(2,870)	(5)

				(334)

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
114,497	EUR
1,201,548	for HKD	Barclays Bank plc	03/09/12	155	#	150	#	(5)

298,818	CAD	Goldman Sachs International	03/09/12	293		298		5

99,494	EUR	Credit Suisse International	03/09/12	130		130		– (h)
1,145,447	EUR	HSBC Bank, N.A.	03/09/12	1,470		1,499		29

215,418	GBP	Credit Suisse International	03/09/12	334		339		5
219,750	GBP	Goldman Sachs International	03/09/12	341		346		5
815,333	GBP	HSBC Bank, N.A.	03/09/12	1,251		1,284		33
157,095	GBP	Royal Bank of Canada	03/09/12	248		248		– (h)

				4,222		4,294		72

CONTRACTS TO SELL	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
5,588,742	AUD	Goldman Sachs International	03/09/12	5,659		5,910		(251)

946,385	CAD	Goldman Sachs International	03/09/12	928		943		(15)
267,870	CAD	Royal Bank of Canada	03/09/12	267		267		– (h)
158,102	CAD	Union Bank of Switzerland AG	03/09/12	154		157		(3)
240,495	CAD	Westpac Banking Corp.	03/09/12	239		240		(1)

556,811	CHF	Goldman Sachs International	03/09/12	604		605		(1)
443,963	CHF	Royal Bank of Canada	03/09/12	470		483		(13)

115,040	EUR	Barclays Bank plc	03/09/12	150		150		– (h)
263,092	EUR	Citibank, N.A.	03/09/12	339		344		(5)
241,390	EUR	Credit Suisse International	03/09/12	316		316		– (h)
370,606	EUR	Morgan Stanley	03/09/12	470		485		(15)
3,390,641	EUR	Royal Bank of Canada	03/09/12	4,547		4,436		111
138,508	EUR	State Street Corp.	03/09/12	179		180		(1)

107,646	GBP	Barclays Bank plc	03/09/12	169		170		(1)
6,735,842	GBP	Royal Bank of Canada	03/09/12	10,513		10,611		(98)
207,418	GBP	Westpac Banking Corp.	03/09/12	323		327		(4)

3,878,734	HKD	Royal Bank of Canada	03/09/12	499		500		(1)

12,658,206	JPY	Deutsche Bank AG	03/09/12	165		166		(1)
179,208,887	JPY	Royal Bank of Canada	03/09/12	2,311		2,352		(41)

790,075	SGD	Deutsche Bank AG	03/09/12	615		629		(14)

				28,917		29,271		(354)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/12 of the currency being sold, and the value at 01/31/12 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2012.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2012.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $9,763,000 and 22.2%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	3,405
Aggregate gross unrealized depreciation	(180)

Net unrealized appreciation/depreciation	$3,225

Federal income tax cost of investments	$40,747

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$70	$—	$—	$70
Canada	1,337	—	—	1,337
France	—	1,111	—	1,111
Hong Kong	—	290	—	290
Japan	—	2,646	—	2,646
Netherlands	298	706	—	1,004
Switzerland	473	483	—	956
Taiwan	—	1	—	1
United Kingdom	—	4,527	—	4,527
United States	5,366	—	—	5,366

Total Common Stocks	7,544	9,764	—	17,308

Preferred Stocks
United States	76	—	—	76

Total Preferred Stocks	76	—	—	76

Debt Securities
Convertible Bonds
Cayman Islands	—	540	—	540
Singapore	—	773	—	773
Switzerland	—	222	—	222
Taiwan	—	296	—	296
United Kingdom	—	804	—	804
United States	—	1,955	—	1,955

Total Convertible Bonds	—	4,590	—	4,590

Corporate Bonds
Cayman Islands	—	703	—	703
France	—	830	—	830

Total Corporate Bonds	—	1,533	—	1,533

Foreign Government Securities	—	13,122	—	13,122
Supranational	—	4,556	—	4,556
U.S. Treasury Obligation	—	1,906	—	1,906
Short-Term Investment
Investment Company	881	—	—	881

Total Investments in Securities	$8,501	$35,471	$—	$43,972

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$188	$—	$188
Futures Contracts	68	—	—	68

Total Appreciation in Other Financial Instruments	$68	$188	$—	$256

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(470)	$—	$(470)
Futures Contracts	(402)	—	—	(402)

Total Depreciation in Other Financial Instruments	$(402)	$(470)	$—	$(872)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.3%
Consumer Discretionary — 17.4%
	Auto Components — 2.6%
78	BorgWarner, Inc. (a)	5,828
428	Johnson Controls, Inc.	13,591

		19,419

	Hotels, Restaurants & Leisure — 2.7%
135	Carnival Corp.	4,067
61	Darden Restaurants, Inc.	2,813
222	Yum! Brands, Inc.	14,039

		20,919

	Household Durables — 0.5%
187	Lennar Corp., Class A	4,022

	Internet & Catalog Retail — 1.9%
74	Amazon.com, Inc. (a)	14,431

	Media — 4.6%
262	CBS Corp. (Non-Voting), Class B	7,474
322	Comcast Corp., Class A	8,555
103	DISH Network Corp., Class A	2,879
429	Time Warner, Inc.	15,907

		34,815

	Multiline Retail — 0.7%
106	Target Corp.	5,390

	Specialty Retail — 3.1%
19	AutoZone, Inc. (a)	6,689
99	Home Depot, Inc.	4,409
464	Lowe’s Cos., Inc.	12,459

		23,557

	Textiles, Apparel & Luxury Goods — 1.3%
91	NIKE, Inc., Class B	9,512

	Total Consumer Discretionary	132,065

Consumer Staples — 7.1%
	Beverages — 0.4%
46	Coca-Cola Co. (The)	3,102

	Food & Staples Retailing — 1.0%
176	CVS Caremark Corp.	7,342

	Food Products — 2.7%
147	Campbell Soup Co.	4,653
135	General Mills, Inc.	5,361
274	Kraft Foods, Inc., Class A	10,506

		20,520

	Household Products — 2.5%
59	Colgate-Palmolive Co.	5,366
212	Procter & Gamble Co. (The)	13,377

		18,743

	Personal Products — 0.5%
73	Estee Lauder Cos., Inc. (The), Class A	4,225

	Total Consumer Staples	53,932

Energy — 12.9%
	Energy Equipment & Services — 2.9%
65	Baker Hughes, Inc.	3,184
76	Cameron International Corp. (a)	4,056
193	Schlumberger Ltd.	14,515

		21,755

	Oil, Gas & Consumable Fuels — 10.0%
135	Anadarko Petroleum Corp.	10,890
39	Devon Energy Corp.	2,480
52	EOG Resources, Inc.	5,493
316	Exxon Mobil Corp.	26,494
43	Marathon Petroleum Corp.	1,634
153	Occidental Petroleum Corp.	15,248
42	Pioneer Natural Resources Co.	4,181
53	Southwestern Energy Co. (a)	1,641
284	Williams Cos., Inc. (The)	8,172

		76,233

	Total Energy	97,988

Financials — 12.8%
	Capital Markets — 3.2%
47	Ameriprise Financial, Inc.	2,516
82	Goldman Sachs Group, Inc. (The)	9,143
271	Invesco Ltd.	6,116
208	Morgan Stanley	3,880
180	TD Ameritrade Holding Corp.	2,899

		24,554

	Commercial Banks — 3.1%
120	U.S. Bancorp	3,376
700	Wells Fargo & Co.	20,461

		23,837

	Consumer Finance — 0.7%
120	Capital One Financial Corp.	5,481

	Diversified Financial Services — 2.3%
583	Bank of America Corp.	4,159
306	Citigroup, Inc.	9,407
33	IntercontinentalExchange, Inc. (a)	3,768

		17,334

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — 3.5%
127	ACE Ltd., (Switzerland)	8,840
291	MetLife, Inc.	10,267
126	Prudential Financial, Inc.	7,234

		26,341

	Total Financials	97,547

Health Care — 12.9%
	Biotechnology — 2.6%
76	Biogen Idec, Inc. (a)	8,963
107	Celgene Corp. (a)	7,755
88	Vertex Pharmaceuticals, Inc. (a)	3,258

		19,976

	Health Care Equipment & Supplies — 1.0%
144	Covidien plc, (Ireland)	7,412

	Health Care Providers & Services — 3.3%
197	Cardinal Health, Inc.	8,472
93	Humana, Inc.	8,283
171	UnitedHealth Group, Inc.	8,862

		25,617

	Pharmaceuticals — 6.0%
69	Allergan, Inc.	6,107
567	Merck & Co., Inc.	21,687
824	Pfizer, Inc.	17,637

		45,431

	Total Health Care	98,436

Industrials — 8.4%
	Aerospace & Defense — 3.3%
144	Honeywell International, Inc.	8,361
211	United Technologies Corp.	16,525

		24,886

	Electrical Equipment — 0.8%
119	Emerson Electric Co.	6,089

	Industrial Conglomerates — 1.1%
160	Tyco International Ltd., (Switzerland)	8,162

	Machinery — 1.1%
200	PACCAR, Inc.	8,823

	Road & Rail — 2.1%
225	Norfolk Southern Corp.	16,251

	Total Industrials	64,211

Information Technology — 20.6%
	Communications Equipment — 4.1%
638	Cisco Systems, Inc.	12,528
308	Juniper Networks, Inc. (a)	6,438
204	QUALCOMM, Inc.	11,986

		30,952

	Computers & Peripherals — 6.4%
88	Apple, Inc. (a)	40,320
234	EMC Corp. (a)	6,035
58	NetApp, Inc. (a)	2,180

		48,535

	Internet Software & Services — 0.4%
27	Baidu, Inc., (China), ADR (a)	3,481

	IT Services — 1.9%
120	Cognizant Technology Solutions Corp., Class A (a)	8,629
17	MasterCard, Inc., Class A	5,991

		14,620

	Semiconductors & Semiconductor Equipment — 1.6%
93	Lam Research Corp. (a)	3,941
227	Xilinx, Inc.	8,127

		12,068

	Software — 6.2%
46	Citrix Systems, Inc. (a)	3,011
68	MICROS Systems, Inc. (a)	3,367
924	Microsoft Corp.	27,293
477	Oracle Corp.	13,464

		47,135

	Total Information Technology	156,791

Materials — 3.8%
	Chemicals — 2.4%
291	E.I. du Pont de Nemours & Co.	14,806
46	Monsanto Co.	3,745

		18,551

	Metals & Mining — 1.4%
160	Freeport-McMoRan Copper & Gold, Inc.	7,390
43	Walter Energy, Inc.	2,954

		10,344

	Total Materials	28,895

Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
346	Verizon Communications, Inc.	13,018

Utilities — 1.7%
	Electric Utilities — 0.6%
76	NextEra Energy, Inc.	4,529

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Multi-Utilities — 1.1%
236	CenterPoint Energy, Inc.	4,368
85	Dominion Resources, Inc.	4,256

		8,624

	Total Utilities	13,153

	Total Common Stocks (Cost $592,731)	756,036

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
1,400	U.S. Treasury Note, 0.625%, 06/30/12 (m) (Cost $1,402)	1,403

SHARES
Short-Term Investment — 0.1%
	Investment Company — 0.1%
434	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $434)	434

	Total Investments — 99.6% (Cost $594,567)	757,873

	Other Assets in Excess of Liabilities — 0.4%	2,894

	NET ASSETS — 100.0%	$760,767

Percentages indicated are based on net assets.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,066
Aggregate gross unrealized depreciation	(5,760)

Net unrealized appreciation/depreciation	$163,306

Federal income tax cost of investments	$594,567

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$756,470	$1,403	$—	$757,873

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 96.3%
	Alabama — 0.3%
	Education — 0.3%
8,135	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	9,719

	Arizona — 3.9%
	Certificate of Participation/Lease — 0.0% (g)
650	Salt River Project Agricultural Improvement & Power District, COP, NATL-RE, 5.000%, 12/01/12	674

	Education — 0.0% (g)
175	Arizona State University, Rev., AMBAC, 5.000%, 07/01/19	191

	General Obligation — 0.8%
	City of Goodyear,
1,175	GO, AGM, 6.000%, 07/01/15	1,377
1,225	GO, AGM, 6.000%, 07/01/16	1,491
1,300	GO, AGM, 6.000%, 07/01/17	1,628
1,375	GO, AGM, 6.000%, 07/01/18	1,754
1,400	GO, AGM, 6.000%, 07/01/19	1,757
3,450	City of Phoenix, Various Purpose, Series A, GO, 5.000%, 07/01/17	4,201
725	Maricopa County Unified School District No. 48, Scottsdale, School Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 07/01/15 (p)	834
275	Maricopa County Unified School District No. 48, Scottsdale, Unrefunded Balance, School Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 07/01/16	313
8,130	Maricopa County Unified School District No. 69-Paradise Valley, GO, NATL-RE, FGIC, 5.200%, 07/01/16	9,513
1,500	Maricopa County Unified School District No. 97-Deer Valley, School Improvement Project 2004, Series B, GO, AGM, 5.000%, 07/01/15	1,700

		24,568

	Hospital — 0.5%
	Arizona Health Facilities Authority, Banner Health,
5,000	Series D, Rev., 5.000%, 01/01/17	5,824
2,500	Series D, Rev., 5.000%, 01/01/23	2,795
3,215	Series D, Rev., 5.000%, 01/01/24	3,589
2,500	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.080%, 02/02/15	2,332
2,250	Scottsdale IDA, Series A, Rev., 5.000%, 09/01/14	2,414

		16,954

	Other Revenue — 1.5%
	Arizona State Transportation Board,
16,705	Series A, Rev., 5.250%, 07/01/25	19,969
17,135	Series A, Rev., 5.250%, 07/01/26	20,327
3,000	Arizona State Transportation Board, Maricopa County Regional Area Road, Rev., 5.000%, 07/01/24	3,654
	Phoenix Civic Improvement Corp., Senior Lien,
1,085	Series C, Rev., 5.000%, 07/01/22	1,365
1,000	Series C, Rev., 5.000%, 07/01/24	1,233

		46,548

	Prerefunded — 0.4%
12,040	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	13,581

	Special Tax — 0.4%
9,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 7.000%, 07/01/33	9,568
1,845	Scottsdale Municipal Property Corp., Rev., 5.000%, 07/01/17	2,243

		11,811

	Transportation — 0.2%
5,475	Arizona State Transportation Board, Series A, Rev., GAN, 5.000%, 07/01/14	6,048

	Utility — 0.1%
1,500	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/22	1,806

	Total Arizona	122,181

	Arkansas — 0.3%
	Special Tax — 0.2%
5,650	City of Fayetteville, Sales & Use Tax, Series A, Rev., AGM, 4.750%, 11/01/18	6,530

	Water & Sewer — 0.1%
1,815	City of Fort Smith, Water & Sewer, Rev., AGM, 5.000%, 10/01/22	2,152

	Total Arkansas	8,682

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	California — 7.1%
	Education — 0.8%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,204
	California State Public Works Board, University of California Research Project,
1,000	Series E, Rev., 5.250%, 10/01/17	1,177
2,025	Series E, Rev., 5.250%, 10/01/18	2,360
	University of California,
5,285	Series O, Rev., 5.750%, 05/15/28	6,486
5,000	Series O, Rev., 5.750%, 05/15/29	6,103
6,045	University of California Regents Medical Center, Series A, Rev., NATL-RE, 4.750%, 05/15/22	6,528

		24,858

	General Obligation — 3.4%
	Carlsbad Unified School District,
465	GO, Zero Coupon, 05/01/14	452
2,500	GO, Zero Coupon, 05/01/16	2,288
2,000	GO, Zero Coupon, 05/01/17	1,763
1,490	GO, Zero Coupon, 05/01/19	1,204
3,445	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/26	1,642
	Contra Costa Community College District,
2,115	GO, 5.000%, 08/01/21	2,723
1,000	GO, 5.000%, 08/01/22	1,268
1,000	GO, 5.000%, 08/01/24	1,237
	Evergreen Elementary School District,
3,000	Series A, GO, AGM, 6.000%, 08/01/13	3,240
1,090	Series A, GO, AGM, 6.000%, 08/01/16	1,328
	Grossmont-Cuyamaca Community College District, Capital Appreciation,
5,640	GO, AGC, Zero Coupon, 08/01/14	5,508
5,845	GO, AGC, Zero Coupon, 08/01/15	5,587
250	Los Altos School District, GO, AMBAC, 5.000%, 08/01/21	284
	Los Angeles Unified School District,
1,000	Series A-1, GO, AGM, 5.000%, 07/01/19	1,196
2,750	Series B, GO, FGIC, 4.750%, 07/01/21	3,099
5,000	Series D, GO, 5.250%, 07/01/24	5,982
6,240	Los Angeles Unified School District, Election of 2002, Series A, GO, AGM, 5.000%, 07/01/13 (p)	6,660
1,500	Placentia-Yorba Linda Unified School District, 2002 Election, Series B, GO, NATL-RE, FGIC, 5.500%, 08/01/27	1,638
	San Diego Unified School District, Election of 1998,
3,800	Series C-2, GO, AGM, 5.500%, 07/01/24	4,870
1,220	Series F-1, GO, AGM, 5.250%, 07/01/28	1,528
1,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/12	1,498
1,000	State of California, GO, 5.000%, 08/01/16	1,173
6,060	State of California, Economic Recovery, Unrefunded Balance, Series A, GO, 5.250%, 07/01/14	6,738
	State of California, Various Purpose,
1,720	GO, 5.000%, 03/01/16	1,992
940	GO, 5.000%, 04/01/16	1,091
3,810	GO, 5.000%, 04/01/17	4,540
5,000	GO, 5.000%, 04/01/20	5,990
10,000	GO, 5.500%, 04/01/18	12,344
5,000	GO, 5.500%, 04/01/21	6,083
5,000	GO, 5.625%, 04/01/26	5,893
6,600	GO, 6.500%, 04/01/33	8,118

		108,957

	Hospital — 0.2%
	California Health Facilities Financing Authority, Providence Health & Services,
1,500	Series C, Rev., 6.250%, 10/01/24	1,835
2,000	Series C, Rev., 6.250%, 10/01/28	2,381
1,000	University of California, Unrefunded Balance, UCLA Medical Center, Series B, Rev., AMBAC, 5.500%, 05/15/20	1,053

		5,269

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
200	California Infrastructure & Economic Development Bank, Revolving Fund, Rev., 5.000%, 10/01/24	220

	Other Revenue — 0.5%
	California State University, Systemwide,
3,000	Series A, Rev., AGM, 4.750%, 11/01/22	3,186
5,140	Series A, Rev., AGM, 4.750%, 11/01/24	5,420
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.500%, 08/01/20	3,076

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
3,110	Simi Valley School Financing Authority, Rev., AGM, 5.000%, 08/01/21	3,687

		15,369

	Prerefunded — 1.7%
	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien,
340	Series A, Rev., AGM, 5.000%, 07/01/22 (p)	446
2,315	Series A, Rev., FGIC, 5.000%, 07/01/25 (p)	3,112
13,000	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	14,091
	Golden State Tobacco Securitization Corp., Asset-Backed,
2,000	Series A-2, Rev., 7.900%, 06/01/13 (p)	2,197
1,350	Series A-4, Rev., 7.800%, 06/01/13 (p)	1,482
4,765	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed, Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,064
	State of California,
3,775	GO, 5.000%, 02/01/14 (p)	4,126
18,945	GO, 5.125%, 02/01/14 (p)	20,755
1,770	State of California, Economic Recovery, Series A, GO, 5.250%, 07/01/14 (p)	1,977

		53,250

	Utility — 0.3%
	California State Department of Water Resources, Power Supply,
850	Series A, Rev., NATL-RE, 5.250%, 05/01/12	861
2,070	Series H, Rev., AGM-CR, 5.000%, 05/01/21	2,466
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	5,294

		8,621

	Water & Sewer — 0.2%
4,750	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	2,961
	City of Vallejo, Water Revenue,
1,690	Rev., NATL-RE, 5.000%, 05/01/18	1,808
1,370	Rev., NATL-RE, 5.000%, 05/01/21	1,431

		6,200

	Total California	222,744

	Colorado — 2.2%
	Certificate of Participation/Lease — 0.2%
5,830	Colorado Higher Education, COP, 5.500%, 11/01/27	6,567

	General Obligation — 1.3%
7,230	Arapahoe County School District No. 5 Cherry Creek, Improvement, GO, AGM, 5.000%, 12/15/13	7,863
460	Denver City & County, Better Denver & Zoo, Series A, GO, 4.000%, 08/01/14	501
	Douglas County School District No. Re-1 Douglas & Elbert Counties,
5,275	GO, 5.250%, 12/15/20	6,785
6,950	GO, 5.250%, 12/15/23	9,183
2,345	GO, 5.250%, 12/15/25	3,153
10,000	Jefferson County School District R-1, GO, 5.000%, 12/15/22	12,845

		40,330

	Other Revenue — 0.2%
5,000	Denver City & County, Airport System, Series B, Rev., 5.500%, 11/15/13 (p)	5,462

	Prerefunded — 0.4%
2,170	Colorado Higher Education, COP, 5.500%, 11/01/18 (p)	2,768
4,250	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	3,317
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	6,018

		12,103

	Transportation — 0.0% (g)
1,000	Denver City & County, Airport System, Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	1,100

	Utility — 0.1%
1,225	Platte River Power Authority, Series HH, Rev., 5.000%, 06/01/22	1,485

	Water & Sewer — 0.0% (g)
1,000	Superior Metropolitan District No. 1, Rev., AMBAC, 5.000%, 12/01/19	1,051

	Total Colorado	68,098

	Connecticut — 1.3%
	Certificate of Participation/Lease — 0.1%
3,000	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., COP, AMBAC, 5.000%, 07/01/20	3,400

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Education — 0.0% (g)
1,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., NATL-RE, 5.000%, 07/01/26	1,094

	General Obligation — 1.0%
	City of Greenwich,
325	GO, 4.000%, 06/01/22	371
200	GO, 5.000%, 06/01/20	244
	City of Hartford,
1,025	GO, AGC, 5.000%, 11/15/14	1,150
1,325	GO, AGC, 5.000%, 11/15/15	1,534
250	GO, AGC, 5.000%, 11/15/16	298
270	GO, AGC, 5.000%, 11/15/17	329
595	GO, AGC, 5.000%, 11/15/18	735
	State of Connecticut,
3,000	GO, 5.000%, 03/15/14	3,289
3,500	Series B, GO, AMBAC, 5.250%, 06/01/19	4,441
4,980	Series B, GO, AMBAC, 5.250%, 06/01/20	6,412
10,235	Series B, GO, NATL-RE, 5.000%, 06/01/14	11,308
650	Town of Trumbull, GO, 5.000%, 09/15/15	751

		30,862

	Transportation — 0.1%
1,000	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., 4.000%, 12/01/15	1,127

	Water & Sewer — 0.1%
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., NATL-RE, 5.250%, 08/01/19	312
1,290	Series A, Rev., NATL-RE, 5.250%, 08/01/20	1,626
2,000	State of Connecticut, Revolving Fund, Series A, Rev., 5.000%, 06/01/13	2,127

		4,065

	Total Connecticut	40,548

	Delaware — 0.3%
	General Obligation — 0.0% (g)
1,000	State of Delaware, Series C, GO, 5.000%, 03/01/21	1,295

	Other Revenue — 0.2%
	University of Delaware,
1,000	Series B, Rev., 5.000%, 11/01/15	1,162
1,000	Series B, Rev., 5.000%, 11/01/18	1,253
1,000	Series B, Rev., 5.000%, 11/01/21	1,243
	Wilmington Parking Authority,
1,500	Rev., AGM, 5.250%, 09/15/14	1,667
500	Rev., AGM, 5.250%, 09/15/15	573

		5,898

	Transportation — 0.1%
1,675	Delaware Transportation Authority, Motor Fuel Tax Revenue, Unrefunded Balance, Series B, Rev., AMBAC, 5.000%, 07/01/13	1,708

	Total Delaware	8,901

	District of Columbia — 0.6%
	Other Revenue — 0.6%
	District of Columbia, Income Tax,
3,395	Series A, Rev., 5.000%, 12/01/17	4,166
5,000	Series A, Rev., 5.000%, 12/01/18	6,222
6,000	Series A, Rev., 5.000%, 12/01/19	7,549
2,000	Series A, Rev., 5.000%, 12/01/20	2,545

	Total District of Columbia	20,482

	Florida — 4.3%
	Certificate of Participation/Lease — 0.4%
	Miami-Dade County, School Board,
2,500	Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/18	2,802
3,405	Series D, COP, AGM-CR, FGIC, 5.000%, 08/01/21	3,581
3,955	Palm Beach County, School Board, Series D, COP, AGM, 5.250%, 08/01/13	4,039
3,000	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., COP, AGM, 5.000%, 01/01/23	3,333

		13,755

	General Obligation — 2.0%
	Florida State Board of Education, Public Education, Capital Outlay,
5,090	Series A, GO, 5.000%, 06/01/24	6,233
15,000	Series B, GO, 4.750%, 06/01/21	16,725
32,375	Series D, GO, 5.000%, 06/01/25	39,841
135	State of Florida, Department of Transportation, Right of Way, Series A, GO, 5.000%, 07/01/14	150

		62,949

	Other Revenue — 0.4%
	City of Port St. Lucie, Utilities Systems,
1,800	Rev., AGC, 5.000%, 09/01/15	2,035
2,355	Rev., AGC, 5.000%, 09/01/18	2,820

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue –– Continued
1,070	Rev., AGC, 5.000%, 09/01/20	1,247
3,405	Florida State Department of General Services, Facilities Pool, Series A, Rev., AMBAC, 5.000%, 09/01/14	3,747
2,500	Tampa Bay Water Florida Utility System Revenue, Regional Water Supply Authority, Rev., NATL-RE, FGIC, 5.250%, 10/01/16	2,995

		12,844

	Prerefunded — 0.2%
4,900	City of Gainesville, Utilities System, Series A, Rev., AGM, 5.000%, 10/01/15 (p)	5,679

	Special Tax — 0.5%
	Florida State Department of Environmental Protection, Florida Forever,
10,200	Series A, Rev., NATL-RE, 5.375%, 07/01/12	10,484
5,000	Series C, Rev., AMBAC, 5.000%, 07/01/17	5,340

		15,824

	Utility — 0.0% (g)
110	Lee County, Capital Improvement & Transition, Rev., AMBAC, 5.000%, 10/01/19	116

	Water & Sewer — 0.8%
	Miami-Dade County, Water & Sewer Systems,
6,000	Series B, Rev., AGM, 5.000%, 10/01/14	6,653
15,180	Series B, Rev., AGM, 5.000%, 10/01/15	17,337

		23,990

	Total Florida	135,157

	Georgia — 5.3%
	Education — 0.1%
1,050	Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.000%, 09/01/19	1,310

	General Obligation — 3.1%
1,660	City of Marietta, School, Series A, GO, 5.000%, 02/01/16	1,940
5,000	Douglas County School District, GO, AGM, 5.000%, 04/01/26	5,864
	Henry County School District,
1,000	GO, 4.000%, 08/01/14	1,087
3,090	GO, 5.000%, 08/01/20	3,907
	State of Georgia,
3,425	Series A, GO, 5.000%, 09/01/15 (p)	3,964
3,140	Series B, GO, 5.000%, 07/01/19	3,980
3,300	Series B, GO, 5.000%, 07/01/20	4,240
1,000	Series B, GO, 5.750%, 08/01/17	1,267
14,960	Series C, GO, 5.000%, 07/01/17	18,324
1,120	Series C, GO, 5.500%, 07/01/12	1,145
10,000	Series C, GO, 5.500%, 07/01/15	11,183
3,935	Series E, GO, 5.000%, 08/01/16	4,692
14,790	Series F, GO, 5.000%, 12/01/19	18,871
16,535	Series G, GO, 5.000%, 11/01/13	17,898

		98,362

	Other Revenue — 0.4%
6,000	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/21	7,240
5,000	Fulton County, Water & Sewerage, Rev., 5.000%, 01/01/23	6,114

		13,354

	Prerefunded — 0.2%
6,440	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/14 (p)	7,041

	Special Tax — 0.4%
10,000	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds, Series A, Rev., AGM, 5.000%, 06/01/18	12,255

	Transportation — 0.5%
	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds,
7,375	Rev., NATL-RE, 5.000%, 06/01/17	8,633
2,000	Rev., NATL-RE, 5.000%, 06/01/18	2,315
5,000	Series A, Rev., 5.000%, 06/01/15	5,709

		16,657

	Utility — 0.2%
5,700	Municipal Electric Authority of Georgia, Series B, Rev., 6.250%, 01/01/17	6,941

	Water & Sewer — 0.4%
6,895	Cobb County, Water & Sewer, Rev., 5.000%, 07/01/22	8,466
3,335	Gwinnett County Water & Sewerage Authority, Rev., 5.000%, 08/01/19	4,114

		12,580

	Total Georgia	168,500

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Hawaii — 1.8%
	General Obligation — 1.2%
	State of Hawaii,
5,515	Series CY, GO, AGM, 5.750%, 02/01/14	6,103
2,750	Series D, GO, 5.000%, 06/01/16 (p)	3,262
10,000	Series DD, GO, NATL-RE, 5.250%, 05/01/14 (p)	11,082
7,500	Series DQ, GO, 5.000%, 06/01/15	8,590
7,250	Series DR, GO, 5.000%, 06/01/16	8,570

		37,607

	Transportation — 0.2%
	State of Hawaii,
1,500	Rev., 5.000%, 01/01/15	1,693
2,575	Rev., 5.000%, 01/01/19	3,190

		4,883

	Water & Sewer — 0.4%
	City & County of Honolulu, Wastewater System, Second Bond Resolution,
3,740	Series A, Rev., AGM, 5.000%, 07/01/23	4,326
2,740	Series A, Rev., AGM, 5.000%, 07/01/24	3,148
4,915	Series A, Rev., AGM, 5.000%, 07/01/25	5,612

		13,086

	Total Hawaii	55,576

	Idaho — 0.6%
	General Obligation — 0.0% (g)
1,000	Ada & Canyon Counties Joint School District No. 2 Meridian, GO, 5.000%, 07/30/17	1,237

	Hospital — 0.3%
8,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	9,698

	Other Revenue — 0.3%
6,885	Idaho State Building Authority, Capitol Project, Rev., NATL-RE, FGIC, 5.000%, 09/01/14	7,617

	Total Idaho	18,552

	Illinois — 1.2%
	General Obligation — 0.1%
140	Du Page & Will Counties Community School District No. 204 Indian Prairie, School Building, Series F, GO, AGM-CR, FGIC, 6.250%, 12/30/21	187
3,970	State of Illinois, Series A, GO, AGM, 5.000%, 06/01/14	4,323

		4,510

	Hospital — 0.1%
2,425	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	2,604

	Other Revenue — 0.3%
7,000	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/20	8,020

	Prerefunded — 0.1%
3,200	Chicago Housing Authority, Rev., 5.375%, 07/01/12 (p)	3,269

	Special Tax — 0.1%
3,000	City of Chicago, Sales Tax, Rev., AGM, 5.000%, 01/01/18	3,352

	Transportation — 0.5%
5,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,427
610	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Rev., AMBAC, 5.000%, 12/01/16 (p)	733
1,890	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Unrefunded Balance, Rev., AMBAC, 5.000%, 06/01/18	2,097
5,000	Illinois State Toll Highway Authority, Series A, Rev., AGM, 5.500%, 01/01/15	5,565
750	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	997

		14,819

	Water & Sewer — 0.0% (g)
1,125	City of Chicago, Wastewater Transmission, Series A, Rev., BHAC, 5.250%, 01/01/30	1,244

	Total Illinois	37,818

	Indiana — 1.6%
	Certificate of Participation/Lease — 0.2%
1,000	Hamilton Heights School Corp., First Mortgage, Rev., COP, AGM, 5.000%, 01/15/13	1,044
5,205	Indianapolis Local Public Improvement Bond Bank, Series E, Rev., COP, AMBAC, 5.000%, 01/01/15	5,832

		6,876

	Education — 0.2%
3,570	Purdue University, Student Facilities Systems, Series A, Rev., 5.250%, 07/01/20	4,563

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Education — Continued
2,920	Southwest Allen Multi School Building Corp., First Mortgage, Series A, Rev., NATL-RE, 5.000%, 07/15/13 (p)	3,121

		7,684

	Other Revenue — 0.7%
2,125	Center Grove 2000 Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.250%, 07/10/24	2,314
160	Indiana Bond Bank, Special Program, Series D, Rev., AGM, 5.000%, 08/01/19	180
9,870	Indiana Finance Authority, Revolving Fund, Series A, Rev., 5.000%, 02/01/26	12,109
1,700	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 5.000%, 02/01/15	1,911
1,750	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/22	2,104
	South Bend Community School Corp., First Mortgage,
1,350	Rev., AGM, 5.000%, 07/05/14	1,493
855	Rev., AGM, 5.000%, 01/05/16	991
1,030	Rev., AGM, 5.000%, 07/05/17	1,239

		22,341

	Prerefunded — 0.5%
3,750	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	4,171
10,000	Wayne Township School Building Corp., Series B, Rev., FGIC, 5.250%, 01/15/14 (p)	10,951

		15,122

	Total Indiana	52,023

	Iowa — 0.2%
	General Obligation — 0.1%
	City of Des Moines, Capital Loan Notes,
3,150	Series C, GO, 5.000%, 06/01/14	3,489
1,070	Series C, GO, 5.000%, 06/01/15	1,229

		4,718

	Other Revenue — 0.1%
	Iowa Finance Authority, State Revolving Fund,
1,000	Rev., 5.000%, 08/01/19	1,261
1,000	Rev., 5.000%, 08/01/20	1,275

		2,536

	Total Iowa	7,254

	Kansas — 2.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.5%
	Kansas Development Finance Authority, Commerce Impact,
5,815	Rev., 5.000%, 06/01/16	6,830
6,105	Rev., 5.000%, 06/01/17	7,338

		14,168

	Other Revenue — 0.7%
1,745	Kansas Development Finance Authority, Kansas Transitional Revolving Fund, Rev., 5.000%, 10/01/16	2,007
	Kansas State Department of Transportation,
5,000	Series A, Rev., 5.000%, 09/01/13	5,372
7,000	Series A, Rev., 5.000%, 09/01/16	8,347
4,800	Series A, Rev., 5.000%, 09/01/18	5,993

		21,719

	Prerefunded — 0.9%
21,045	City of Olathe & County of Labette, Capital Accumulator, Series A, Rev., Zero Coupon, 02/01/16 (p)	20,211
9,015	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	8,641

		28,852

	Utility — 0.1%
3,755	Wyandotte County-Kansas City Unified Government, Utility System, Series 2004, Rev., AMBAC, 5.650%, 09/01/15	4,370

	Total Kansas	69,109

	Kentucky — 1.5%
	Certificate of Participation/Lease — 0.1%
4,050	Kentucky Turnpike Authority, Revitalization Project, Series A, Rev., COP, AMBAC, 5.500%, 07/01/12	4,139

	Other Revenue — 1.1%
	Kentucky State Property & Buildings Commission, Project No. 89,
6,145	Rev., AGM, 5.000%, 11/01/22	7,106
1,000	Rev., AGM, 5.000%, 11/01/24	1,148
5,185	Kentucky Turnpike Authority, Revitalization, Series A, Rev., 5.000%, 07/01/28	6,204
	Louisville & Jefferson County Metro Government Board of Water Works,
13,225	Series A, Rev., 5.000%, 11/15/14	14,865
3,955	Series A, Rev., 5.000%, 11/15/18	4,967

		34,290

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — 0.3%
	Kentucky State Property & Buildings Commission, Project No. 79,
5,000	Rev., NATL-RE, 5.000%, 10/01/13 (p)	5,390
4,030	Rev., NATL-RE, 5.125%, 10/01/13 (p)	4,352

		9,742

	Total Kentucky	48,171

	Louisiana — 0.4%
	Other Revenue — 0.2%
5,000	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 0.830%, 06/01/13	5,006

	Prerefunded — 0.2%
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	3,733
3,270	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	2,793

		6,526

	Total Louisiana	11,532

	Maryland — 3.8%
	Education — 0.4%
	University System of Maryland, Tuition,
2,135	Series A, Rev., 5.000%, 04/01/16	2,513
4,340	Series A, Rev., 5.000%, 04/01/17	5,258
4,560	Series A, Rev., 5.000%, 04/01/18	5,638

		13,409

	General Obligation — 2.4%
	Hardford County, Public Improvement,
5,500	GO, 5.000%, 07/01/15	6,335
4,060	GO, 5.000%, 12/01/15	4,741
2,665	Maryland National Capital Park & Planning Commission, Park Acquisition & Development, Series EE-2, GO, 5.000%, 01/15/14	2,908
	Montgomery County, Public Improvement,
5,000	Series A, GO, 5.000%, 05/01/17	6,096
5,000	Series A, GO, 5.000%, 07/01/22	6,443
6,635	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	7,296
20,000	State of Maryland, State & Local Facilities, Series C, GO, 5.000%, 11/01/18	25,143
	State of Maryland, State & Local Facilities Loan, Second Series,
6,700	GO, 5.000%, 08/01/13 (p)	7,175
8,000	GO, 5.000%, 08/01/15	9,232

		75,369

	Other Revenue — 0.4%
	Baltimore Board of School Commissioners,
4,625	Rev., 5.000%, 05/01/15	5,283
4,725	Rev., 5.000%, 05/01/17	5,726
1,490	Maryland Water Quality Financing Administration Revolving Loan Fund, Rev., 5.000%, 03/01/14	1,630

		12,639

	Prerefunded — 0.0% (g)
1,000	Maryland State Economic Development Corp., University of Maryland College Park Project, Rev., 6.000%, 06/01/13 (p)	1,076

	Transportation — 0.5%
	Maryland State Department of Transportation,
4,000	Rev., 4.000%, 03/01/18	4,594
9,880	Rev., 5.250%, 12/15/17	12,363

		16,957

	Water & Sewer — 0.1%
1,150	State of Maryland, State & Local Facilities Loan, Capital Improvement, Series A, GO, 5.500%, 08/01/13	1,241

	Total Maryland	120,691

	Massachusetts — 3.5%
	Certificate of Participation/Lease — 0.4%
10,000	Massachusetts Bay Transportation Authority, Series A, Rev., COP, 5.250%, 07/01/27	13,416

	Education — 0.4%
10,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series A, Rev., 5.000%, 07/01/14	11,110

	General Obligation — 0.9%
9,000	Commonwealth of Massachusetts, Series A, GO, 5.250%, 08/01/19	11,438
	Commonwealth of Massachusetts, Consolidated Lien,
4,100	Series C, GO, NATL-RE, FGIC, 5.500%, 11/01/13	4,473
10,000	Series C, GO, NATL-RE, FGIC, 5.500%, 11/01/14	11,370

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
2,455	Series D, GO, 5.250%, 10/01/13 (p)	2,654

		29,935

	Other Revenue — 0.1%
	Boston Housing Authority,
1,790	Rev., AGM, 5.000%, 04/01/15	1,966
1,770	Rev., AGM, 5.000%, 04/01/17	2,019

		3,985

	Prerefunded — 1.6%
200	Commonwealth of Massachusetts, Series C, GO, AGM, 5.500%, 12/01/22 (p)	269
	Commonwealth of Massachusetts, Consolidated Lien,
5,000	Series C, GO, NATL-RE-IBC, 5.500%, 11/01/16 (p)	6,132
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	6,016
	Commonwealth of Massachusetts, Special Obligation,
14,900	Rev., FGIC, 5.000%, 01/01/14 (p)	16,210
4,160	Rev., FGIC, 5.250%, 01/01/14 (p)	4,546
2,500	Commonwealth of Massachusetts, Water Pollution Abatement, Series 10, Rev., 5.000%, 08/01/14 (p)	2,785
11,695	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/14 (p)	13,012

		48,970

	Special Tax — 0.1%
3,840	Massachusetts School Building Authority, Series A, Rev., AGM, 5.000%, 08/15/22	4,368

	Total Massachusetts	111,784

	Michigan — 1.7%
	Education — 0.3%
	University of Michigan,
3,535	Series A, Rev., 5.000%, 04/01/15	4,024
4,170	Series A, Rev., 5.000%, 04/01/21	5,077

		9,101

	General Obligation — 0.2%
1,000	Brandon School District, School Building & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,145
2,000	Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/24	2,341
3,000	State of Michigan, GO, 5.500%, 12/01/13	3,275

		6,761

	Other Revenue — 0.5%
10,000	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	12,905
1,400	State of Michigan, Trunk Line Fund, Series B, Rev., AGM, 5.000%, 09/01/16	1,594

		14,499

	Prerefunded — 0.4%
8,000	Detroit City School District, School Building & Site Improvement, Series A, GO, FGIC, Q-SBLF, 5.000%, 05/01/13 (p)	8,470
5,000	State of Michigan, Environmental Program, Series A, GO, 5.250%, 05/01/13 (p)	5,312

		13,782

	Transportation — 0.1%
1,240	State of Michigan, Trunk Line Fund, Rev., 5.000%, 11/15/28	1,468

	Water & Sewer — 0.2%
540	City of Detroit, Sewer Systems, Senior Lien, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	593
250	City of Detroit, Water Supply System, Second Lien, Series A, Rev., NATL-RE, 5.250%, 07/01/23	266
5,900	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/13	6,179

		7,038

	Total Michigan	52,649

	Minnesota — 2.2%
	General Obligation — 1.9%
2,915	City of Minneapolis, Convention Center, Series B, GO, 5.000%, 04/01/12	2,939
	Olmsted County, Crossover,
2,085	Series A, GO, 4.000%, 02/01/23 (w)	2,483
775	Series A, GO, 5.000%, 02/01/21 (w)	994
3,350	Ramsey County, Capital Improvement, Series B, GO, 5.000%, 02/01/20	4,264
	State of Minnesota,
5,000	GO, 5.000%, 08/01/16	5,956
4,900	GO, 5.000%, 11/01/19	5,786
9,530	GO, 5.250%, 11/01/12 (p)	9,890
10,000	GO, AGM, 5.000%, 08/01/13 (p)	10,707
6,760	Series C, GO, 5.000%, 08/01/16	8,053
8,275	State of Minnesota, Various Purpose, Series F, GO, 5.000%, 08/01/20	10,607

		61,679

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — 0.3%
8,650	Minnesota Public Facilities Authority, Series B, Rev., 5.000%, 03/01/13	9,094

	Total Minnesota	70,773

	Mississippi — 0.7%
	General Obligation — 0.2%
5,760	State of Mississippi, Series A, GO, 5.000%, 10/01/14	6,450

	Prerefunded — 0.5%
15,750	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	15,049

	Total Mississippi	21,499

	Missouri — 4.3%
	General Obligation — 0.1%
1,000	Cass County Reorganized School District No. R-2, GO, 5.000%, 03/01/20	1,146
2,260	Missouri Highway & Transportation Commission, Federal Reimbursement, Series A, GO, 5.000%, 05/01/17	2,736

		3,882

	Other Revenue — 2.5%
	Kansas City Industrial Development Authority, Downtown Redevelopment District,
3,440	Series A, Rev., 5.000%, 09/01/19	4,085
7,640	Series A, Rev., 5.000%, 09/01/20	9,086
8,120	Series A, Rev., 5.000%, 09/01/21	9,645
14,000	Missouri State Board of Public Buildings, Series A, Rev., 5.000%, 10/15/15	15,040
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds,
10,805	Series A, Rev., 5.000%, 01/01/19	13,514
20,915	Series A, Rev., 5.000%, 01/01/21	26,201
2,355	Series B, Rev., 5.000%, 07/01/25	2,950

		80,521

	Prerefunded — 0.1%
1,575	Hazelwood School District, GO, 5.250%, 03/01/13 (p)	1,660

	Transportation — 1.6%
	Missouri Highway & Transportation Commission, Federal Reimbursement,
3,730	Series A, Rev., 5.000%, 05/01/16	4,398
4,060	Series A, Rev., 5.000%, 05/01/20	4,988
2,500	Missouri State Highways & Transit Commission, Series A, Rev., 5.000%, 02/01/12 (p)	2,500
	Missouri State Highways & Transit Commission, First Lien,
3,000	Series A, Rev., 5.000%, 05/01/13	3,179
7,000	Series A, Rev., 5.000%, 05/01/17	8,256
6,000	Series B, Rev., 5.000%, 05/01/22	6,927
5,000	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.000%, 05/01/16	5,906
	Missouri State Highways & Transit Commission, Senior Lien,
5,000	Rev., 5.000%, 02/01/16	5,859
7,000	Rev., 5.000%, 02/01/21	8,250

		50,263

	Total Missouri	136,326

	Nebraska — 0.6%
	Education — 0.3%
	University of Nebraska Facilities Corp., Deferred Maintenance,
3,625	Rev., AMBAC, 5.000%, 07/15/18	4,219
3,715	Rev., AMBAC, 5.000%, 07/15/19	4,313

		8,532

	Utility — 0.3%
7,000	City of Lincoln, Electrical Systems, Rev., 5.000%, 09/01/12	7,197
	Nebraska Public Power District,
250	Series B, Rev., AGM, 5.000%, 01/01/17	297
600	Series B, Rev., AGM, 5.000%, 01/01/18	717
2,500	Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,869

		11,080

	Total Nebraska	19,612

	Nevada — 1.3%
	Education — 0.4%
	Nevada System of Higher Education,
5,785	Series B, Rev., AMBAC, 5.000%, 07/01/21	6,340
6,075	Series B, Rev., AMBAC, 5.000%, 07/01/22	6,623

		12,963

	General Obligation — 0.2%
5,000	State of Nevada, Projects R9-A-R13-F, Series F, GO, AGM, 5.000%, 12/01/24	5,528

	Prerefunded — 0.5%
3,795	Clark County School District, Series C, GO, AGM, 5.000%, 12/15/15 (p)	4,431

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — Continued
12,140	Clark County School District, Building, Series D, GO, NATL-RE, 5.000%, 12/15/14 (p)	13,705

		18,136

	Water & Sewer — 0.2%
5,000	Truckee Meadows Water Authority, Rev., AGM, 5.000%, 07/01/16	5,824

	Total Nevada	42,451

	New Hampshire — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
	New Hampshire Municipal Bond Bank,
1,025	Series E, Rev., 5.000%, 01/15/23	1,217
1,035	Series E, Rev., 5.000%, 01/15/24	1,222
1,195	Series E, Rev., 5.000%, 01/15/26	1,402
1,250	Series E, Rev., 5.000%, 01/15/27	1,448

	Total New Hampshire	5,289

	New Jersey — 2.3%
	Education — 0.3%
7,500	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	8,276

	General Obligation — 0.6%
850	North Brunswick Township Board of Education, GO, 5.000%, 07/15/22	1,055
2,500	State of New Jersey, GO, 5.250%, 08/01/20	3,196
1,995	Sussex County Municipal Utilities Authority, Capital Appreciation, Series B, GO, AGM, Zero Coupon, 12/01/20	1,577
665	Township of Franklin, Somerset County, GO, 4.000%, 05/01/16	749
	Township of Maplewood, General Improvement,
775	GO, 4.000%, 10/15/17 (w)	893
1,220	GO, 4.000%, 10/15/18 (w)	1,413
1,495	GO, 5.000%, 10/15/20 (w)	1,865
1,505	GO, 5.000%, 10/15/21 (w)	1,900
	Township of Woodbridge,
1,720	GO, 4.000%, 07/15/16	1,909
1,100	GO, 5.000%, 07/15/22	1,321
1,200	GO, 5.000%, 07/15/23	1,423

		17,301

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
5,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14	5,335
7,570	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.000%, 09/01/16	8,727

		14,062

	Other Revenue — 0.2%
6,000	Garden State Preservation Trust, 2005, Series A, Rev., AGM, 5.800%, 11/01/17	7,102

	Prerefunded — 0.6%
	Garden State Preservation Trust,
2,670	Series A, Rev., AGM, 5.250%, 11/01/13 (p)	2,901
	New Jersey Transportation Trust Fund Authority, Transportation System,
5,000	Series C, Rev., AGM-CR, 5.500%, 06/15/13 (p)	5,360
1,500	Series D, Rev., 5.000%, 06/15/14 (p)	1,664
8,120	Tobacco Settlement Financing Corp., Rev., 6.750%, 06/01/13 (p)	8,824

		18,749

	Transportation — 0.2%
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., AMBAC, 5.250%, 12/15/22	6,217

	Total New Jersey	71,707

	New Mexico — 1.3%
	General Obligation — 0.2%
4,200	New Mexico Finance Authority, Senior Lien, Series C, GO, 5.000%, 06/01/22	5,351

	Other Revenue — 0.5%
	New Mexico Finance Authority, Senior Lien,
1,625	Series B, Rev., 5.000%, 06/01/22	1,913
1,690	Series B, Rev., 5.000%, 06/01/23	1,974
1,820	Series B, Rev., 5.000%, 06/01/25	2,107
1,965	Series B, Rev., 5.000%, 06/01/27	2,247
	New Mexico Finance Authority, State Transportation, Sub Lien,
1,195	Series A-2, Rev., 4.000%, 12/15/18	1,400
3,000	Series A-2, Rev., 5.000%, 12/15/19	3,746
2,245	Series A-2, Rev., 5.000%, 12/15/20	2,833
1,385	Series A-2, Rev., 5.000%, 12/15/21	1,727

		17,947

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Special Tax — 0.6%
7,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/16	7,751
10,735	State of New Mexico, Series A-1, Rev., 4.000%, 07/01/13 (p)	11,303

		19,054

	Total New Mexico	42,352

	New York — 10.7%
	Certificate of Participation/Lease — 0.6%
15,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 01/01/25	17,249

	Education — 1.9%
3,000	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., AGM, 5.750%, 05/01/21	3,587
6,750	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2, Rev., NATL-RE, FGIC, 5.000%, 01/15/22	7,747
5,340	New York State Dormitory Authority, Columbia University, Series B, Rev., 5.000%, 07/01/15	6,145
	New York State Dormitory Authority, Education,
10,000	Series A, Rev., 5.000%, 03/15/21	12,068
4,000	Series A, Rev., 5.000%, 03/15/23	4,786
8,000	Series C, Rev., 5.000%, 03/15/14	8,758
6,500	Series C, Rev., 5.000%, 12/15/21	7,580
	New York State Dormitory Authority, School Districts, Building Finance Program,
400	Series A, Rev., NATL-RE, 5.000%, 10/01/13	428
510	Series A, Rev., NATL-RE, 5.000%, 10/01/14	563
675	Series A, Rev., NATL-RE, 5.000%, 10/01/15	767
1,360	Series A, Rev., NATL-RE, 5.000%, 10/01/18	1,571
4,395	New York State Dormitory Authority, University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/22	5,115

		59,115

	General Obligation — 0.3%
	Briarcliff Manor, Public Improvement,
285	Series A, GO, AGM, 5.000%, 09/01/13	306
100	Series A, GO, AGM, 5.000%, 09/01/14	111
5,000	New York City, Series E, GO, 5.000%, 08/01/23	5,976
1,815	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/21	1,906
1,000	Starpoint Central School District, GO, 5.000%, 06/15/19	1,222

		9,521

	Hospital — 0.2%
	New York State Dormitory Authority, Mental Health Services Facilities Improvement,
3,600	Series D, Rev., AGM, 5.000%, 02/15/14	3,902
2,220	Series D, Rev., AGM, 5.000%, 08/15/14	2,447
510	Series D, Rev., AGM, 5.000%, 02/15/18	594

		6,943

	Other Revenue — 4.0%
1,500	Metropolitan Transportation Authority, Series A, Rev., 5.000%, 11/15/41	1,638
1,235	New York City Municipal Water Finance Authority, Fiscal Year 2010, Series BB, Rev., 2.500%, 06/15/13	1,270
17,835	New York City Municipal Water Finance Authority, Second Generation Resolution, Series FF, Rev., 5.000%, 06/15/24	21,669
4,790	New York City Transitional Finance Authority, Building Aid Revenue, Sub Series S-1A, Rev., 5.000%, 07/15/18	5,783
400	New York City Transitional Finance Authority, Building Aid Revenue, Fiscal Year 2007, Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/16	465
395	New York City Transitional Finance Authority, Future Tax Secured, Sub Series A-2, Rev., 5.000%, 11/01/18	453
10,000	New York State Dormitory Authority, Construction Services Contract, Series A, Rev., 5.000%, 07/01/23	11,831
3,500	New York State Dormitory Authority, General Purpose, Series C, Rev., 5.000%, 03/15/41	3,930
	New York State Thruway Authority,
7,425	Series B, Rev., 5.000%, 04/01/23	8,575
6,100	Series G, Rev., AGM, 5.000%, 01/01/25	6,753
5,000	New York State Thruway Authority, Highway & Bridge, Series B, Rev., AMBAC, 5.000%, 04/01/21	5,699

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
10,000	New York State Thruway Authority, State Personal Transportation, Series A, Rev., 5.000%, 03/15/26	12,047
5,000	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	6,224
	Triborough Bridge & Tunnel Authority, General Purpose,
24,250	Series A, Rev., 5.000%, 01/01/26	29,953
4,970	Series A-2, Rev., 5.000%, 11/15/28	5,785
5,000	Series B, Rev., 5.250%, 11/15/18	5,192

		127,267

	Prerefunded — 0.4%
1,045	New York City, Series F, GO, 6.000%, 01/15/13 (p)	1,103
5,000	New York State Thruway Authority, Series A, Rev., NATL-RE, 5.250%, 04/01/13 (p)	5,293
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., VAR, 6.950%, 07/15/17 (p)	6,619

		13,015

	Special Tax — 1.4%
	New York City Transitional Finance Authority, Future Tax Secured,
4,985	Series B, Rev., 5.000%, 11/01/17	6,069
3,750	Series B, Rev., 5.000%, 11/01/21	4,691
7,875	New York Local Government Assistance Corp., Sub Series A-5/6, Rev., 5.500%, 04/01/19	10,199
5,805	New York Local Government Assistance Corp., Senior Lien, Rev., 5.500%, 04/01/19	7,518
	New York State Environmental Facilities Corp.,
1,000	Series A, Rev., 5.000%, 12/15/19	1,203
2,430	Series A, Rev., 5.250%, 12/15/18	3,046
5,000	New York State Thruway Authority, Series A, Rev., 5.250%, 03/15/19	6,267
5,000	Sales Tax Asset Receivables Corp., Series A, Rev., AMBAC, 5.250%, 10/15/27	5,518

		44,511

	Transportation — 1.0%
	Metropolitan Transportation Authority,
1,000	Series 2008-C, Rev., 6.500%, 11/15/28	1,246
6,000	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,751
7,135	Series B, Rev., NATL-RE, 5.000%, 11/15/17	8,406
7,000	Series B, Rev., NATL-RE, FGIC, 5.250%, 11/15/16	7,520
2,535	New York State Thruway Authority, Series B, Rev., AMBAC, 5.000%, 04/01/18	2,895
5,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/15	5,848

		32,666

	Water & Sewer — 0.9%
1,550	Erie County Water Authority, Rev., 5.000%, 12/01/16	1,840
	New York City Municipal Water Finance Authority,
380	Series AA, Rev., 5.000%, 06/15/17	460
2,500	Series CC, Rev., 5.000%, 06/15/29	2,835
2,500	New York City Municipal Water Finance Authority, Second Generation Resolution, Series BB, Rev., 5.000%, 06/15/17	2,946
1,010	New York State Environmental Facilities Corp., Rev., AGM, 5.750%, 06/15/12	1,031
10,225	New York State Environmental Facilities Corp., New York City Municipal Project, Revolving Funds, Sub Series C, Rev., 5.000%, 06/15/21	12,057
2,250	New York State Environmental Facilities Corp., New York City Municipal Water Financing Authority, Series A, Rev., 5.000%, 06/15/19	2,613
5,000	New York State Environmental Facilities Corp., Revolving Funds, Series B, Rev., 5.000%, 06/15/13	5,322

		29,104

	Total New York	339,391

	North Carolina — 1.3%
	Certificate of Participation/Lease — 0.0% (g)
1,020	Iredell County, School Project, COP, AMBAC, 5.000%, 06/01/17	1,190

	General Obligation — 0.9%
	Durham County,
1,000	GO, 5.000%, 04/01/16	1,179
1,175	GO, 5.000%, 04/01/17	1,429
1,240	New Hanover County, GO, 5.000%, 12/01/16	1,494
10,000	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 05/01/15	11,441

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
	Wake County, Hammond Road Detention Center, Limited Obligation,
1,205	GO, 5.000%, 06/01/17	1,456
3,905	GO, 5.000%, 06/01/20	4,800
5,950	GO, 5.000%, 06/01/21	7,369

		29,168

	Other Revenue — 0.3%
	City of High Point,
1,000	Rev., AGM, 5.000%, 11/01/25	1,149
1,170	Rev., AGM, 5.000%, 11/01/26	1,336
4,155	State of North Carolina, Annual Appropriation, Series A, Rev., 5.000%, 05/01/22	5,111

		7,596

	Utility — 0.1%
2,500	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	2,956

	Total North Carolina	40,910

	Ohio — 2.0%
	Certificate of Participation/Lease — 0.1%
2,105	Ohio State Building Authority, Adult Correctional Facilities, Series B, Rev., COP, 5.000%, 10/01/13	2,264

	Education — 0.1%
2,700	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/20	3,151

	General Obligation — 1.1%
7,780	City of Columbus, Limited Tax, Series 2, GO, 5.000%, 07/01/15	8,608
5,725	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	7,078
225	Kettering City School District, School Improvement, GO, AGM, 5.000%, 12/01/22	249
	State of Ohio, Common Schools,
3,000	Series B, GO, 5.000%, 03/15/14 (p)	3,293
3,165	Series B, GO, 5.000%, 09/15/15	3,659
5,035	Series B, GO, 5.000%, 09/15/16	5,996
5,495	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/15	6,269

		35,152

	Other Revenue — 0.2%
550	City of Cleveland, Parking Facility, Rev., AGM, 5.250%, 09/15/18 (p)	699
1,165	City of Cleveland, Parking Facility, Unrefunded Balance, Rev., AGM, 5.250%, 09/15/18	1,372
2,235	Ohio State Building Authority, State Financials Facilities, Adult Correctional, Series B, Rev., 5.000%, 10/01/22	2,638

		4,709

	Prerefunded — 0.2%
6,330	Ohio State Water Development Authority, Rev., 5.000%, 06/01/15 (p)	7,259

	Water & Sewer — 0.3%
	City of Cincinnati, Water System,
3,805	Series A, Rev., 5.000%, 12/01/17	4,666
4,650	Series A, Rev., 5.000%, 12/01/18	5,783

		10,449

	Total Ohio	62,984

	Oklahoma — 0.8%
	Education — 0.4%
	Tulsa County Industrial Authority, Jenks Public School,
1,125	Rev., 5.000%, 09/01/14	1,250
3,500	Rev., 5.500%, 09/01/15	4,078
5,210	Rev., 5.500%, 09/01/18	6,548

		11,876

	Other Revenue — 0.4%
	Oklahoma Turnpike Authority, Second Senior,
3,000	Series A, Rev., 5.000%, 01/01/22	3,749
2,500	Series A, Rev., 5.000%, 01/01/24	3,066
5,500	Tulsa County Industrial Authority, Broken Arrow Public Schools Project, Rev., 5.000%, 09/01/19	6,651

		13,466

	Total Oklahoma	25,342

	Oregon — 1.2%
	Certificate of Participation/Lease — 0.5%
	Oregon State Department of Administrative Services,
3,425	Series A, COP, 5.000%, 05/01/20	4,154
3,350	Series A, COP, 5.000%, 05/01/21	4,016
6,965	Series A, COP, 5.000%, 05/01/22	8,265

		16,435

	General Obligation — 0.2%
1,500	Clackamas County, School District No. 12, GO, AGM, 5.000%, 06/15/18	1,853

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
100	Marion County, GO, AMBAC, 5.500%, 06/01/23	136
4,950	Portland Community College District, GO, AGM, 5.000%, 06/15/14	5,484

		7,473

	Other Revenue — 0.1%
2,715	Oregon State Department of Transportation, Series B, Rev., 5.000%, 11/15/19	3,011

	Special Tax — 0.1%
1,250	Oregon State Department of Transportation, Senior Lien, Series C, Rev., 5.000%, 11/15/17	1,538

	Water & Sewer — 0.3%
6,560	City of Portland, Sewer Systems, First Lien, Series A, Rev., 5.000%, 06/15/18	8,091

	Total Oregon	36,548

	Pennsylvania — 3.1%
	Education — 0.1%
	Pennsylvania State University,
1,250	Series A, Rev., 5.000%, 03/01/22	1,475
2,000	Series A, Rev., 5.000%, 03/01/23	2,344

		3,819

	General Obligation — 2.2%
9,265	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.000%, 11/01/15	10,082
865	Central Bucks School District, GO, NATL-RE, FGIC, 5.000%, 05/15/15 (p)	990
4,585	Chester County, Unrefunded Balance, GO, 5.000%, 07/15/22	5,429
9,475	City of Pittsburgh, Series A, GO, AGM, 5.000%, 09/01/12	9,700
3,000	Commonwealth of Pennsylvania, GO, 5.000%, 07/01/18	3,714
	Commonwealth of Pennsylvania, First Series,
1,000	GO, 5.000%, 10/01/13	1,078
14,865	GO, 5.000%, 05/15/18	18,355
4,000	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 01/01/22	4,553
4,195	Commonwealth of Pennsylvania, Third Series, GO, 5.375%, 07/01/21	5,510
1,315	Haverford Township School District, GO, AGM, 5.250%, 03/15/16	1,547
1,060	Marple Newtown School District, GO, AGM, 5.000%, 03/01/17	1,227
	Red Lion Area School District,
1,860	GO, AGM, 5.000%, 05/01/20	2,208
1,200	GO, AGM, 5.000%, 05/01/21	1,410
2,365	GO, AGM, 5.000%, 05/01/22	2,754
2,050	Seneca Valley School District, GO, AGM, 5.000%, 07/01/13	2,182

		70,739

	Hospital — 0.3%
5,500	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	6,065
3,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 1.133%, 12/01/24	2,356

		8,421

	Other Revenue — 0.1%
2,500	Northampton County General Purpose Authority, Saint Lukes Hospital Project, Series C, Rev., VAR, 4.500%, 08/15/16	2,725
1,100	Pennsylvania Turnpike Commission, Series A, Rev., AGM, 5.250%, 07/15/22	1,386

		4,111

	Prerefunded — 0.1%
2,550	Chester County, GO, 5.000%, 07/15/17 (p)	3,140

	Transportation — 0.1%
2,070	Pennsylvania Turnpike Commission, Series A, Rev., AGM-CR, AMBAC, 5.000%, 12/01/18	2,412

	Water & Sewer — 0.2%
5,000	Altoona City Authority, Rev., AGM, 5.250%, 11/01/18	6,196

	Total Pennsylvania	98,838

	Rhode Island — 0.1%
	Other Revenue — 0.1%
	Rhode Island Health & Educational Building Corp., Brown University,
810	Series A, Rev., 5.000%, 09/01/23	1,014
840	Series A, Rev., 5.000%, 09/01/24	1,046
655	Series A, Rev., 5.000%, 09/01/25	809

	Total Rhode Island	2,869

	South Carolina — 1.7%
	Certificate of Participation/Lease — 0.0% (g)
200	Charleston County, Public Facilities Corp., COP, NATL-RE, 5.000%, 06/01/12	203

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Education — 0.1%
3,025	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/21	3,385

	General Obligation — 0.7%
10,000	State of South Carolina, Series A, GO, 5.000%, 06/01/19	12,659
	York County School District No. 1,
2,170	Series A, GO, SCSDE, 5.250%, 03/01/21	2,673
4,740	Series A, GO, SCSDE, 5.250%, 03/01/22	5,792

		21,124

	Other Revenue — 0.1%
3,885	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 06/01/18	3,890

	Utility — 0.7%
	Piedmont Municipal Power Agency,
13,185	Series A3, Rev., AGC, 5.000%, 01/01/17	15,433
7,000	Series A3, Rev., AGC, 5.000%, 01/01/18	8,273

		23,706

	Water & Sewer — 0.1%
2,220	City of Charleston, Waterworks & Sewer System, Series A, Rev., 5.000%, 01/01/22	2,690

	Total South Carolina	54,998

	Tennessee — 1.0%
	Education — 0.3%
8,190	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Building, Vanderbilt University, Series A, Rev., 5.000%, 10/01/18	10,150

	General Obligation — 0.3%
2,325	City of Memphis, General Improvement, GO, NATL-RE, 5.250%, 10/01/18	2,918
	Metropolitan Government Nashville & Davidson County,
1,000	Series A, GO, NATL-RE, 5.000%, 01/01/16	1,166
4,050	Series B, GO, 5.000%, 08/01/16 (p)	4,811
1,500	State of Tennessee, Series C, GO, 5.000%, 05/01/16	1,775

		10,670

	Other Revenue — 0.2%
4,000	City of Memphis, Rev., 5.000%, 12/01/15	4,642

	Utility — 0.1%
3,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.000%, 09/01/13	3,131

	Water & Sewer — 0.1%
2,070	City of Memphis, Sewer System, Rev., AGM, 5.000%, 05/01/17	2,491

	Total Tennessee	31,084

	Texas — 8.6%
	Certificate of Participation/Lease — 0.1%
1,550	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., COP, AMBAC, 5.000%, 02/01/18	1,692
	Education — 0.9%
	Southwest Higher Education Authority, Southern Methodist University Project,
1,000	Rev., 5.000%, 10/01/14	1,117
2,000	Rev., 5.000%, 10/01/20	2,464
3,000	Rev., 5.000%, 10/01/21	3,655
	Texas State University Systems,
3,150	Rev., 5.250%, 03/15/27	3,816
1,000	Series A, Rev., AMBAC, 5.500%, 03/15/17	1,181
	University of North Texas, Financing System,
1,255	Series A, Rev., 5.000%, 04/15/20	1,546
2,500	Series A, Rev., 5.000%, 04/15/22	3,019
	University of Texas, Financing System,
3,000	Series B, Rev., 5.000%, 08/15/16 (p)	3,558
2,500	Series B, Rev., 5.250%, 08/15/17	3,078
500	Series C, Rev., 5.000%, 08/15/18	620
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.000%, 03/01/21	2,674
1,215	Series C, Rev., 5.000%, 03/01/22	1,416

		28,144

	General Obligation — 3.7%
1,075	Bexar County, GO, 5.250%, 06/15/22	1,288
2,260	City of Fort Worth, General Purpose, GO, 5.000%, 03/01/18	2,772
4,485	City of Garland, Series A, GO, 5.000%, 02/15/23	5,274
3,225	City of Lubbock, Waterworks Systems, GO, AGM, 5.000%, 02/15/16	3,768
	City of San Antonio,
2,000	GO, 5.000%, 08/01/24	2,519
4,735	GO, 5.000%, 08/01/26	5,868

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
	City of San Antonio, General Improvement,
1,000	GO, 5.000%, 08/01/23	1,268
1,500	GO, 5.000%, 08/01/24	1,889
2,735	GO, 5.000%, 08/01/27	3,361
185	Collin County, Tax Refund, GO, 5.000%, 02/15/21	207
	Dallas County Community College District,
1,400	GO, 5.000%, 02/15/16	1,643
1,965	GO, 5.000%, 02/15/24	2,408
	Deer Park Independent School District, Limited Tax,
1,000	GO, AGM, 4.000%, 02/15/15	1,103
1,000	GO, AGM, 5.250%, 02/15/26	1,133
1,000	GO, AGM, 5.250%, 02/15/27	1,128
3,680	Edinburg Consolidated Independent School District, School Building, Series A, GO, AGM, 5.000%, 08/15/18	4,540
1,830	Harlandale Independent School District, GO, AGC, 5.000%, 08/01/27	2,085
4,800	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/19	6,100
	Harris County, Permanent Improvement,
2,000	Series B, GO, 4.000%, 10/01/15	2,244
1,500	Series B, GO, 5.000%, 10/01/15	1,738
1,605	Series B, GO, 5.000%, 10/01/19	2,016
	Harris County, Road,
2,750	Series A, GO, 5.250%, 10/01/18	3,456
2,000	Series A, GO, 5.250%, 10/01/19	2,548
	Hays County,
2,500	GO, 5.000%, 02/15/23	3,005
1,785	GO, 5.000%, 02/15/24	2,130
2,410	GO, 5.000%, 02/15/25	2,857
665	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/17	773
	Longview Independent School District, Capital Appreciation, School Building,
1,575	GO, PSF-GTD, Zero Coupon, 02/15/14	1,554
2,210	GO, PSF-GTD, Zero Coupon, 02/15/15	2,159
3,870	GO, PSF-GTD, Zero Coupon, 02/15/16	3,716
	North East Independent School District, Capital Appreciation, School Building,
1,430	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	1,419
2,730	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	2,651
	San Jacinto Community College District,
4,920	GO, 5.000%, 02/15/18	5,970
5,000	GO, 5.000%, 02/15/34	5,580
1,330	GO, AMBAC, 5.000%, 02/15/19	1,552
390	GO, AMBAC, 5.000%, 02/15/20	451
3,600	San Jacinto Community College District, Limited Tax, GO, 5.000%, 02/15/40	3,945
8,000	State of Texas, Public Finance Authority, Series A, GO, 5.000%, 10/01/16	9,591
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.000%, 08/01/20	3,040
4,340	Series A, GO, 5.000%, 08/01/21	5,224
1,800	Tarrant County, Limited Tax, GO, 5.000%, 07/15/20	2,163

		118,136

	Hospital — 0.2%
5,120	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System, Series B, Rev., 7.200%, 12/01/28	5,619
1,350	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/15	1,499

		7,118

	Other Revenue — 0.5%
2,280	City of Fort Worth, Drainage Utility System, Rev., 4.000%, 02/15/36	2,351
5,150	City of Houston, Utility System, Junior Lien, Series A, Rev., AGM, 5.125%, 12/01/12 (p)	5,358
	Coastal Water Authority, City of Houston Projects,
100	Rev., 4.000%, 12/15/18	117
3,315	Rev., 5.000%, 12/15/23	3,995
	Houston Airport System, Sub Lien,
1,000	Series B, Rev., 5.000%, 07/01/25	1,166
3,000	Series B, Rev., 5.000%, 07/01/26	3,457

		16,444

	Prerefunded — 0.5%
	City of Houston, Utility System, Junior Lien,
5,550	Series A, Rev., AGM, 5.750%, 12/01/32 (p)	8,021
5,000	Series B, Rev., AMBAC, 5.750%, 12/01/12 (p)	5,228
1,000	North Texas Tollway Authority, Series A, Rev., AGM, 5.000%, 01/01/15 (p)	1,124

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — Continued
1,200	University of Texas, Financing System, Series B, Rev., 5.250%, 08/15/13 (p)	1,288

		15,661

	Special Tax — 0.3%
	Carroll Independent School District,
1,000	Series C, GO, 5.000%, 02/15/20	1,270
945	Series C, GO, 5.000%, 02/15/22	1,187
325	Series C, GO, 5.000%, 02/15/23	404
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/18	5,813

		8,674

	Transportation — 1.1%
200	City of Laredo, International Toll Bridge System, Series B, Rev., AGM, 5.000%, 10/01/13	214
	Dallas Area Rapid Transit, Senior Lien,
4,620	Rev., 5.000%, 12/01/21	5,553
3,000	Rev., 5.250%, 12/01/48	3,298
10,000	Series A, Rev., 5.000%, 12/01/16	11,972
7,660	Series A, Rev., 5.000%, 12/01/21	9,277
	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
1,000	Series A, Rev., 5.000%, 11/01/19	1,212
2,000	Series A, Rev., 5.000%, 11/01/21	2,225
600	Texas State Transportation Commission, First Tier, Series A, Rev., 5.250%, 04/01/14	663

		34,414

	Utility — 0.1%
4,000	City of San Antonio, Electric & Gas, Series B, Rev., 5.000%, 02/01/13	4,189

	Water & Sewer — 1.2%
200	City of Dallas, Waterworks & Sewer System Improvements, Rev., AGM, 5.375%, 10/01/12	207
3,880	City of Dallas, Waterworks & Sewer Systems, Rev., AMBAC, 5.000%, 10/01/17	4,767
6,020	Colorado River Municipal Water District, Water System, Rev., AMBAC, 5.375%, 01/01/13 (p)	6,303
	North Texas Municipal Water District,
2,030	Rev., 5.000%, 06/01/15	2,311
2,230	Rev., 5.000%, 06/01/17	2,679
2,130	Rev., 5.000%, 06/01/18	2,592
2,695	Rev., 5.000%, 06/01/21	3,185
2,955	Rev., 5.000%, 06/01/23	3,429
3,405	Rev., 5.000%, 06/01/26	3,874
	Texas Water Development Board, State Revolving Fund,
3,200	Sub Series A-1, Rev., 5.000%, 07/15/17	3,912
3,820	Sub Series A-1, Rev., 5.000%, 07/15/20	4,789

		38,048

	Total Texas	272,520

	Utah — 1.4%
	Education — 0.2%
	Utah State University of Agriculture & Applied Science,
1,000	Rev., 5.000%, 12/01/19	1,224
1,050	Rev., 5.000%, 12/01/20	1,268
1,100	Rev., 5.000%, 12/01/21	1,316
1,150	Rev., 5.000%, 12/01/22	1,362

		5,170

	General Obligation — 0.1%
1,365	Central Utah Water Conservancy District, Series C, GO, 5.000%, 04/01/18	1,678

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	Salt Lake County Municipal Building Authority,
1,125	Series A, Rev., 5.000%, 12/01/15	1,306
1,375	Series A, Rev., 5.000%, 12/01/16	1,642
1,000	Series A, Rev., 5.000%, 12/01/17	1,220

		4,168

	Prerefunded — 0.6%
	Utah Transit Authority,
10,000	Series A, Rev., AGM, 5.000%, 12/15/12 (p)	10,418
7,525	Series B, Rev., AGM, 4.750%, 12/15/15 (p)	8,714

		19,132

	Utility — 0.1%
1,680	Utah Municipal Power Agency, Electrical Systems, Series A, Rev., AMBAC, 5.000%, 07/01/16	1,945

	Water & Sewer — 0.3%
7,455	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/26	8,762

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Water & Sewer –– Continued
2,110	Utah Water Finance Agency, Series A, Rev., AMBAC, 5.000%, 07/01/15	2,292

		11,054

	Total Utah	43,147

	Vermont — 0.2%
	Other Revenue — 0.2%
	University of Vermont & State Agricultural College,
4,230	Rev., AMBAC, 5.000%, 10/01/21	4,968
2,355	Rev., AMBAC, 5.000%, 10/01/22	2,758

	Total Vermont	7,726

	Virginia — 4.5%
	Education — 1.1%
	Virginia College Building Authority, Public Higher Education Financing Program,
9,080	Series B, Rev., 5.000%, 09/01/17	11,029
10,050	Series B, Rev., 5.000%, 09/01/19	12,576
5,135	Virginia Public School Authority, Series A, Rev., 5.000%, 08/01/14	5,721
	Virginia Public School Authority, School Financing, 1997 Resolution,
1,900	Series A, Rev., 5.000%, 08/01/14	2,116
3,000	Series B, Rev., 5.000%, 08/01/13	3,213

		34,655

	General Obligation — 1.8%
5,180	Arlington County, Public Improvement, GO, 5.000%, 01/15/16	6,074
3,575	Chesterfield County, Public Improvement, Series A, GO, 5.000%, 01/01/16	4,177
205	City of Richmond, Public Improvement, Series D, GO, 5.000%, 07/15/26	256
	Commonwealth of Virginia,
4,000	Series A, GO, 5.000%, 06/01/13	4,254
2,725	Series A, GO, 5.000%, 06/01/14	3,016
17,575	Series D, GO, 5.000%, 06/01/20	22,085
6,495	Fairfax County, Public Improvement, Series A, GO, 5.000%, 04/01/21	7,833
6,260	Prince William County, Public Improvement, Series A, GO, 5.000%, 08/01/18	7,835

		55,530

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,130	Virginia Public Building Authority, Series B, Rev., 5.000%, 08/01/17	1,375

	Other Revenue — 0.9%
	Virginia Public Building Authority,
5,330	Series A, Rev., 5.000%, 08/01/14	5,918
4,910	Series B-1, Rev., 5.000%, 08/01/18	6,067
5,620	Series C, Rev., 5.000%, 08/01/21	6,342
5,225	Series D, Rev., 5.000%, 08/01/17	6,357
3,320	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.250%, 08/01/17	4,089

		28,773

	Prerefunded — 0.3%
1,500	Arlington County, Public Improvement, GO, 5.250%, 05/15/14 (p)	1,668
7,000	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.625%, 06/01/15 (p)	8,127

		9,795

	Resource Recovery — 0.1%
2,295	Virginia Resources Authority, Pooled Resources, Series A, Rev., 5.000%, 11/01/23	2,838

	Transportation — 0.3%
	Fairfax County EDA, Route 28 Project, Special Tax,
1,500	5.000%, 04/01/15	1,707
1,005	5.000%, 04/01/16	1,180
1,935	5.000%, 04/01/17	2,336
1,655	5.000%, 04/01/18	2,023
2,900	Virginia Commonwealth Transportation Board, Series A, Rev., 5.000%, 05/15/14	3,203

		10,449

	Total Virginia	143,415

	Washington — 2.3%
	General Obligation — 2.2%
2,000	City of Tacoma, Series B, GO, NATL-RE, Zero Coupon, 12/01/16	1,832
5,000	King County School District No. 414, Lake Washington, GO, AGM, 5.000%, 12/01/20	5,898
	Snohomish County School District No. 201,
8,425	GO, 5.000%, 12/01/22	10,593
6,660	GO, 5.000%, 12/01/23	8,279
6,000	State of Washington, Motor Vehicle Tax Senior 520, Series C, GO, 5.000%, 06/01/23	7,498

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,392
1,000	Series C, GO, 5.000%, 01/01/18	1,223
12,400	Series R-2010A, GO, 5.000%, 01/01/22	15,150
1,800	Whitman County School District No. 267 Pullman, GO, 5.000%, 12/01/18	2,233
4,690	Yakima County School District No. 7, GO, 5.500%, 12/01/23	5,804

		69,902

	Hospital — 0.1%
1,225	Washington Health Care Facilities Authority, Multicare Health Care System, Series A, Rev., AGM, 5.250%, 08/15/23	1,394

	Utility — 0.0% (g)
200	Energy Northwest, Project 1, Series A, Rev., NATL-RE, 5.250%, 07/01/13	214

	Total Washington	71,510

	Wisconsin — 0.4%
	General Obligation — 0.4%
	State of Wisconsin,
5,000	Series 1, GO, NATL-RE, 5.000%, 05/01/14	5,515
5,000	Series E, GO, NATL-RE, FGIC, 5.000%, 05/01/15	5,713

	Total Wisconsin	11,228

	Wyoming — 0.0% (g)
	Other Revenue — 0.0% (g)
150	Wyoming State Loan & Investment Board, Capital Facilities, Rev., 5.000%, 10/01/22	161

	Total Municipal Bonds (Cost $2,787,438)	3,042,851

SHARES
Short-Term Investment — 4.5%
	Investment Company — 4.5%
140,574	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% † (b) (l) (m) (Cost $140,574)	140,574

	Total Investments — 100.8% (Cost $2,928,012)	3,183,425
	Liabilities in Excess of Other Assets — (0.8)%	(24,025)

	NET ASSETS — 100.0%	$3,159,400

Percentages indicated are based on net assets.

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.760% at termination	CPI-U at termination	09/16/12	$1,500	$(48)
Barclays Bank plc	3.003% at termination	CPI-U at termination	01/15/13	20,000	(1,442)
Barclays Bank plc	2.855% at termination	CPI-U at termination	02/13/13	500	(25)
Barclays Bank plc	2.540% at termination	CPI-U at termination	03/19/13	50,000	(1,953)
Barclays Bank plc	2.950% at termination	CPI-U at termination	06/14/13	2,000	(130)
Barclays Bank plc	2.923% at termination	CPI-U at termination	06/15/13	3,000	(188)
Barclays Bank plc	2.573% at termination	CPI-U at termination	07/15/13	25,000	(1,030)
Barclays Bank plc	2.895% at termination	CPI-U at termination	08/25/13	25,000	(1,693)
Barclays Bank plc	2.573% at termination	CPI-U at termination	01/15/14	50,000	(2,424)
Barclays Bank plc	2.993% at termination	CPI-U at termination	01/15/14	25,000	(2,062)
Barclays Bank plc	2.920% at termination	CPI-U at termination	01/15/15	25,000	(2,229)
Barclays Bank plc	3.007% at termination	CPI-U at termination	01/15/15	20,000	(1,973)
Barclays Bank plc	2.610% at termination	CPI-U at termination	03/19/15	50,000	(2,825)
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/15	50,000	(2,926)
Barclays Bank plc	2.998% at termination	CPI-U at termination	01/15/16	25,000	(2,592)
Barclays Bank plc	2.095% at termination	CPI-U at termination	05/24/16	50,000	467
Barclays Bank plc	2.943% at termination	CPI-U at termination	06/14/16	5,000	(465)
Barclays Bank plc	2.930% at termination	CPI-U at termination	06/15/16	3,000	(275)
Barclays Bank plc	2.680% at termination	CPI-U at termination	07/15/16	25,000	(1,663)
Barclays Bank plc	2.718% at termination	CPI-U at termination	01/15/17	50,000	(3,658)
Barclays Bank plc	2.220% at termination	CPI-U at termination	05/24/17	50,000	321
Barclays Bank plc	2.095% at termination	CPI-U at termination	07/06/17	50,000	932
Barclays Bank plc	2.812% at termination	CPI-U at termination	10/12/19	25,000	(1,904)
Barclays Bank plc	2.420% at termination	CPI-U at termination	05/24/20	25,000	127
BNP Paribas	1.980% at termination	CPI-U at termination	01/31/14	100,000	1,266
BNP Paribas	1.910% at termination	CPI-U at termination	06/18/15	50,000	805
BNP Paribas	2.395% at termination	CPI-U at termination	05/31/16	100,000	(1,300)
BNP Paribas	2.350% at termination	CPI-U at termination	07/06/20	25,000	383
BNP Paribas	2.720% at termination	CPI-U at termination	04/01/21	50,000	(978)
Citibank, N.A.	2.280% at termination	CPI-U at termination	07/01/18	50,000	515
Citibank, N.A.	2.285% at termination	CPI-U at termination	06/30/18	50,000	484
Citibank, N.A.	2.410% at termination	CPI-U at termination	07/01/20	50,000	421
Citibank, N.A.	2.330% at termination	CPI-U at termination	07/06/20	50,000	876
Citibank, N.A.	2.420% at termination	CPI-U at termination	06/30/20	50,000	363
Citibank, N.A.	2.470% at termination	CPI-U at termination	07/02/22	50,000	550
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/15	40,000	448
Deutsche Bank AG, New York	2.135% at termination	CPI-U at termination	08/03/16	100,000	595
Deutsche Bank AG, New York	2.410% at termination	CPI-U at termination	06/30/20	100,000	835
Morgan Stanley Capital Services	2.220% at termination	CPI-U at termination	08/16/20	100,000	3,512
Royal Bank of Scotland	2.140% at termination	CPI-U at termination	09/15/13	100,000	(4,461)
Royal Bank of Scotland	2.430% at termination	CPI-U at termination	06/28/20	25,000	152
Royal Bank of Scotland	2.423% at termination	CPI-U at termination	06/30/20	75,000	516
Royal Bank of Scotland	3.556% at termination	CPI-U at termination	07/31/29	89,000	(19,775)
Union Bank of Switzerland AG	2.275% at termination	CPI-U at termination	07/02/18	50,000	539
Union Bank of Switzerland AG	2.220% at termination	CPI-U at termination	07/06/18	50,000	794
Union Bank of Switzerland AG	2.140% at termination	CPI-U at termination	07/09/18	50,000	1,153
Union Bank of Switzerland AG	2.480% at termination	CPI-U at termination	07/01/22	50,000	480

					$(41,485)

Swaps — The Fund engages in various swap transactions, including inflation-linked swaps, to provide inflation protection within its portfolio. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows at specified, future intervals.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CPI-U	—	Consumer Price Index for All Urban Consumers
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2012.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
†	—	Approximately $54,130,000 of this investment is restricted as collateral for swaps to various brokers.

*	Filed for bankruptcy on November 8, 2010.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	257,070
Aggregate gross unrealized depreciation	(1,657)

Net unrealized appreciation/depreciation	$255,413

Federal income tax cost of investments	$2,928,012

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$140,574	$3,042,851	$—	$3,183,425
Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$16,534	$—	$16,534
Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(58,019)	$—	$(58,019)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 93.7% (t)
	Alaska — 0.3%
	General Obligation — 0.3%
100	Matanuska-Susitna Borough School Board, Series A, GO, NATL-RE, 5.250%, 04/01/16	114

	Arizona — 1.0%
	General Obligation — 0.8%
150	City of Scottsdale, GO, 5.000%, 07/01/21	192
85	Maricopa County Elementary, School District No. 38, Madison Elementary School Improvement Project of 2004, Series B, GO, NATL-RE, 5.000%, 07/01/16	98

		290

	Transportation — 0.2%
90	Arizona State Transportation Board, Series B, Rev., 5.000%, 07/01/13	96

	Total Arizona	386

	California — 3.5%
	Education — 0.3%
60	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/18	74
50	University of California, Series C, Rev., NATL-RE, 4.750%, 05/15/13 (p)	53

		127

	General Obligation — 1.1%
200	Los Angeles Unified School District, Election of 2002, Series A, GO, AGM, 5.000%, 07/01/13 (p)	214
175	San Ramon Valley Unified School District, 2002 Election, GO, AGM, 5.250%, 08/01/15	194

		408

	Other Revenue — 0.3%
75	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	90
25	Golden West Schools Financing Authority, Beverly Hills Unified School District, Rev., NATL-RE, FGIC, 5.250%, 08/01/23	33

		123

	Prerefunded — 1.8%
30	El Monte Union High School District, 2002 Election, Series B, GO, NATL-RE, 5.000%, 03/01/15 (p)	34
80	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	87
30	Pasadena Unified School District, Election 1997, Series D, GO, NATL-RE, 4.500%, 05/01/13 (p)	32
100	Redondo Beach Unified School District, Election of 2000, GO, AGM, 5.750%, 08/01/13 (p)	110
50	San Francisco City & County Airports Commission, Second Series Issue 28B, Rev., NATL-RE, 4.750%, 05/01/12 (p)	50
175	State of California, Economic Recovery, Series A, GO, NATL-RE, 5.000%, 07/01/12 (p)	179
215	Twin Rivers Unified School District, GO, AGM, 5.250%, 08/01/12 (p)	222

		714

	Total California	1,372

	Colorado — 2.8%
	General Obligation — 1.0%
305	Jefferson County School District R-1, GO, 5.000%, 12/15/22	392

	Other Revenue — 1.5%
500	Colorado Water Resources & Power Development Authority, Revolving Fund, Series A, Rev., 5.250%, 09/01/16	602

	Special Tax — 0.3%
100	City of Grand Junction, Rev., 5.000%, 03/01/13	105

	Total Colorado	1,099

	Connecticut — 5.2%
	General Obligation — 3.9%
150	City of New Britain, GO, AGM, 5.000%, 04/15/17	181
250	State of Connecticut, Series E, GO, 5.000%, 12/15/16	300
500	Town of Stratford, Series B, GO, 4.000%, 08/01/17	576
200	Town of Trumbull, GO, 5.000%, 09/15/16	238
200	Town of Wilton, GO, 5.000%, 01/15/13	209

		1,504

	Prerefunded — 1.3%
500	Town of Plainville, GO, NATL-RE, FGIC, 5.000%, 12/01/12 (p)	520

	Total Connecticut	2,024

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	District of Columbia — 0.8%
	Education — 0.3%
100	District of Columbia, Georgetown University, Series A, Rev., AMBAC, 5.000%, 04/01/16	113

	General Obligation — 0.1%
20	District of Columbia, Series C, GO, AGM, 5.000%, 06/01/15	23

	Other Revenue — 0.4%
135	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.000%, 07/01/18	163

	Total District of Columbia	299

	Florida — 2.8%
	General Obligation — 1.6%
500	Florida State Board of Education, Public Education, Capital Outlay, Series D, GO, 5.000%, 06/01/25	615

	Other Revenue — 0.8%
185	Florida State Department of Transportation, Series A, Rev., 4.000%, 07/01/18	212
80	Polk County, Public Facilities Authority, Rev., NATL-RE, 5.000%, 12/01/18	88

		300

	Transportation — 0.3%
125	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/13	135

	Water & Sewer — 0.1%
25	Seminole County, Water & Sewer, Rev., 5.000%, 10/01/18	28

	Total Florida	1,078

	Georgia — 4.5%
	Certificate of Participation/Lease — 0.6%
225	Metropolitan Atlanta Rapid Transit Authority, Second Indenture Series, COP, NATL-RE, 5.000%, 01/01/13 (p)	235

	General Obligation — 1.0%
200	Henry County School District, GO, 4.000%, 08/01/13	211
150	State of Georgia, Series D, GO, 5.250%, 10/01/15	175

		386

	Other Revenue — 2.7%
625	County of Columbia, Water & Sewerage, Rev., 4.000%, 06/01/17	721
250	DeKalb County, Water & Sewer, Series B, Rev., 5.250%, 10/01/26	323

		1,044

	Water & Sewer — 0.2%
60	Jackson County Water & Sewer Authority, Series A, Rev., XLCA, 5.250%, 09/01/21	69

	Total Georgia	1,734

	Hawaii — 1.0%
	General Obligation — 1.0%
300	State of Hawaii, Unrefunded Balance, Series DR, GO, 5.000%, 06/01/18	370

	Idaho — 0.1%
	Water & Sewer — 0.1%
50	Idaho Board Bank Authority, Series B, Rev., NATL-RE, 5.000%, 09/15/15	58

	Illinois — 0.7%
	General Obligation — 0.2%
60	City of Chicago, Series A, GO, AGM, 5.500%, 01/01/19	72

	Prerefunded — 0.5%
150	Metropolitan Pier & Exposition Authority, Series A-2002, Rev., FGIC, 5.500%, 06/15/18 (p)	189

	Total Illinois	261

	Indiana — 0.8%
	Education — 0.3%
100	Purdue University, Student Fees, Series U, Rev., 5.250%, 07/01/21	129

	Other Revenue — 0.5%
150	Indiana Transportation Finance Authority, Series B, Rev., NATL-RE, FGIC, 5.500%, 12/01/16	183

	Total Indiana	312

	Iowa — 0.2%
	Water & Sewer — 0.2%
65	City of Des Moines, Sewer System, Series H, Rev., AGM, 5.000%, 06/01/14	72

	Kansas — 2.3%
	General Obligation — 2.3%
500	City of Wichita, Series B, GO, 4.000%, 09/01/17	582

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
265	Sedgwick County Unified School District No. 265 Goddard, Series 2, GO, AGM, 5.000%, 10/01/15	304

	Total Kansas	886

	Kentucky — 0.7%
	Prerefunded — 0.7%
250	University of Kentucky, Housing & Dining Systems, Series S, Rev., AGM, 4.400%, 06/01/13 (p)	264

	Louisiana — 0.6%
	Industrial Development Revenue/Pollution Control Revenue — 0.6%
200	Terrebonne Parish, Series ST, Rev., 5.875%, 03/01/26	239

	Maryland — 5.5%
	General Obligation — 4.2%
500	Anne Arundel County, Consolidated General Improvements, GO, 5.000%, 04/01/20	637
500	Maryland State Refunding, State & Local Facilities Loan, Series C, GO, 5.000%, 11/01/17	618
100	Montgomery County, Public Improvement, Series A, GO, 5.000%, 05/01/17 (p)	122
50	Prince Georges County, Public Improvement, Series A, GO, 5.000%, 10/01/13	54
200	State of Maryland, Local Facilities First, Series A, GO, 5.000%, 03/01/13	210

		1,641

	Other Revenue — 0.3%
100	Maryland State Department of Transportation County, Second Issue, Rev., 4.000%, 09/01/13	106

	Prerefunded — 0.7%
250	Maryland State Economic Development Corp., University Maryland College Park Project, Rev., 5.625%, 06/01/13 (p)	268

	Transportation — 0.3%
100	Maryland State Department of Transportation County, Second Issue, Rev., 4.000%, 09/01/16	115

	Total Maryland	2,130

	Massachusetts — 4.4%
	Certificate of Participation/Lease — 2.0%
	Massachusetts Bay Transportation Authority,
350	Series A, Rev., COP, 5.250%, 07/01/27	470
250	Series B, Rev., COP, 5.250%, 07/01/23	330

		800

	Education — 0.3%
100	University of Massachusetts Building Authority, Senior Series 1, Rev., AMBAC, 5.250%, 11/01/13 (p)	108

	General Obligation — 1.5%
300	Commonwealth of Massachusetts, Series B, GO, 5.250%, 08/01/21	391
	Commonwealth of Massachusetts, Consolidated Loan,
35	Series A, GO, 5.000%, 05/01/13	37
150	Series D, GO, NATL-RE, 5.500%, 11/01/12	156

		584

	Other Revenue — 0.3%
100	Massachusetts Health & Educational Facilities Authority, Harvard University, Series A, Rev., 5.000%, 12/15/15	117

	Prerefunded — 0.3%
100	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	109

	Total Massachusetts	1,718

	Michigan — 0.4%
	Education — 0.2%
75	Western Michigan University, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	84

	Prerefunded — 0.2%
85	Ovid Elsie Area Schools, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 11/01/12 (p)	88

	Total Michigan	172

	Minnesota — 1.0%
	General Obligation — 0.4%
150	State of Minnesota, Various purpose, Series F, GO, 4.000%, 08/01/13	158

	Other Revenue — 0.6%
200	Minnesota Public Facilities Authority, Series A, Rev., 5.000%, 03/01/16	235

	Total Minnesota	393

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Mississippi — 0.2%
	Prerefunded — 0.2%
100	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	97

	Missouri — 2.9%
	General Obligation — 2.4%
350	City of Kansas, Improvement, Series A, GO, 5.000%, 02/01/23	437
175	North Kansas City School District No. 74, Direct Deposit Program, GO, 5.000%, 03/01/20	210
250	St. Louis County Reorganized School District No. R-6, GO, AGM, 5.000%, 02/01/14	273

		920

	Transportation — 0.3%
100	Missouri State Highways & Transit Commission, First Lien, Series B, Rev., 5.000%, 05/01/22	115

	Water & Sewer — 0.2%
75	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funding Program, Series B, Rev., 5.500%, 07/01/14	83

	Total Missouri	1,118

	New Jersey — 0.8%
	Education — 0.3%
125	New Jersey Economic Development Authority, School Facilities Construction, Series F, Rev., 5.250%, 06/15/13 (p)	133

	Transportation — 0.5%
	New Jersey Transportation Trust Fund Authority,
80	Series A, Rev., 5.250%, 12/15/20	99
60	Series A, Rev., 5.500%, 12/15/21	76

		175

	Total New Jersey	308

	New Mexico — 5.7%
	General Obligation — 1.1%
340	New Mexico Finance Authority, Senior Lien, Series C, GO, 5.000%, 06/01/22	433

	Other Revenue — 4.6%
300	Bernalillo County, Gross Receipts, Tax Revenue, Rev., AMBAC, 5.250%, 10/01/26	401
	New Mexico Finance Authority, State Transportation, Senior Lien,
250	Rev., 5.000%, 06/15/24	305
125	Series A, Rev., NATL-RE, 5.250%, 06/15/14 (p)	140
	New Mexico Finance Authority, State Transportation, Sub Lien,
200	Series A-2, Rev., 5.000%, 12/15/20	252
500	Series A-2, Rev., 5.000%, 12/15/21	624
30	New Mexico Finance Authority, Sub Lien Public Project Revolving Fund, Series B, Rev., NATL-RE, 5.000%, 06/15/17	36

		1,758

	Total New Mexico	2,191

	New York — 9.5%
	Education — 0.3%
100	New York State Dormitory Authority, Series B, Rev., 4.000%, 03/15/14	107

	General Obligation — 1.5%
50	Ardsley Union Free School District, Series B, GO, AGM, 4.000%, 06/15/15	55
195	Briarcliff Manor, Public Improvement, Series A, GO, AGM, 5.000%, 09/01/14	218
100	Queensbury Union Free School District, GO, 4.000%, 12/15/18	117
75	Suffolk County, Public Improvement, Series B, GO, NATL-RE, 4.250%, 11/01/14	82
100	Syosset Central School District, GO, AGM, 4.250%, 12/15/13	107

		579

	Industrial Development Revenue/Pollution Control Revenue — 0.9%
280	City of New York, Series E-1, GO, 6.250%, 10/15/28	346

	Other Revenue — 6.0%
110	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-5, Rev., 5.000%, 01/15/26	127
300	New York State Dormitory Authority, Consolidated Service Contract, Series A, Rev., 5.000%, 07/01/18	360
260	New York State Dormitory Authority, Personal Education, Series C, Rev., 5.000%, 03/15/19	317

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
50	New York State Environmental Facilities Corp., Revolving Funds, New York City Municipal Projects, Sub Series E, Rev., 5.000%, 06/15/12	51
250	New York State Environmental Facilities Corp., Revolving Funds, New York City Municipal Water Projects, Series K, Rev., 5.500%, 06/15/17	311
100	New York State Urban Development Corp., Service Contract, Series A, Rev., 5.000%, 01/01/16	115
100	Triborough Bridge & Tunnel Authority, Sub Series D, Rev., 5.000%, 11/15/18	121
750	Triborough Bridge & Tunnel Authority, General Purpose, Series A, Rev., 5.000%, 01/01/26	927

		2,329

	Special Tax — 0.3%
100	Sales Tax Asset Receivable Corp., Series A, Rev., NATL-RE, 5.000%, 10/15/17	111

	Water & Sewer — 0.5%
175	New York City Municipal Water Finance Authority, Series AA, Rev., 5.000%, 06/15/17	212

	Total New York	3,684

	North Carolina — 2.2%
	Certificate of Participation/Lease — 1.0%
65	Cabarrus County, COP, 5.250%, 02/01/13 (p)	68
290	North Carolina Infrastructure Finance Corp., Capital Improvement, Series A, COP, AGM, 5.000%, 05/01/15	330

		398

	Transportation — 1.2%
	State of North Carolina,
150	Rev., NATL-RE, 5.000%, 03/01/12	151
300	Rev., NATL-RE, 5.000%, 03/01/13	315

		466

	Total North Carolina	864

	Ohio — 1.0%
	General Obligation — 0.6%
100	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/19	125
100	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	124

		249

	Other Revenue — 0.4%
125	Ohio State Water Development Authority, Loan Fund, Water Quality, Rev., 5.250%, 12/01/18	159

	Total Ohio	408

	Oregon — 5.1%
	General Obligation — 4.5%
215	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	286
300	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.250%, 06/15/26	399
1,000	Oregon State Department of Administrative Services, Series B, COP, GO, AGM, 5.000%, 05/01/13	1,058

		1,743

	Other Revenue — 0.6%
175	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/21	215

	Total Oregon	1,958

	Pennsylvania — 3.5%
	Education — 0.5%
190	Delaware County Authority, Villanova University, Rev., AMBAC, 5.000%, 08/01/23	210

	General Obligation — 2.7%
50	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.250%, 11/01/12	52
500	Central Bucks School District, Series A, GO, 5.000%, 05/15/23	623
	Commonwealth of Pennsylvania, Second Series,
200	GO, 5.000%, 01/01/16 (p)	234
100	GO, 5.000%, 03/01/16	117

		1,026

	Other Revenue — 0.3%
100	Bucks County Water & Sewer Authority, Series A, Rev., AMBAC, 5.000%, 06/01/12 (p)	102

	Total Pennsylvania	1,338

	South Carolina — 2.0%
	Education — 0.4%
150	Oconee County School District, Series B, GO, SCSDE, 3.000%, 03/01/15	160

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — 1.3%
300	State of South Carolina, Series C, GO, 5.000%, 03/01/22	386
100	State of South Carolina, State Highway, Series A, GO, 4.000%, 06/01/14	108

		494

	Other Revenue — 0.3%
100	South Carolina State Public Service Authority, Series A, Rev., AGM, 5.000%, 01/01/14 (p)	109

	Total South Carolina	763

	Tennessee — 1.2%
	General Obligation — 0.4%
	Metropolitan Government of Nashville & Davidson County,
50	GO, 5.000%, 01/01/18 (p)	60
100	Series B, GO, 5.000%, 08/01/15	115

		175

	Other Revenue — 0.8%
250	City of Memphis, Rev., 5.000%, 12/01/17	305

	Total Tennessee	480

	Texas — 9.7%
	Education — 1.9%
	University of Texas, Financing System,
100	Series C, Rev., 5.000%, 08/15/12	102
500	Series C, Rev., 5.000%, 08/15/18	620

		722

	General Obligation — 2.5%
75	City of El Paso, Series A, GO, NATL-RE, 4.750%, 08/15/23	84
240	City of Irving, Improvement, GO, 5.000%, 09/15/21	302
500	Hays County, Pass-Thru Toll, GO, 5.000%, 02/15/23	601

		987

	Other Revenue — 1.7%
220	City of Fort Worth, Drainage Utility System, Rev., 4.000%, 02/15/36	227
210	Harris County, Series C, Rev., 5.000%, 08/15/22	254
150	Texas State Public Finance Authority, Criminal Projects, Rev., AMBAC, 4.000%, 02/01/14	160

		641

	Prerefunded — 1.6%
100	Harris County, Series C, GO, 5.750%, 10/01/18 (p)	130
75	Liberty Independent School District, GO, PSF-GTD, 5.500%, 02/15/12 (p)	75
300	University of Texas, Financing System, Series D, Rev., 5.000%, 08/15/14 (p)	334
75	University of Texas, Financing System, Permanent University Fund, Series A, Rev., 6.250%, 01/01/13 (p)	79

		618

	Utility — 0.1%
50	City of Garland, Electric System, Rev., NATL-RE, 5.625%, 03/01/15	57

	Water & Sewer — 1.9%
	City of Houston, Utilities System, First Lien,
50	Series A, Rev., AGM, 5.000%, 11/15/15	58
355	Series D, Rev., 5.000%, 11/15/24	439
25	City of San Antonio, Water Authority, Rev., NATL-RE, FGIC, 5.500%, 05/15/15	29
70	Mesquite Waterworks & Sewer System, Rev., AGM, 5.000%, 03/01/20	81
100	Trinity River Authority, Rev., 5.000%, 08/01/14	111

		718

	Total Texas	3,743

	Utah — 0.2%
	Other Revenue — 0.2%
75	Utah State Building Ownership Authority, State Facilities Master Lease Program, Series C, Rev., AGM, 5.500%, 05/15/14 (p)	83

	Vermont — 0.1%
	Utility — 0.1%
35	Vermont Public Power Supply Authority, McNeil Project, Series E, Rev., NATL- RE, 5.250%, 07/01/14	39

	Virginia — 6.5%
	General Obligation — 5.2%
550	City of Norfolk, Capital Improvement, Series C, GO, 5.000%, 04/01/17	665
150	Loudoun County, Public Improvement, Series A, GO, 5.000%, 07/01/16	178
900	Newport News Virginia, Water Improvement, Series B, GO, 5.250%, 07/01/22	1,184

		2,027

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.2%
50	Virginia College Building Authority, 21st Century College, Rev., 5.000%, 02/01/23	65

	Prerefunded — 1.1%
355	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.625%, 06/01/15 (p)	412

	Total Virginia	2,504

	Washington — 2.5%
	General Obligation — 2.4%
500	City of Seattle, GO, NATL-RE, 5.000%, 01/01/14	545
25	Snohomish County School District No. 2 Everett, GO, NATL-RE, FGIC, 5.000%, 12/01/16	30
280	State of Washington, Various Purpose, Series 2010A, GO, 5.000%, 08/01/19	350

		925

	Transportation — 0.1%
25	Port of Seattle, Intermediate Lien, Series A, Rev., NATL-RE, 5.000%, 03/01/15	28

	Utility — 0.0% (g)
20	Energy Northwest, Project 1, Series D, Rev., 5.000%, 07/01/16	24

	Total Washington	977

	Wisconsin — 2.0%
	General Obligation — 0.1%
50	Northland Pines School District, GO, AGM, 5.000%, 04/01/12	51

	Other Revenue — 1.9%
	State of Wisconsin,
290	Series A, Rev., 5.000%, 07/01/20	367
300	Series A, Rev., 5.000%, 07/01/26	347

		714

	Total Wisconsin	765

	Total Municipal Bonds (Cost $33,684)	36,301

SHARES
Short-Term Investment — 6.4%
	Investment Company — 6.4%
2,484	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% † (b) (l) (m) (Cost $2,484)	2,484

	Total Investments — 100.1% (Cost $36,168)	38,785
	Liabilities in Excess of Other Assets — (0.1)%	(54)

	NET ASSETS — 100.0%	$38,731

Percentages indicated are based on net assets.

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINDATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.573% at termination	CPI-U at termination	01/15/14	$1,000	$(49)
Barclays Bank plc	2.610% at termination	CPI-U at termination	03/19/15	1,500	(85)
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/15	500	(29)
Barclays Bank plc	2.095% at termination	CPI-U at termination	05/24/16	5,000	47
BNP Paribas	1.980% at termination	CPI-U at termination	01/31/14	1,000	13
BNP Paribas	2.440% at termination	CPI-U at termination	04/01/15	5,000	(42)
BNP Paribas	2.720% at termination	CPI-U at termination	04/01/21	10,000	(196)
Citibank, N.A.	1.470% at termination	CPI-U at termination	08/26/15	1,000	44
Citibank, N.A.	2.735% at termination	CPI-U at termination	03/02/21	1,000	(20)
Deutsche Bank AG, New York	1.930% at termination	CPI-U at termination	01/03/17	5,000	68
Royal Bank of Scotland	2.740% at termination	CPI-U at termination	07/31/13	1,000	(66)
Royal Bank of Scotland	2.620% at termination	CPI-U at termination	06/28/25	1,000	(5)
Union Bank of Switzerland AG	2.438% at termination	CPI-U at termination	03/02/16	1,000	(7)

					$(327)

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
COP	—	Certificate of Participation
CPI-U	—	Consumer Price Index for All Urban Consumers
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
XLCA	—	Insured by XL Capital Assurance

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
†	—	Approximately $600,000 of this investment is restricted as collateral for swaps to various brokers.
*	—	Filed for bankruptcy on November 8, 2010.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,622
Aggregate gross unrealized depreciation	(5)

Net unrealized appreciation/depreciation	2,617

Federal income tax cost of investments	$36,168

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,484	$36,301	$—	$38,785
Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$172	$—	$172
Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(499)	$—	$(499)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 45.0%
	Brazil — 5.5%
7,500	Cielo S.A.	223,429
4,800	Lojas Renner S.A.	162,088
32,100	MRV Engenharia e Participacoes S.A.	247,107
26,000	OGX Petroleo e Gas Participacoes S.A. (a)	246,280
21,000	Souza Cruz S.A.	273,317

		1,152,221

	Canada — 1.1%
8,900	Pacific Rubiales Energy Corp.	223,942

	China — 8.8%
684,000	Bank of China Ltd., Class H	293,200
365,000	China Construction Bank Corp., Class H	291,329
31,500	China Shenhua Energy Co., Ltd., Class H	138,341
288,000	China Telecom Corp., Ltd., Class H	161,573
159,000	CNOOC Ltd.	323,915
180,000	Dongfeng Motor Group Co., Ltd., Class H	336,350
172,500	Parkson Retail Group Ltd.	206,435
600,000	West China Cement Ltd.	99,699

		1,850,842

	Hong Kong — 4.2%
31,500	China Mobile Ltd.	321,924
38,000	China Resources Enterprise Ltd.	130,935
4,000	Jardine Matheson Holdings Ltd.	206,866
121,000	SJM Holdings Ltd.	215,858

		875,583

	India — 4.4%
8,500	HDFC Bank Ltd., ADR (m)	263,755
5,100	Infosys Ltd., ADR (m)	280,449
15,400	Tata Motors Ltd., ADR	370,832

		915,036

	Indonesia — 1.2%
14,500	Astra International Tbk PT	126,967
42,500	United Tractors Tbk PT	133,766

		260,733

	Peru — 1.3%
2,500	Credicorp Ltd.	284,150

	Russia — 4.7%
7,000	Lukoil OAO, ADR	411,178
9,000	MMC Norilsk Nickel OJSC, ADR (m)	173,194
23,500	Mobile Telesystems OJSC, ADR (m)	393,860

		978,232

	South Africa — 3.6%
9,000	Foschini Group Ltd. (The)	124,914
2,600	Kumba Iron Ore Ltd.	177,984
19,500	Shoprite Holdings Ltd.	323,819
8,900	Spar Group Ltd. (The)	125,940

		752,657

	South Korea — 3.3%
1,400	Samsung Electronics Co., Ltd., GDR (e)	689,812

	Taiwan — 2.8%
41,200	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	580,096

	Thailand — 1.5%
174,700	Charoen Pokphand Foods PCL, Foreign Shares	197,302
239,600	Krung Thai Bank PCL, Foreign Shares	118,199

		315,501

	United Arab Emirates — 1.2%
30,600	Dragon Oil plc	251,612

	United Kingdom — 1.4%
12,400	Standard Chartered plc	299,682

	Total Common Stocks (Cost $8,774,621)	9,430,099

PRINCIPAL AMOUNT
Corporate Bonds — 6.7%
	Chile — 0.5%
100,000	Corp. Nacional del Cobre de Chile, Reg. S., 3.750%, 11/04/20	104,057

	Indonesia — 1.0%
200,000	Pertamina Persero PT, Reg. S., 5.250%, 05/23/21	209,000

	Ireland — 0.8%
170,000	Vnesheconombank Via VEB Finance plc, Reg. S., 5.450%, 11/22/17	172,890

	Kazakhstan — 1.9%
	KazMunayGas National Co.,
230,000	Reg. S., 7.000%, 05/05/20	251,850
120,000	Reg. S., 11.750%, 01/23/15	144,600

		396,450

	Malaysia — 0.6%
100,000	Petronas Capital Ltd., Reg. S., 5.250%, 08/12/19	113,255

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
		Mexico — 1.1%
		Petroleos Mexicanos,
	90,000	5.500%, 01/21/21	97,425
	90,000	6.500%, 06/02/41	99,450
MXN	520,000	7.650%, 11/24/21 (e)	40,247

			237,122

		Venezuela — 0.8%
		Petroleos de Venezuela S.A.,
	70,000	4.900%, 10/28/14	58,800
	35,000	5.000%, 10/28/15	26,775
	100,000	8.500%, 11/02/17 (e)	80,250

			165,825

		Total Corporate Bonds (Cost $1,364,732)	1,398,599

Foreign Government Securities — 35.2%
		Argentina — 2.4%
		Republic of Argentina,
	13,366	8.280%, 12/31/33 (m)	10,593
	330,000	8.750%, 06/02/17	327,690
	430,000	SUB, 2.500%, 12/31/38	165,550

			503,833

		Belarus — 0.4%
	100,000	Republic of Belarus, 8.750%, 08/03/15	92,500

		Brazil — 3.4%
	100,000	Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 06/16/18 (e) (m)	114,000
		Federal Republic of Brazil,
	140,000	8.000%, 01/15/18	167,300
	170,000	8.250%, 01/20/34	257,550
BRL	250,000	12.500%, 01/05/22	178,142

			716,992

		Colombia — 1.4%
		Republic of Colombia,
	100,000	6.125%, 01/18/41	120,750
	110,000	11.750%, 02/25/20	173,250

			294,000

		Croatia — 0.7%
	150,000	Republic of Croatia, Reg. S., 6.750%, 11/05/19	144,000

		Dominican Republic — 0.8%
		Government of Dominican Republic,
DOP	2,400,000	15.950%, 06/04/21 (e) (m)	59,431
	105,012	Reg. S., 9.040%, 01/23/18	115,513

			174,944

		El Salvador — 0.9%
	170,000	Republic of El Salvador, Reg. S., 7.750%, 01/24/23	186,150

		Hungary — 0.9%
		Republic of Hungary,
	160,000	6.250%, 01/29/20	148,000
	40,000	7.625%, 03/29/41	37,000

			185,000

		Indonesia — 2.0%
		Republic of Indonesia,
	110,000	Reg. S., 8.500%, 10/12/35	160,188
	170,000	Reg. S., 11.625%, 03/04/19	252,450

			412,638

		Ivory Coast — 0.3%
	110,000	Republic of Ivory Coast, Reg. S., 0.000%, 12/31/32 (d)	62,975

		Lithuania — 1.1%
	230,000	Republic of Lithuania, Reg. S., 5.125%, 09/14/17	225,975

		Mexico — 3.0%
		United Mexican States,
	160,000	5.625%, 01/15/17	183,200
	190,000	5.750%, 10/12/10	199,500
MXN	800,000	7.750%, 12/14/17	69,090
MXN	1,800,000	10.000%, 11/20/36	180,123

			631,913

		Pakistan — 0.4%
	100,000	Republic of Pakistan, Reg. S., 7.125%, 03/31/16	74,000

		Panama — 0.8%
		Republic of Panama,
	60,000	7.250%, 03/15/15	69,360
	70,000	9.375%, 04/01/29	110,600

			179,960

		Peru — 2.5%
		Republic of Peru,
	98,000	5.625%, 11/18/50	105,448
PEN	180,000	6.950%, 08/12/31 (e)	70,422

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
		Peru — Continued
	230,000	7.350%, 07/21/25	305,325
PEN	125,000	Reg. S., 6.900%, 08/12/37	48,443

			529,638

		Philippines — 2.9%
		Republic of Philippines,
	250,000	6.500%, 01/20/20	299,063
	220,000	7.750%, 01/14/31	299,200

			598,263

		Poland — 0.6%
	125,000	Poland Government Bond, 5.000%, 03/23/22	126,750

		Romania — 0.2%
	50,000	Romanian Government International Bond, 6.750%, 02/07/22 (e)	49,554

		Russia — 2.6%
	459,250	Russian Federation, Reg. S., SUB, 7.500%, 03/31/30	544,211

		Serbia — 0.3%
	69,333	Republic of Serbia, Reg. S., SUB, 6.750%, 11/01/24	65,433

		South Africa — 0.9%
	150,000	Republic of South Africa, 6.875%, 05/27/19	179,250

		Sri Lanka — 0.7%
	150,000	Republic of Sri Lanka, Reg. S., 6.250%, 10/04/20	149,625

		Turkey — 2.2%
		Republic of Turkey,
	220,000	6.750%, 04/03/18	241,450
	150,000	8.000%, 02/14/34	176,250
TRY	80,000	10.500%, 01/15/20	47,680

			465,380

		Ukraine — 0.8%
	190,000	Government of Ukraine, Reg. S., 6.580%, 11/21/16	166,725

		Uruguay — 1.2%
		Republic of Uruguay,
UYU	610,000	5.999%, 04/05/27	44,753
	35,000	7.625%, 03/21/36	48,300
	110,000	PIK, 7.875%, 01/15/33	153,725

			246,778

		Venezuela — 1.8%
		Republic of Venezuela,
	80,000	9.250%, 09/15/27	61,800
	130,000	Reg. S., 5.750%, 02/26/16	106,275
	20,000	Reg. S., 7.750%, 10/13/19	15,200
	160,000	Reg. S., 8.250%, 10/13/24	113,600
	30,000	Reg. S., 9.000%, 05/07/23	22,650
	70,000	Reg. S., 11.950%, 08/05/31	61,145

			380,670

		Total Foreign Government Securities (Cost $7,257,959)	7,387,157

SHARES
Preferred Stocks — 4.6%
		Brazil — 4.6%
	13,700	Bradespar S.A.	275,772
	8,600	Cia de Bebidas das Americas, ADR (m)	312,954
	5,700	Cia de Transmissao de Energia Electrica Paulista	180,278
	21,000	Gerdau S.A., ADR (m)	199,500

		Total Preferred Stocks (Cost $883,786)	968,504

PRINCIPAL AMOUNT
	Supranational — 0.5%
	100,000	Eurasian Development Bank, 7.375%, 09/29/14 (e) (m) (Cost $105,215)	107,250

	U.S. Treasury Obligation — 0.0% (g)
	10,000	U.S. Treasury Note, 1.375%, 04/15/12 (k) (Cost $10,027)	10,026

SHARES
	Short-Term Investment — 2.9%
		Investment Company — 2.9%
	605,829	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $605,829)	605,829

		Total Investments — 94.9% (Cost $19,002,169)	19,907,464
		Other Assets in Excess of Liabilities — 5.1%	1,061,110

		NET ASSETS — 100.0%	$20,968,574

Percentages indicated are based on net assets.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	37.3%
Oil, Gas & Consumable Fuels	13.6
Commercial Banks	8.6
Semiconductors & Semiconductor Equipment	6.4
Metals & Mining	4.7
Automobiles	4.2
Wireless Telecommunication Services	3.6
Food & Staples Retailing	2.9
IT Services	2.5
Multiline Retail	1.8
Beverages	1.6
Tobacco	1.4
Household Durables	1.2
Hotels, Restaurants & Leisure	1.1
Industrial Conglomerates	1.0
Food Products	1.0
Others (each less than 1.0%)	4.1
Short-Term Investment	3.0

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	10 Year U.S. Treasury Note	03/21/12	396,750	6,603
1	2 Year U.S. Treasury Note	03/30/12	220,750	91
	Short Futures Outstanding
(1)	30 Year U.S. Treasury Bond	03/21/12	(145,438)	(3,409)
(3)	5 Year U.S. Treasury Note	03/30/12	(372,140)	(2,257)

				1,028

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,180,000	CNY	Deutsche Bank AG	03/14/12	187,320	186,959	(361)
144,352	EUR	Deutsche Bank AG	03/14/12	188,096	188,837	741
71,000	EUR	Citibank, N.A.	03/30/12	91,183	92,886	1,703
211,540,000	KRW	Deutsche Bank AG	03/14/12	186,873	187,722	849
2,466,922	MXN	Deutsche Bank AG	03/14/12	186,429	188,615	2,186
950,000	MXN	Deutsche Bank AG	03/21/12	67,743	72,590	4,847
5,850,000	RUB	Deutsche Bank AG	03/14/12	188,163	192,077	3,914
118,779	SGD	Deutsche Bank AG	03/14/12	93,761	94,430	669
117,722	SGD	State Street Corp.	03/14/12	93,794	93,590	(204)
				1,283,362	1,297,706	14,344

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
89,194	AUD	Deutsche Bank AG	03/14/12	93,124	94,269	(1,145)
45,590,000	CLP	Union Bank of Switzerland AG	03/14/12	91,823	92,310	(487)
3,673,691	CZK	Deutsche Bank AG	03/14/12	188,980	189,744	(764)
36,000	EUR	Citibank, N.A.	03/30/12	47,250	47,097	153
71,000	EUR	Credit Suisse International	03/30/12	95,008	92,886	2,122
7,191,284	JPY	Deutsche Bank AG	03/14/12	93,380	94,393	(1,013)
950,000	MXN	Credit Suisse International	03/21/12	69,308	72,590	(3,282)
170,816	TRY	Deutsche Bank AG	03/14/12	92,709	95,210	(2,501)
741,513	ZAR	Deutsche Bank AG	03/14/12	92,356	94,238	(1,882)
				863,938	872,737	(8,799)

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNY	—	China Yuan
CZK	—	Czech Republic Koruna
DOP	—	Dominican Peso
EUR	—	Euro
GDR	—	Global Depositary Receipt
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
PEN	—	Peru Nuevo Sol
PIK	—	Payment-in-Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2012.
TRY	—	New Turkish Lira
UYU	—	Uruguayan Peso
ZAR	—	South African Rand

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are $5,190,982 and 26.0%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$993,093
Aggregate gross unrealized depreciation	(87,798)

Net unrealized appreciation/depreciation	$905,295

Federal income tax cost of investments	$19,002,169

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$1,152,221	$—	$—	$1,152,221
Canada	223,942	—	—	223,942
China	—	1,850,842	—	1,850,842
Hong Kong	—	875,583	—	875,583
India	—	915,036	—	915,036
Indonesia	—	260,733	—	260,733
Peru	284,150	—	—	284,150
Russia	—	978,232	—	978,232
South Africa	—	752,657	—	752,657
South Korea	—	689,812	—	689,812
Taiwan	—	580,096	—	580,096
Thailand	—	315,501	—	315,501
United Arab Emirates	—	251,612	—	251,612
United Kingdom	—	299,682	—	299,682

Total Common Stocks	1,660,313	7,769,786	—	9,430,099

Preferred Stocks
Brazil	456,050	512,454	—	968,504

Debt Securities
Corporate Bonds
Chile	–	104,057	—	104,057
Indonesia	–	209,000	—	209,000
Ireland	–	172,890	—	172,890
Kazakhstan	–	396,450	—	396,450
Malaysia	–	113,255	—	113,255
Mexico	–	237,122	—	237,122
Venezuela	–	165,825	—	165,825

Total Corporate Bonds	–	1,398,599	—	1,398,599

Foreign Government Securities	–	7,387,157	—	7,387,157
Supranational	–	107,250	—	107,250
U.S. Treasury Obligations	–	10,026	—	10,026
Short-Term Investment
Investment Company	605,829	—	–	605,829

Total Investments in Securities	$2,722,192	$17,185,272	$—	$19,907,464

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$17,184	$—	$17,184
Futures Contracts	6,694	—	—	6,694

Total Appreciation in Other Financial Instruments	$6,694	$17,184	$—	$23,878

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(11,639)	$—	$(11,639)
Futures Contracts	(5,666)	–	—	(5,666)

Total Depreciation in Other Financial Instruments	$(5,666)	$(11,639)	$—	$(17,305)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
March 30, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
March 30, 2012